UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) January 31, 2019	iShares® Cohen & Steers REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 9.8%
Ventas Inc.	1,392,241	$89,785,622
Welltower Inc.	1,452,287	112,537,720

		202,323,342

Hotel & Resort REITs — 3.7%
Host Hotels & Resorts Inc.	2,901,267	52,396,882
Park Hotels & Resorts Inc.	790,481	23,769,764

		76,166,646

Industrial REITs — 9.9%
Duke Realty Corp.	1,399,179	40,911,994
Prologis Inc.	2,387,171	165,096,746

		206,008,740

Office REITs — 13.6%
Alexandria Real Estate Equities Inc.	413,657	54,482,763
Boston Properties Inc.	603,375	79,567,061
Douglas Emmett Inc.	634,502	24,003,211
Highwoods Properties Inc.	407,539	18,062,129
Kilroy Realty Corp.(a)	395,041	27,834,589
SL Green Realty Corp.	339,614	31,390,522
Vornado Realty Trust	677,581	47,369,688

		282,709,963

Residential REITs — 19.4%
American Campus Communities Inc.	538,262	24,770,817
American Homes 4 Rent, Class A	1,010,340	22,338,617
AvalonBay Communities Inc.	508,276	98,056,606
Equity LifeStyle Properties Inc.	349,080	36,960,591
Equity Residential	1,435,013	104,124,543
Essex Property Trust Inc.	258,145	70,008,924
UDR Inc.	1,047,733	45,838,319

		402,098,417

Retail REITs — 16.7%
Federal Realty Investment Trust	287,867	38,162,528
National Retail Properties Inc.	615,730	32,455,128
Realty Income Corp.	1,133,348	77,849,674

Security	Shares	Value

Retail REITs (continued)
Regency Centers Corp.	663,454	$43,124,510
Simon Property Group Inc.	851,463	155,068,442

		346,660,282

Specialized REITs — 26.8%
American Tower Corp.	1,010,147	174,593,807
Digital Realty Trust Inc.	805,058	87,219,984
Equinix Inc.	310,344	122,275,536
Extra Space Storage Inc.	495,041	48,815,993
Public Storage	584,856	124,293,597

		557,198,917

Total Common Stocks — 99.9% (Cost: $1,883,970,499)		2,073,166,307

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(c)(d)	21,794,825	21,801,364
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	3,441,235	3,441,235

		25,242,599

Total Short -Term Investments — 1.2% (Cost: $25,236,084)		25,242,599

Total Investments in Securities — 101.1% (Cost: $1,909,206,583)		2,098,408,906

Other Assets, Less Liabilities — (1.1)%		(22,030,171)

Net Assets — 100.0%		$2,076,378,735

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	69,336,192	(47,541,367)	21,794,825	$21,801,364	$197,736	(a)	$(6,728)	$2,055
BlackRock Cash Funds: Treasury, SL Agency Shares	5,157,999	(1,716,764)	3,441,235	3,441,235	66,576		—	—

				$25,242,599	$264,312		$(6,728)	$2,055

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Cohen & Steers REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	89	03/15/19	$2,933	$298,290

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,073,166,307	$—	$—	$2,073,166,307
Money Market Funds	25,242,599	—	—	25,242,599

	$2,098,408,906	$—	$—	$2,098,408,906

Derivative financial instruments(a)
Assets
Futures Contracts	$298,290	$—	$—	$298,290

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments (unaudited) January 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.1%
Boeing Co. (The)	208,287	$80,319,633
BWX Technologies Inc.	28,381	1,317,446
General Dynamics Corp.	114,008	19,514,749
Harris Corp.	41,505	6,357,736
HEICO Corp.	1,000	84,500
HEICO Corp., Class A	2,968	207,849
Huntington Ingalls Industries Inc.	13,652	2,818,456
L3 Technologies Inc.	25,209	4,963,148
Lockheed Martin Corp.	140,415	40,676,821
Northrop Grumman Corp.	58,364	16,082,200
Raytheon Co.	108,486	17,874,153
United Technologies Corp.	375,695	44,358,309

		234,575,000

Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	53,878	4,674,994
Expeditors International of Washington Inc.	40,355	2,796,601
FedEx Corp.	63,217	11,225,443
United Parcel Service Inc., Class B	471,099	49,653,835

		68,350,873

Airlines — 0.4%
Alaska Air Group Inc.	48,280	3,087,506
Delta Air Lines Inc.	293,236	14,494,656
Southwest Airlines Co.	120,841	6,858,935

		24,441,097

Auto Components — 0.3%
Autoliv Inc.	52,153	4,164,417
BorgWarner Inc.	75,784	3,099,566
Gentex Corp.	102,796	2,177,219
Goodyear Tire & Rubber Co. (The)	129,288	2,739,613
Lear Corp.	26,915	4,143,026

		16,323,841

Automobiles — 0.1%
Harley-Davidson Inc.	125,755	4,635,329
Thor Industries Inc.	26,276	1,711,093

		6,346,422

Banks — 11.4%
Associated Banc-Corp.	99,431	2,152,681
BancFirst Corp.	7,313	392,562
BancorpSouth Bank	40,063	1,169,038
Bank of America Corp.	4,208,670	119,820,835
Bank OZK	82,799	2,512,122
Banner Corp.	9,819	535,528
BB&T Corp.	502,946	24,543,765
BOK Financial Corp.	15,188	1,262,275
Cathay General Bancorp	48,827	1,812,458
Chemical Financial Corp.	42,537	1,891,195
Citizens Financial Group Inc.	301,517	10,227,457
Columbia Banking System Inc.	33,686	1,237,961
Comerica Inc.	101,388	7,983,291
Commerce Bancshares Inc.	28,364	1,696,167
Community Bank System Inc.	21,120	1,266,144
Cullen/Frost Bankers Inc.	33,796	3,287,675
CVB Financial Corp.	50,011	1,095,741
First Busey Corp.	24,932	617,316
First Financial Bankshares Inc.	15,601	953,221
First Horizon National Corp.	203,672	2,989,905
First Interstate BancSystem Inc., Class A	17,846	694,566

Security	Shares	Value

Banks (continued)
First Merchants Corp.	21,868	$801,025
First Midwest Bancorp. Inc.	34,283	754,912
First Republic Bank/CA	24,924	2,408,406
Glacier Bancorp. Inc.	28,918	1,219,761
Home BancShares Inc./AR	81,579	1,493,712
Hope Bancorp Inc.	86,936	1,244,054
Huntington Bancshares Inc./OH	883,036	11,691,397
Independent Bank Corp./Rockland MA	9,908	790,460
Independent Bank Group Inc.	5,567	293,715
Investors Bancorp. Inc.	171,945	2,087,412
JPMorgan Chase & Co.	1,639,963	169,736,171
KeyCorp	829,747	13,665,933
LegacyTexas Financial Group Inc.	20,542	818,393
MB Financial Inc.	36,878	1,636,646
NBT Bancorp. Inc.	21,615	769,926
PNC Financial Services Group Inc. (The)	268,828	32,977,131
Prosperity Bancshares Inc.	28,146	2,002,306
Regions Financial Corp.	766,724	11,631,203
S&T Bancorp. Inc.	15,849	608,919
ServisFirst Bancshares Inc.	10,738	362,408
Simmons First National Corp., Class A	35,265	872,456
South State Corp.	15,246	1,011,572
SunTrust Banks Inc.	310,586	18,455,020
TowneBank/Portsmouth VA	31,559	819,272
U.S. Bancorp	845,153	43,238,027
UMB Financial Corp.	15,837	1,019,269
Union Bankshares Corp.	33,170	1,046,845
Webster Financial Corp.	43,433	2,340,170
Wells Fargo & Co.	2,876,337	140,681,643
WesBanco Inc.	29,766	1,208,797
Westamerica Bancorp	12,103	758,374
Wintrust Financial Corp.	11,236	799,329
Zions Bancorp. N.A	99,166	4,719,310

		662,105,877

Beverages — 3.6%
Brown-Forman Corp., Class A	16,969	798,052
Brown-Forman Corp., Class B, NVS	42,887	2,026,411
Coca-Cola Co. (The)	2,288,044	110,123,558
PepsiCo Inc.	843,568	95,044,806

		207,992,827

Biotechnology — 2.7%
AbbVie Inc.	1,228,609	98,645,017
Amgen Inc.	322,764	60,392,372

		159,037,389

Building Products — 0.6%
AAON Inc.	7,079	261,498
Advanced Drainage Systems Inc.	9,860	251,430
Allegion PLC	16,993	1,459,019
AO Smith Corp.	55,911	2,675,901
Fortune Brands Home & Security Inc.	50,797	2,301,104
Johnson Controls International PLC	556,295	18,786,082
Lennox International Inc.	8,419	1,930,308
Masco Corp.	94,669	3,068,222
Owens Corning	38,410	2,012,300
Simpson Manufacturing Co. Inc.	12,562	771,056
Universal Forest Products Inc.	15,697	483,782

		34,000,702

Capital Markets — 4.0%
Ameriprise Financial Inc.	84,240	10,664,784

3

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)	400,052	$20,930,721
BlackRock Inc.(a)	73,371	30,454,835
CME Group Inc.	100,130	18,251,696
Cohen & Steers Inc.	14,534	546,914
Eaton Vance Corp., NVS	84,020	3,236,450
Evercore Inc., Class A	19,830	1,773,793
FactSet Research Systems Inc.	7,893	1,725,647
Franklin Resources Inc.	161,143	4,771,444
Goldman Sachs Group Inc. (The)	118,167	23,398,248
Intercontinental Exchange Inc.	132,408	10,163,638
MarketAxess Holdings Inc.	5,345	1,147,946
Moody’s Corp.	37,434	5,933,663
Morgan Stanley	724,308	30,638,228
MSCI Inc.	25,040	4,263,561
Nasdaq Inc.	43,566	3,835,551
Northern Trust Corp.	105,082	9,295,554
Raymond James Financial Inc.	38,385	3,089,992
S&P Global Inc.	56,105	10,752,523
SEI Investments Co.	29,770	1,415,266
State Street Corp.	212,651	15,076,956
T Rowe Price Group Inc.	135,473	12,661,307
TD Ameritrade Holding Corp.	121,809	6,815,214

		230,843,931

Chemicals — 2.0%
Air Products & Chemicals Inc.	115,547	18,994,771
Albemarle Corp.	30,099	2,429,892
Ashland Global Holdings Inc.	15,771	1,197,019
Balchem Corp.	3,371	279,860
Cabot Corp.	32,529	1,525,285
Celanese Corp.	61,529	5,892,017
Eastman Chemical Co.	82,096	6,618,580
Ecolab Inc.	50,624	8,007,198
HB Fuller Co.	14,005	691,707
Innospec Inc.	6,780	476,431
International Flavors & Fragrances Inc.	40,932	5,803,339
Linde PLC	213,462	34,796,441
NewMarket Corp.	3,009	1,206,880
PolyOne Corp.	35,012	1,133,338
PPG Industries Inc.	84,101	8,867,610
Quaker Chemical Corp.	2,127	434,886
RPM International Inc.	57,294	3,274,925
Scotts Miracle-Gro Co. (The)	25,044	1,862,021
Sensient Technologies Corp.	19,344	1,214,416
Sherwin-Williams Co. (The)	13,700	5,774,824
Stepan Co.	5,305	466,469
Valvoline Inc.	74,454	1,646,178
Westlake Chemical Corp.	10,251	757,549

		113,351,636

Commercial Services & Supplies — 0.7%
ABM Industries Inc.	32,406	1,107,961
Brady Corp., Class A, NVS	18,952	847,344
Cintas Corp.	19,411	3,639,757
Healthcare Services Group Inc.	25,848	1,127,490
Herman Miller Inc.	27,347	936,088
HNI Corp.	28,300	1,100,021
KAR Auction Services Inc.	69,878	3,634,355
Matthews International Corp., Class A	12,075	537,217
Mobile Mini Inc.	24,075	909,794
MSA Safety Inc.	9,868	988,576

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services Inc.	84,089	$6,450,467
Rollins Inc.	40,394	1,504,273
Tetra Tech Inc.	9,175	506,368
Waste Management Inc.	151,262	14,471,235

		37,760,946

Communications Equipment — 2.0%
Cisco Systems Inc.	2,358,334	111,525,615
Motorola Solutions Inc.	49,163	5,747,646

		117,273,261

Construction & Engineering — 0.0%
Comfort Systems USA Inc.	5,834	279,857

Construction Materials — 0.1%
Vulcan Materials Co.	27,617	2,807,268

Consumer Finance — 0.5%
American Express Co.	191,748	19,692,520
Discover Financial Services	157,917	10,657,818

		30,350,338

Containers & Packaging — 0.4%
AptarGroup Inc.	16,119	1,597,715
Avery Dennison Corp.	37,359	3,902,148
Bemis Co. Inc.	45,158	2,205,517
Packaging Corp. of America	60,588	5,714,660
Silgan Holdings Inc.	23,119	638,547
Sonoco Products Co.	55,018	3,167,936
Westrock Co.	196,762	8,010,181

		25,236,704

Distributors — 0.2%
Core-Mark Holding Co. Inc.	14,465	403,284
Genuine Parts Co.	79,939	7,979,511
Pool Corp.	9,238	1,384,869

		9,767,664

Diversified Consumer Services — 0.0%
Service Corp. International/U.S.	52,229	2,241,669

Diversified Telecommunication Services — 2.7%
Verizon Communications Inc.	2,868,591	157,944,620

Electric Utilities — 2.2%
ALLETE Inc.	26,819	2,063,454
Alliant Energy Corp.	129,530	5,760,199
American Electric Power Co. Inc.	313,633	24,814,643
El Paso Electric Co.	19,813	1,040,579
Evergy Inc.	157,501	9,027,957
Eversource Energy	173,824	12,065,124
IDACORP Inc.	23,743	2,314,943
MGE Energy Inc.	13,030	837,959
NextEra Energy Inc.	220,585	39,480,303
OGE Energy Corp.	132,925	5,443,279
Otter Tail Corp.	19,701	954,513
Pinnacle West Capital Corp.	68,375	6,025,205
PNM Resources Inc.	35,832	1,526,085
Portland General Electric Co.	49,278	2,381,113
Xcel Energy Inc.	278,919	14,604,199

		128,339,555

Electrical Equipment — 1.1%
Eaton Corp. PLC	303,376	23,132,420
Emerson Electric Co.	378,761	24,797,483
Hubbell Inc.	32,537	3,557,270

4

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
nVent Electric PLC	94,032	$2,352,681
Regal Beloit Corp.	12,165	933,785
Rockwell Automation Inc.	55,508	9,409,716

		64,183,355

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	61,867	5,439,347
AVX Corp.	27,590	489,723
CDW Corp./DE	36,523	3,041,270
Corning Inc.	340,997	11,341,560
Dolby Laboratories Inc., Class A	13,369	864,038
FLIR Systems Inc.	37,507	1,833,342
Littelfuse Inc.	4,549	799,350
National Instruments Corp.	41,844	1,850,342
SYNNEX Corp.	13,118	1,269,298
TE Connectivity Ltd.	152,521	12,346,575

		39,274,845

Entertainment — 0.9%
Activision Blizzard Inc.	100,778	4,760,752
Walt Disney Co. (The)	420,088	46,848,214

		51,608,966

Food & Staples Retailing — 2.1%
Casey’s General Stores Inc.	6,083	782,760
Costco Wholesale Corp.	82,574	17,722,858
Kroger Co. (The)	283,215	8,023,481
Sysco Corp.	197,846	12,632,467
Walgreens Boots Alliance Inc.	324,068	23,417,154
Walmart Inc.	599,219	57,423,157

		120,001,877

Food Products — 1.7%
Archer-Daniels-Midland Co.	314,167	14,106,098
Bunge Ltd.	89,010	4,901,781
Calavo Growers Inc.	3,466	281,994
Hershey Co. (The)	70,306	7,459,467
Hormel Foods Corp.	85,619	3,623,396
Ingredion Inc.	35,099	3,474,801
J&J Snack Foods Corp.	3,320	512,442
JM Smucker Co. (The)	71,814	7,531,852
Kellogg Co.	175,779	10,372,719
Lancaster Colony Corp.	4,643	738,562
McCormick & Co. Inc./MD, NVS	30,675	3,792,657
Mondelez International Inc., Class A	646,598	29,911,623
Tyson Foods Inc., Class A	150,460	9,316,483

		96,023,875

Gas Utilities — 0.3%
Atmos Energy Corp.	46,753	4,564,495
National Fuel Gas Co.	49,418	2,831,652
New Jersey Resources Corp.	38,812	1,882,382
South Jersey Industries Inc.	59,435	1,769,974
Southwest Gas Holdings Inc.	25,393	1,988,780
Spire Inc.	26,913	2,136,085
UGI Corp.	58,334	3,326,788

		18,500,156

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	511,407	37,322,483
Baxter International Inc.	106,330	7,707,862
Becton Dickinson and Co.	64,496	16,089,172
Cantel Medical Corp.	2,228	181,404
Danaher Corp.	73,227	8,122,339

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.	38,552	$1,617,256
Hill-Rom Holdings Inc.	10,433	1,043,509
Medtronic PLC	529,040	46,761,845
ResMed Inc.	34,308	3,265,092
STERIS PLC	18,761	2,139,880
Stryker Corp.	63,643	11,301,087
West Pharmaceutical Services Inc.	8,022	868,542

		136,420,471

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	56,867	4,741,002
Anthem Inc.	52,447	15,891,441
Cardinal Health Inc.	199,370	9,962,519
Chemed Corp.	1,161	345,908
Encompass Health Corp.	27,673	1,849,663
Ensign Group Inc. (The)	3,502	152,582
Humana Inc.	16,604	5,130,470
McKesson Corp.	46,606	5,977,220
Patterson Companies Inc.	69,431	1,547,617
Quest Diagnostics Inc.	58,291	5,091,719
UnitedHealth Group Inc.	241,067	65,136,303

		115,826,444

Hotels, Restaurants & Leisure — 2.5%
Aramark	63,336	2,086,921
Brinker International Inc.	22,653	917,900
Cheesecake Factory Inc. (The)	22,954	1,030,176
Cracker Barrel Old Country Store Inc.	13,037	2,180,829
Darden Restaurants Inc.	66,936	7,023,594
Domino’s Pizza Inc.	6,955	1,973,342
Dunkin’ Brands Group Inc.	30,715	2,100,599
Marriott International Inc./MD, Class A	79,788	9,138,120
Marriott Vacations Worldwide Corp.	16,731	1,481,363
McDonald’s Corp.	319,806	57,174,917
Papa John’s International Inc.	9,266	391,859
Royal Caribbean Cruises Ltd.	85,611	10,277,601
Starbucks Corp.	509,205	34,697,229
Texas Roadhouse Inc.	19,873	1,209,073
Wendy’s Co. (The)	70,145	1,214,911
Wyndham Destinations Inc.	79,173	3,336,350
Wyndham Hotels & Resorts Inc.	38,748	1,902,139
Yum! Brands Inc.	93,930	8,827,541

		146,964,464

Household Durables — 0.3%
DR Horton Inc.	108,673	4,178,477
Leggett & Platt Inc.	99,230	4,064,461
Whirlpool Corp.	47,105	6,265,436

		14,508,374

Household Products — 3.5%
Church & Dwight Co. Inc.	59,423	3,839,320
Clorox Co. (The)	56,380	8,365,664
Colgate-Palmolive Co.	420,953	27,227,240
Kimberly-Clark Corp.	229,410	25,551,686
Procter & Gamble Co. (The)	1,432,457	138,189,127
WD-40 Co.	3,148	572,149

		203,745,186

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	410,421	6,726,800
Ormat Technologies Inc.	7,321	422,495

		7,149,295

5

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.9%
3M Co.	298,779	$59,845,434
Carlisle Companies Inc.	17,781	1,915,547
Honeywell International Inc.	330,947	47,533,918
Roper Technologies Inc.	11,343	3,213,018

		112,507,917

Insurance — 4.1%
Aflac Inc.	348,502	16,623,545
Allstate Corp. (The)	145,290	12,766,632
American Equity Investment Life Holding Co.	14,366	449,943
American Financial Group Inc./OH	16,701	1,593,108
Aon PLC	46,611	7,282,036
Argo Group International Holdings Ltd.	10,046	670,470
Arthur J Gallagher & Co.	75,387	5,632,163
Assurant Inc.	26,574	2,561,468
Assured Guaranty Ltd.	32,506	1,318,443
Axis Capital Holdings Ltd.	45,721	2,448,359
Brown & Brown Inc.	51,474	1,398,034
Chubb Ltd.	197,375	26,260,744
Cincinnati Financial Corp.	75,747	6,144,597
CNO Financial Group Inc.	77,018	1,377,082
Erie Indemnity Co., Class A, NVS	9,744	1,426,327
Everest Re Group Ltd.	19,515	4,274,761
FBL Financial Group Inc., Class A	5,626	395,058
Fidelity National Financial Inc.	195,024	7,052,068
First American Financial Corp.	71,638	3,587,631
Hanover Insurance Group Inc. (The)	15,614	1,780,621
Hartford Financial Services Group Inc. (The)	196,180	9,204,766
Horace Mann Educators Corp.	18,631	775,981
Lincoln National Corp.	96,033	5,616,970
Marsh & McLennan Companies Inc.	188,070	16,585,893
MetLife Inc.	789,505	36,056,693
Old Republic International Corp.	194,810	3,925,421
Primerica Inc.	3,916	440,041
Prudential Financial Inc.	338,490	31,188,469
Reinsurance Group of America Inc.	18,735	2,706,271
RenaissanceRe Holdings Ltd.	7,394	1,020,594
RLI Corp.	9,023	595,608
Selective Insurance Group Inc.	1,001	60,981
Torchmark Corp.	15,802	1,323,575
Travelers Companies Inc. (The)	126,166	15,838,880
Unum Group	141,538	4,919,861
WR Berkley Corp.	13,017	1,000,877

		236,303,971

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	23,510	2,803,568

IT Services — 2.2%
Accenture PLC, Class A	221,161	33,959,271
Automatic Data Processing Inc.	163,150	22,814,896
Booz Allen Hamilton Holding Corp.	40,557	1,992,565
Broadridge Financial Solutions Inc.	42,587	4,294,047
Fidelity National Information Services Inc.	74,463	7,783,617
Jack Henry & Associates Inc.	16,147	2,156,432
Mastercard Inc., Class A	85,460	18,043,170
Sabre Corp.	118,270	2,717,845
Visa Inc., Class A	240,358	32,450,734

		126,212,577

Leisure Products — 0.2%
Brunswick Corp./DE	27,290	1,373,233

Security	Shares	Value

Leisure Products (continued)
Hasbro Inc.	65,108	$5,896,181
Polaris Industries Inc.	31,056	2,604,977

		9,874,391

Machinery — 2.5%
AGCO Corp.	13,345	856,749
Altra Industrial Motion Corp.	30,092	921,116
Barnes Group Inc.	10,677	630,797
Caterpillar Inc.	305,172	40,636,704
Cummins Inc.	93,477	13,751,401
Donaldson Co. Inc.	38,349	1,813,141
Dover Corp.	67,855	5,959,705
Franklin Electric Co. Inc.	9,409	449,562
Graco Inc.	38,916	1,686,230
Greenbrier Companies Inc. (The)	14,034	595,182
Hillenbrand Inc.	23,877	1,012,385
IDEX Corp.	18,449	2,543,379
Illinois Tool Works Inc.	174,123	23,908,829
Ingersoll-Rand PLC	99,912	9,995,196
ITT Inc.	17,859	938,669
Lincoln Electric Holdings Inc.	23,753	2,053,209
Nordson Corp.	12,519	1,622,963
Oshkosh Corp.	22,917	1,719,921
PACCAR Inc.	127,007	8,321,499
Pentair PLC	53,080	2,186,365
Snap-on Inc.	26,764	4,442,556
Stanley Black & Decker Inc.	62,715	7,929,685
Terex Corp.	16,966	521,026
Timken Co. (The)	38,219	1,627,747
Toro Co. (The)	26,989	1,605,846
Trinity Industries Inc.	64,787	1,514,720
Wabtec Corp.	9,803	677,975
Watts Water Technologies Inc., Class A	6,279	470,109
Xylem Inc./NY	43,210	3,079,145

		143,471,811

Media — 1.5%
Comcast Corp., Class A	1,758,330	64,302,128
Interpublic Group of Companies Inc. (The)	255,889	5,821,475
John Wiley & Sons Inc., Class A	22,058	1,142,163
Meredith Corp.	29,322	1,591,305
Nexstar Media Group Inc., Class A	15,041	1,255,472
Omnicom Group Inc.	130,829	10,188,962
Sinclair Broadcast Group Inc., Class A	36,102	1,112,303

		85,413,808

Metals & Mining — 0.3%
Kaiser Aluminum Corp.	7,542	756,990
Nucor Corp.	159,918	9,793,378
Reliance Steel & Aluminum Co.	35,309	2,891,101
Royal Gold Inc.	15,859	1,385,601
Steel Dynamics Inc.	101,230	3,704,006
Worthington Industries Inc.	18,996	716,719

		19,247,795

Multi-Utilities — 1.9%
Avista Corp.	40,565	1,697,645
Black Hills Corp.	30,441	2,066,639
CenterPoint Energy Inc.	363,091	11,226,774
CMS Energy Corp.	144,626	7,540,800
Consolidated Edison Inc.	204,017	15,841,920
DTE Energy Co.	102,273	12,042,646
MDU Resources Group Inc.	111,314	2,861,883

6

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	196,841	$5,369,822
NorthWestern Corp.	32,447	2,073,688
Public Service Enterprise Group Inc.	308,382	16,822,238
Sempra Energy	158,476	18,538,522
Vectren Corp.	41,926	3,034,604
WEC Energy Group Inc.	178,420	13,030,013

		112,147,194

Multiline Retail — 0.6%
Big Lots Inc.	30,362	957,617
Dillard’s Inc., Class A	2,530	168,979
Kohl’s Corp.	118,887	8,166,348
Target Corp.	371,368	27,109,864

		36,402,808

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	1,395,089	159,946,954
Marathon Petroleum Corp.	386,011	25,577,089
Phillips 66	286,634	27,347,750
Valero Energy Corp.	347,516	30,518,855

		243,390,648

Paper & Forest Products — 0.0%
Domtar Corp.	51,776	2,428,294

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	51,424	7,015,262
Inter Parfums Inc.	4,331	287,838
Nu Skin Enterprises Inc., Class A	23,434	1,538,442

		8,841,542

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	920,874	45,463,549
Johnson & Johnson	1,112,126	148,001,728
Merck & Co. Inc.	1,206,090	89,769,279
Perrigo Co. PLC	30,274	1,406,227
Pfizer Inc.	3,354,630	142,404,044
Zoetis Inc.	50,335	4,336,864

		431,381,691

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	10,135	1,466,940
Exponent Inc.	10,056	502,398
Insperity Inc.	6,139	654,908
ManpowerGroup Inc.	33,289	2,630,830
Robert Half International Inc.	42,864	2,761,727

		8,016,803

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	5,461	783,162
Kennedy-Wilson Holdings Inc.	90,109	1,801,279

		2,584,441

Road & Rail — 1.2%
CSX Corp.	193,217	12,694,357
JB Hunt Transport Services Inc.	16,079	1,721,096
Kansas City Southern	28,544	3,018,528
Landstar System Inc.	5,405	549,040
Ryder System Inc.	42,209	2,444,323
Union Pacific Corp.	301,615	47,977,898

		68,405,242

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices Inc.	150,442	14,872,696
Broadcom Inc.	214,000	57,405,500
KLA-Tencor Corp.	92,900	9,900,353

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	92,874	$15,749,573
Maxim Integrated Products Inc.	178,112	9,666,138
Microchip Technology Inc.	88,227	7,090,804
MKS Instruments Inc.	12,292	1,003,396
NVIDIA Corp.	49,649	7,137,044
Power Integrations Inc.	5,642	372,372
Skyworks Solutions Inc.	73,772	5,388,307
Texas Instruments Inc.	468,415	47,160,022
Xilinx Inc.	75,955	8,502,403

		184,248,608

Software — 3.7%
Intuit Inc.	44,016	9,499,533
j2 Global Inc.	21,754	1,635,031
Microsoft Corp.	1,561,984	163,117,989
Oracle Corp.	814,276	40,901,083

		215,153,636

Specialty Retail — 3.0%
Best Buy Co. Inc.	134,732	7,981,524
Children’s Place Inc. (The)	6,236	603,395
Dick’s Sporting Goods Inc.	35,716	1,261,132
Foot Locker Inc.	57,332	3,204,285
Home Depot Inc. (The)	503,365	92,382,578
Lithia Motors Inc., Class A	7,604	676,376
Lowe’s Companies Inc.	315,434	30,332,133
Monro Inc.	6,380	457,191
Penske Automotive Group Inc.	26,160	1,226,381
Ross Stores Inc.	78,211	7,204,797
Signet Jewelers Ltd.	41,985	1,022,755
Tiffany & Co.	52,459	4,654,687
TJX Companies Inc. (The)	395,420	19,664,237
Tractor Supply Co.	31,420	2,683,268
Williams-Sonoma Inc.	48,827	2,657,654

		176,012,393

Technology Hardware, Storage & Peripherals — 3.1%
Apple Inc.	1,010,776	168,233,557
NetApp Inc.	118,109	7,531,811
Xerox Corp.	157,224	4,435,289

		180,200,657

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	18,306	1,517,568
Columbia Sportswear Co.	6,196	552,621
Hanesbrands Inc.	275,523	4,130,090
NIKE Inc., Class B	284,579	23,301,329
Oxford Industries Inc.	5,861	448,835
VF Corp.	147,737	12,435,023

		42,385,466

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares Inc.	69,116	1,219,206
Provident Financial Services Inc.	40,033	989,215
Washington Federal Inc.	36,462	1,060,680
WSFS Financial Corp.	6,494	273,852

		3,542,953

Trading Companies & Distributors — 0.3%
Air Lease Corp.	21,139	802,014
Applied Industrial Technologies Inc.	14,581	860,425
Fastenal Co.	158,102	9,558,847
GATX Corp.	16,255	1,230,178
MSC Industrial Direct Co. Inc., Class A	26,838	2,240,704

7

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	16,302	$4,815,448

		19,507,616

Water Utilities — 0.2%
American States Water Co.	11,054	748,577
American Water Works Co. Inc.	63,586	6,083,273
Aqua America Inc.	82,892	2,905,365
California Water Service Group	15,276	756,467

		10,493,682

Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	5,702	271,586
Telephone & Data Systems Inc.	31,585	1,144,009

		1,415,595

Total Common Stocks — 99.6% (Cost: $5,435,327,392)		5,765,973,892

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	13,845,484	$13,845,484

Total Short-Term Investments — 0.2% (Cost: $13,845,484)		13,845,484

Total Investments in Securities — 99.8% (Cost: $5,449,172,876)		5,779,819,376

Other Assets, Less Liabilities — 0.2%		10,635,723

Net Assets — 100.0%		$5,790,455,099

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	10,355,036	3,490,448	(a)	—	13,845,484	$13,845,484	$139,203	$—	$—
BlackRock Inc.	28,538	47,870		(3,037)	73,371	30,454,835	380,594	31,340	(4,082,998)
PNC Financial Services Group Inc. (The) (b)	111,724	172,074		(14,970)	268,828	N/A	565,685	15,004	(4,529,982)

						$44,300,319	$1,085,482	$46,344	$(8,612,980)

(a)	Net of purchases and sales.
(b)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	172	03/15/19	$23,259	$1,411,121

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

8

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,765,973,892	$—	$—	$5,765,973,892
Money Market Funds	13,845,484	—	—	13,845,484

	$5,779,819,376	$—	$—	$5,779,819,376

Derivative financial instruments(a)
Assets
Futures Contracts	$1,411,121	$—	$—	$1,411,121

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

9

Schedule of Investments (unaudited) January 31, 2019	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Lockheed Martin Corp.	364,862	$105,696,873

Air Freight & Logistics — 2.0%
United Parcel Service Inc., Class B	1,225,335	129,150,309

Auto Components — 0.2%
Autoliv Inc.	135,421	10,813,367

Banks — 1.8%
Bank of Hawaii Corp.	68,844	5,323,707
BB&T Corp.	1,306,753	63,769,546
Comerica Inc.	262,579	20,675,470
Huntington Bancshares Inc./OH	2,290,562	30,327,041

		120,095,764

Beverages — 8.1%
Coca-Cola Co. (The)	5,950,350	286,390,345
PepsiCo Inc.	2,193,597	247,152,574

		533,542,919

Capital Markets — 0.5%
Artisan Partners Asset Management Inc., Class A	246,145	5,740,101
Cohen & Steers Inc.	37,886	1,425,650
Eaton Vance Corp., NVS	216,803	8,351,252
Franklin Resources Inc.	420,449	12,449,495
Moelis & Co., Class A	110,384	4,829,300

		32,795,798

Chemicals — 0.7%
Air Products & Chemicals Inc.	300,162	49,343,631

Communications Equipment — 4.4%
Cisco Systems Inc.	6,133,382	290,047,635

Containers & Packaging — 0.1%
Bemis Co. Inc.	116,940	5,711,350

Diversified Telecommunication Services — 7.1%
Verizon Communications Inc.	8,524,467	469,357,153

Electric Utilities — 5.1%
ALLETE Inc.	69,776	5,368,565
Alliant Energy Corp.	338,164	15,038,153
American Electric Power Co. Inc.	814,433	64,437,939
Duke Energy Corp.	1,446,584	126,981,144
Exelon Corp.	1,394,754	66,613,451
Pinnacle West Capital Corp.	177,440	15,636,013
Portland General Electric Co.	127,910	6,180,611
Xcel Energy Inc.	723,307	37,872,355

		338,128,231

Electrical Equipment — 1.9%
Eaton Corp. PLC	788,553	60,127,166
Emerson Electric Co.	984,685	64,467,327

		124,594,493

Energy Equipment & Services — 2.2%
Schlumberger Ltd.	3,275,378	144,804,461

Food Products — 0.3%
Hershey Co. (The)	182,093	19,320,067

Gas Utilities — 0.1%
National Fuel Gas Co.	128,284	7,350,673

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	694,380	$39,982,400
Cracker Barrel Old Country Store Inc.	33,587	5,618,433
Las Vegas Sands Corp.	976,815	57,006,924

		102,607,757

Household Durables — 0.4%
Garmin Ltd.	189,763	13,127,804
Leggett & Platt Inc.	259,138	10,614,293

		23,742,097

Household Products — 7.9%
Clorox Co. (The)	146,692	21,766,159
Colgate-Palmolive Co.	1,093,874	70,751,771
Kimberly-Clark Corp.	595,916	66,373,124
Procter & Gamble Co. (The)	3,725,145	359,364,738

		518,255,792

Industrial Conglomerates — 2.4%
3M Co.	776,954	155,623,886

Insurance — 0.6%
Cincinnati Financial Corp.	197,579	16,027,608
Erie Indemnity Co., Class A, NVS	24,966	3,654,523
Fidelity National Financial Inc.	503,461	18,205,150
Mercury General Corp.	60,424	3,123,921

		41,011,202

IT Services — 0.6%
Paychex Inc.	515,017	36,463,204

Leisure Products — 0.2%
Hasbro Inc.	169,447	15,345,120

Machinery — 1.5%
Cummins Inc.	242,863	35,727,576
Illinois Tool Works Inc.	452,613	62,148,291

		97,875,867

Multi-Utilities — 3.6%
Avista Corp.	105,514	4,415,761
CMS Energy Corp.	376,808	19,646,769
Dominion Energy Inc.	1,427,806	100,289,093
DTE Energy Co.	265,033	31,207,636
MDU Resources Group Inc.	291,203	7,486,829
Public Service Enterprise Group Inc.	800,319	43,657,402
WEC Energy Group Inc.	462,615	33,784,773

		240,488,263

Oil, Gas & Consumable Fuels — 19.6%
Chevron Corp.	3,628,446	416,001,334
Exxon Mobil Corp.	8,777,098	643,185,742
ONEOK Inc.	1,154,710	74,143,929
Phillips 66	745,457	71,124,052
Williams Companies Inc. (The)	3,335,399	89,822,295

		1,294,277,352

Pharmaceuticals — 17.4%
Bristol-Myers Squibb Co.	2,394,921	118,237,250
Johnson & Johnson	3,216,668	428,074,177
Merck & Co. Inc.	3,136,530	233,451,928
Pfizer Inc.	8,724,425	370,351,841

		1,150,115,196

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom Inc.	556,235	149,210,039
Maxim Integrated Products Inc.	460,640	24,998,933

		174,208,972

10

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
Tapestry Inc.	532,660	$20,619,269

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares Inc.	207,583	3,661,764
Provident Financial Services Inc.	105,855	2,615,677
TFS Financial Corp.	159,545	2,602,179

		8,879,620

Tobacco — 4.1%
Altria Group Inc.	5,525,609	272,688,804

Trading Companies & Distributors — 0.6%
Fastenal Co.	410,608	24,825,360
MSC Industrial Direct Co. Inc., Class A	68,549	5,723,156
Watsco Inc.	60,971	8,992,003

		39,540,519

Total Common Stocks — 99.6% (Cost: $6,335,432,628)		6,572,495,644

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	10,002,036	$10,002,036

Total Short-Term Investments — 0.2% (Cost: $10,002,036)		10,002,036

Total Investments in Securities — 99.8% (Cost: $6,345,434,664)		6,582,497,680

Other Assets, Less Liabilities — 0.2%		16,022,025

Net Assets — 100.0%		$6,598,519,705

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,417,366	(4,417,366)	—	$—	$85,580	(a)	$(665)	$274
BlackRock Cash Funds: Treasury, SL Agency Shares	9,926,302	75,734	10,002,036	10,002,036	192,917		—	—

				$10,002,036	$278,497		$(665)	$274

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	187	03/15/19	$25,287	$1,632,658

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

11

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core High Dividend ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,572,495,644	$—	$—	$6,572,495,644
Money Market Funds	10,002,036	—	—	10,002,036

	$6,582,497,680	$—	$—	$6,582,497,680

Derivative financial instruments(a)
Assets
Futures Contracts	$1,632,658	$—	$—	$1,632,658

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

12

Schedule of Investments (unaudited) January 31, 2019	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 5.9%
Alexander & Baldwin Inc.	81,651	$1,881,239
American Assets Trust Inc.	45,984	1,974,553
Armada Hoffler Properties Inc.	58,673	881,268
Colony Capital Inc.	575,547	3,493,570
Empire State Realty Trust Inc., Class A	169,879	2,626,329
Essential Properties Realty Trust Inc.	39,373	626,031
Gladstone Commercial Corp.	34,158	681,452
Global Net Lease Inc.	86,444	1,676,149
Lexington Realty Trust	252,712	2,428,562
Liberty Property Trust	176,766	8,332,749
One Liberty Properties Inc.	18,033	490,498
PS Business Parks Inc.	23,705	3,441,729
STORE Capital Corp.	229,739	7,425,165
VEREIT Inc.	1,162,450	9,392,596
Washington REIT	95,332	2,416,666
WP Carey Inc.	190,586	14,272,986

		62,041,542

Health Care REITs — 12.6%
CareTrust REIT Inc.	91,482	2,010,774
Community Healthcare Trust Inc.	20,884	689,590
Global Medical REIT Inc.	23,384	224,253
HCP Inc.	563,897	17,785,311
Healthcare Realty Trust Inc.	147,579	4,765,326
Healthcare Trust of America Inc., Class A	247,280	7,027,698
LTC Properties Inc.	46,954	2,227,498
MedEquities Realty Trust Inc.	35,141	406,581
Medical Properties Trust Inc.	435,000	7,917,000
National Health Investors Inc.	48,666	4,051,931
New Senior Investment Group Inc.	89,987	487,730
Omega Healthcare Investors Inc.	237,310	9,537,489
Physicians Realty Trust	217,422	3,937,512
Sabra Health Care REIT Inc.	211,747	4,349,283
Senior Housing Properties Trust	281,542	3,876,833
Universal Health Realty Income Trust	15,422	1,075,222
Ventas Inc.	426,905	27,531,104
Welltower Inc.	446,422	34,593,241

		132,494,376

Hotel & Resort REITs — 5.9%
Apple Hospitality REIT Inc.	259,323	4,255,490
Ashford Hospitality Trust Inc.	104,315	516,359
Braemar Hotels & Resorts Inc.	35,555	395,372
Chatham Lodging Trust	54,381	1,099,040
Chesapeake Lodging Trust	70,816	2,016,840
CorePoint Lodging Inc.	49,479	605,623
DiamondRock Hospitality Co.(a)	246,750	2,506,980
Hersha Hospitality Trust	42,469	786,950
Hospitality Properties Trust	194,827	5,194,088
Host Hotels & Resorts Inc.	878,045	15,857,493
Park Hotels & Resorts Inc.	240,973	7,246,058
Pebblebrook Hotel Trust	162,416	5,205,433
RLJ Lodging Trust	206,968	3,839,256
Ryman Hospitality Properties Inc.	53,236	4,277,513
Summit Hotel Properties Inc.	123,592	1,380,523
Sunstone Hotel Investors Inc.	271,621	3,884,180
Xenia Hotels & Resorts Inc.	134,473	2,524,058

		61,591,256

Industrial REITs — 8.5%
Americold Realty Trust	103,004	3,020,077

Security	Shares	Value

Industrial REITs (continued)
Duke Realty Corp.	427,622	$12,503,667
EastGroup Properties Inc.	41,510	4,294,625
First Industrial Realty Trust Inc.	148,259	4,851,034
Industrial Logistics Properties Trust	76,920	1,653,011
Monmouth Real Estate Investment Corp.	103,950	1,428,273
Prologis Inc.	751,102	51,946,214
Rexford Industrial Realty Inc.	109,827	3,690,187
STAG Industrial Inc.	116,473	3,211,161
Terreno Realty Corp.	69,240	2,793,142

		89,391,391

Office REITs — 12.0%
Alexandria Real Estate Equities Inc.	127,444	16,785,649
Boston Properties Inc.	185,227	24,425,884
Brandywine Realty Trust	210,758	3,171,908
City Office REIT Inc.	46,052	532,361
Columbia Property Trust Inc.	141,987	3,133,653
Corporate Office Properties Trust	123,702	3,054,202
Cousins Properties Inc.	496,217	4,391,520
Douglas Emmett Inc.	192,542	7,283,864
Easterly Government Properties Inc.	72,047	1,293,964
Franklin Street Properties Corp.	125,583	931,826
Highwoods Properties Inc.	121,916	5,403,317
Hudson Pacific Properties Inc.	184,841	6,001,787
JBG SMITH Properties	125,234	4,840,294
Kilroy Realty Corp.	118,410	8,343,169
Mack-Cali Realty Corp.	108,021	2,225,233
NorthStar Realty Europe Corp.	53,947	905,770
Office Properties Income Trust, NVS	52,446	1,679,845
Paramount Group Inc.	244,818	3,544,965
Piedmont Office Realty Trust Inc., Class A	152,919	2,960,512
SL Green Realty Corp.	98,778	9,130,051
Tier REIT Inc.	63,915	1,502,003
Vornado Realty Trust	206,671	14,448,370

		125,990,147

Residential REITs — 17.3%
American Campus Communities Inc.	163,299	7,515,020
American Homes 4 Rent, Class A	310,013	6,854,387
Apartment Investment & Management Co., Class A	185,111	9,166,697
AvalonBay Communities Inc.	165,565	31,940,800
Bluerock Residential Growth REIT Inc.	29,264	303,760
BRT Apartments Corp.	10,583	137,685
Camden Property Trust	106,416	10,317,031
Clipper Realty Inc.	18,363	237,801
Equity LifeStyle Properties Inc.	102,604	10,863,711
Equity Residential	430,402	31,229,969
Essex Property Trust Inc.	78,824	21,377,069
Front Yard Residential Corp.	59,369	642,373
Independence Realty Trust Inc.	104,844	1,095,620
Investors Real Estate Trust	14,286	841,017
Invitation Homes Inc.	358,121	8,054,141
Mid-America Apartment Communities Inc.	135,942	13,768,206
NexPoint Residential Trust Inc.	22,055	825,077
Preferred Apartment Communities Inc., Class A	47,763	759,432
Sun Communities Inc.	100,776	11,076,290
UDR Inc.	318,105	13,917,094
UMH Properties Inc.	39,908	559,909

		181,483,089

Retail REITs — 18.3%
Acadia Realty Trust	96,095	2,760,809

13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Agree Realty Corp.	39,883	$2,633,475
Alexander’s Inc.	2,536	844,640
American Finance Trust Inc.	65,260	847,727
Brixmor Property Group Inc.	361,738	6,196,572
Brookfield Property REIT Inc., Class A	150,375	2,736,825
CBL & Associates Properties Inc.(a)	203,509	506,737
Cedar Realty Trust Inc.	107,210	374,163
Federal Realty Investment Trust	87,313	11,575,085
Getty Realty Corp.	39,385	1,262,683
Kimco Realty Corp.(a)	487,430	8,291,184
Kite Realty Group Trust	98,817	1,643,327
Macerich Co. (The)	163,064	7,527,034
National Retail Properties Inc.	189,837	10,006,308
Pennsylvania REIT	82,259	606,249
Realty Income Corp.	353,914	24,310,353
Regency Centers Corp.	182,089	11,835,785
Retail Opportunity Investments Corp.	133,705	2,349,197
Retail Properties of America Inc., Class A	257,500	3,254,800
Retail Value Inc.	18,346	557,902
RPT Realty	93,892	1,229,046
Saul Centers Inc.	14,137	748,696
Simon Property Group Inc.	369,716	67,332,678
SITE Centers Corp.	183,197	2,394,385
Spirit MTA REIT	51,833	405,334
Spirit Realty Capital Inc.	102,542	4,072,968
Tanger Factory Outlet Centers Inc.	108,435	2,466,896
Taubman Centers Inc.	70,993	3,535,451
Urban Edge Properties	130,599	2,666,832
Urstadt Biddle Properties Inc., Class A	35,636	763,323
Washington Prime Group Inc.(a)	223,651	1,270,338
Weingarten Realty Investors	142,968	4,101,752
Whitestone REIT	45,701	648,040

		191,756,594

Specialized REITs — 19.3%
CoreCivic Inc.	141,701	2,815,599
CoreSite Realty Corp.	43,560	4,303,292
CubeSmart	222,290	6,879,876
CyrusOne Inc.	125,500	6,802,100
Digital Realty Trust Inc.	246,516	26,707,543
EPR Properties	88,419	6,459,892
Equinix Inc.	96,167	37,889,798

Security	Shares	Value

Specialized REITs (continued)
Extra Space Storage Inc.	146,251	$14,421,811
Farmland Partners Inc.(a)	39,066	219,160
Four Corners Property Trust Inc.	80,705	2,279,109
Gaming and Leisure Properties Inc.	241,635	9,061,313
GEO Group Inc. (The)	143,369	3,232,971
Gladstone Land Corp.	16,233	196,095
Iron Mountain Inc.	340,424	12,663,773
Lamar Advertising Co., Class A	101,144	7,530,171
Life Storage Inc.	54,864	5,391,485
National Storage Affiliates Trust	67,444	1,962,620
Outfront Media Inc.	166,306	3,450,850
Public Storage	178,020	37,832,810
QTS Realty Trust Inc., Class A	60,795	2,560,077
Safety Income & Growth Inc.	9,918	174,954
VICI Properties Inc.	480,539	10,346,005

		203,181,304

Total Common Stocks — 99.8% (Cost: $1,007,269,818)		1,047,929,699

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(c)(d)	6,536,928	6,538,889
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	2,651,529	2,651,529

		9,190,418

Total Short -Term Investments — 0.9% (Cost: $9,188,457)		9,190,418

Total Investments in Securities — 100.7% (Cost: $1,016,458,275)		1,057,120,117

Other Assets, Less Liabilities — (0.7)%		(7,012,424)

Net Assets — 100.0%		$1,050,107,693

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,274,027	(16,737,099)	6,536,928	$6,538,889	$85,453	(a)	$(4,168)	$750
BlackRock Cash Funds: Treasury, SL Agency Shares	968,319	1,683,210	2,651,529	2,651,529	24,276		—	—

				$9,190,418	$109,729		$(4,168)	$750

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

14

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core U.S. REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	54	03/15/19	$1,780	$134,389

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,047,929,699	$—	$—	$1,047,929,699
Money Market Funds	9,190,418	—	—	9,190,418

	$1,057,120,117	$—	$—	$1,057,120,117

Derivative financial instruments(a)
Assets
Futures Contracts	$134,389	$—	$—	$134,389

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

15

Schedule of Investments (unaudited) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Arconic Inc.	19,109	$359,631
Axon Enterprise Inc.(a)(b)	2,565	130,841
Boeing Co. (The)	23,337	8,999,214
BWX Technologies Inc.	4,445	206,337
Curtiss-Wright Corp.	1,887	214,212
Esterline Technologies Corp.(a)	1,151	140,077
General Dynamics Corp.	12,292	2,104,022
Harris Corp.	5,168	791,634
HEICO Corp.	1,747	147,622
HEICO Corp., Class A	3,169	221,925
Hexcel Corp.	3,832	259,465
Huntington Ingalls Industries Inc.	1,902	392,668
L3 Technologies Inc.	3,472	683,567
Lockheed Martin Corp.	10,920	3,163,415
Moog Inc., Class A	1,418	126,868
Northrop Grumman Corp.	7,684	2,117,326
Raytheon Co.	12,586	2,073,669
Spirit AeroSystems Holdings Inc., Class A	4,663	388,894
Teledyne Technologies Inc.(a)	1,600	358,752
Textron Inc.(b)	10,926	581,591
TransDigm Group Inc.(a)	2,152	841,432
United Technologies Corp.	35,813	4,228,441

		28,531,603

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	6,029	523,136
Expeditors International of Washington Inc.	7,567	524,393
FedEx Corp.	10,742	1,907,457
United Parcel Service Inc., Class B	30,678	3,233,461
XPO Logistics Inc.(a)(b)	5,579	339,092

		6,527,539

Airlines — 0.4%
Alaska Air Group Inc.	5,428	347,121
Allegiant Travel Co.	569	73,970
American Airlines Group Inc.	18,026	644,790
Delta Air Lines Inc.	27,679	1,368,173
JetBlue Airways Corp.(a)	13,384	240,778
Southwest Airlines Co.	22,334	1,267,678
Spirit Airlines Inc.(a)	3,049	179,342
United Continental Holdings Inc.(a)	10,111	882,387

		5,004,239

Auto Components — 0.3%
Adient PLC	3,760	74,222
Aptiv PLC	11,633	920,519
Autoliv Inc.	3,875	309,419
BorgWarner Inc.	9,187	375,748
Dana Inc.	6,487	114,301
Delphi Technologies PLC	3,886	69,598
Garrett Motion Inc.(a)	3,253	51,950
Gentex Corp.	12,028	254,753
Goodyear Tire & Rubber Co. (The)	10,522	222,961
Lear Corp.	2,858	439,932
Tenneco Inc., Class A	2,333	80,909
Veoneer Inc.(a)(b)	3,875	115,514
Visteon Corp.(a)(b)	1,311	100,803

		3,130,629

Automobiles — 0.5%
Ford Motor Co.	172,206	1,515,413

Security	Shares	Value

Automobiles (continued)
General Motors Co.	57,925	$2,260,233
Harley-Davidson Inc.	7,147	263,438
Tesla Inc.(a)(b)	5,987	1,838,129
Thor Industries Inc.	2,165	140,985

		6,018,198

Banks — 5.7%
Associated Banc-Corp.	7,398	160,167
BancorpSouth Bank	4,165	121,535
Bank of America Corp.	403,318	11,482,463
Bank of Hawaii Corp.	1,851	143,138
Bank OZK	5,179	157,131
BankUnited Inc.	4,693	158,670
BB&T Corp.	34,061	1,662,177
BOK Financial Corp.	1,402	116,520
Cathay General Bancorp	3,282	121,828
Chemical Financial Corp.	3,109	138,226
CIT Group Inc.	4,634	214,044
Citigroup Inc.	107,948	6,958,328
Citizens Financial Group Inc.	20,933	710,047
Comerica Inc.	7,099	558,975
Commerce Bancshares Inc.	4,485	268,203
Cullen/Frost Bankers Inc.	2,811	273,454
East West Bancorp. Inc.	6,499	327,030
Fifth Third Bancorp	29,308	786,041
First Citizens BancShares Inc./NC, Class A	408	166,272
First Financial Bankshares Inc.	3,071	187,638
First Hawaiian Inc.	3,974	102,251
First Horizon National Corp.	14,183	208,206
First Republic Bank/CA	7,227	698,345
FNB Corp.	14,673	170,940
Fulton Financial Corp.	7,655	122,863
Glacier Bancorp. Inc.	3,695	155,855
Hancock Whitney Corp.	3,810	156,515
Home BancShares Inc./AR	6,887	126,101
Huntington Bancshares Inc./OH	46,844	620,215
IBERIABANK Corp.	2,496	184,429
International Bancshares Corp.	2,280	80,872
Investors Bancorp. Inc.	11,184	135,774
JPMorgan Chase & Co.	146,945	15,208,807
KeyCorp	46,272	762,100
M&T Bank Corp.	6,193	1,018,996
MB Financial Inc.	3,665	162,653
PacWest Bancorp	5,385	207,807
People’s United Financial Inc.	16,350	267,813
Pinnacle Financial Partners Inc.	3,222	173,247
PNC Financial Services Group Inc. (The)	20,354	2,496,825
Popular Inc.	4,405	240,557
Prosperity Bancshares Inc.	2,918	207,587
Regions Financial Corp.	45,370	688,263
Signature Bank/New York NY	2,421	308,218
Sterling Bancorp./DE	9,748	187,552
SunTrust Banks Inc.	19,827	1,178,120
SVB Financial Group(a)	2,329	543,542
Synovus Financial Corp.	7,325	259,452
TCF Financial Corp.	7,331	162,455
Texas Capital Bancshares Inc.(a)	2,240	130,525
Trustmark Corp.	3,065	96,639
U.S. Bancorp	67,198	3,437,850
UMB Financial Corp.	1,917	123,378
Umpqua Holdings Corp.	9,871	174,519

16

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
United Bankshares Inc./WV	4,552	$161,004
Valley National Bancorp	14,579	147,394
Webster Financial Corp.	4,115	221,716
Wells Fargo & Co.	187,206	9,156,245
Western Alliance Bancorp.(a)	4,317	191,157
Wintrust Financial Corp.	2,413	171,661
Zions Bancorp. N.A	8,550	406,894

		65,967,229

Beverages — 1.6%
Brown-Forman Corp., Class B, NVS	7,413	350,264
Coca-Cola Co. (The)	169,291	8,147,976
Constellation Brands Inc., Class A	7,379	1,281,437
Keurig Dr Pepper Inc.	7,943	216,208
Molson Coors Brewing Co., Class B	8,196	545,936
Monster Beverage Corp.(a)	17,497	1,001,528
National Beverage Corp.	533	44,687
PepsiCo Inc.	62,394	7,029,932

		18,617,968

Biotechnology — 2.8%
AbbVie Inc.	66,450	5,335,271
ACADIA Pharmaceuticals Inc.(a)	4,851	110,506
Agios Pharmaceuticals Inc.(a)(b)	2,213	118,617
Alexion Pharmaceuticals Inc.(a)	9,864	1,212,877
Alkermes PLC(a)	6,836	224,699
Alnylam Pharmaceuticals Inc.(a)	3,941	329,192
Amgen Inc.	28,175	5,271,824
Biogen Inc.(a)	8,891	2,967,638
BioMarin Pharmaceutical Inc.(a)	7,906	776,132
Bluebird Bio Inc.(a)(b)	2,377	317,163
Celgene Corp.(a)	30,920	2,735,183
Clovis Oncology Inc.(a)(b)	2,370	60,103
Exact Sciences Corp.(a)	5,405	486,882
Exelixis Inc.(a)	13,410	316,074
FibroGen Inc.(a)(b)	3,301	187,332
Gilead Sciences Inc.	57,087	3,996,661
Immunomedics Inc.(a)(b)	7,768	114,889
Incyte Corp.(a)	7,851	632,712
Intercept Pharmaceuticals Inc.(a)	984	118,749
Intrexon Corp.(a)	2,908	22,275
Ionis Pharmaceuticals Inc.(a)(b)	6,104	354,032
Ligand Pharmaceuticals Inc.(a)(b)	914	107,943
Loxo Oncology Inc.(a)	1,233	289,262
Madrigal Pharmaceuticals Inc.(a)(b)	365	42,252
Myriad Genetics Inc.(a)	3,343	94,239
Neurocrine Biosciences Inc.(a)	4,003	353,145
OPKO Health Inc.(a)	15,978	58,799
Portola Pharmaceuticals Inc.(a)(b)	3,040	82,384
Regeneron Pharmaceuticals Inc.(a)	3,436	1,474,972
Sage Therapeutics Inc.(a)(b)	2,052	292,595
Sarepta Therapeutics Inc.(a)(b)	2,919	407,814
Seattle Genetics Inc.(a)(b)	4,791	366,176
Ultragenyx Pharmaceutical Inc.(a)(b)	2,135	105,298
United Therapeutics Corp.(a)	1,961	226,162
Vertex Pharmaceuticals Inc.(a)	11,281	2,153,656

		31,743,508

Building Products — 0.3%
Allegion PLC	4,226	362,844
AO Smith Corp.	6,408	306,687
Armstrong World Industries Inc.	2,214	150,641

Security	Shares	Value

Building Products (continued)
Fortune Brands Home & Security Inc.	6,248	$283,034
Johnson Controls International PLC	40,681	1,373,797
Lennox International Inc.	1,595	365,702
Masco Corp.	13,524	438,313
Owens Corning	4,976	260,693
Resideo Technologies Inc.(a)	5,435	119,190
Trex Co. Inc.(a)	2,583	180,190
USG Corp.	3,736	161,208

		4,002,299

Capital Markets — 2.7%
Affiliated Managers Group Inc.	2,326	244,114
Ameriprise Financial Inc.	6,240	789,984
Bank of New York Mellon Corp. (The)	40,370	2,112,158
BGC Partners Inc., Class A	12,225	75,673
BlackRock Inc.(c)	5,382	2,233,961
Cboe Global Markets Inc.	4,918	458,702
Charles Schwab Corp. (The)	53,039	2,480,634
CME Group Inc.	15,788	2,877,837
E*TRADE Financial Corp.	11,421	532,904
Eaton Vance Corp., NVS	5,210	200,689
Evercore Inc., Class A	1,839	164,499
FactSet Research Systems Inc.	1,696	370,796
Federated Investors Inc., Class B	4,403	115,050
Franklin Resources Inc.	13,445	398,106
Goldman Sachs Group Inc. (The)	15,265	3,022,623
Interactive Brokers Group Inc., Class A	3,302	166,421
Intercontinental Exchange Inc.	25,165	1,931,665
Invesco Ltd.	18,057	328,999
Janus Henderson Group PLC	7,404	161,629
Lazard Ltd., Class A	5,662	225,291
Legg Mason Inc.	3,957	117,919
LPL Financial Holdings Inc.	3,931	276,624
MarketAxess Holdings Inc.	1,685	361,887
Moody’s Corp.	7,333	1,162,354
Morgan Stanley	57,690	2,440,287
Morningstar Inc.	806	100,065
MSCI Inc.	3,925	668,310
Nasdaq Inc.	5,011	441,168
Northern Trust Corp.	9,821	868,766
Raymond James Financial Inc.	5,717	460,219
S&P Global Inc.	11,066	2,120,799
SEI Investments Co.	5,732	272,499
State Street Corp.	16,688	1,183,179
Stifel Financial Corp.	3,162	151,365
T Rowe Price Group Inc.	10,668	997,031
TD Ameritrade Holding Corp.	11,920	666,924

		31,181,131

Chemicals — 2.0%
Air Products & Chemicals Inc.	9,715	1,597,049
Albemarle Corp.	4,770	385,082
Ashland Global Holdings Inc.	2,734	207,511
Axalta Coating Systems Ltd.(a)	9,418	241,289
Cabot Corp.	2,769	129,838
Celanese Corp.	5,903	565,271
CF Industries Holdings Inc.	10,220	446,103
Chemours Co. (The)	7,891	282,103
DowDuPont Inc.	101,456	5,459,347
Eastman Chemical Co.	6,214	500,973
Ecolab Inc.	11,258	1,780,678

17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
FMC Corp.	5,984	$477,523
GCP Applied Technologies Inc.(a)	3,231	81,421
HB Fuller Co.	2,231	110,189
Huntsman Corp.	9,227	202,717
Ingevity Corp.(a)	1,814	170,643
International Flavors & Fragrances Inc.	4,440	629,503
Linde PLC	24,317	3,963,914
LyondellBasell Industries NV, Class A	13,883	1,207,405
Minerals Technologies Inc.	1,573	92,131
Mosaic Co. (The)	15,674	505,957
NewMarket Corp.	398	159,634
Olin Corp.	7,275	171,763
Platform Specialty Products Co.(a)	10,587	118,998
PolyOne Corp.	3,479	112,615
PPG Industries Inc.	10,645	1,122,409
RPM International Inc.	5,825	332,957
Scotts Miracle-Gro Co. (The)	1,789	133,012
Sensient Technologies Corp.	1,816	114,008
Sherwin-Williams Co. (The)	3,644	1,536,019
Trinseo SA	1,913	93,833
Valvoline Inc.	8,275	182,960
Westlake Chemical Corp.	1,635	120,826
WR Grace & Co.	2,960	210,190

		23,445,871

Commercial Services & Supplies — 0.5%
ADT Inc.(b)	5,324	38,439
Brink’s Co. (The)	2,205	163,280
Cintas Corp.	3,820	716,288
Clean Harbors Inc.(a)	2,324	137,604
Copart Inc.(a)(b)	9,196	465,594
Covanta Holding Corp.	5,120	82,432
Deluxe Corp.	2,086	97,980
Healthcare Services Group Inc.	3,275	142,856
Herman Miller Inc.	2,484	85,027
HNI Corp.	1,914	74,397
KAR Auction Services Inc.	5,935	308,679
MSA Safety Inc.	1,552	155,479
Republic Services Inc.	9,634	739,024
Rollins Inc.	6,364	236,996
Stericycle Inc.(a)(b)	3,678	162,126
Tetra Tech Inc.	2,438	134,553
Waste Management Inc.	17,342	1,659,109

		5,399,863

Communications Equipment — 1.1%
Arista Networks Inc.(a)(b)	2,322	498,719
ARRIS International PLC(a)	7,212	226,385
Ciena Corp.(a)	6,275	239,015
Cisco Systems Inc.	198,670	9,395,104
CommScope Holding Co. Inc.(a)	8,609	180,014
EchoStar Corp., Class A(a)(b)	2,058	84,337
F5 Networks Inc.(a)	2,654	427,161
Finisar Corp.(a)	5,422	123,513
InterDigital Inc.	1,535	111,763
Juniper Networks Inc.	15,147	392,913
Lumentum Holdings Inc.(a)	3,248	158,860
Motorola Solutions Inc.	7,226	844,792
NetScout Systems Inc.(a)	3,188	82,665
Plantronics Inc.	1,521	59,000
Ubiquiti Networks Inc.(b)	880	95,225

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	2,558	$160,361
Viavi Solutions Inc.(a)	9,810	109,087

		13,188,914

Construction & Engineering — 0.2%
AECOM(a)(b)	6,989	213,933
Arcosa Inc.	2,175	64,010
Dycom Industries Inc.(a)	1,420	82,431
EMCOR Group Inc.	2,595	169,272
Fluor Corp.	6,111	223,479
Jacobs Engineering Group Inc.	5,328	345,255
KBR Inc.	6,137	105,557
MasTec Inc.(a)	2,929	129,989
Quanta Services Inc.	6,556	231,689
Valmont Industries Inc.	1,018	131,322

		1,696,937

Construction Materials — 0.1%
Eagle Materials Inc.	2,157	153,147
Martin Marietta Materials Inc.	2,786	492,230
Summit Materials Inc., Class A(a)	4,765	72,714
Vulcan Materials Co.	5,860	595,669

		1,313,760

Consumer Finance — 0.7%
Ally Financial Inc.	18,564	483,778
American Express Co.	30,985	3,182,159
Capital One Financial Corp.	21,042	1,695,775
Credit Acceptance Corp.(a)	557	221,697
Discover Financial Services	14,980	1,011,000
FirstCash Inc.	1,950	160,738
Green Dot Corp., Class A(a)	2,080	153,962
Navient Corp.	10,359	118,093
OneMain Holdings Inc.(a)	3,285	98,189
PRA Group Inc.(a)(b)	2,076	61,263
Santander Consumer USA Holdings Inc.	5,089	96,996
SLM Corp.(a)	18,841	201,787
Synchrony Financial	29,180	876,567

		8,362,004

Containers & Packaging — 0.4%
AptarGroup Inc.	2,775	275,058
Avery Dennison Corp.	3,809	397,850
Ball Corp.	15,126	790,787
Bemis Co. Inc.	4,010	195,848
Berry Global Group Inc.(a)	5,714	281,415
Crown Holdings Inc.(a)	5,854	298,554
Graphic Packaging Holding Co.	13,851	167,182
International Paper Co.	17,984	852,981
Owens-Illinois Inc.	7,276	146,029
Packaging Corp. of America	4,188	395,012
Sealed Air Corp.	7,100	280,450
Silgan Holdings Inc.	3,239	89,461
Sonoco Products Co.	4,367	251,452
Westrock Co.	11,221	456,807

		4,878,886

Distributors — 0.1%
Genuine Parts Co.	6,440	642,841
LKQ Corp.(a)(b)	13,927	365,166
Pool Corp.	1,784	267,439

		1,275,446

18

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	2,711	$132,568
Bright Horizons Family Solutions Inc.(a)	2,628	304,296
frontdoor Inc.(a)	2,989	88,833
Graham Holdings Co., Class B	188	125,020
Grand Canyon Education Inc.(a)	2,063	191,735
H&R Block Inc.	8,940	210,895
Service Corp. International/U.S	7,894	338,811
ServiceMaster Global Holdings Inc.(a)(b)	5,978	233,082
Sotheby’s(a)(b)	1,631	65,876
Weight Watchers International Inc.(a)	1,700	54,400

		1,745,516

Diversified Financial Services — 1.6%
AXA Equitable Holdings Inc.	5,922	109,794
Berkshire Hathaway Inc., Class B(a)	85,964	17,669,041
Jefferies Financial Group Inc.	12,755	265,431
Voya Financial Inc.	6,863	318,649

		18,362,915

Diversified Telecommunication Services — 1.8%
AT&T Inc.	321,604	9,667,416
CenturyLink Inc.	41,806	640,468
Verizon Communications Inc.	182,588	10,053,296
Zayo Group Holdings Inc.(a)	9,329	256,081

		20,617,261

Electric Utilities — 1.8%
ALLETE Inc.	2,326	178,963
Alliant Energy Corp.	10,432	463,911
American Electric Power Co. Inc.	21,829	1,727,111
Avangrid Inc.	2,446	121,982
Duke Energy Corp.	31,459	2,761,471
Edison International	14,330	816,380
El Paso Electric Co.	1,851	97,215
Entergy Corp.	7,998	713,342
Evergy Inc.	11,626	666,402
Eversource Energy	14,035	974,169
Exelon Corp.	42,674	2,038,110
FirstEnergy Corp.	21,377	837,978
Hawaiian Electric Industries Inc.	4,701	174,830
IDACORP Inc.	2,226	217,035
NextEra Energy Inc.	21,091	3,774,867
OGE Energy Corp.	8,906	364,701
Pinnacle West Capital Corp.	4,993	439,983
PNM Resources Inc.	3,555	151,408
Portland General Electric Co.	3,935	190,139
PPL Corp.	31,782	995,412
Southern Co. (The)	45,405	2,206,683
Xcel Energy Inc.	22,684	1,187,734

		21,099,826

Electrical Equipment — 0.6%
Acuity Brands Inc.	1,757	212,439
AMETEK Inc.	10,217	744,819
Eaton Corp. PLC	19,220	1,465,525
Emerson Electric Co.	27,653	1,810,442
EnerSys	1,834	156,367
Generac Holdings Inc.(a)	2,762	146,193
GrafTech International Ltd.	2,684	35,456
Hubbell Inc.	2,463	269,280
nVent Electric PLC	7,331	183,422
Regal Beloit Corp.	1,844	141,545
Rockwell Automation Inc.	5,325	902,694

Security	Shares	Value

Electrical Equipment (continued)
Sensata Technologies Holding PLC(a)(b)	7,463	$354,492

		6,422,674

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	13,344	1,173,204
Anixter International Inc.(a)	1,266	76,859
Arrow Electronics Inc.(a)	3,901	296,281
Avnet Inc.	5,005	206,206
Belden Inc.	1,849	99,125
CDW Corp./DE	6,629	551,997
Cognex Corp.	7,474	340,067
Coherent Inc.(a)	1,078	127,420
Corning Inc.	35,627	1,184,954
Dolby Laboratories Inc., Class A	2,868	185,359
FLIR Systems Inc.	6,118	299,048
IPG Photonics Corp.(a)(b)	1,584	210,672
Itron Inc.(a)	1,441	78,722
Jabil Inc.	6,742	179,674
Keysight Technologies Inc.(a)	8,220	608,444
Littelfuse Inc.	1,086	190,832
National Instruments Corp.	4,984	220,392
SYNNEX Corp.	1,810	175,136
TE Connectivity Ltd.	15,139	1,225,502
Tech Data Corp.(a)	1,729	165,344
Trimble Inc.(a)	11,240	423,298
Vishay Intertechnology Inc.	6,046	117,897
Zebra Technologies Corp., Class A(a)	2,348	407,613

		8,544,046

Energy Equipment & Services — 0.6%
Apergy Corp.(a)	3,397	114,207
Baker Hughes a GE Co.	22,831	538,127
Core Laboratories NV	1,982	133,706
Dril-Quip Inc.(a)(b)	1,700	63,648
Ensco PLC, Class A	19,401	85,364
Halliburton Co.	38,535	1,208,458
Helmerich & Payne Inc.	4,855	271,831
KLX Energy Services Holdings Inc.(a)(b)	912	23,767
Nabors Industries Ltd.	14,289	42,295
National Oilwell Varco Inc.	16,816	495,736
Oceaneering International Inc.(a)	4,241	66,541
Patterson-UTI Energy Inc.	9,861	119,614
Rowan Companies PLC, Class A(a)	5,544	67,581
Schlumberger Ltd.	61,109	2,701,629
TechnipFMC PLC	18,784	431,281
Transocean Ltd.(a)	22,282	190,957
U.S. Silica Holdings Inc.	3,401	45,845
Weatherford International PLC(a)	44,239	28,685

		6,629,272

Entertainment — 1.9%
Activision Blizzard Inc.	33,673	1,590,713
Cinemark Holdings Inc.	4,614	188,805
Electronic Arts Inc.(a)	13,407	1,236,662
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	1,033	31,610
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	8,812	276,432
Lions Gate Entertainment Corp., Class A	2,376	43,647
Lions Gate Entertainment Corp., Class B, NVS	4,856	85,126
Live Nation Entertainment Inc.(a)(b)	6,204	331,976
Madison Square Garden Co. (The), Class A(a)	766	212,871
Netflix Inc.(a)	19,277	6,544,541

19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Pandora Media Inc.(a)	12,217	$102,378
Take-Two Interactive Software Inc.(a)	4,999	527,644
Twenty-First Century Fox Inc., Class A, NVS	46,644	2,300,016
Twenty-First Century Fox Inc., Class B	21,424	1,051,061
Viacom Inc., Class A	302	10,356
Viacom Inc., Class B, NVS	15,425	453,804
Walt Disney Co. (The)	65,794	7,337,347

		22,324,989

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	3,545	101,848
Alexandria Real Estate Equities Inc.	4,755	626,281
American Campus Communities Inc.	5,924	272,623
American Homes 4 Rent, Class A	11,548	255,326
American Tower Corp.	19,439	3,359,837
Apartment Investment & Management Co., Class A	6,979	345,600
Apple Hospitality REIT Inc.	9,807	160,933
AvalonBay Communities Inc.	6,121	1,180,863
Boston Properties Inc.	6,792	895,661
Brandywine Realty Trust	8,143	122,552
Brixmor Property Group Inc.	13,325	228,257
Camden Property Trust	4,145	401,858
Colony Capital Inc.	21,502	130,517
Columbia Property Trust Inc.	5,147	113,594
CoreCivic Inc.	5,227	103,861
CoreSite Realty Corp.	1,632	161,225
Corporate Office Properties Trust	4,794	118,364
Cousins Properties Inc.	18,355	162,442
Crown Castle International Corp.	18,307	2,143,017
CubeSmart	8,087	250,293
CyrusOne Inc.	4,588	248,670
DiamondRock Hospitality Co.	8,613	87,508
Digital Realty Trust Inc.	9,129	989,036
Douglas Emmett Inc.	7,160	270,863
Duke Realty Corp.	15,868	463,980
EastGroup Properties Inc.	1,521	157,363
EPR Properties	3,270	238,906
Equinix Inc.	3,548	1,397,912
Equity Commonwealth	5,176	167,495
Equity LifeStyle Properties Inc.	3,942	417,379
Equity Residential	16,198	1,175,327
Essex Property Trust Inc.	2,922	792,446
Extra Space Storage Inc.	5,579	550,145
Federal Realty Investment Trust	3,286	435,625
First Industrial Realty Trust Inc.	5,629	184,181
Gaming and Leisure Properties Inc.	8,817	330,638
GEO Group Inc. (The)	5,338	120,372
HCP Inc.	21,071	664,579
Healthcare Realty Trust Inc.	5,416	174,883
Healthcare Trust of America Inc., Class A	9,134	259,588
Highwoods Properties Inc.	4,559	202,055
Hospitality Properties Trust	7,450	198,617
Host Hotels & Resorts Inc.	32,888	593,957
Hudson Pacific Properties Inc.	7,050	228,914
Invitation Homes Inc.	13,050	293,495
Iron Mountain Inc.	12,681	471,733
JBG SMITH Properties	4,763	184,090
Kilroy Realty Corp.	4,524	318,761
Kimco Realty Corp.	18,589	316,199
Lamar Advertising Co., Class A	3,773	280,900
Lexington Realty Trust	9,378	90,123

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	6,451	$304,100
Life Storage Inc.	2,049	201,355
Macerich Co. (The)	4,774	220,368
Mack-Cali Realty Corp.	4,014	82,688
Medical Properties Trust Inc.	16,352	297,606
Mid-America Apartment Communities Inc.	5,076	514,097
National Health Investors Inc.	1,794	149,368
National Retail Properties Inc.	7,122	375,401
Omega Healthcare Investors Inc.	8,944	359,459
Outfront Media Inc.	6,092	126,409
Paramount Group Inc.	8,876	128,524
Park Hotels & Resorts Inc.	8,839	265,789
Pebblebrook Hotel Trust	5,862	187,877
Physicians Realty Trust	7,774	140,787
Piedmont Office Realty Trust Inc., Class A	5,618	108,764
PotlatchDeltic Corp.	3,128	115,361
Prologis Inc.	27,798	1,922,510
Public Storage	6,645	1,412,195
Rayonier Inc.	5,818	177,100
Realty Income Corp.	13,023	894,550
Regency Centers Corp.	7,452	484,380
Retail Properties of America Inc., Class A	9,188	116,136
RLJ Lodging Trust	7,679	142,445
Ryman Hospitality Properties Inc.	2,258	181,430
Sabra Health Care REIT Inc.	7,672	157,583
SBA Communications Corp.(a)	5,014	915,205
Senior Housing Properties Trust	10,697	147,298
Simon Property Group Inc.	13,649	2,485,756
SITE Centers Corp.	6,759	88,340
SL Green Realty Corp.	3,808	351,973
Spirit Realty Capital Inc.	3,641	144,621
STORE Capital Corp.	8,359	270,163
Sun Communities Inc.	3,788	416,339
Sunstone Hotel Investors Inc.	9,883	141,327
Tanger Factory Outlet Centers Inc.	4,228	96,187
Taubman Centers Inc.(b)	2,604	129,679
UDR Inc.	12,159	531,956
Uniti Group Inc.(a)(b)	8,143	162,127
Urban Edge Properties	5,287	107,961
Ventas Inc.	15,731	1,014,492
VEREIT Inc.	42,488	343,303
VICI Properties Inc.	15,635	336,622
Vornado Realty Trust	7,658	535,371
Washington REIT	3,552	90,043
Weingarten Realty Investors	5,308	152,287
Welltower Inc.	16,577	1,284,552
Weyerhaeuser Co.	33,202	871,221
WP Carey Inc.(b)	7,072	529,622
Xenia Hotels & Resorts Inc.	5,248	98,505

		43,751,924

Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	1,583	203,701
Costco Wholesale Corp.	19,338	4,150,515
Kroger Co. (The)	35,428	1,003,675
Performance Food Group Co.(a)	4,607	157,375
Rite Aid Corp.(a)(b)	46,837	37,624
Sprouts Farmers Market Inc.(a)	5,447	130,619
Sysco Corp.	21,211	1,354,322
U.S. Foods Holding Corp.(a)	9,545	321,857
Walgreens Boots Alliance Inc.	35,475	2,563,424

20

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	62,937	$6,031,253

		15,954,365

Food Products — 1.2%
Archer-Daniels-Midland Co.	24,869	1,116,618
B&G Foods Inc.	2,950	78,647
Bunge Ltd.	6,189	340,828
Campbell Soup Co.	8,494	300,942
Conagra Brands Inc.	21,429	463,724
Darling Ingredients Inc.(a)	7,509	159,716
Flowers Foods Inc.	7,866	154,646
General Mills Inc.	26,265	1,167,217
Hain Celestial Group Inc. (The)(a)	3,932	72,074
Hershey Co. (The)	6,188	656,547
Hormel Foods Corp.	12,028	509,025
Ingredion Inc.	3,121	308,979
JM Smucker Co. (The)	5,073	532,056
Kellogg Co.	11,189	660,263
Kraft Heinz Co. (The)	27,587	1,325,831
Lamb Weston Holdings Inc.	6,435	465,251
Lancaster Colony Corp.	830	132,028
McCormick & Co. Inc./MD, NVS	5,402	667,903
Mondelez International Inc., Class A	64,358	2,977,201
Pilgrim’s Pride Corp.(a)	2,300	46,598
Post Holdings Inc.(a)	2,932	272,148
Seaboard Corp.	13	50,234
TreeHouse Foods Inc.(a)	2,441	142,457
Tyson Foods Inc., Class A	13,015	805,889

		13,406,822

Gas Utilities — 0.2%
Atmos Energy Corp.	5,157	503,478
National Fuel Gas Co.	3,737	214,130
New Jersey Resources Corp.	3,836	186,046
ONE Gas Inc.	2,337	191,984
South Jersey Industries Inc.	3,946	117,512
Southwest Gas Holdings Inc.	2,301	180,214
Spire Inc.	2,286	181,440
UGI Corp.	7,720	440,272

		2,015,076

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	77,665	5,667,992
ABIOMED Inc.(a)	1,974	693,012
Align Technology Inc.(a)	3,190	794,151
Avanos Medical Inc.(a)	2,151	97,978
Baxter International Inc.	21,917	1,588,763
Becton Dickinson and Co.	11,838	2,953,107
Boston Scientific Corp.(a)	61,066	2,329,668
Cantel Medical Corp.	1,596	129,946
Cooper Companies Inc. (The)	2,158	601,564
Danaher Corp.	27,218	3,019,021
DENTSPLY SIRONA Inc.	9,708	407,251
DexCom Inc.(a)	3,897	549,594
Edwards Lifesciences Corp.(a)	9,209	1,569,398
Globus Medical Inc., Class A(a)	3,223	145,196
Haemonetics Corp.(a)	2,224	219,976
Hill-Rom Holdings Inc.	2,986	298,660
Hologic Inc.(a)	12,061	535,508
ICU Medical Inc.(a)	729	181,375
IDEXX Laboratories Inc.(a)	3,817	812,181
Inogen Inc.(a)	768	116,129

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Insulet Corp.(a)	2,595	$210,688
Integra LifeSciences Holdings Corp.(a)	3,168	150,036
Intuitive Surgical Inc.(a)	5,039	2,638,622
LivaNova PLC(a)	2,136	197,196
Masimo Corp.(a)	2,193	272,787
Medtronic PLC	59,392	5,249,659
Neogen Corp.(a)	2,280	138,875
NuVasive Inc.(a)	2,249	112,765
Penumbra Inc.(a)	1,361	198,039
ResMed Inc.	6,266	596,335
STERIS PLC	3,697	421,680
Stryker Corp.	13,705	2,433,597
Teleflex Inc.	2,028	554,658
Varian Medical Systems Inc.(a)	4,043	533,797
West Pharmaceutical Services Inc.	3,217	348,305
Zimmer Biomet Holdings Inc.	9,007	986,807

		37,754,316

Health Care Providers & Services — 2.9%
Acadia Healthcare Co. Inc.(a)(b)	3,992	109,221
AmerisourceBergen Corp.	7,042	587,091
Anthem Inc.	11,448	3,468,744
Brookdale Senior Living Inc.(a)	8,240	67,156
Cardinal Health Inc.	13,148	657,005
Centene Corp.(a)	9,012	1,176,697
Chemed Corp.	720	214,517
Cigna Corp.	16,804	3,357,607
CVS Health Corp.	57,145	3,745,855
DaVita Inc.(a)	5,579	313,149
Encompass Health Corp.	4,337	289,885
HCA Healthcare Inc.	11,840	1,650,851
HealthEquity Inc.(a)(b)	2,382	148,494
Henry Schein Inc.(a)	6,734	523,232
Humana Inc.	6,046	1,868,153
Laboratory Corp. of America Holdings(a)	4,482	624,567
Magellan Health Inc.(a)	1,115	72,653
McKesson Corp.	8,621	1,105,643
MEDNAX Inc.(a)	4,081	147,365
Molina Healthcare Inc.(a)	2,716	361,174
Patterson Companies Inc.	3,478	77,525
Quest Diagnostics Inc.	6,015	525,410
Tenet Healthcare Corp.(a)	3,743	82,309
UnitedHealth Group Inc.	42,511	11,486,472
Universal Health Services Inc., Class B	3,786	501,759
WellCare Health Plans Inc.(a)	2,191	605,768

		33,768,302

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	7,406	87,317
athenahealth Inc.(a)(b)	1,828	246,305
Cerner Corp.(a)	14,471	794,602
Medidata Solutions Inc.(a)	2,658	188,612
Teladoc Health Inc.(a)	3,059	196,388
Veeva Systems Inc., Class A(a)	5,418	590,887

		2,104,111

Hotels, Restaurants & Leisure — 2.0%
Aramark	11,017	363,010
Bloomin’ Brands Inc.	3,953	72,854
Boyd Gaming Corp.	3,555	97,123
Brinker International Inc.	1,678	67,993
Caesars Entertainment Corp.(a)	26,537	242,548

21

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp.	17,737	$1,021,297
Cheesecake Factory Inc. (The)	1,864	83,656
Chipotle Mexican Grill Inc.(a)	1,071	567,212
Choice Hotels International Inc.	1,527	120,877
Churchill Downs Inc.	1,554	142,937
Cracker Barrel Old Country Store Inc.	1,054	176,313
Darden Restaurants Inc.	5,521	579,319
Domino’s Pizza Inc.	1,830	519,226
Dunkin’ Brands Group Inc.	3,623	247,777
Extended Stay America Inc.	8,404	143,708
Hilton Grand Vacations Inc.(a)	4,352	132,040
Hilton Worldwide Holdings Inc.	13,115	976,805
Hyatt Hotels Corp., Class A	1,970	137,723
Jack in the Box Inc.	1,143	92,526
Las Vegas Sands Corp.	16,298	951,151
Marriott International Inc./MD, Class A	12,494	1,430,938
Marriott Vacations Worldwide Corp.	1,818	160,966
McDonald’s Corp.	34,045	6,086,565
MGM Resorts International	22,252	655,099
Norwegian Cruise Line Holdings Ltd.(a)	9,679	497,791
Planet Fitness Inc., Class A(a)(b)	3,878	224,614
Royal Caribbean Cruises Ltd.	7,622	915,021
Scientific Games Corp./DE, Class A(a)	2,413	60,470
Six Flags Entertainment Corp.	3,239	199,490
Starbucks Corp.	54,746	3,730,392
Texas Roadhouse Inc.	2,900	176,436
Vail Resorts Inc.	1,764	332,091
Wendy’s Co. (The)	8,257	143,011
Wyndham Destinations Inc.	4,346	183,140
Wyndham Hotels & Resorts Inc.	4,346	213,345
Wynn Resorts Ltd.	4,301	529,066
Yum! Brands Inc.	13,782	1,295,232

		23,569,762

Household Durables — 0.4%
DR Horton Inc.	15,237	585,863
Garmin Ltd.	5,314	367,622
Helen of Troy Ltd.(a)	1,165	135,187
Leggett & Platt Inc.	5,763	236,052
Lennar Corp., Class A	12,831	608,446
Lennar Corp., Class B	724	27,599
Mohawk Industries Inc.(a)	2,757	355,074
Newell Brands Inc.	19,119	405,514
NVR Inc.(a)	151	401,660
PulteGroup Inc.	11,264	313,252
Tempur Sealy International Inc.(a)	1,963	104,078
Toll Brothers Inc.	5,963	220,273
Tupperware Brands Corp.	2,273	61,985
Whirlpool Corp.	2,862	380,675

		4,203,280

Household Products — 1.4%
Church & Dwight Co. Inc.	10,923	705,735
Clorox Co. (The)	5,634	835,973
Colgate-Palmolive Co.	38,274	2,475,562
Energizer Holdings Inc.	2,740	129,876
Kimberly-Clark Corp.	15,257	1,699,325
Procter & Gamble Co. (The)	110,092	10,620,575
Spectrum Brands Holdings Inc.	1,997	111,593

		16,578,639

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	29,377	$481,489
NRG Energy Inc.	12,795	523,444
Vistra Energy Corp.(a)	17,792	446,757

		1,451,690

Industrial Conglomerates — 1.3%
3M Co.	25,741	5,155,922
Carlisle Companies Inc.	2,617	281,929
General Electric Co.	383,841	3,899,825
Honeywell International Inc.	32,749	4,703,739
Roper Technologies Inc.	4,573	1,295,348

		15,336,763

Insurance — 2.6%
Aflac Inc.	33,769	1,610,781
Alleghany Corp.	652	411,777
Allstate Corp. (The)	15,228	1,338,084
American Financial Group Inc./OH	3,150	300,479
American International Group Inc.	39,116	1,690,985
Aon PLC	10,649	1,663,693
Arch Capital Group Ltd.(a)	18,035	529,327
Arthur J Gallagher & Co.	8,050	601,416
Aspen Insurance Holdings Ltd.	2,568	107,163
Assurant Inc.	2,363	227,770
Assured Guaranty Ltd.	4,798	194,607
Athene Holding Ltd., Class A(a)	5,535	237,452
Axis Capital Holdings Ltd.	3,668	196,421
Brighthouse Financial Inc.(a)	5,310	198,275
Brown & Brown Inc.	10,201	277,059
Chubb Ltd.	20,329	2,704,773
Cincinnati Financial Corp.	6,723	545,370
CNA Financial Corp.	1,194	54,757
CNO Financial Group Inc.	7,362	131,633
Enstar Group Ltd.(a)	663	118,014
Erie Indemnity Co., Class A, NVS	888	129,985
Everest Re Group Ltd.	1,799	394,071
Fidelity National Financial Inc.	12,298	444,696
First American Financial Corp.	4,893	245,041
Genworth Financial Inc., Class A(a)	21,981	106,388
Hanover Insurance Group Inc. (The)	1,873	213,597
Hartford Financial Services Group Inc. (The)	15,875	744,855
Kemper Corp.	2,012	151,262
Lincoln National Corp.	9,530	557,410
Loews Corp.	12,230	585,817
Markel Corp.(a)	618	651,069
Marsh & McLennan Companies Inc.	22,295	1,966,196
Mercury General Corp.	1,192	61,626
MetLife Inc.	43,779	1,999,387
Old Republic International Corp.	12,505	251,976
Primerica Inc.	1,894	212,829
Principal Financial Group Inc.	11,647	583,165
ProAssurance Corp.	2,408	102,725
Progressive Corp. (The)	25,821	1,737,495
Prudential Financial Inc.	18,339	1,689,756
Reinsurance Group of America Inc.	2,738	395,504
RenaissanceRe Holdings Ltd.	1,745	240,862
RLI Corp.	1,693	111,755
Torchmark Corp.	4,560	381,946
Travelers Companies Inc. (The)	11,773	1,477,982
Unum Group	9,619	334,356
White Mountains Insurance Group Ltd.	134	119,740

22

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Willis Towers Watson PLC	5,752	$936,368
WR Berkley Corp.	4,302	330,781

		30,298,476

Interactive Media & Services — 4.4%
Alphabet Inc., Class A(a)	13,211	14,874,133
Alphabet Inc., Class C, NVS(a)	13,595	15,177,050
Cargurus Inc.(a)	1,444	61,760
Cars.com Inc.(a)(b)	2,675	73,054
Facebook Inc., Class A(a)	106,161	17,695,977
IAC/InterActiveCorp.(a)	3,456	730,184
Snap Inc., Class A, NVS(a)(b)	30,072	200,881
TripAdvisor Inc.(a)(b)	4,445	255,054
Twitter Inc.(a)	31,989	1,073,551
Yelp Inc.(a)	3,289	119,785
Zillow Group Inc., Class A(a)(b)	2,242	78,044
Zillow Group Inc., Class C, NVS(a)(b)	5,000	175,450

		50,514,923

Internet & Direct Marketing Retail — 3.3%
Amazon.com Inc.(a)	18,150	31,194,950
Booking Holdings Inc.(a)	2,045	3,748,096
eBay Inc.(a)	39,940	1,343,981
Etsy Inc.(a)(b)	5,267	287,842
Expedia Group Inc.	5,229	623,558
Groupon Inc.(a)	17,968	67,739
GrubHub Inc.(a)	4,001	321,680
Liberty Expedia Holdings Inc., Class A(a)	2,388	97,884
Qurate Retail Inc.(a)	18,437	401,005
Shutterfly Inc.(a)	1,505	69,170
Stamps.com Inc.(a)	751	139,746
Wayfair Inc., Class A(a)(b)	2,743	300,249

		38,595,900

IT Services — 4.9%
Accenture PLC, Class A	28,195	4,329,342
Akamai Technologies Inc.(a)	7,187	467,874
Alliance Data Systems Corp.	2,078	369,032
Amdocs Ltd.	6,294	351,709
Automatic Data Processing Inc.	19,317	2,701,289
Black Knight Inc.(a)	6,243	307,093
Booz Allen Hamilton Holding Corp.	6,170	303,132
Broadridge Financial Solutions Inc.	5,152	519,476
CACI International Inc., Class A(a)	1,105	184,734
Cognizant Technology Solutions Corp., Class A	25,524	1,778,512
Conduent Inc.(a)	8,125	103,594
CoreLogic Inc.(a)	3,489	126,651
DXC Technology Co.	12,366	792,908
EPAM Systems Inc.(a)(b)	2,269	321,018
Euronet Worldwide Inc.(a)(b)	2,294	263,833
Fidelity National Information Services Inc.	14,462	1,511,713
First Data Corp., Class A(a)	25,264	622,758
Fiserv Inc.(a)	17,585	1,458,324
FleetCor Technologies Inc.(a)	3,888	784,637
Gartner Inc.(a)	3,976	540,299
Genpact Ltd.	6,099	181,933
Global Payments Inc.	6,991	784,949
GoDaddy Inc., Class A(a)	7,456	511,705
International Business Machines Corp.	40,158	5,398,038
Jack Henry & Associates Inc.	3,422	457,008
Leidos Holdings Inc.	6,619	383,902
LiveRamp Holdings Inc.(a)	3,430	148,999

Security	Shares	Value

IT Services (continued)
Mastercard Inc., Class A	40,153	$8,477,503
MAXIMUS Inc.	2,809	196,995
Okta Inc.(a)	3,353	276,388
Paychex Inc.	14,189	1,004,581
PayPal Holdings Inc.(a)	52,070	4,621,733
Perspecta Inc.	6,262	125,553
Sabre Corp.	12,115	278,403
Science Applications International Corp.	2,249	150,998
Square Inc., Class A(a)	13,610	971,074
Total System Services Inc.	7,471	669,476
Twilio Inc., Class A(a)(b)	3,503	389,954
VeriSign Inc.(a)	4,719	798,785
Visa Inc., Class A	77,650	10,483,527
Western Union Co. (The)	19,671	358,996
WEX Inc.(a)	1,895	305,720
Worldpay Inc., Class A(a)	13,276	1,108,281

		55,922,429

Leisure Products — 0.1%
Brunswick Corp./DE	3,913	196,902
Hasbro Inc.	5,149	466,293
Mattel Inc.(a)	15,544	184,041
Polaris Industries Inc.	2,586	216,914

		1,064,150

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	14,148	1,075,955
Bio-Rad Laboratories Inc., Class A(a)	868	216,887
Bio-Techne Corp.	1,657	289,080
Bruker Corp.	4,432	155,386
Charles River Laboratories International Inc.(a)	2,112	260,177
Illumina Inc.(a)	6,487	1,814,998
IQVIA Holdings Inc.(a)(b)	7,081	913,520
Mettler-Toledo International Inc.(a)	1,109	707,720
PerkinElmer Inc.	4,868	440,554
PRA Health Sciences Inc.(a)	2,564	271,707
Syneos Health Inc.(a)(b)	2,726	139,135
Thermo Fisher Scientific Inc.	17,766	4,364,573
Waters Corp.(a)	3,390	783,836

		11,433,528

Machinery — 1.8%
Actuant Corp., Class A	2,587	59,216
AGCO Corp.	2,826	181,429
Allison Transmission Holdings Inc.	5,310	258,438
Barnes Group Inc.	1,987	117,392
Caterpillar Inc.	26,080	3,472,813
Colfax Corp.(a)	4,307	106,598
Crane Co.	2,246	185,879
Cummins Inc.	6,518	958,863
Deere & Co.	14,195	2,327,980
Donaldson Co. Inc.	5,680	268,550
Dover Corp.	6,533	573,793
Flowserve Corp.	5,692	250,676
Fortive Corp.	12,969	972,545
Gardner Denver Holdings Inc.(a)	5,594	138,004
Gates Industrial Corp. PLC(a)	2,039	30,402
Graco Inc.	7,288	315,789
Hillenbrand Inc.	2,820	119,568
IDEX Corp.	3,393	467,759
Illinois Tool Works Inc.	13,539	1,859,040
Ingersoll-Rand PLC	10,840	1,084,434

23

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ITT Inc.	3,856	$202,671
Kennametal Inc.	3,560	133,785
Lincoln Electric Holdings Inc.	2,879	248,861
Middleby Corp. (The)(a)(b)	2,501	294,168
Mueller Industries Inc.	2,569	66,563
Navistar International Corp.(a)	2,867	94,152
Nordson Corp.	2,307	299,079
Oshkosh Corp.	3,170	237,909
PACCAR Inc.	15,418	1,010,187
Parker-Hannifin Corp.	5,822	959,524
Pentair PLC	7,052	290,472
Snap-on Inc.	2,457	407,837
Stanley Black & Decker Inc.	6,730	850,941
Terex Corp.	2,853	87,616
Timken Co. (The)	2,947	125,513
Toro Co. (The)	4,566	271,677
Trinity Industries Inc.	6,450	150,801
WABCO Holdings Inc.(a)	2,327	265,813
Wabtec Corp.	3,747	259,143
Welbilt Inc.(a)(b)	5,546	77,755
Woodward Inc.	2,499	227,034
Xylem Inc./NY	7,878	561,386

		20,872,055

Marine — 0.0%
Kirby Corp.(a)(b)	2,340	175,289

Media — 1.5%
Altice USA Inc., Class A	5,166	101,460
AMC Networks Inc., Class A(a)	2,039	128,335
Cable One Inc.	219	193,670
CBS Corp., Class B, NVS	14,834	733,690
Charter Communications Inc., Class A(a)	7,778	2,574,907
Comcast Corp., Class A	200,661	7,338,173
Discovery Inc., Class A(a)(b)	6,912	196,163
Discovery Inc., Class C, NVS(a)	15,819	421,576
DISH Network Corp., Class A(a)	9,969	305,749
GCI Liberty Inc., Class A(a)(b)	4,330	220,397
Interpublic Group of Companies Inc. (The)	17,190	391,073
John Wiley & Sons Inc., Class A	1,924	99,625
Liberty Broadband Corp., Class A(a)	1,157	98,079
Liberty Broadband Corp., Class C, NVS(a)	6,690	568,784
Liberty Global PLC, Class A(a)	9,086	221,698
Liberty Global PLC, Class C, NVS(a)	26,514	624,670
Liberty Latin America Ltd., Class A(a)	1,810	31,557
Liberty Latin America Ltd., Class C, NVS(a)	5,011	87,592
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	3,739	148,737
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,194	287,472
Meredith Corp.	1,821	98,826
New York Times Co. (The), Class A(b)	6,190	159,145
News Corp., Class A, NVS	17,323	222,254
News Corp., Class B	5,234	67,676
Nexstar Media Group Inc., Class A	2,018	168,442
Omnicom Group Inc.	9,849	767,040
Sinclair Broadcast Group Inc., Class A	3,186	98,161
Sirius XM Holdings Inc.(b)	57,246	333,744
TEGNA Inc.	9,486	111,366
Tribune Media Co., Class A	3,545	162,751

		16,962,812

Metals & Mining — 0.4%
Alcoa Corp.(a)	8,201	243,406

Security	Shares	Value

Metals & Mining (continued)
Allegheny Technologies Inc.(a)	5,503	$150,727
Carpenter Technology Corp.	2,067	97,686
Commercial Metals Co.	5,161	90,059
Compass Minerals International Inc.	1,411	73,725
Freeport-McMoRan Inc.	63,731	741,829
Newmont Mining Corp.	23,435	799,368
Nucor Corp.	13,914	852,093
Reliance Steel & Aluminum Co.	3,183	260,624
Royal Gold Inc.	2,858	249,704
Steel Dynamics Inc.	10,254	375,194
U.S. Steel Corp.	7,937	178,900
Worthington Industries Inc.	1,736	65,499

		4,178,814

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	23,607	422,801
Annaly Capital Management Inc.	57,973	605,238
Blackstone Mortgage Trust Inc., Class A	5,352	184,591
Chimera Investment Corp.	8,248	156,960
Invesco Mortgage Capital Inc.	5,021	80,838
MFA Financial Inc.	19,942	146,175
New Residential Investment Corp.	16,040	272,359
Starwood Property Trust Inc.	12,151	268,294
Two Harbors Investment Corp.	11,034	160,986

		2,298,242

Multi-Utilities — 1.0%
Ameren Corp.	10,733	744,226
Avista Corp.	2,983	124,839
Black Hills Corp.	2,327	157,980
CenterPoint Energy Inc.	22,116	683,827
CMS Energy Corp.	12,532	653,418
Consolidated Edison Inc.	13,829	1,073,822
Dominion Energy Inc.	33,259	2,336,112
DTE Energy Co.	8,081	951,538
MDU Resources Group Inc.	8,671	222,931
NiSource Inc.	15,967	435,580
NorthWestern Corp.	2,186	139,707
Public Service Enterprise Group Inc.	22,226	1,212,428
Sempra Energy	12,126	1,418,500
Vectren Corp.	3,679	266,286
WEC Energy Group Inc.	13,914	1,016,139

		11,437,333

Multiline Retail — 0.5%
Big Lots Inc.	1,776	56,015
Dillard’s Inc., Class A(b)	902	60,245
Dollar General Corp.	11,679	1,348,107
Dollar Tree Inc.(a)	10,506	1,017,296
Kohl’s Corp.	7,333	503,704
Macy’s Inc.	13,567	356,812
Nordstrom Inc.	5,070	235,299
Ollie’s Bargain Outlet Holdings Inc.(a)	2,261	176,742
Target Corp.	23,148	1,689,804

		5,444,024

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	22,253	1,053,235
Antero Resources Corp.(a)	9,992	100,520
Apache Corp.	16,775	550,556
Cabot Oil & Gas Corp.	19,404	484,130
Centennial Resource Development Inc./DE, Class A(a)	8,354	110,022
Cheniere Energy Inc.(a)(b)	9,720	638,118

24

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.(a)(b)	40,053	$114,151
Chevron Corp.	84,434	9,680,358
Cimarex Energy Co.	4,282	322,606
CNX Resources Corp.(a)	9,066	110,061
Concho Resources Inc.(a)	8,808	1,055,551
ConocoPhillips	50,803	3,438,855
Continental Resources Inc./OK(a)(b)	3,770	174,061
Delek U.S. Holdings Inc.	3,397	110,437
Devon Energy Corp.	20,559	547,897
Diamondback Energy Inc.	6,820	703,278
EOG Resources Inc.	25,591	2,538,627
EQT Corp.	11,611	226,066
Equitrans Midstream Corp.(a)	8,759	182,362
Exxon Mobil Corp.	187,086	13,709,662
Gulfport Energy Corp.(a)(b)	6,924	58,092
Hess Corp.	11,072	597,888
HollyFrontier Corp.	7,026	395,845
Kinder Morgan Inc./DE	84,112	1,522,427
Marathon Oil Corp.	37,392	590,420
Marathon Petroleum Corp.	30,486	2,020,002
Matador Resources Co.(a)	4,555	88,823
Murphy Oil Corp.	7,348	200,968
Newfield Exploration Co.(a)	8,715	159,310
Noble Energy Inc.	21,350	476,959
Oasis Petroleum Inc.(a)	11,783	70,934
Occidental Petroleum Corp.	33,319	2,225,043
ONEOK Inc.	18,088	1,161,431
Parsley Energy Inc., Class A(a)	11,441	212,574
PBF Energy Inc., Class A	5,257	192,511
PDC Energy Inc.(a)(b)	2,877	93,704
Peabody Energy Corp.	3,309	118,131
Phillips 66	18,783	1,792,086
Pioneer Natural Resources Co.	7,495	1,066,688
QEP Resources Inc.(a)	10,206	84,404
Range Resources Corp.	9,092	100,285
SemGroup Corp., Class A	2,886	46,234
SM Energy Co.	4,687	91,959
Southwestern Energy Co.(a)(b)	25,787	112,689
Targa Resources Corp.	10,142	436,207
Valero Energy Corp.	18,798	1,650,840
Whiting Petroleum Corp.(a)	3,995	114,377
Williams Companies Inc. (The)	53,623	1,444,067
World Fuel Services Corp.	2,982	74,222
WPX Energy Inc.(a)	17,597	215,739

		53,265,412

Paper & Forest Products — 0.0%
Domtar Corp.	2,780	130,382
Louisiana-Pacific Corp.	6,308	153,789

		284,171

Personal Products — 0.2%
Coty Inc., Class A	19,813	153,749
Edgewell Personal Care Co.(a)	2,486	98,073
Estee Lauder Companies Inc. (The), Class A	9,704	1,323,819
Herbalife Nutrition Ltd.(a)(b)	4,689	279,933
Nu Skin Enterprises Inc., Class A	2,449	160,777

		2,016,351

Pharmaceuticals — 4.3%
Akorn Inc.(a)	4,131	15,533
Allergan PLC	14,002	2,016,008

Security	Shares	Value

Pharmaceuticals (continued)
Amneal Pharmaceuticals Inc.(a)(b)	3,132	$38,461
Bristol-Myers Squibb Co.	72,027	3,555,973
Catalent Inc.(a)	6,372	235,318
Eli Lilly & Co.	41,700	4,998,162
Endo International PLC(a)	8,934	87,106
Horizon Pharma PLC(a)	7,597	163,259
Jazz Pharmaceuticals PLC(a)	2,664	335,371
Johnson & Johnson	118,513	15,771,710
Mallinckrodt PLC(a)	3,552	77,647
Medicines Co. (The)(a)(b)	2,790	64,477
Merck & Co. Inc.	114,907	8,552,528
Mylan NV(a)	22,638	678,008
Nektar Therapeutics(a)	7,586	321,191
Perrigo Co. PLC	5,537	257,194
Pfizer Inc.	255,431	10,843,046
Prestige Consumer Healthcare Inc.(a)	2,205	61,564
Zoetis Inc.	21,278	1,833,312

		49,905,868

Professional Services — 0.5%
ASGN Inc.(a)	2,303	145,066
CoStar Group Inc.(a)	1,595	623,230
Dun & Bradstreet Corp. (The)	1,607	232,597
Equifax Inc.	5,292	566,350
FTI Consulting Inc.(a)	1,676	114,504
IHS Markit Ltd.(a)	15,866	823,763
Insperity Inc.	1,678	179,009
Korn Ferry	2,504	114,182
ManpowerGroup Inc.	2,729	215,673
Nielsen Holdings PLC	15,668	402,354
Robert Half International Inc.	5,320	342,768
TransUnion	8,124	494,102
TriNet Group Inc.(a)	1,924	87,850
Verisk Analytics Inc.(a)	7,244	850,518

		5,191,966

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	13,899	635,879
Howard Hughes Corp. (The)(a)	1,703	189,101
Jones Lang LaSalle Inc.	2,049	293,847
Realogy Holdings Corp.	5,518	97,945

		1,216,772

Road & Rail — 1.0%
AMERCO	336	121,854
Avis Budget Group Inc.(a)	2,772	73,846
CSX Corp.	35,400	2,325,780
Genesee & Wyoming Inc., Class A(a)	2,656	208,549
JB Hunt Transport Services Inc.	3,896	417,028
Kansas City Southern	4,510	476,933
Knight-Swift Transportation Holdings Inc.(b)	5,640	179,070
Landstar System Inc.	1,794	182,235
Norfolk Southern Corp.	12,018	2,015,899
Old Dominion Freight Line Inc.	2,926	397,731
Ryder System Inc.	2,274	131,687
Union Pacific Corp.	32,528	5,174,229

		11,704,841

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices Inc.(a)	38,811	947,377
Analog Devices Inc.	16,311	1,612,505
Applied Materials Inc.	43,271	1,691,031
Broadcom Inc.	18,291	4,906,561

25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic Inc.(a)	2,804	$104,169
Cree Inc.(a)	4,430	223,405
Cypress Semiconductor Corp.	15,636	216,871
Entegris Inc.	6,196	204,778
First Solar Inc.(a)	3,319	167,908
Integrated Device Technology Inc.(a)	5,615	274,293
Intel Corp.	201,676	9,502,973
KLA-Tencor Corp.	6,827	727,553
Lam Research Corp.	6,848	1,161,284
Marvell Technology Group Ltd.	25,834	478,704
Maxim Integrated Products Inc.	12,133	658,458
Microchip Technology Inc.	10,376	833,919
Micron Technology Inc.(a)	49,429	1,889,176
MKS Instruments Inc.	2,321	189,463
Monolithic Power Systems Inc.	1,749	221,353
NVIDIA Corp.	26,918	3,869,462
ON Semiconductor Corp.(a)	18,523	371,201
Qorvo Inc.(a)	5,469	357,454
QUALCOMM Inc.	53,492	2,648,924
Semtech Corp.(a)	2,848	138,299
Silicon Laboratories Inc.(a)	1,923	147,109
Skyworks Solutions Inc.	7,872	574,971
Synaptics Inc.(a)	1,515	60,297
Teradyne Inc.	8,114	292,023
Texas Instruments Inc.	42,388	4,267,624
Universal Display Corp.	1,827	189,697
Versum Materials Inc.	4,936	181,497
Xilinx Inc.	11,189	1,252,497

		40,362,836

Software — 6.3%
2U Inc.(a)(b)	2,526	143,603
ACI Worldwide Inc.(a)	5,168	152,766
Adobe Inc.(a)	21,588	5,349,938
ANSYS Inc.(a)	3,698	607,766
Aspen Technology Inc.(a)	3,140	303,418
Autodesk Inc.(a)	9,699	1,427,693
Blackbaud Inc.	2,131	152,580
Cadence Design Systems Inc.(a)	12,382	594,707
CDK Global Inc.	5,771	282,260
Ceridian HCM Holding Inc.(a)	1,577	64,988
Citrix Systems Inc.	5,697	584,170
CommVault Systems Inc.(a)	1,651	109,082
DocuSign Inc.(a)	964	47,670
Ellie Mae Inc.(a)(b)	1,504	114,003
Fair Isaac Corp.(a)	1,289	290,283
FireEye Inc.(a)	8,418	148,830
Fortinet Inc.(a)	6,365	487,368
Guidewire Software Inc.(a)(b)	3,629	314,562
HubSpot Inc.(a)	1,587	251,238
Intuit Inc.	11,453	2,471,786
j2 Global Inc.	2,058	154,679
LogMeIn Inc.	2,304	214,318
Manhattan Associates Inc.(a)	2,778	135,483
Microsoft Corp.	341,529	35,665,874
New Relic Inc.(a)	1,988	202,080
Nuance Communications Inc.(a)(b)	12,614	200,184
Nutanix Inc., Class A(a)(b)	3,359	172,082
Oracle Corp.	112,476	5,649,670
Palo Alto Networks Inc.(a)	4,161	893,866
Paycom Software Inc.(a)(b)	2,131	315,899

Security	Shares	Value

Software (continued)
Pegasystems Inc.	1,626	$91,528
Proofpoint Inc.(a)	2,430	247,544
PTC Inc.(a)	4,732	401,226
RealPage Inc.(a)(b)	3,219	179,524
Red Hat Inc.(a)	7,795	1,386,263
RingCentral Inc., Class A(a)	2,984	275,841
salesforce.com Inc.(a)	33,833	5,141,601
ServiceNow Inc.(a)(b)	7,912	1,740,798
Splunk Inc.(a)(b)	6,471	807,840
SS&C Technologies Holdings Inc.	9,503	489,310
Symantec Corp.	28,194	592,638
Synopsys Inc.(a)	6,604	616,483
Tableau Software Inc., Class A(a)	3,193	408,193
Teradata Corp.(a)(b)	5,169	229,400
Tyler Technologies Inc.(a)	1,700	321,623
Ultimate Software Group Inc. (The)(a)	1,372	374,652
Verint Systems Inc.(a)	2,836	137,177
VMware Inc., Class A	3,346	505,480
Workday Inc., Class A(a)	6,442	1,169,416
Zendesk Inc.(a)	4,660	314,690
Zscaler Inc.(a)(b)	631	30,522

		72,964,595

Specialty Retail — 2.2%
Aaron’s Inc.	3,113	155,837
Advance Auto Parts Inc.	3,248	517,082
American Eagle Outfitters Inc.	7,426	156,837
AutoNation Inc.(a)	2,602	100,828
AutoZone Inc.(a)	1,114	943,937
Bed Bath & Beyond Inc.	6,152	92,834
Best Buy Co. Inc.	10,331	612,008
Burlington Stores Inc.(a)	2,981	511,868
CarMax Inc.(a)	7,678	451,313
Dick’s Sporting Goods Inc.	3,456	122,031
Five Below Inc.(a)	2,506	310,067
Floor & Decor Holdings Inc., Class A(a)(b)	2,516	86,274
Foot Locker Inc.	5,223	291,913
Gap Inc. (The)	9,489	241,400
Home Depot Inc. (The)	49,912	9,160,349
L Brands Inc.	10,041	279,541
Lithia Motors Inc., Class A	1,076	95,710
Lowe’s Companies Inc.	35,433	3,407,237
Michaels Companies Inc. (The)(a)	4,296	59,543
Murphy USA Inc.(a)	1,320	97,086
National Vision Holdings Inc.(a)(b)	2,725	86,546
O’Reilly Automotive Inc.(a)	3,525	1,214,927
Penske Automotive Group Inc.	1,605	75,242
Ross Stores Inc.	16,522	1,522,007
Sally Beauty Holdings Inc.(a)(b)	5,052	86,995
Signet Jewelers Ltd.	2,283	55,614
Tiffany & Co.	4,792	425,194
TJX Companies Inc. (The)	54,610	2,715,755
Tractor Supply Co.	5,372	458,769
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,497	728,924
Urban Outfitters Inc.(a)	3,345	108,044
Williams-Sonoma Inc.	3,543	192,845

		25,364,557

Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	199,207	33,156,013
Dell Technologies Inc., Class C(a)	6,601	320,743

26

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	62,795	$978,974
HP Inc.	70,151	1,545,427
NCR Corp.(a)(b)	5,182	138,618
NetApp Inc.	11,116	708,867
Pure Storage Inc., Class A(a)	7,628	136,617
Seagate Technology PLC	11,494	508,954
Western Digital Corp.	12,815	576,547
Xerox Corp.	9,103	256,796

		38,327,556

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	6,500	276,120
Carter’s Inc.	2,088	173,095
Columbia Sportswear Co.	1,323	117,998
Deckers Outdoor Corp.(a)	1,321	169,682
Hanesbrands Inc.	15,941	238,956
Lululemon Athletica Inc.(a)	4,652	687,612
NIKE Inc., Class B	56,191	4,600,919
PVH Corp.	3,401	371,083
Ralph Lauren Corp.	2,418	280,827
Skechers U.S.A. Inc., Class A(a)	6,030	163,835
Steven Madden Ltd.	3,487	113,851
Tapestry Inc.	12,924	500,288
Under Armour Inc., Class A(a)(b)	8,418	174,589
Under Armour Inc., Class C, NVS(a)(b)	8,687	164,532
VF Corp.	14,299	1,203,547
Wolverine World Wide Inc.	4,136	141,906

		9,378,840

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	6,603	84,981
Essent Group Ltd.(a)	4,316	171,561
MGIC Investment Corp.(a)	16,140	201,427
New York Community Bancorp. Inc.	21,660	251,689
Radian Group Inc.	9,404	180,933
TFS Financial Corp.	2,343	38,215
Washington Federal Inc.	3,836	111,589

		1,040,395

Tobacco — 0.8%
Altria Group Inc.	82,934	4,092,793
Philip Morris International Inc.	68,757	5,275,037

		9,367,830

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,308	163,445
Applied Industrial Technologies Inc.	1,789	105,569
Beacon Roofing Supply Inc.(a)	2,919	106,047
Fastenal Co.	12,736	770,019
GATX Corp.	1,597	120,861
HD Supply Holdings Inc.(a)	8,121	340,595

Security	Shares	Value

Trading Companies & Distributors (continued)
MRC Global Inc.(a)(b)	4,204	$65,666
MSC Industrial Direct Co. Inc., Class A	2,041	170,403
SiteOne Landscape Supply Inc.(a)(b)	1,783	95,034
United Rentals Inc.(a)	3,626	454,193
Univar Inc.(a)	4,991	103,962
Watsco Inc.	1,410	207,947
WESCO International Inc.(a)	2,097	109,883
WW Grainger Inc.	2,000	590,780

		3,404,404

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,379	145,871

Water Utilities — 0.1%
American Water Works Co. Inc.	7,966	762,107
Aqua America Inc.	7,714	270,376

		1,032,483

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	25,050	156,312
Telephone & Data Systems Inc.	4,166	150,892
T-Mobile U.S. Inc.(a)	13,788	959,921

		1,267,125

Total Common Stocks — 99.8% (Cost: $752,058,457)		1,151,367,421

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	15,704,555	15,709,267
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,128,005	1,128,005

		16,837,272

Total Short-Term Investments — 1.5% (Cost: $16,832,964)		16,837,272

Total Investments in Securities — 101.3% (Cost: $768,891,421)		1,168,204,693

Other Assets, Less Liabilities — (1.3)%		(14,764,998)

Net Assets — 100.0%		$1,153,439,695

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

27

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Dow Jones U.S. ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,287,014	3,417,541	(a)	—	15,704,555	$15,709,267	$68,209	(b)	$(72)	$3,135
BlackRock Cash Funds: Treasury, SL Agency Shares	709,079	418,926	(a)	—	1,128,005	1,128,005	22,677		—	—
BlackRock Inc.	5,366	251		(235)	5,382	2,233,961	49,577		13,145	(593,798)
PNC Financial Services Group Inc. (The) (c)	20,458	941		(1,045)	20,354	N/A	58,304		19,556	(493,909)

						$19,071,233	$198,767		$32,629	$(1,084,572)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,151,367,421	$—	$—	$1,151,367,421
Money Market Funds	16,837,272	—	—	16,837,272

	$1,168,204,693	$—	$—	$1,168,204,693

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

28

Schedule of Investments (unaudited) January 31, 2019	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
CA Immobilien Anlagen AG	8,407	$301,553

Belgium — 4.5%
Aedifica SA	2,218	213,529
Befimmo SA	2,342	140,816
Cofinimmo SA	2,697	357,434
Intervest Offices & Warehouses NV	2,666	64,853
Leasinvest Real Estate SCA(a)	298	32,211
Montea CVA	1,174	83,521
Retail Estates NV	1,028	91,417
Shurgard Self Storage SA(a)(b)	2,627	82,171
Warehouses De Pauw CVA	2,093	306,446
Wereldhave Belgium NV(a)	274	25,089
Xior Student Housing NV	1,264	57,870

		1,455,357

Finland — 0.6%
Citycon OYJ	46,612	95,417
Kojamo OYJ(b)	10,558	109,021

		204,438

France — 17.9%
Carmila SA	3,738	75,060
Covivio	5,374	550,659
Gecina SA	6,354	934,693
ICADE	3,908	330,040
Klepierre SA	24,296	835,238
Mercialys SA	7,382	113,504
Unibail-Rodamco-Westfield	16,375	2,952,956

		5,792,150

Germany — 27.7%
ADLER Real Estate AG	3,540	56,786
ADO Properties SA(c)	3,547	213,065
alstria office REIT AG	19,169	289,020
Aroundtown SA	80,906	716,691
Deutsche EuroShop AG	6,203	193,315
Deutsche Wohnen SE	43,148	2,158,148
DIC Asset AG	5,430	61,434
Grand City Properties SA	13,399	333,631
Hamborner REIT AG	8,501	89,448
LEG Immobilien AG	7,687	904,096
Sirius Real Estate Ltd.	113,245	93,552
TAG Immobilien AG	15,333	387,768
TLG Immobilien AG	10,336	317,849
Vonovia SE	63,033	3,168,654

		8,983,457

Ireland — 1.1%
Green REIT PLC	84,252	139,985
Hibernia REIT PLC	84,966	128,107
Irish Residential Properties REIT PLC	44,703	76,942

		345,034

Italy — 0.1%
Immobiliare Grande Distribuzione SIIQ SpA	5,867	41,618

Netherlands — 1.6%
Eurocommercial Properties NV	5,800	188,343
NSI NV	2,159	91,166
Vastned Retail NV	2,194	85,721

Security	Shares	Value

Netherlands (continued)
Wereldhave NV	4,892	$157,061

		522,291

Norway — 0.6%
Entra ASA(c)	13,235	191,686

Spain — 3.1%
Inmobiliaria Colonial Socimi SA	36,788	376,956
Lar Espana Real Estate Socimi SA	8,185	78,986
Merlin Properties Socimi SA	40,507	544,278

		1,000,220

Sweden — 9.3%
Castellum AB	32,795	621,301
Catena AB	2,437	65,590
Dios Fastigheter AB	10,308	73,944
Fabege AB	32,051	467,059
Fastighets AB Balder, Class B(b)	11,799	371,684
Hembla AB(b)	4,370	79,505
Hemfosa Fastigheter AB	19,340	171,441
Hufvudstaden AB, Class A	13,297	220,753
Klovern AB, Class B	62,316	75,835
Kungsleden AB	22,932	173,880
Nyfosa AB(b)	19,345	104,559
Pandox AB	9,056	157,552
Victoria Park AB, Class B	4,293	17,557
Wallenstam AB, Class B	19,863	199,898
Wihlborgs Fastigheter AB	16,113	209,728

		3,010,286

Switzerland — 5.5%
Allreal Holding AG, Registered	1,704	276,872
Hiag Immobilien Holding AG	327	38,234
Mobimo Holding AG, Registered	781	191,688
PSP Swiss Property AG, Registered	4,778	492,200
Swiss Prime Site AG, Registered	9,127	774,153

		1,773,147

United Kingdom — 26.6%
Assura PLC	285,222	224,367
Big Yellow Group PLC	18,509	233,372
British Land Co. PLC (The)	117,672	887,575
Capital & Counties Properties PLC	89,315	293,019
Capital & Regional PLC	66,756	25,466
Civitas Social Housing PLC	75,752	103,136
Custodian Reit PLC	43,406	65,549
Daejan Holdings PLC	599	45,859
Derwent London PLC	12,194	519,555
Empiric Student Property PLC	71,743	90,788
F&C Commercial Property Trust Ltd.	64,440	110,198
F&C UK Real Estate Investment Ltd.(a)	29,624	35,072
GCP Student Living PLC	49,247	97,562
Grainger PLC	72,730	218,516
Great Portland Estates PLC	34,208	329,257
Hammerson PLC	93,921	459,476
Hansteen Holdings PLC	49,057	59,466
Helical PLC	12,023	53,141
Intu Properties PLC	107,859	164,017
Land Securities Group PLC	86,615	985,789
LondonMetric Property PLC	78,557	193,965
LXI REIT PLC	41,898	68,342
MedicX Fund Ltd.	55,434	64,899
NewRiver REIT PLC	36,618	106,213

29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Phoenix Spree Deutschland Ltd.	10,440	$48,204
Picton Property Income Ltd. (The)	66,967	78,402
Primary Health Properties PLC(a)	87,314	132,316
RDI REIT PLC	154,320	63,032
Regional REIT Ltd.(c)	39,445	53,029
Safestore Holdings PLC	24,836	188,509
Schroder REIT Ltd.	64,260	49,028
Segro PLC	122,721	1,044,474
Shaftesbury PLC	27,922	323,959
Standard Life Investment Property Income Trust Ltd.	50,025	59,883
Target Healthcare REIT Ltd.	45,797	68,075
Triple Point Social Housing Reit PLC(c)	37,576	51,654
Tritax Big Box REIT PLC	179,250	329,405
UK Commercial Property REIT Ltd.	79,459	93,027
UNITE Group PLC (The)	31,611	378,610
Workspace Group PLC	16,145	201,760

		8,597,966

Total Common Stocks — 99.5% (Cost: $33,435,530)		32,219,203

Rights

United Kingdom — 0.0%
Tritax Big Box REIT PLC (Expires 02/08/19)(b)	23,380	2,983

Total Rights — 0.0% (Cost: $0)		2,983

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	192,588	$192,646
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	14,754	14,754

		207,400

Total Short-Term Investments — 0.7% (Cost: $207,362)		207,400

Total Investments in Securities — 100.2% (Cost: $33,642,892)		32,429,586

Other Assets, Less Liabilities — (0.2)%		(49,995)

Net Assets — 100.0%		$32,379,591

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	320,398	(127,810)	192,588	$192,646	$3,868	(a)	$213	$8
BlackRock Cash Funds: Treasury, SL Agency Shares	11,698	3,056	14,754	14,754	420		—	—

				$207,400	$4,288		$213	$8

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

30

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Europe Developed Real Estate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,219,203	$—	$—	$32,219,203
Rights	—	2,983	—	2,983
Money Market Funds	207,400	—	—	207,400

	$32,426,603	$2,983	$—	$32,429,586

31

Schedule of Investments (unaudited) January 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.7%
BWP Trust	599,363	$1,590,773
Charter Hall Retail REIT	411,685	1,365,819
Cromwell Property Group	2,138,963	1,653,202
Dexus	1,210,210	10,130,234
Goodman Group	2,101,949	17,870,536
GPT Group (The)	2,144,862	9,070,771
Mirvac Group	4,408,472	7,714,649
Scentre Group	6,078,748	17,596,306
Shopping Centres Australasia Property Group	1,132,088	2,055,400
Stockland	2,890,650	7,967,172
Vicinity Centres	3,815,120	7,260,484

		84,275,346

Belgium — 1.0%
Aedifica SA	22,140	2,131,440
Befimmo SA	25,093	1,508,751
Cofinimmo SA	28,094	3,723,310
Intervest Offices & Warehouses NV	27,969	680,372
Leasinvest Real Estate SCA(a)	4,076	440,574
Montea CVA	11,213	797,714
Retail Estates NV	10,368	921,999
Warehouses De Pauw CVA	20,837	3,050,840
Wereldhave Belgium NV(a)	3,460	316,820
Xior Student Housing NV(a)	11,698	535,572

		14,107,392

Canada — 3.0%
Allied Properties REIT	119,950	4,311,003
Artis REIT	162,313	1,261,871
Boardwalk REIT	45,093	1,377,889
Canadian Apartment Properties REIT	171,407	6,108,161
Choice Properties REIT	265,492	2,589,623
Cominar REIT(a)	213,823	1,898,406
Crombie REIT	110,691	1,154,699
Dream Global REIT	209,748	2,071,447
Dream Office REIT	57,801	1,034,723
Granite REIT	60,019	2,722,403
H&R Real Estate Investment Trust	341,287	5,766,511
InterRent REIT	109,068	1,114,515
Killam Apartment REIT	94,511	1,205,406
Northview Apartment Real Estate Investment Trust	53,281	1,082,416
NorthWest Healthcare Properties REIT	100,125	814,235
RioCan REIT	370,519	7,033,457
SmartCentres Real Estate Investment Trust	139,393	3,534,445

		45,081,210

China — 0.1%
Spring REIT(a)	1,234,000	564,576
Yuexiu REIT	1,434,000	994,171

		1,558,747

France — 3.8%
Carmila SA	38,470	772,492
Covivio	42,887	4,394,513
Covivio(b)	9,800	1,000,217
Gecina SA	61,818	9,093,615
ICADE	38,424	3,244,995
Klepierre SA	237,955	8,180,319
Mercialys SA	69,020	1,061,239
Unibail-Rodamco-Westfield	126,919	22,887,706

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield, New(b)	32,560	$5,871,648

		56,506,744

Germany — 0.3%
alstria office REIT AG	193,841	2,922,635
Hamborner REIT AG	100,866	1,061,324

		3,983,959

Greece — 0.0%
Grivalia Properties REIC AE	1,008	9,773

Hong Kong — 2.0%
Champion REIT	2,415,000	1,831,248
Link REIT	2,523,000	27,652,134

		29,483,382

Ireland — 0.2%
Green REIT PLC	845,853	1,405,391
Hibernia REIT PLC	836,269	1,260,884
Irish Residential Properties REIT PLC	465,813	801,745

		3,468,020

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	59,326	420,831

Japan — 8.0%
Activia Properties Inc.	580	2,512,818
Advance Residence Investment Corp.	1,371	4,056,437
AEON REIT Investment Corp.	1,825	2,136,405
Comforia Residential REIT Inc.	606	1,607,573
Daiwa House REIT Investment Corp.	2,270	5,343,876
Daiwa Office Investment Corp.	257	1,719,158
Frontier Real Estate Investment Corp.	410	1,676,468
Fukuoka REIT Corp.	1,135	1,772,949
GLP J-REIT	4,443	4,723,469
Hulic Reit Inc.	1,169	1,921,659
Industrial & Infrastructure Fund Investment Corp.	2,193	2,343,526
Invesco Office J-Reit Inc.	10,863	1,636,986
Invincible Investment Corp.	5,959	2,592,655
Japan Excellent Inc.	1,300	1,858,679
Japan Hotel REIT Investment Corp.	5,675	4,354,153
Japan Logistics Fund Inc.	1,135	2,398,695
Japan Prime Realty Investment Corp.	1,135	4,625,310
Japan Real Estate Investment Corp.	1,445	8,471,102
Japan Rental Housing Investments Inc.	2,193	1,724,899
Japan Retail Fund Investment Corp.	3,235	6,628,733
Kenedix Office Investment Corp.	435	2,985,804
Kenedix Residential Next Investment Corp.	1,305	2,159,611
Kenedix Retail REIT Corp.	441	1,049,923
MCUBS MidCity Investment Corp.	2,193	1,851,849
Mori Hills REIT Investment Corp.	1,502	1,994,294
Mori Trust Sogo REIT Inc.	1,189	1,843,097
Nippon Accommodations Fund Inc.	412	2,191,932
Nippon Building Fund Inc.	1,426	9,224,515
Nippon Prologis REIT Inc.	2,270	4,953,827
NIPPON REIT Investment Corp.	457	1,618,795
Nomura Real Estate Master Fund Inc.	4,762	6,821,610
Orix JREIT Inc.	3,405	5,953,979
Premier Investment Corp.	1,374	1,677,888
Sekisui House Reit Inc.	4,443	3,110,876
Tokyu REIT Inc.	1,068	1,647,682
United Urban Investment Corp.	3,274	5,225,524

		118,416,756

32

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico — 0.6%
Concentradora Fibra Danhos SA de CV	263,227	$378,069
Concentradora Fibra Hotelera Mexicana SA de CV(c)	833,789	432,488
Fibra Uno Administracion SA de CV	3,575,854	4,931,111
Macquarie Mexico Real Estate Management SA de CV(c)	972,450	1,072,706
PLA Administradora Industrial S. de RL de CV	950,709	1,362,992
Prologis Property Mexico SA de CV	422,929	739,027

		8,916,393

Netherlands — 0.3%
Eurocommercial Properties NV	55,942	1,816,595
NSI NV	20,635	871,336
Vastned Retail NV	20,645	806,614
Wereldhave NV	47,253	1,517,088

		5,011,633

New Zealand — 0.1%
Kiwi Property Group Ltd.	1,803,274	1,776,066

Singapore — 2.6%
Ascendas REIT	3,065,750	6,247,094
Ascott Residence Trust	1,525,732	1,350,256
CapitaLand Commercial Trust	2,967,964	4,149,609
CapitaLand Mall Trust	2,857,300	5,099,855
CapitaLand Retail China Trust	754,200	841,334
CDL Hospitality Trusts	1,021,500	1,268,661
First REIT	758,800	615,098
Fortune REIT	1,290,000	1,593,039
Keppel REIT	2,549,500	2,237,318
Lippo Malls Indonesia Retail Trust	2,510,400	448,069
Mapletree Commercial Trust	2,434,692	3,186,746
Mapletree Industrial Trust	1,690,500	2,514,409
Mapletree Logistics Trust	2,991,040	3,047,429
Mapletree North Asia Commercial Trust	2,786,400	2,652,432
Suntec REIT	2,328,200	3,341,707

		38,593,056

South Africa — 1.3%
Attacq Ltd.	656,637	787,272
Delta Property Fund Ltd.	710,385	228,587
Emira Property Fund Ltd.	546,833	651,090
Equites Property Fund Ltd.	402,802	622,264
Growthpoint Properties Ltd.	3,468,743	6,788,490
Hyprop Investments Ltd.	314,465	2,132,769
Octodec Investments Ltd.	139,210	208,763
Rebosis Property Fund Ltd.	538,096	113,134
Redefine Properties Ltd.	6,370,188	5,064,467
SA Corporate Real Estate Ltd.	3,163,842	894,077
Vukile Property Fund Ltd.	951,815	1,506,263

		18,997,176

Spain — 0.7%
Inmobiliaria Colonial Socimi SA	366,491	3,755,332
Lar Espana Real Estate Socimi SA	81,292	784,472
Merlin Properties Socimi SA	402,385	5,406,700

		9,946,504

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS	88,530	44,813
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,391,199	729,940
Is Gayrimenkul Yatirim Ortakligi AS	942,294	192,977

		967,730

United Kingdom — 5.2%
Assura PLC	2,753,831	2,166,271
Big Yellow Group PLC	175,944	2,218,406

Security	Shares	Value

United Kingdom (continued)
British Land Co. PLC (The)	1,161,033	$8,757,430
Capital & Regional PLC	803,621	306,566
Civitas Social Housing PLC	810,899	1,104,032
Custodian Reit PLC	503,838	760,864
Derwent London PLC	118,490	5,048,555
Empiric Student Property PLC	706,841	894,481
F&C UK Real Estate Investment Ltd.	332,398	393,528
GCP Student Living PLC	503,727	997,917
Great Portland Estates PLC	328,462	3,161,496
Hammerson PLC	918,093	4,491,457
Hansteen Holdings PLC	503,385	610,197
Intu Properties PLC	1,033,452	1,571,530
Land Securities Group PLC	841,535	9,577,742
LondonMetric Property PLC	748,221	1,847,432
LXI REIT PLC	421,425	687,411
MedicX Fund Ltd.	629,844	737,390
NewRiver REIT PLC	347,467	1,007,852
Picton Property Income Ltd. (The)	581,397	680,671
Primary Health Properties PLC	887,284	1,344,589
RDI REIT PLC	1,631,341	666,317
Regional REIT Ltd.(c)	426,589	573,502
Safestore Holdings PLC	240,867	1,828,216
Schroder REIT Ltd.	630,306	480,899
Segro PLC	1,177,761	10,023,880
Shaftesbury PLC	266,794	3,095,416
Standard Life Investment Property Income Trust Ltd.	640,531	766,754
Target Healthcare REIT Ltd.	501,402	745,313
Triple Point Social Housing Reit PLC(c)	402,998	553,979
Tritax Big Box REIT PLC	1,704,159	3,131,706
UK Commercial Property REIT Ltd.	830,541	972,356
UNITE Group PLC (The)	304,544	3,647,577
Workspace Group PLC	150,369	1,879,128

		76,730,860

United States — 64.6%
Acadia Realty Trust	93,693	2,691,800
Agree Realty Corp.	39,555	2,611,817
Alexander’s Inc.	2,516	837,979
Alexandria Real Estate Equities Inc.	126,474	16,657,891
American Assets Trust Inc.	46,177	1,982,840
American Campus Communities Inc.	162,424	7,474,752
American Homes 4 Rent, Class A	307,374	6,796,039
Americold Realty Trust	100,592	2,949,357
Apartment Investment & Management Co., Class A	184,722	9,147,433
Apple Hospitality REIT Inc.	253,341	4,157,326
Ashford Hospitality Trust Inc.	98,400	487,080
AvalonBay Communities Inc.	164,890	31,810,579
Boston Properties Inc.	183,532	24,202,365
Brandywine Realty Trust	205,950	3,099,548
Brixmor Property Group Inc.	355,903	6,096,618
Brookfield Property REIT Inc., Class A	149,626	2,723,193
Camden Property Trust	105,014	10,181,107
CareTrust REIT Inc.	91,736	2,016,357
CBL & Associates Properties Inc.	181,428	451,756
Chatham Lodging Trust	53,395	1,079,113
Chesapeake Lodging Trust	71,566	2,038,200
Colony Capital Inc.	566,187	3,436,755
Columbia Property Trust Inc.	136,805	3,019,286
Corporate Office Properties Trust	121,023	2,988,058
Cousins Properties Inc.	488,506	4,323,278
CubeSmart	219,296	6,787,211

33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CyrusOne Inc.	123,636	$6,701,071
DiamondRock Hospitality Co.	243,671	2,475,697
Digital Realty Trust Inc.	243,325	26,361,830
Douglas Emmett Inc.	191,610	7,248,606
Duke Realty Corp.	424,781	12,420,596
Easterly Government Properties Inc.	67,900	1,219,484
EastGroup Properties Inc.	40,995	4,241,343
Empire State Realty Trust Inc., Class A	161,570	2,497,872
EPR Properties	87,801	6,414,741
Equity Commonwealth	141,636	4,583,341
Equity LifeStyle Properties Inc.	102,442	10,846,559
Equity Residential	427,290	31,004,162
Essex Property Trust Inc.	78,693	21,341,542
Extra Space Storage Inc.	144,762	14,274,981
Federal Realty Investment Trust	87,203	11,560,502
First Industrial Realty Trust Inc.	146,959	4,808,498
Four Corners Property Trust Inc.	79,647	2,249,231
Franklin Street Properties Corp.	123,997	920,058
Gaming and Leisure Properties Inc.	239,024	8,963,400
Getty Realty Corp.	38,470	1,233,348
Global Net Lease Inc.	84,817	1,644,602
HCP Inc.	558,277	17,608,057
Healthcare Realty Trust Inc.	146,776	4,739,397
Healthcare Trust of America Inc., Class A	245,249	6,969,977
Hersha Hospitality Trust	41,661	771,978
Highwoods Properties Inc.	121,651	5,391,572
Hospitality Properties Trust	192,345	5,127,918
Host Hotels & Resorts Inc.	869,345	15,700,371
Hudson Pacific Properties Inc.	183,602	5,961,557
Independence Realty Trust Inc.	102,365	1,069,714
Investors Real Estate Trust(a)	14,535	855,675
Invitation Homes Inc.	350,325	7,878,809
JBG SMITH Properties	125,059	4,833,530
Kilroy Realty Corp.(a)	117,263	8,262,351
Kimco Realty Corp.	481,926	8,197,561
Kite Realty Group Trust	96,779	1,609,435
Lexington Realty Trust	253,778	2,438,807
Liberty Property Trust	175,757	8,285,185
Life Storage Inc.	54,406	5,346,478
LTC Properties Inc.	46,729	2,216,824
Macerich Co. (The)	160,249	7,397,094
Mack-Cali Realty Corp.	107,283	2,210,030
Medical Properties Trust Inc.	428,117	7,791,729
Mid-America Apartment Communities Inc.	135,070	13,679,890
Monmouth Real Estate Investment Corp.	97,471	1,339,252
National Health Investors Inc.	48,391	4,029,035
National Retail Properties Inc.	188,168	9,918,335
National Storage Affiliates Trust	65,455	1,904,741
Office Properties Income Trust, NVS(a)	52,300	1,675,169
Omega Healthcare Investors Inc.	235,290	9,456,305
Paramount Group Inc.	245,660	3,557,157
Park Hotels & Resorts Inc.	237,530	7,142,527
Pebblebrook Hotel Trust(a)	159,128	5,100,052
Pennsylvania REIT	75,519	556,575
Physicians Realty Trust	215,475	3,902,252
Piedmont Office Realty Trust Inc., Class A	147,907	2,863,480
Prologis Inc.	742,784	51,370,941
PS Business Parks Inc.	23,568	3,421,838
Public Storage	176,963	37,608,177
QTS Realty Trust Inc., Class A	59,363	2,499,776

Security	Shares	Value

United States (continued)
Realty Income Corp.	351,120	$24,118,433
Regency Centers Corp.	179,244	11,650,860
Retail Opportunity Investments Corp.	128,391	2,255,830
Retail Properties of America Inc., Class A	256,339	3,240,125
Retail Value Inc.	18,569	564,683
Rexford Industrial Realty Inc.	108,346	3,640,426
RLJ Lodging Trust	204,792	3,798,892
RPT Realty	91,149	1,193,140
Ryman Hospitality Properties Inc.	52,828	4,244,730
Sabra Health Care REIT Inc.	206,577	4,243,092
Saul Centers Inc.	13,961	739,375
Senior Housing Properties Trust	278,261	3,831,654
Seritage Growth Properties, Class A(a)	38,443	1,545,793
Simon Property Group Inc.	365,397	66,546,102
SITE Centers Corp.	181,233	2,368,715
SL Green Realty Corp.	97,233	8,987,246
Spirit MTA REIT	50,764	396,974
Spirit Realty Capital Inc.	102,357	4,065,620
STAG Industrial Inc.	116,066	3,199,940
STORE Capital Corp.	226,917	7,333,957
Summit Hotel Properties Inc.	119,325	1,332,860
Sun Communities Inc.	100,634	11,060,683
Sunstone Hotel Investors Inc.	269,132	3,848,588
Tanger Factory Outlet Centers Inc.	108,850	2,476,338
Taubman Centers Inc.	70,505	3,511,149
Terreno Realty Corp.	67,824	2,736,020
Tier REIT Inc.	60,078	1,411,833
UDR Inc.	317,382	13,885,463
Universal Health Realty Income Trust	14,670	1,022,792
Urban Edge Properties	127,362	2,600,732
Urstadt Biddle Properties Inc., Class A	34,446	737,833
Ventas Inc.	422,514	27,247,928
VEREIT Inc.	1,154,445	9,327,916
VICI Properties Inc.	473,036	10,184,465
Vornado Realty Trust	204,850	14,321,063
Washington Prime Group Inc.	216,527	1,229,873
Washington REIT	92,731	2,350,731
Weingarten Realty Investors	140,299	4,025,178
Welltower Inc.	442,449	34,285,373
WP Carey Inc.(a)	188,567	14,121,783
Xenia Hotels & Resorts Inc.	131,539	2,468,987

		955,901,928

Total Common Stocks — 99.6% (Cost: $1,427,884,319)		1,474,153,506

Rights

United Kingdom — 0.0%
Tritax Big Box REIT PLC (Expires 02/08/19)(b)	220,911	28,188

Total Rights — 0.0% (Cost: $0)		28,188

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	7,135,774	7,137,915

34

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	2,241,397	$2,241,397

		9,379,312

Total Short-Term Investments — 0.6% (Cost: $9,377,171)		9,379,312

Total Investments in Securities — 100.2% (Cost: $1,437,261,490)		1,483,561,006

Other Assets, Less Liabilities — (0.2)%		(2,827,518)

Net Assets — 100.0%		$1,480,733,488

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	22,434,150	(15,298,376)	7,135,774	$7,137,915	$117,827	(a)	$(213)	$1,228
BlackRock Cash Funds: Treasury, SL Agency Shares	3,806,172	(1,564,775)	2,241,397	2,241,397	42,768		—	—

				$9,379,312	$160,595		$(213)	$1,228

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,474,153,506	$—	$—	$1,474,153,506
Rights	—	28,188	—	28,188
Money Market Funds	9,379,312	—	—	9,379,312

	$1,483,532,818	$28,188	$—	$1,483,561,006

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

35

Schedule of Investments (unaudited) January 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.8%
BGP Holdings PLC(a)(b)	6,603,392	$76
BWP Trust	344,688	914,838
Charter Hall Retail REIT	239,768	795,462
Cromwell Property Group	1,222,920	945,194
Dexus	724,027	6,060,571
Goodman Group	1,250,440	10,631,101
GPT Group (The)	1,280,712	5,416,220
Mirvac Group	2,625,236	4,594,058
Scentre Group	3,623,081	10,487,824
Shopping Centres Australasia Property Group	589,272	1,069,873
Stockland	1,726,536	4,758,656
Vicinity Centres	2,281,159	4,341,231

		50,015,104

Austria — 0.4%
CA Immobilien Anlagen AG	49,020	1,758,312

Belgium — 1.6%
Aedifica SA	12,900	1,241,896
Befimmo SA	13,589	817,057
Cofinimmo SA	15,745	2,086,692
Intervest Offices & Warehouses NV	14,448	351,461
Leasinvest Real Estate SCA	1,851	200,074
Montea CVA	6,319	449,546
Retail Estates NV	5,472	486,610
Shurgard Self Storage SA(b)(c)	15,526	485,645
Warehouses De Pauw CVA	12,153	1,779,376
Wereldhave Belgium NV	1,723	157,769
Xior Student Housing NV	7,092	324,695

		8,380,821

Canada — 5.9%
Allied Properties REIT	70,602	2,537,436
Artis REIT	98,384	764,868
Boardwalk REIT	26,832	819,895
Canadian Apartment Properties REIT	101,017	3,599,783
Chartwell Retirement Residences	149,850	1,675,016
Choice Properties REIT	165,140	1,610,784
Cominar REIT(c)	128,484	1,140,732
Crombie REIT	63,468	662,081
Dream Global REIT	128,181	1,265,901
Dream Office REIT	35,099	628,324
First Capital Realty Inc.	109,927	1,717,583
Granite REIT	32,337	1,466,775
H&R Real Estate Investment Trust	203,262	3,434,389
InterRent REIT	70,143	716,759
Killam Apartment REIT	60,109	766,638
Northview Apartment Real Estate Investment Trust	33,821	687,082
NorthWest Healthcare Properties REIT(c)	62,952	511,937
RioCan REIT	217,408	4,126,994
SmartCentres Real Estate Investment Trust	83,248	2,110,834

		30,243,811

Finland — 0.2%
Citycon OYJ	275,716	564,404
Kojamo OYJ(b)	62,378	644,109

		1,208,513

France — 6.6%
Carmila SA	21,593	433,595
Covivio	31,195	3,196,466
Gecina SA	37,187	5,470,320

Security	Shares	Value

France (continued)
ICADE	22,876	$1,931,931
Klepierre SA	142,244	4,890,006
Mercialys SA	37,864	582,190
Unibail-Rodamco-Westfield	69,617	12,554,254
Unibail-Rodamco-Westfield, New(b)	26,187	4,722,385

		33,781,147

Germany — 10.3%
ADLER Real Estate AG	20,470	328,366
ADO Properties SA(d)	20,699	1,243,368
alstria office REIT AG	112,660	1,698,630
Aroundtown SA	470,248	4,165,603
Deutsche EuroShop AG	36,636	1,141,751
Deutsche Wohnen SE	252,511	12,629,925
DIC Asset AG	31,132	352,223
Grand City Properties SA	78,260	1,948,647
Hamborner REIT AG	55,557	584,577
LEG Immobilien AG	44,548	5,239,450
Sirius Real Estate Ltd.	647,020	534,505
TAG Immobilien AG	89,463	2,262,500
TLG Immobilien AG	60,088	1,847,805
Vonovia SE	368,889	18,543,964

		52,521,314

Hong Kong — 17.3%
Champion REIT	1,376,000	1,043,394
CK Asset Holdings Ltd.	1,915,500	16,050,585
Hang Lung Properties Ltd.	1,376,000	2,998,662
Henderson Land Development Co. Ltd.	860,138	4,872,511
Hongkong Land Holdings Ltd.	825,600	5,919,552
Hysan Development Co. Ltd.	434,000	2,251,112
Link REIT	1,497,000	16,407,152
New World Development Co. Ltd.	3,956,333	6,201,702
Sino Land Co. Ltd.	2,200,800	3,943,473
Sun Hung Kai Properties Ltd.	1,032,000	17,255,458
Swire Properties Ltd.	722,400	2,807,957
Wharf Holdings Ltd. (The)	867,900	2,615,856
Wharf Real Estate Investment Co. Ltd.	860,900	5,869,748

		88,237,162

Ireland — 0.4%
Green REIT PLC	502,157	834,337
Hibernia REIT PLC	508,604	766,847
Irish Residential Properties REIT PLC	267,804	460,938

		2,062,122

Israel — 0.3%
Azrieli Group Ltd.	25,892	1,378,246

Italy — 0.1%
Immobiliare Grande Distribuzione SIIQ SpA	35,883	254,537

Japan — 23.8%
Activia Properties Inc.	442	1,914,941
Advance Residence Investment Corp.	893	2,642,158
Aeon Mall Co. Ltd.	86,000	1,427,143
AEON REIT Investment Corp.	1,032	1,208,093
Comforia Residential REIT Inc.	380	1,008,049
Daiwa House REIT Investment Corp.	1,204	2,834,373
Daiwa Office Investment Corp.	190	1,270,973
Frontier Real Estate Investment Corp.	344	1,406,598
Fukuoka REIT Corp.	516	806,028
GLP J-REIT	2,408	2,560,007
Hulic Co. Ltd.	258,000	2,377,782

36

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Reit Inc.	688	$1,130,968
Industrial & Infrastructure Fund Investment Corp.	1,036	1,107,110
Invesco Office J-Reit Inc.	6,025	907,930
Invincible Investment Corp.	3,268	1,421,849
Japan Excellent Inc.	860	1,229,587
Japan Hotel REIT Investment Corp.	3,096	2,375,411
Japan Logistics Fund Inc.	688	1,454,011
Japan Prime Realty Investment Corp.	599	2,441,023
Japan Real Estate Investment Corp.	922	5,405,091
Japan Rental Housing Investments Inc.	1,032	811,717
Japan Retail Fund Investment Corp.	1,892	3,876,835
Kenedix Office Investment Corp.	259	1,777,754
Kenedix Residential Next Investment Corp.	688	1,138,554
Kenedix Retail REIT Corp.	344	818,987
MCUBS MidCity Investment Corp.	1,032	871,458
Mitsubishi Estate Co. Ltd.	842,800	14,903,690
Mitsui Fudosan Co. Ltd.	670,800	16,253,787
Mori Hills REIT Investment Corp.	1,032	1,370,247
Mori Trust Sogo REIT Inc.	705	1,092,837
Nippon Accommodations Fund Inc.	344	1,830,157
Nippon Building Fund Inc.	900	5,821,924
Nippon Prologis REIT Inc.	1,376	3,002,849
NIPPON REIT Investment Corp.	344	1,218,524
Nomura Real Estate Holdings Inc.	86,000	1,669,742
Nomura Real Estate Master Fund Inc.	2,924	4,188,658
Orix JREIT Inc.	1,892	3,308,349
Premier Investment Corp.	860	1,050,207
Sekisui House Reit Inc.	2,408	1,686,020
Sumitomo Realty & Development Co. Ltd.	309,600	11,814,470
Tokyo Tatemono Co. Ltd.	137,600	1,671,480
Tokyu REIT Inc.	516	796,071
United Urban Investment Corp.	2,064	3,294,283

		121,197,725

Netherlands — 0.6%
Eurocommercial Properties NV	34,056	1,105,895
NSI NV	12,519	528,629
Vastned Retail NV	13,072	510,732
Wereldhave NV	28,724	922,202

		3,067,458

New Zealand — 0.2%
Kiwi Property Group Ltd.	1,020,797	1,005,395

Norway — 0.2%
Entra ASA(d)	77,400	1,121,007

Singapore — 5.3%
Ascendas REIT	1,737,295	3,540,095
CapitaLand Commercial Trust	1,688,867	2,361,261
CapitaLand Ltd.	1,771,600	4,387,334
CapitaLand Mall Trust	1,668,400	2,977,846
CDL Hospitality Trusts	547,900	680,469
City Developments Ltd.	326,800	2,233,512
Fortune REIT	1,032,000	1,274,431
Keppel REIT	1,393,200	1,222,605
Mapletree Commercial Trust	1,341,655	1,756,080
Mapletree Industrial Trust	928,800	1,381,475
Mapletree Logistics Trust	1,651,261	1,682,391
Suntec REIT	1,376,000	1,974,997
UOL Group Ltd.	344,000	1,698,702

		27,171,198

Security	Shares	Value

Spain — 1.2%
Inmobiliaria Colonial Socimi SA	214,684	$2,199,808
Lar Espana Real Estate Socimi SA	47,915	462,382
Merlin Properties Socimi SA	236,065	3,171,919

		5,834,109

Sweden — 3.4%
Castellum AB	191,316	3,624,478
Catena AB	11,543	310,671
Dios Fastigheter AB	58,968	423,004
Fabege AB	187,652	2,734,537
Fastighets AB Balder, Class B(b)	68,972	2,172,707
Hembla AB(b)	25,927	471,700
Hemfosa Fastigheter AB	112,503	997,291
Hufvudstaden AB, Class A	77,400	1,284,974
Klovern AB, Class B	376,702	458,425
Kungsleden AB	133,764	1,014,254
Nyfosa AB(b)	114,395	618,300
Pandox AB	53,320	927,638
Victoria Park AB, Class B	25,408	103,910
Wallenstam AB, Class B	116,668	1,174,127
Wihlborgs Fastigheter AB	95,116	1,238,040

		17,554,056

Switzerland — 2.0%
Allreal Holding AG, Registered	9,976	1,620,937
Hiag Immobilien Holding AG	1,791	209,410
Mobimo Holding AG, Registered	4,300	1,055,387
PSP Swiss Property AG, Registered	27,864	2,870,377
Swiss Prime Site AG, Registered	53,189	4,511,495

		10,267,606

United Kingdom — 9.8%
Assura PLC	1,672,256	1,315,462
Big Yellow Group PLC	105,608	1,331,568
British Land Co. PLC (The)	693,677	5,232,261
Capital & Counties Properties PLC	526,148	1,726,151
Capital & Regional PLC	393,536	150,126
Civitas Social Housing PLC	438,531	597,056
Custodian Reit PLC	257,140	388,317
Daejan Holdings PLC	3,096	237,027
Derwent London PLC	71,208	3,033,990
Empiric Student Property PLC	420,196	531,742
F&C Commercial Property Trust Ltd.	373,240	638,272
F&C UK Real Estate Investment Ltd.	165,464	195,894
GCP Student Living PLC	276,063	546,900
Grainger PLC	432,379	1,299,078
Great Portland Estates PLC	199,411	1,919,361
Hammerson PLC	551,604	2,698,535
Hansteen Holdings PLC	290,952	352,688
Helical PLC	71,380	315,493
Intu Properties PLC	627,972	954,932
Land Securities Group PLC	508,027	5,781,995
LondonMetric Property PLC	456,147	1,126,273
LXI REIT PLC	180,772	294,868
MedicX Fund Ltd.	313,384	366,895
NewRiver REIT PLC	217,456	630,746
Phoenix Spree Deutschland Ltd.(c)	61,232	282,722
Picton Property Income Ltd. (The)	390,297	456,940
Primary Health Properties PLC(c)	512,494	776,633
RDI REIT PLC	930,123	379,906
Regional REIT Ltd.(d)	222,912	299,681
Safestore Holdings PLC	146,663	1,113,194

37

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Schroder REIT Ltd.	378,402	$288,706
Segro PLC	716,724	6,100,011
Shaftesbury PLC	162,904	1,890,056
Standard Life Investment Property Income Trust Ltd.	283,628	339,520
Target Healthcare REIT Ltd.	241,660	359,218
Triple Point Social Housing Reit PLC(d)	194,172	266,918
Tritax Big Box REIT PLC	1,049,852	1,929,296
UK Commercial Property REIT Ltd.	451,156	528,191
UNITE Group PLC (The)	184,317	2,207,597
Workspace Group PLC	95,317	1,191,155

		50,075,374

Total Common Stocks — 99.4% (Cost: $503,857,992)		507,135,017

Rights

United Kingdom — 0.0%
Tritax Big Box REIT PLC (Expires 02/08/19)(b)	140,120	17,879

Total Rights — 0.0% (Cost: $0)		17,879

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	1,068,695	1,069,016

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	299,677	$299,677

		1,368,693

Total Short-Term Investments — 0.3% (Cost: $1,368,421)		1,368,693

Total Investments in Securities — 99.7% (Cost: $505,226,413)		508,521,589

Other Assets, Less Liabilities — 0.3%		1,634,245

Net Assets — 100.0%		$510,155,834

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,142,978	(3,074,283)	1,068,695	$1,069,016	$24,260	(a)	$592	$38
BlackRock Cash Funds: Treasury, SL Agency Shares	384,002	(84,325)	299,677	299,677	9,539		—	—

				$1,368,693	$33,799		$592	$38

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	39	03/15/19	$1,286	$97,060
Euro STOXX 50 Index	19	03/15/19	687	27,824
Hang Seng Index	3	02/27/19	536	11,302
TOPIX Index	3	03/07/19	432	9,812

				$145,998

38

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Developed Real Estate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$507,134,941	$—	$76	$507,135,017
Rights	—	17,879	—	17,879
Money Market Funds	1,368,693	—	—	1,368,693

	$508,503,634	$17,879	$76	$508,521,589

Derivative financial instruments(a)
Assets
Futures Contracts	$145,998	$—	$—	$145,998

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

39

Schedule of Investments (unaudited) January 31, 2019	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 16.2%
Amcor Ltd./Australia	1,773,055	$17,647,034
APA Group	2,524,225	16,896,144
AusNet Services	2,629,172	3,163,150
Australia & New Zealand Banking Group Ltd.	2,522,848	46,043,549
Bendigo & Adelaide Bank Ltd.	2,917,041	22,928,632
Coles Group Ltd.(a)	2,429,778	22,163,623
Commonwealth Bank of Australia	2,550,514	130,012,128
Fortescue Metals Group Ltd.	3,335,805	13,742,507
Harvey Norman Holdings Ltd.	2,952,789	7,255,698
Macquarie Group Ltd.	2,107,211	178,968,353
National Australia Bank Ltd.	2,987,358	51,972,614
Suncorp Group Ltd.	2,302,158	21,788,467
Sydney Airport	2,452,216	11,729,498
Tabcorp Holdings Ltd.	2,182,514	7,399,917
Telstra Corp. Ltd.	3,099,108	7,027,712
Wesfarmers Ltd.	2,431,791	57,112,849
Westpac Banking Corp.	2,801,830	50,154,526

		666,006,401

Austria — 0.8%
Oesterreichische Post AG	838,735	31,624,665

Belgium — 0.9%
Proximus SADP	1,385,414	37,214,706

Canada — 6.5%
Bank of Nova Scotia (The)	867,744	49,423,019
Canadian Imperial Bank of Commerce	954,885	81,004,902
Element Fleet Management Corp.	1,300,179	7,009,265
Emera Inc.	1,153,523	40,403,608
IGM Financial Inc.	1,185,882	30,502,622
National Bank of Canada	814,258	38,316,565
Russel Metals Inc.	1,109,766	19,629,836

		266,289,817

Denmark — 0.9%
Tryg A/S	1,449,019	37,033,282

Finland — 4.7%
Elisa OYJ	1,045,042	43,828,311
Fortum OYJ	1,369,603	31,148,128
Metso OYJ	932,064	27,379,109
Nokian Renkaat OYJ	958,731	31,924,770
Nordea Bank Abp	3,721,474	33,799,610
UPM-Kymmene OYJ	910,323	26,385,326

		194,465,254

France — 8.9%
Bouygues SA, NVS	1,009,777	35,826,020
Casino Guichard Perrachon SA, NVS(b)	1,697,613	83,780,267
CNP Assurances, NVS	999,835	22,761,643
Engie SA	1,559,475	25,025,023
Lagardere SCA, NVS	1,292,445	33,857,243
Natixis SA	1,235,718	6,340,957
Orange SA, NVS	1,098,302	17,101,540
SES SA	3,139,068	64,186,254
TOTAL SA, NVS	1,385,643	76,286,063

		365,165,010

Germany — 2.1%
Aareal Bank AG	1,198,798	38,790,799
Freenet AG	1,194,327	25,462,589

Security	Shares	Value

Germany (continued)
ProSiebenSat.1 Media SE	1,300,394	$23,322,094

		87,575,482

Hong Kong — 2.3%
New World Development Co. Ltd.	5,974,000	9,364,472
PCCW Ltd.	11,056,000	6,580,030
VTech Holdings Ltd.	8,146,800	77,712,666

		93,657,168

Italy — 5.7%
Azimut Holding SpA(b)	4,346,090	55,205,194
Banca Mediolanum SpA	4,157,055	25,400,308
Enel SpA	2,820,218	17,041,081
Eni SpA	4,548,652	77,277,678
Italgas SpA	3,304,348	20,011,921
Snam SpA	4,092,019	19,579,757
Terna Rete Elettrica Nazionale SpA	3,416,310	21,058,473

		235,574,412

Netherlands — 0.7%
Aegon NV	5,430,349	27,927,573

New Zealand — 2.6%
SKYCITY Entertainment Group Ltd.	15,635,389	41,643,675
Spark New Zealand Ltd.	22,445,248	63,128,345

		104,772,020

Norway — 4.5%
Equinor ASA	1,292,248	29,577,422
Mowi ASA(a)	2,394,827	52,766,652
Salmar ASA	1,958,981	102,559,580

		184,903,654

Portugal — 1.4%
EDP - Energias de Portugal SA	15,743,791	57,628,008

Singapore — 0.9%
StarHub Ltd.	27,709,400	36,680,721

Spain — 6.7%
Enagas SA	2,176,996	63,523,965
Ferrovial SA	2,104,670	47,261,602
Mapfre SA	3,564,974	9,932,045
Naturgy Energy Group SA	2,464,570	68,861,064
Red Electrica Corp. SA	2,807,434	64,749,917
Telefonica SA	2,479,000	21,319,733

		275,648,326

Sweden — 5.8%
Hennes & Mauritz AB, Class B	3,678,720	57,169,641
JM AB	3,126,333	63,064,000
Skandinaviska Enskilda Banken AB, Class A	3,051,534	31,974,956
Swedbank AB, Class A	3,200,105	72,545,971
Telia Co. AB	2,892,995	12,592,350

		237,346,918

Switzerland — 3.5%
Swiss Prime Site AG, Registered	141,755	12,023,670
Swiss Re AG	153,205	14,698,167
Swisscom AG, Registered	131,564	63,123,137
Zurich Insurance Group AG	174,929	54,959,550

		144,804,524

United Kingdom — 24.4%
Ashmore Group PLC	2,750,067	14,622,243
AstraZeneca PLC	3,140,951	228,569,223
Bovis Homes Group PLC	2,762,174	36,843,715

40

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
BP PLC	4,702,083	$32,170,037
BT Group PLC	4,344,780	13,282,454
Centamin PLC	4,144,816	6,417,356
Crest Nicholson Holdings PLC	4,652,660	23,098,173
Dairy Crest Group PLC	2,973,556	18,908,505
Galliford Try PLC(c)	8,402,430	78,365,617
GlaxoSmithKline PLC	4,133,763	80,326,583
Greene King PLC	4,660,910	36,787,171
HSBC Holdings PLC	3,630,181	30,509,535
IG Group Holdings PLC	2,810,420	23,475,744
Legal & General Group PLC	3,499,820	11,942,358
Marks & Spencer Group PLC	4,396,385	16,701,956
National Grid PLC	3,842,160	41,707,013
Phoenix Group Holdings PLC	4,615,603	38,542,492
Royal Dutch Shell PLC, Class A	4,139,720	128,624,968
SSE PLC	5,059,003	77,861,940
Standard Life Aberdeen PLC	3,414,969	11,304,676
United Utilities Group PLC	3,864,291	42,231,911
Vodafone Group PLC	4,273,869	7,791,053

		1,000,084,723

Total Common Stocks — 99.5% (Cost: $4,207,682,096)		4,084,402,664

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	74,051,130	$74,073,345
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,917,150	1,917,150

		75,990,495

Total Short-Term Investments — 1.8% (Cost: $75,976,330)		75,990,495

Total Investments in Securities — 101.3% (Cost: $4,283,658,426)		4,160,393,159

Other Assets, Less Liabilities — (1.3)%		(53,981,329)

Net Assets — 100.0%		$4,106,411,830

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	74,051,130	(a)	—		74,051,130	$74,073,345	$606,891	(b)	$(269)	$14,165
BlackRock Cash Funds: Treasury, SL Agency Shares	3,551,785	—		(1,634,635	)(a)	1,917,150	1,917,150	50,485		—	—
Galliford Try PLC	9,121,367	297,455		(1,016,392)		8,402,430	—	5,547,593		2,847,193	(31,163,491)

							$154,356,112	$6,204,969		$2,846,924	$(31,149,326)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	51	03/21/19	$5,396	$232,849
Euro STOXX 50 Index	237	03/15/19	8,572	269,528
FTSE 100 Index	83	03/15/19	7,536	141,040

				$643,417

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

41

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Select Dividend ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,084,402,664	$—	$—	$4,084,402,664
Money Market Funds	75,990,495	—	—	75,990,495

	$4,160,393,159	$—	$—	$4,160,393,159

Derivative financial instruments(a)
Assets
Futures Contracts	$643,417	$—	$—	$643,417

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

42

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.9%
General Dynamics Corp.	35,669	$6,105,463
Lockheed Martin Corp.	31,706	9,184,911
Northrop Grumman Corp.	22,245	6,129,610
Raytheon Co.	36,462	6,007,479
United Technologies Corp.	103,985	12,277,509

		39,704,972

Air Freight & Logistics — 1.8%
FedEx Corp.	31,008	5,506,090
United Parcel Service Inc., Class B	89,077	9,388,716

		14,894,806

Airlines — 0.9%
Delta Air Lines Inc.	79,876	3,948,271
Southwest Airlines Co.	64,678	3,671,123

		7,619,394

Banks — 5.8%
Bank of America Corp.	1,169,441	33,293,985
M&T Bank Corp.	17,929	2,950,038
PNC Financial Services Group Inc. (The)	59,119	7,252,128
SunTrust Banks Inc.	57,411	3,411,361

		46,907,512

Beverages — 3.0%
Coca-Cola Co. (The)	490,749	23,619,750
Keurig Dr Pepper Inc.	23,315	634,634

		24,254,384

Biotechnology — 4.0%
AbbVie Inc.	192,731	15,474,372
Biogen Inc.(a)	25,813	8,615,863
Celgene Corp.(a)	89,594	7,925,485

		32,015,720

Capital Markets — 1.2%
BlackRock Inc.(b)	15,546	6,452,834
T Rowe Price Group Inc.	30,750	2,873,895

		9,326,729

Chemicals — 2.4%
Air Products & Chemicals Inc.	28,130	4,624,291
Linde PLC	70,605	11,509,321
PPG Industries Inc.	30,735	3,240,698

		19,374,310

Commercial Services & Supplies — 0.6%
Waste Management Inc.	50,257	4,808,087

Consumer Finance — 1.1%
American Express Co.	89,751	9,217,428

Electric Utilities — 1.4%
NextEra Energy Inc.	61,236	10,960,019

Electrical Equipment — 0.7%
Emerson Electric Co.	80,227	5,252,462

Electronic Equipment, Instruments & Components — 0.9%
Corning Inc.	102,278	3,401,766
TE Connectivity Ltd.	43,838	3,548,686

		6,950,452

Energy Equipment & Services — 1.4%
Halliburton Co.	113,106	3,547,004

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger Ltd.	177,291	$7,838,035

		11,385,039

Entertainment — 3.9%
Twenty-First Century Fox Inc., Class A, NVS	136,703	6,740,825
Twenty-First Century Fox Inc., Class B	62,901	3,085,923
Walt Disney Co. (The)	190,741	21,271,436

		31,098,184

Equity Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities Inc.	17,710	3,416,613
Equity Residential	47,568	3,451,534
Prologis Inc.	80,659	5,578,377
Simon Property Group Inc.	39,628	7,217,051

		19,663,575

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	56,145	12,050,402
Sysco Corp.	61,271	3,912,153

		15,962,555

Health Care Equipment & Supplies — 1.4%
Danaher Corp.	79,026	8,765,564
Zimmer Biomet Holdings Inc.	26,064	2,855,572

		11,621,136

Health Care Providers & Services — 3.6%
Anthem Inc.	33,137	10,040,511
Centene Corp.(a)	26,514	3,461,933
CVS Health Corp.	165,716	10,862,684
HCA Healthcare Inc.	34,370	4,792,209

		29,157,337

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	51,156	2,945,563
Las Vegas Sands Corp.	47,040	2,745,254
McDonald’s Corp.	98,773	17,658,637

		23,349,454

Industrial Conglomerates — 3.5%
3M Co.	74,606	14,943,582
Honeywell International Inc.	94,850	13,623,305

		28,566,887

Insurance — 2.9%
Allstate Corp. (The)	44,034	3,869,268
Aon PLC	30,859	4,821,101
Marsh & McLennan Companies Inc.	64,538	5,691,606
Progressive Corp. (The)	74,710	5,027,236
Travelers Companies Inc. (The)	34,196	4,292,966

		23,702,177

IT Services — 1.9%
Accenture PLC, Class A	81,641	12,535,976
Paychex Inc.	41,263	2,921,420

		15,457,396

Machinery — 1.9%
Caterpillar Inc.	75,557	10,061,170
Illinois Tool Works Inc.	39,111	5,370,332

		15,431,502

Media — 2.9%
Comcast Corp., Class A	581,702	21,272,842
Discovery Inc., Class A(a)	20,236	574,298
Discovery Inc., Class C, NVS(a)	46,510	1,239,491

		23,086,631

43

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.0%
Southern Copper Corp.	10,737	$360,978

Multi-Utilities — 0.5%
Sempra Energy	35,062	4,101,553

Multiline Retail — 0.5%
Dollar General Corp.	33,681	3,887,798

Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	64,450	3,050,419
Chevron Corp.	244,819	28,068,498
Kinder Morgan Inc./DE	243,190	4,401,739
Marathon Petroleum Corp.	88,517	5,865,136
Occidental Petroleum Corp.	96,664	6,455,222
ONEOK Inc.	52,567	3,375,327
Williams Companies Inc. (The)	154,751	4,167,445

		55,383,786

Pharmaceuticals — 9.5%
Allergan PLC	40,624	5,849,043
Bristol-Myers Squibb Co.	209,128	10,324,649
Eli Lilly & Co.	120,795	14,478,489
Johnson & Johnson	343,632	45,730,547

		76,382,728

Road & Rail — 2.6%
Norfolk Southern Corp.	34,896	5,853,455
Union Pacific Corp.	94,400	15,016,208

		20,869,663

Semiconductors & Semiconductor Equipment — 4.3%
Analog Devices Inc.	47,430	4,688,930
Applied Materials Inc.	126,916	4,959,877
Broadcom Inc.	52,972	14,209,739
Lam Research Corp.	19,823	3,361,584
QUALCOMM Inc.	155,192	7,685,108

		34,905,238

Security	Shares	Value

Specialty Retail — 2.2%
Lowe’s Companies Inc.	102,878	$9,892,748
TJX Companies Inc. (The)	158,560	7,885,189

		17,777,937

Technology Hardware, Storage & Peripherals — 11.9%
Apple Inc.	577,613	96,137,908

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	41,589	3,500,546

Tobacco — 1.5%
Altria Group Inc.	240,757	11,881,358

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	73,706	459,926

Total Common Stocks — 99.8% (Cost: $712,778,177)		805,417,567

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	876,787	876,787

Total Short-Term Investments — 0.1% (Cost: $876,787)		876,787

Total Investments in Securities — 99.9% (Cost: $713,654,964)		806,294,354

Other Assets, Less Liabilities — 0.1%		691,133

Net Assets — 100.0%		$806,985,487

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—		—	—	$—	$4,491	(a)	$(202)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	506,865	369,922	(b)	—	876,787	876,787	20,118		—	—
BlackRock Inc.	—	16,714		(1,168)	15,546	6,452,834	—		26,385	713,863
PNC Financial Services Group Inc. (The) (c)	72,715	5,468		(19,064)	59,119	N/A	190,034		(314,942)	(1,346,282)

						$7,329,621	$214,643		$(288,759)	$(632,419)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(b)	Net of purchases and sales.
(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

44

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Large-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$805,417,567	$—	$—	$805,417,567
Money Market Funds	876,787	—	—	876,787

	$806,294,354	$—	$—	$806,294,354

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

45

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Boeing Co. (The)	64,086	$24,712,843

Automobiles — 0.8%
Tesla Inc.(a)(b)	27,279	8,375,199

Beverages — 1.5%
Constellation Brands Inc., Class A	45,567	7,913,165
Monster Beverage Corp.(a)	141,497	8,099,288

		16,012,453

Biotechnology — 2.7%
Alexion Pharmaceuticals Inc.(a)	70,894	8,717,126
Regeneron Pharmaceuticals Inc.(a)	21,547	9,249,481
Vertex Pharmaceuticals Inc.(a)	55,478	10,591,305

		28,557,912

Capital Markets — 5.5%
Charles Schwab Corp. (The)	241,970	11,316,937
CME Group Inc.	61,385	11,189,258
Intercontinental Exchange Inc.	122,887	9,432,806
Moody’s Corp.	53,217	8,435,426
S&P Global Inc.	55,749	10,684,296
TD Ameritrade Holding Corp.	139,600	7,810,620

		58,869,343

Chemicals — 1.7%
Ecolab Inc.	58,688	9,282,681
Sherwin-Williams Co. (The)	21,783	9,181,970

		18,464,651

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	93,907	8,256,303

Entertainment — 3.5%
Activision Blizzard Inc.	184,632	8,722,016
Electronic Arts Inc.(a)	96,566	8,907,248
Netflix Inc.(a)	59,407	20,168,676

		37,797,940

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Tower Corp.	72,441	12,520,703
Crown Castle International Corp.	85,482	10,006,523
Equinix Inc.	21,573	8,499,762
Public Storage	40,766	8,663,590

		39,690,578

Food Products — 0.6%
McCormick & Co. Inc./MD, NVS	47,805	5,910,610

Health Care Equipment & Supplies — 7.5%
Abbott Laboratories	233,870	17,067,833
Baxter International Inc.	128,935	9,346,498
Becton Dickinson and Co.	47,847	11,935,913
Boston Scientific Corp.(a)	278,484	10,624,165
Edwards Lifesciences Corp.(a)	53,429	9,105,370
Intuitive Surgical Inc.(a)	21,457	11,235,743
Stryker Corp.	61,014	10,834,256

		80,149,778

Health Care Providers & Services — 5.0%
Cigna Corp.	76,221	15,229,718
Humana Inc.	30,777	9,509,785
UnitedHealth Group Inc.	105,849	28,600,400

		53,339,903

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Marriott International Inc./MD, Class A	77,022	$8,821,330
Starbucks Corp.	195,047	13,290,502
Yum! Brands Inc.	88,656	8,331,891

		30,443,723

Industrial Conglomerates — 0.8%
Roper Technologies Inc.	29,587	8,380,814

Interactive Media & Services — 10.7%
Alphabet Inc., Class A(a)	28,958	32,603,523
Alphabet Inc., Class C, NVS(a)	29,800	33,267,826
Facebook Inc., Class A(a)	250,415	41,741,676
Twitter Inc.(a)	220,026	7,384,073

		114,997,098

Internet & Direct Marketing Retail — 7.6%
Amazon.com Inc.(a)	39,679	68,197,488
Booking Holdings Inc.(a)	7,182	13,163,241

		81,360,729

IT Services — 10.3%
Automatic Data Processing Inc.	80,135	11,206,078
Cognizant Technology Solutions Corp., Class A	133,733	9,318,516
Fidelity National Information Services Inc.	82,455	8,619,021
Fiserv Inc.(a)	108,606	9,006,696
Mastercard Inc., Class A	108,698	22,949,409
PayPal Holdings Inc.(a)	169,007	15,001,061
Visa Inc., Class A	196,204	26,489,502
Worldpay Inc., Class A(a)(b)	96,533	8,058,575

		110,648,858

Life Sciences Tools & Services — 2.1%
Illumina Inc.(a)	30,121	8,427,555
Thermo Fisher Scientific Inc.	59,387	14,589,604

		23,017,159

Machinery — 0.7%
Fortive Corp.	107,323	8,048,152

Media — 1.8%
Charter Communications Inc., Class A(a)	33,643	11,137,515
Sirius XM Holdings Inc.(b)	1,341,906	7,823,312

		18,960,827

Oil, Gas & Consumable Fuels — 2.5%
Concho Resources Inc.(a)	66,392	7,956,418
EOG Resources Inc.	107,091	10,623,427
Pioneer Natural Resources Co.	55,904	7,956,257

		26,536,102

Personal Products — 0.8%
Estee Lauder Companies Inc. (The), Class A	60,849	8,301,021

Pharmaceuticals — 0.8%
Zoetis Inc.	105,705	9,107,543

Road & Rail — 1.0%
CSX Corp.	155,817	10,237,177

Semiconductors & Semiconductor Equipment — 2.6%
NVIDIA Corp.	91,995	13,224,281
Texas Instruments Inc.	144,058	14,503,760

		27,728,041

Software — 13.8%
Adobe Inc.(a)	67,355	16,691,916
Autodesk Inc.(a)	61,932	9,116,390
Intuit Inc.	50,761	10,955,239

46

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Microsoft Corp.	733,604	$76,610,266
Red Hat Inc.(a)	47,338	8,418,590
salesforce.com Inc.(a)	108,269	16,453,640
ServiceNow Inc.(a)	46,605	10,254,032

		148,500,073

Specialty Retail — 3.9%
Home Depot Inc. (The)	131,983	24,222,840
O’Reilly Automotive Inc.(a)(b)	23,161	7,982,670
Ross Stores Inc.	103,676	9,550,633

		41,756,143

Textiles, Apparel & Luxury Goods — 1.4%
NIKE Inc., Class B	189,396	15,507,744

Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	113,068	7,871,794

Total Common Stocks — 99.9% (Cost: $750,049,010)		1,071,540,511

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	7,517,780	7,520,035

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	660,108	$660,108

		8,180,143

Total Short-Term Investments — 0.8% (Cost: $8,178,806)		8,180,143

Total Investments in Securities — 100.7% (Cost: $758,227,816)		1,079,720,654

Other Assets, Less Liabilities — (0.7)%		(7,538,236)

Net Assets — 100.0%		$1,072,182,418

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased	Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	18,324,574	—	(10,806,794	)(a)	7,517,780	$7,520,035	$212,250	(b)	$1,720	$(88)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161,372	—	(501,264	)(a)	660,108	660,108	16,133		—	—
BlackRock Inc.	17,935	5,545	(23,480)		—	—	185,932		(244,809)	(3,062,339)

						$8,180,143	$414,315		$(243,089)	$(3,062,427)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,071,540,511	$—	$—	$1,071,540,511
Money Market Funds	8,180,143	—	—	8,180,143

	$1,079,720,654	$—	$—	$1,079,720,654

47

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Large-Cap Growth ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

48

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 1.6%
Ford Motor Co.	336,966	$2,965,301
General Motors Co.	107,103	4,179,159

		7,144,460

Banks — 13.1%
BB&T Corp.	65,766	3,209,381
Citigroup Inc.	179,839	11,592,422
JPMorgan Chase & Co.	236,640	24,492,240
U.S. Bancorp	117,004	5,985,925
Wells Fargo & Co.	306,376	14,984,850

		60,264,818

Beverages — 2.8%
Molson Coors Brewing Co., Class B	21,994	1,465,020
PepsiCo Inc.	102,983	11,603,095

		13,068,115

Biotechnology — 3.4%
Amgen Inc.	47,184	8,828,598
Gilead Sciences Inc.	98,399	6,888,914

		15,717,512

Building Products — 0.6%
Johnson Controls International PLC	81,600	2,755,632

Capital Markets — 3.5%
Bank of New York Mellon Corp. (The)	74,673	3,906,891
Goldman Sachs Group Inc. (The)	27,267	5,399,139
Morgan Stanley	104,916	4,437,947
State Street Corp.	35,160	2,492,844

		16,236,821

Chemicals — 2.5%
DowDuPont Inc.	169,992	9,147,269
LyondellBasell Industries NV, Class A	28,636	2,490,473

		11,637,742

Communications Equipment — 3.3%
Cisco Systems Inc.	324,592	15,349,956

Consumer Finance — 1.2%
Capital One Financial Corp.	39,999	3,223,519
Discover Financial Services	32,383	2,185,529

		5,409,048

Diversified Financial Services — 6.1%
Berkshire Hathaway Inc., Class B(a)	137,972	28,358,765

Diversified Telecommunication Services — 7.0%
AT&T Inc.	524,197	15,757,362
Verizon Communications Inc.	296,901	16,347,369

		32,104,731

Electric Utilities — 4.0%
American Electric Power Co. Inc.	41,237	3,262,671
Duke Energy Corp.	55,684	4,887,942
Exelon Corp.	79,049	3,775,380
Southern Co. (The)	83,282	4,047,505
Xcel Energy Inc.	46,216	2,419,870

		18,393,368

Electrical Equipment — 0.6%
Eaton Corp. PLC	38,020	2,899,025

Food & Staples Retailing — 3.6%
Kroger Co. (The)	74,367	2,106,817

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	62,948	$4,548,623
Walmart Inc.	104,995	10,061,671

		16,717,111

Food Products — 2.8%
Archer-Daniels-Midland Co.	51,480	2,311,452
General Mills Inc.	56,365	2,504,861
Kraft Heinz Co. (The)	54,930	2,639,936
Mondelez International Inc., Class A	113,833	5,265,914

		12,722,163

Health Care Equipment & Supplies — 1.9%
Medtronic PLC	99,278	8,775,182

Health Care Providers & Services — 0.5%
Cigna Corp.	1	200
McKesson Corp.	18,364	2,355,183

		2,355,383

Household Products — 5.4%
Colgate-Palmolive Co.	68,828	4,451,795
Kimberly-Clark Corp.	28,815	3,209,415
Procter & Gamble Co. (The)	178,897	17,258,193

		24,919,403

Industrial Conglomerates — 1.5%
General Electric Co.	682,984	6,939,117

Insurance — 4.0%
Aflac Inc.	65,404	3,119,771
American International Group Inc.	76,352	3,300,697
Chubb Ltd.	36,374	4,839,561
MetLife Inc.	82,917	3,786,819
Prudential Financial Inc.	35,471	3,268,298

		18,315,146

Internet & Direct Marketing Retail — 0.6%
eBay Inc.(a)	82,186	2,765,559

IT Services — 2.0%
International Business Machines Corp.	67,803	9,114,079

Machinery — 1.4%
Cummins Inc.	14,440	2,124,268
Deere & Co.	26,096	4,279,744

		6,404,012

Media — 0.3%
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	10,675	424,652
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	20,393	814,904

		1,239,556

Multi-Utilities — 2.0%
Consolidated Edison Inc.	28,311	2,198,349
Dominion Energy Inc.	61,544	4,322,851
Public Service Enterprise Group Inc.	45,139	2,462,332

		8,983,532

Multiline Retail — 0.7%
Target Corp.	44,566	3,253,318

Oil, Gas & Consumable Fuels — 7.5%
ConocoPhillips	88,640	6,000,041
Exxon Mobil Corp.	301,582	22,099,929
Phillips 66	35,904	3,425,601
Valero Energy Corp.	37,094	3,257,595

		34,783,166

49

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 6.8%
Merck & Co. Inc.	187,990	$13,992,096
Pfizer Inc.	414,413	17,591,832

		31,583,928

Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	328,801	15,493,103
Micron Technology Inc.(a)(b)	94,144	3,598,184

		19,091,287

Software — 2.1%
Oracle Corp.	188,405	9,463,583

Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	138,176	2,154,164
HP Inc.	135,303	2,980,725

		5,134,889

Tobacco — 1.9%
Philip Morris International Inc.	114,783	8,806,152

Total Common Stocks — 99.9% (Cost: $411,959,780)		460,706,559

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	156,941	156,988

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	494,779	$494,779

		651,767

Total Short-Term Investments — 0.1% (Cost: $651,767)		651,767

Total Investments in Securities — 100.0% (Cost: $412,611,547)		461,358,326

Other Assets, Less Liabilities — 0.0%		33,005

Net Assets — 100.0%		$461,391,331

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	273,624	(116,683)	156,941	$156,988	$778	(a)	$176	$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	503,723	(8,944)	494,779	494,779	8,383		—	—

				$651,767	$9,161		$176	$(7)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$460,706,559	$—	$—	$460,706,559
Money Market Funds	651,767	—	—	651,767

	$461,358,326	$—	$—	$461,358,326

50

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Large-Cap Value ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

51

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Curtiss-Wright Corp.	15,764	$1,789,529
Harris Corp.	42,434	6,500,040
Hexcel Corp.	30,993	2,098,536
L3 Technologies Inc.	28,382	5,587,848
Spirit AeroSystems Holdings Inc., Class A	38,243	3,189,466
Textron Inc.	87,624	4,664,226

		23,829,645

Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	49,591	4,303,011
Expeditors International of Washington Inc.	62,245	4,313,579

		8,616,590

Auto Components — 1.4%
Aptiv PLC	95,021	7,519,012
Gentex Corp.	94,658	2,004,856

		9,523,868

Banks — 4.2%
Citizens Financial Group Inc.	168,751	5,724,034
Comerica Inc.	58,317	4,591,881
Commerce Bancshares Inc.	35,849	2,143,770
Cullen/Frost Bankers Inc.	23,089	2,246,098
East West Bancorp. Inc.	52,322	2,632,843
First Citizens BancShares Inc./NC, Class A	3,228	1,315,507
Signature Bank/New York NY	19,278	2,454,282
SVB Financial Group(a)	19,205	4,482,063
Webster Financial Corp.	33,205	1,789,085
Western Alliance Bancorp.(a)	35,060	1,552,457

		28,932,020

Building Products — 1.4%
AO Smith Corp.	51,940	2,485,848
Fortune Brands Home & Security Inc.	51,059	2,312,973
Masco Corp.	110,177	3,570,837
USG Corp.	30,689	1,324,230

		9,693,888

Capital Markets — 2.0%
Ameriprise Financial Inc.	50,258	6,362,663
Nasdaq Inc.	41,398	3,644,680
Raymond James Financial Inc.	46,509	3,743,974

		13,751,317

Chemicals — 3.5%
Albemarle Corp.	38,318	3,093,412
Axalta Coating Systems Ltd.(a)	76,483	1,959,494
Celanese Corp.	48,240	4,619,462
CF Industries Holdings Inc.	83,234	3,633,164
Chemours Co. (The)	61,785	2,208,814
International Flavors & Fragrances Inc.	36,530	5,179,223
RPM International Inc.	47,897	2,737,793
Westlake Chemical Corp.	13,043	963,878

		24,395,240

Commercial Services & Supplies — 1.3%
ADT Inc.(b)	43,330	312,843
KAR Auction Services Inc.	48,589	2,527,114
Republic Services Inc.	78,427	6,016,135

		8,856,092

Communications Equipment — 1.5%
F5 Networks Inc.(a)	21,865	3,519,172

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions Inc.	58,976	$6,894,884

		10,414,056

Construction & Engineering — 0.3%
Fluor Corp.	50,639	1,851,868

Consumer Finance — 1.3%
SLM Corp.(a)(b)	156,834	1,679,692
Synchrony Financial	238,473	7,163,729

		8,843,421

Containers & Packaging — 1.7%
AptarGroup Inc.	22,682	2,248,240
Avery Dennison Corp.	31,285	3,267,718
Ball Corp.	122,329	6,395,360

		11,911,318

Distributors — 0.4%
LKQ Corp.(a)	114,800	3,010,056

Diversified Consumer Services — 0.5%
H&R Block Inc.	73,988	1,745,377
ServiceMaster Global Holdings Inc.(a)	48,841	1,904,311

		3,649,688

Electrical Equipment — 2.6%
Acuity Brands Inc.	14,432	1,744,973
AMETEK Inc.	83,713	6,102,678
GrafTech International Ltd.	21,839	288,493
Rockwell Automation Inc.	43,525	7,378,358
Sensata Technologies Holding PLC(a)(b)	59,237	2,813,758

		18,328,260

Electronic Equipment, Instruments & Components — 1.6%
CDW Corp./DE	54,092	4,504,241
Trimble Inc.(a)(b)	90,596	3,411,845
Zebra Technologies Corp., Class A(a)	19,411	3,369,750

		11,285,836

Entertainment — 0.4%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	9,190	281,214
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	73,238	2,297,476

		2,578,690

Equity Real Estate Investment Trusts (REITs) — 15.2%
Alexandria Real Estate Equities Inc.	38,779	5,107,582
Apartment Investment & Management Co., Class A	56,175	2,781,786
Boston Properties Inc.	55,699	7,345,027
Camden Property Trust	33,602	3,257,714
CubeSmart	67,069	2,075,786
Digital Realty Trust Inc.	74,396	8,060,063
Douglas Emmett Inc.	58,304	2,205,640
Duke Realty Corp.	129,233	3,778,773
Essex Property Trust Inc.	23,827	6,461,882
Extra Space Storage Inc.	45,627	4,499,278
Federal Realty Investment Trust	26,643	3,532,063
Gaming and Leisure Properties Inc.	72,639	2,723,962
Healthcare Trust of America Inc., Class A	74,497	2,117,205
Host Hotels & Resorts Inc.	267,623	4,833,271
Hudson Pacific Properties Inc.	56,412	1,831,698
Invitation Homes Inc.	107,134	2,409,444
Iron Mountain Inc.	103,225	3,839,970
Kilroy Realty Corp.	36,367	2,562,419
Macerich Co. (The)	38,082	1,757,865
Mid-America Apartment Communities Inc.	41,056	4,158,152

52

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Retail Properties Inc.	57,423	$3,026,766
Realty Income Corp.	106,433	7,310,883
STORE Capital Corp.	68,416	2,211,205
Sun Communities Inc.	31,150	3,423,696
UDR Inc.	99,374	4,347,612
VICI Properties Inc.	129,998	2,798,857
Weyerhaeuser Co.	270,198	7,089,996

		105,548,595

Food & Staples Retailing — 0.4%
U.S. Foods Holding Corp.(a)	78,425	2,644,491

Food Products — 1.4%
Hershey Co. (The)	50,576	5,366,114
Hormel Foods Corp.	98,329	4,161,283
Seaboard Corp.	99	382,553

		9,909,950

Gas Utilities — 0.6%
Atmos Energy Corp.	42,145	4,114,616

Health Care Equipment & Supplies — 2.5%
DENTSPLY SIRONA Inc.	80,279	3,367,704
Haemonetics Corp.(a)	18,605	1,840,220
Hologic Inc.(a)(b)	97,159	4,313,860
STERIS PLC	30,479	3,476,435
Varian Medical Systems Inc.(a)	32,861	4,338,638

		17,336,857

Health Care Providers & Services — 3.2%
AmerisourceBergen Corp.	56,560	4,715,407
DaVita Inc.(a)	45,532	2,555,711
Encompass Health Corp.	35,715	2,387,191
Henry Schein Inc.(a)	54,977	4,271,713
Laboratory Corp. of America Holdings(a)	36,389	5,070,807
Molina Healthcare Inc.(a)	22,459	2,986,598

		21,987,427

Hotels, Restaurants & Leisure — 4.9%
Aramark	89,034	2,933,670
Caesars Entertainment Corp.(a)	209,755	1,917,161
Darden Restaurants Inc.	44,760	4,696,667
MGM Resorts International	180,626	5,317,629
Norwegian Cruise Line Holdings Ltd.(a)	79,334	4,080,148
Royal Caribbean Cruises Ltd.	61,806	7,419,810
Six Flags Entertainment Corp.	25,832	1,590,993
Wyndham Hotels & Resorts Inc.	35,705	1,752,758
Wynn Resorts Ltd.	35,295	4,341,638

		34,050,474

Household Durables — 2.1%
DR Horton Inc.	123,490	4,748,190
Lennar Corp., Class A	105,505	5,003,047
Lennar Corp., Class B	5,674	216,293
PulteGroup Inc.	93,248	2,593,227
Toll Brothers Inc.	48,806	1,802,894

		14,363,651

Household Products — 1.0%
Clorox Co. (The)	46,037	6,830,970

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	21,498	2,315,980

Insurance — 3.8%
Arthur J Gallagher & Co.	66,234	4,948,342

Security	Shares	Value

Insurance (continued)
Cincinnati Financial Corp.	54,583	$4,427,773
Everest Re Group Ltd.	14,664	3,212,149
Torchmark Corp.	37,023	3,101,047
Willis Towers Watson PLC	46,862	7,628,665
WR Berkley Corp.	35,182	2,705,144

		26,023,120

IT Services — 3.0%
Alliance Data Systems Corp.	16,904	3,001,981
Booz Allen Hamilton Holding Corp.	51,386	2,524,594
DXC Technology Co.	101,023	6,477,595
First Data Corp., Class A(a)	204,493	5,040,753
Genpact Ltd.	49,954	1,490,128
Sabre Corp.	99,399	2,284,189

		20,819,240

Leisure Products — 1.0%
Brunswick Corp./DE	31,225	1,571,242
Hasbro Inc.	41,975	3,801,256
Polaris Industries Inc.	20,906	1,753,595

		7,126,093

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	114,964	8,743,012

Machinery — 6.1%
AGCO Corp.	23,673	1,519,807
Allison Transmission Holdings Inc.	43,074	2,096,411
Crane Co.	18,191	1,505,487
Donaldson Co. Inc.	46,183	2,183,532
Dover Corp.	52,775	4,635,228
Flowserve Corp.	47,265	2,081,551
Gardner Denver Holdings Inc.(a)	45,838	1,130,823
Ingersoll-Rand PLC	88,595	8,863,044
Lincoln Electric Holdings Inc.	23,200	2,005,408
Middleby Corp. (The)(a)(b)	20,164	2,371,690
Parker-Hannifin Corp.	47,731	7,866,546
Pentair PLC	57,657	2,374,892
Snap-on Inc.	20,086	3,334,075

		41,968,494

Media — 1.2%
CBS Corp., Class B, NVS	121,431	6,005,977
News Corp., Class A, NVS	138,674	1,779,187
News Corp., Class B	44,833	579,691

		8,364,855

Multiline Retail — 1.2%
Dollar Tree Inc.(a)	85,823	8,310,241

Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Corp.(a)(b)	80,078	805,585
Continental Resources Inc./OK(a)	31,135	1,437,503
EQT Corp.	91,591	1,783,277
Marathon Oil Corp.	299,799	4,733,826
Noble Energy Inc.	173,039	3,865,691
PBF Energy Inc., Class A	43,159	1,580,482

		14,206,364

Professional Services — 1.1%
Equifax Inc.	43,485	4,653,765
Robert Half International Inc.	43,843	2,824,804

		7,478,569

Real Estate Management & Development — 1.1%
CBRE Group Inc., Class A(a)(b)	114,332	5,230,689

53

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	16,453	$2,359,525

		7,590,214

Road & Rail — 0.7%
AMERCO	2,756	999,491
Kansas City Southern	36,677	3,878,593

		4,878,084

Semiconductors & Semiconductor Equipment — 6.6%
KLA-Tencor Corp.	55,206	5,883,303
Marvell Technology Group Ltd.	213,706	3,959,972
Maxim Integrated Products Inc.	99,922	5,422,767
Microchip Technology Inc.	85,297	6,855,320
ON Semiconductor Corp.(a)	151,897	3,044,016
Qorvo Inc.(a)	45,072	2,945,906
Skyworks Solutions Inc.	64,026	4,676,459
Teradyne Inc.	64,732	2,329,705
Xilinx Inc.	91,260	10,215,644

		45,333,092

Software — 1.5%
Nuance Communications Inc.(a)	103,526	1,642,958
Symantec Corp.	230,415	4,843,323
VMware Inc., Class A	27,334	4,129,347

		10,615,628

Specialty Retail — 2.9%
Advance Auto Parts Inc.	26,290	4,185,368
Best Buy Co. Inc.	84,434	5,001,870
CarMax Inc.(a)(b)	62,977	3,701,788
Tiffany & Co.	39,132	3,472,183
Tractor Supply Co.	44,023	3,759,564

		20,120,773

Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies Inc., Class C(a)	53,912	2,619,584
NetApp Inc.	90,842	5,792,994

		8,412,578

Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	10,694	953,798
PVH Corp.	27,330	2,981,976
Tapestry Inc.	104,515	4,045,776

		7,981,550

Security	Shares	Value

Trading Companies & Distributors — 2.4%
Fastenal Co.	103,526	$6,259,182
United Rentals Inc.(a)	29,252	3,664,106
Watsco Inc.	11,562	1,705,164
WW Grainger Inc.	16,452	4,859,756

		16,488,208

Water Utilities — 1.2%
American Water Works Co. Inc.	65,133	6,231,274
Aqua America Inc.	64,251	2,251,998

		8,483,272

Total Common Stocks — 99.9% (Cost: $617,561,287)		691,518,251

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	12,424,273	12,428,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	635,353	635,353

		13,063,353

Total Short-Term Investments — 1.9% (Cost: $13,060,054)		13,063,353

Total Investments in Securities — 101.8% (Cost: $630,621,341)		704,581,604

Other Assets, Less Liabilities — (1.8)%		(12,215,189)

Net Assets — 100.0%		$692,366,415

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	14,878,471	(2,454,198)	12,424,273	$12,428,000	$50,345	(a)	$1,879	$2,075
BlackRock Cash Funds: Treasury, SL Agency Shares	1,177,639	(542,286)	635,353	635,353	15,477		—	—

				$13,063,353	$65,822		$1,879	$2,075

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

54

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$691,518,251	$—	$—	$691,518,251
Money Market Funds	13,063,353	—	—	13,063,353

	$704,581,604	$—	$—	$704,581,604

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

55

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
BWX Technologies Inc.	16,679	$774,239
HEICO Corp.(a)	6,945	586,853
HEICO Corp., Class A	12,102	847,503
Huntington Ingalls Industries Inc.	7,261	1,499,033
Teledyne Technologies Inc.(b)	6,099	1,367,518
TransDigm Group Inc.(b)	8,204	3,207,764

		8,282,910

Air Freight & Logistics — 0.4%
XPO Logistics Inc.(a)(b)	21,463	1,304,521

Banks — 0.9%
First Republic Bank/CA	27,687	2,675,395

Beverages — 0.6%
Brown-Forman Corp., Class A	10,574	497,295
Brown-Forman Corp., Class B, NVS	28,171	1,331,080

		1,828,375

Biotechnology — 5.5%
Alkermes PLC(b)	26,268	863,429
Alnylam Pharmaceuticals Inc.(a)(b)	15,207	1,270,241
BioMarin Pharmaceutical Inc.(b)	30,104	2,955,310
Bluebird Bio Inc.(a)(b)	9,249	1,234,094
Exact Sciences Corp.(a)(b)	20,784	1,872,223
Incyte Corp.(b)	29,863	2,406,659
Ionis Pharmaceuticals Inc.(a)(b)	23,260	1,349,080
Neurocrine Biosciences Inc.(b)	15,336	1,352,942
Sage Therapeutics Inc.(a)(b)	7,926	1,130,168
Sarepta Therapeutics Inc.(a)(b)	11,206	1,565,590
Seattle Genetics Inc.(b)	18,147	1,386,975

		17,386,711

Building Products — 0.9%
Allegion PLC	16,069	1,379,684
Lennox International Inc.	6,128	1,405,028

		2,784,712

Capital Markets — 4.4%
E*TRADE Financial Corp.	42,978	2,005,353
Eaton Vance Corp., NVS	19,754	760,924
FactSet Research Systems Inc.	6,429	1,405,572
LPL Financial Holdings Inc.	14,659	1,031,554
MarketAxess Holdings Inc.	6,354	1,364,649
Morningstar Inc.	3,101	384,989
MSCI Inc.	14,882	2,533,958
Northern Trust Corp.	37,432	3,311,235
SEI Investments Co.	22,111	1,051,157

		13,849,391

Chemicals — 0.6%
FMC Corp.	22,764	1,816,567

Commercial Services & Supplies — 1.7%
Cintas Corp.	14,638	2,744,772
Copart Inc.(b)	34,811	1,762,481
Rollins Inc.	24,901	927,313

		5,434,566

Communications Equipment — 0.7%
Arista Networks Inc.(b)	8,797	1,889,420
Ubiquiti Networks Inc.(a)	3,233	349,843

		2,239,263

Security	Shares	Value

Construction Materials — 1.3%
Martin Marietta Materials Inc.	10,601	$1,872,985
Vulcan Materials Co.	22,321	2,268,929

		4,141,914

Consumer Finance — 0.3%
Credit Acceptance Corp.(a)(b)	2,089	831,464

Distributors — 0.3%
Pool Corp.	6,806	1,020,287

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions Inc.(b)	9,900	1,146,321
Grand Canyon Education Inc.(b)	8,137	756,253
Service Corp. International/U.S	30,591	1,312,966

		3,215,540

Diversified Telecommunication Services — 0.3%
Zayo Group Holdings Inc.(a)(b)	34,393	944,088

Electronic Equipment, Instruments & Components — 2.1%
Cognex Corp.	29,112	1,324,596
FLIR Systems Inc.	23,387	1,143,156
IPG Photonics Corp.(b)	6,063	806,379
Keysight Technologies Inc.(b)	31,689	2,345,620
National Instruments Corp.	19,030	841,507

		6,461,258

Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	86,791	2,045,664
Helmerich & Payne Inc.	18,436	1,032,232

		3,077,896

Entertainment — 1.3%
Live Nation Entertainment Inc.(a)(b)	23,382	1,251,171
Madison Square Garden Co. (The), Class A(b)	2,925	812,857
Take-Two Interactive Software Inc.(b)	19,278	2,034,793

		4,098,821

Equity Real Estate Investment Trusts (REITs) — 3.8%
American Campus Communities Inc.	23,164	1,066,007
American Homes 4 Rent, Class A	43,520	962,227
CyrusOne Inc.	17,888	969,530
Equity LifeStyle Properties Inc.	15,171	1,606,305
Regency Centers Corp.	28,645	1,861,925
SBA Communications Corp.(b)	19,160	3,497,275
Vornado Realty Trust	29,272	2,046,406

		12,009,675

Food Products — 0.9%
Lamb Weston Holdings Inc.	24,797	1,792,823
Post Holdings Inc.(a)(b)	11,274	1,046,453

		2,839,276

Health Care Equipment & Supplies — 7.5%
ABIOMED Inc.(b)	7,613	2,672,696
Align Technology Inc.(b)	12,305	3,063,330
Cooper Companies Inc. (The)(a)	8,307	2,315,659
DexCom Inc.(b)	15,021	2,118,412
Hill-Rom Holdings Inc.	11,374	1,137,627
ICU Medical Inc.(b)	2,806	698,133
IDEXX Laboratories Inc.(b)	14,579	3,102,120
Insulet Corp.(b)	9,987	810,844
LivaNova PLC(b)	8,230	759,794
Masimo Corp.(b)	8,242	1,025,222
ResMed Inc.	24,116	2,295,120
Teleflex Inc.	7,784	2,128,924

56

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.	12,524	$1,355,973

		23,483,854

Health Care Providers & Services — 1.2%
Chemed Corp.	2,707	806,524
HealthEquity Inc.(b)	9,176	572,032
WellCare Health Plans Inc.(b)	8,451	2,336,532

		3,715,088

Health Care Technology — 2.0%
athenahealth Inc.(b)	6,864	924,855
Cerner Corp.(b)	55,704	3,058,707
Veeva Systems Inc., Class A(a)(b)	20,598	2,246,418

		6,229,980

Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill Inc.(b)	4,135	2,189,937
Domino’s Pizza Inc.	7,032	1,995,189
Dunkin’ Brands Group Inc.	13,964	954,998
Hilton Worldwide Holdings Inc.	50,142	3,734,576
Vail Resorts Inc.	6,852	1,289,958

		10,164,658

Household Durables — 0.5%
NVR Inc.(b)	574	1,526,840

Household Products — 0.9%
Church & Dwight Co. Inc.	41,672	2,692,428

Insurance — 1.3%
Brown & Brown Inc.	39,646	1,076,785
Erie Indemnity Co., Class A, NVS	3,359	491,690
Markel Corp.(b)	2,350	2,475,749

		4,044,224

Interactive Media & Services — 1.8%
IAC/InterActiveCorp.(b)	13,141	2,776,430
Snap Inc., Class A, NVS(a)(b)	117,603	785,588
TripAdvisor Inc.(b)	17,308	993,133
Zillow Group Inc., Class A(b)	8,332	290,037
Zillow Group Inc., Class C, NVS(a)(b)	19,510	684,606

		5,529,794

Internet & Direct Marketing Retail — 2.8%
Etsy Inc.(b)	20,365	1,112,947
Expedia Group Inc.	20,027	2,388,220
GrubHub Inc.(b)	15,332	1,232,693
MercadoLibre Inc.	7,643	2,782,052
Wayfair Inc., Class A(b)	10,448	1,143,638

		8,659,550

IT Services — 10.3%
Akamai Technologies Inc.(b)	27,531	1,792,268
Black Knight Inc.(b)	23,995	1,180,314
Broadridge Financial Solutions Inc.	19,736	1,989,981
EPAM Systems Inc.(b)	8,676	1,227,480
Euronet Worldwide Inc.(b)	8,715	1,002,312
FleetCor Technologies Inc.(b)	14,991	3,025,334
Gartner Inc.(b)	15,365	2,087,950
Global Payments Inc.(a)	26,747	3,003,153
GoDaddy Inc., Class A(a)(b)	28,267	1,939,964
Jack Henry & Associates Inc.	13,067	1,745,098
Okta Inc.(b)	13,138	1,082,965
Square Inc., Class A(b)	52,142	3,720,332
Total System Services Inc.	28,375	2,542,684
Twilio Inc., Class A(b)	15,891	1,768,986

Security	Shares	Value

IT Services (continued)
VeriSign Inc.(b)	17,985	$3,044,321
WEX Inc.(b)	7,288	1,175,773

		32,328,915

Life Sciences Tools & Services — 4.9%
Bio-Rad Laboratories Inc., Class A(b)	3,404	850,558
Bio-Techne Corp.	6,385	1,113,927
Bruker Corp.	16,940	593,916
Charles River Laboratories International Inc.(b)	8,131	1,001,658
IQVIA Holdings Inc.(b)	26,787	3,455,791
Mettler-Toledo International Inc.(b)	4,234	2,701,969
PerkinElmer Inc.	18,807	1,702,034
PRA Health Sciences Inc.(b)	9,886	1,047,619
Waters Corp.(b)	12,807	2,961,235

		15,428,707

Machinery — 3.0%
Graco Inc.	28,135	1,219,090
IDEX Corp.	12,968	1,787,768
Nordson Corp.	8,846	1,146,795
Toro Co. (The)	17,783	1,058,089
WABCO Holdings Inc.(b)	8,818	1,007,280
Wabtec Corp.	14,537	1,005,379
Xylem Inc./NY	30,381	2,164,950

		9,389,351

Media — 1.1%
Cable One Inc.	839	741,961
Liberty Broadband Corp., Class A(b)	4,448	377,057
Liberty Broadband Corp., Class C, NVS(b)	25,792	2,192,836

		3,311,854

Metals & Mining — 0.3%
Royal Gold Inc.	11,075	967,623

Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings Inc.(b)	8,717	681,408

Oil, Gas & Consumable Fuels — 3.3%
Cabot Oil & Gas Corp.	72,892	1,818,655
Centennial Resource Development Inc./DE, Class A(b)	32,165	423,613
Cheniere Energy Inc.(b)	37,350	2,452,028
Cimarex Energy Co.	16,168	1,218,097
Diamondback Energy Inc.	26,075	2,688,854
Parsley Energy Inc., Class A(b)	44,532	827,405
WPX Energy Inc.(b)	66,789	818,833

		10,247,485

Pharmaceuticals — 1.2%
Catalent Inc.(b)	24,576	907,592
Elanco Animal Health Inc.(b)	11,126	324,657
Jazz Pharmaceuticals PLC(b)	10,197	1,283,700
Nektar Therapeutics(b)	29,271	1,239,334
Tilray Inc., Class 2 (a)(b)	1,553	125,001

		3,880,284

Professional Services — 3.4%
CoStar Group Inc.(b)	6,157	2,405,786
IHS Markit Ltd.(b)	60,642	3,148,533
TransUnion	31,323	1,905,065
Verisk Analytics Inc.(b)	27,833	3,267,872

		10,727,256

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(b)	6,620	735,085

57

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 1.2%
JB Hunt Transport Services Inc.	14,766	$1,580,552
Knight-Swift Transportation Holdings Inc.	21,245	674,529
Old Dominion Freight Line Inc.	11,056	1,502,842

		3,757,923

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices Inc.(b)	148,696	3,629,669
Cypress Semiconductor Corp.	61,189	848,691
Integrated Device Technology Inc.(b)	21,810	1,065,419
Monolithic Power Systems Inc.	6,596	834,790
Universal Display Corp.	7,166	744,046

		7,122,615

Software — 13.7%
ANSYS Inc.(b)	14,126	2,321,608
Aspen Technology Inc.(b)	11,965	1,156,178
Cadence Design Systems Inc.(b)	47,696	2,290,839
CDK Global Inc.	21,769	1,064,722
Ceridian HCM Holding Inc.(b)	6,068	250,062
Citrix Systems Inc.	21,671	2,222,144
DocuSign Inc.(b)	3,915	193,597
Fair Isaac Corp.(b)	4,896	1,102,579
Fortinet Inc.(b)	24,479	1,874,357
Guidewire Software Inc.(a)(b)	13,695	1,187,083
HubSpot Inc.(b)	6,168	976,456
LogMeIn Inc.	8,644	804,065
New Relic Inc.(b)	7,703	783,010
Nutanix Inc., Class A(a)(b)	12,637	647,393
Palo Alto Networks Inc.(b)	15,946	3,425,520
Paycom Software Inc.(b)	8,197	1,215,123
Proofpoint Inc.(b)	9,238	941,075
PTC Inc.(a)(b)	18,053	1,530,714
RealPage Inc.(b)	12,383	690,600
RingCentral Inc., Class A(b)	11,594	1,071,749
Splunk Inc.(b)	24,790	3,094,784
SS&C Technologies Holdings Inc.	36,404	1,874,442
Synopsys Inc.(b)	25,234	2,355,594
Tableau Software Inc., Class A(a)(b)	12,095	1,546,225
Tyler Technologies Inc.(b)	6,562	1,241,465
Ultimate Software Group Inc. (The)(b)	5,286	1,443,448
Workday Inc., Class A(b)	24,717	4,486,877

Security	Shares	Value

Software (continued)
Zendesk Inc.(b)	18,097	$1,222,090

		43,013,799

Specialty Retail — 1.9%
Burlington Stores Inc.(b)	11,395	1,956,635
Five Below Inc.(b)	9,429	1,166,650
Ulta Salon Cosmetics & Fragrance Inc.(b)	9,527	2,781,122

		5,904,407

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica Inc.(b)	17,826	2,634,861
Under Armour Inc., Class A(a)(b)	31,717	657,810
Under Armour Inc., Class C, NVS(b)	32,519	615,910

		3,908,581

Total Common Stocks — 100.0% (Cost: $248,006,844)		313,694,339

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	19,953,376	19,959,362
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	176,226	176,226

		20,135,588

Total Short-Term Investments — 6.4% (Cost: $20,130,984)		20,135,588

Total Investments in Securities — 106.4% (Cost: $268,137,828)		333,829,927

Other Assets, Less Liabilities — (6.4)%		(19,999,652)

Net Assets — 100.0%		$313,830,275

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	25,472,183	(5,518,807)	19,953,376	$19,959,362	$67,542	(a)	$2,794	$2,372
BlackRock Cash Funds: Treasury, SL Agency Shares	123,544	52,682	176,226	176,226	2,995		—	—

				$20,135,588	$70,537		$2,794	$2,372

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

58

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$313,694,339	$—	$—	$313,694,339
Money Market Funds	20,135,588	—	—	20,135,588

	$333,829,927	$—	$—	$333,829,927

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

59

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Arconic Inc.	113,503	$2,136,126
Moog Inc., Class A	8,565	766,311

		2,902,437

Airlines — 2.8%
Alaska Air Group Inc.	32,545	2,081,253
American Airlines Group Inc.	108,146	3,868,382
JetBlue Airways Corp.(a)	80,532	1,448,771
United Continental Holdings Inc.(a)	60,381	5,269,450

		12,667,856

Auto Components — 1.8%
Autoliv Inc.	22,997	1,836,311
BorgWarner Inc.	55,006	2,249,745
Goodyear Tire & Rubber Co. (The)	61,574	1,304,753
Lear Corp.	16,945	2,608,344

		7,999,153

Automobiles — 0.4%
Harley-Davidson Inc.	43,008	1,585,275

Banks — 6.6%
BOK Financial Corp.	8,429	700,534
CIT Group Inc.	27,916	1,289,440
Fifth Third Bancorp	172,967	4,638,975
First Horizon National Corp.	85,629	1,257,034
Huntington Bancshares Inc./OH	280,057	3,707,955
KeyCorp	272,934	4,495,223
PacWest Bancorp	32,114	1,239,279
People’s United Financial Inc.	99,704	1,633,151
Popular Inc.	26,460	1,444,981
Prosperity Bancshares Inc.	17,498	1,244,808
Regions Financial Corp.	272,759	4,137,754
Synovus Financial Corp.	43,665	1,546,614
Zions Bancorp. N.A	50,720	2,413,765

		29,749,513

Biotechnology — 0.3%
United Therapeutics Corp.(a)	11,493	1,325,488

Building Products — 0.3%
Owens Corning	28,826	1,510,194

Capital Markets — 1.5%
Affiliated Managers Group Inc.	13,916	1,460,484
Franklin Resources Inc.	78,528	2,325,214
Invesco Ltd.	108,590	1,978,510
Janus Henderson Group PLC	43,948	959,385

		6,723,593

Chemicals — 1.6%
Eastman Chemical Co.	36,946	2,978,587
Huntsman Corp.	56,696	1,245,611
Mosaic Co. (The)	93,561	3,020,149

		7,244,347

Communications Equipment — 1.1%
ARRIS International PLC(a)	43,188	1,355,671
CommScope Holding Co. Inc.(a)	50,628	1,058,632
Juniper Networks Inc.	91,065	2,362,226

		4,776,529

Construction & Engineering — 1.0%
AECOM(a)(b)	41,234	1,262,173
Jacobs Engineering Group Inc.	31,515	2,042,172

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	38,597	$1,364,018

		4,668,363

Consumer Finance — 0.8%
Ally Financial Inc.	108,982	2,840,071
Santander Consumer USA Holdings Inc.	30,288	577,289

		3,417,360

Containers & Packaging — 3.7%
Berry Global Group Inc.(a)	34,591	1,703,607
Crown Holdings Inc.(a)(b)	35,640	1,817,640
International Paper Co.	106,856	5,068,180
Packaging Corp. of America	24,954	2,353,661
Sealed Air Corp.	41,454	1,637,433
Sonoco Products Co.	26,370	1,518,385
Westrock Co.	66,928	2,724,639

		16,823,545

Distributors — 0.9%
Genuine Parts Co.	38,718	3,864,831

Diversified Financial Services — 0.9%
AXA Equitable Holdings Inc.	35,340	655,204
Jefferies Financial Group Inc.	74,263	1,545,413
Voya Financial Inc.	41,065	1,906,648

		4,107,265

Diversified Telecommunication Services — 0.9%
CenturyLink Inc.	250,891	3,843,650

Electric Utilities — 8.7%
Alliant Energy Corp.	62,246	2,768,080
Avangrid Inc.	14,650	730,595
Edison International	85,957	4,896,970
Entergy Corp.	47,790	4,262,390
Evergy Inc.	69,506	3,984,084
Eversource Energy	83,602	5,802,815
FirstEnergy Corp.	128,185	5,024,852
IDACORP Inc.	13,287	1,295,482
OGE Energy Corp.	52,717	2,158,761
Pinnacle West Capital Corp.	29,572	2,605,885
PPL Corp.	190,005	5,950,957

		39,480,871

Electrical Equipment — 0.3%
Hubbell Inc.	14,422	1,576,757

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.(a)	22,979	1,745,255
Avnet Inc.	29,333	1,208,520

		2,953,775

Energy Equipment & Services — 0.9%
National Oilwell Varco Inc.	101,141	2,981,637
Transocean Ltd.(a)	133,766	1,146,374

		4,128,011

Entertainment — 0.6%
Viacom Inc., Class A	2,461	84,388
Viacom Inc., Class B, NVS	93,245	2,743,268

		2,827,656

Equity Real Estate Investment Trusts (REITs) — 8.6%
Brixmor Property Group Inc.	79,243	1,357,433
EPR Properties	19,644	1,435,191
HCP Inc.	125,972	3,973,157
Kimco Realty Corp.	111,266	1,892,635

60

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	22,430	$1,669,913
Liberty Property Trust	38,967	1,836,904
Medical Properties Trust Inc.	96,385	1,754,207
Omega Healthcare Investors Inc.	52,981	2,129,306
Park Hotels & Resorts Inc.	53,150	1,598,221
SL Green Realty Corp.	22,511	2,080,692
Ventas Inc.	94,045	6,064,962
VEREIT Inc.	255,405	2,063,672
Welltower Inc.	99,104	7,679,569
WP Carey Inc.	42,506	3,183,274

		38,719,136

Food Products — 4.6%
Bunge Ltd.	37,237	2,050,642
Campbell Soup Co.	50,870	1,802,324
Conagra Brands Inc.	128,116	2,772,430
Ingredion Inc.	18,668	1,848,132
JM Smucker Co. (The)	30,012	3,147,658
Kellogg Co.	66,833	3,943,815
Pilgrim’s Pride Corp.(a)	13,880	281,209
Tyson Foods Inc., Class A	77,855	4,820,782

		20,666,992

Gas Utilities — 0.9%
National Fuel Gas Co.	22,723	1,302,028
UGI Corp.	45,896	2,617,449

		3,919,477

Health Care Providers & Services — 2.2%
Cardinal Health Inc.	78,604	3,927,842
Quest Diagnostics Inc.	35,899	3,135,777
Universal Health Services Inc., Class B(b)	22,492	2,980,865

		10,044,484

Household Durables — 2.3%
Garmin Ltd.	31,916	2,207,949
Leggett & Platt Inc.	34,464	1,411,645
Mohawk Industries Inc.(a)	16,647	2,143,967
Newell Brands Inc.	113,327	2,403,666
Whirlpool Corp.	16,842	2,240,154

		10,407,381

Independent Power and Renewable Electricity Producers — 1.9%
AES Corp./VA	174,730	2,863,825
NRG Energy Inc.	76,508	3,129,942
Vistra Energy Corp.(a)	103,878	2,608,377

		8,602,144

Insurance — 8.8%
Alleghany Corp.	3,915	2,472,557
American Financial Group Inc./OH	17,468	1,666,273
Arch Capital Group Ltd.(a)	106,776	3,133,876
Assurant Inc.	13,745	1,324,881
Athene Holding Ltd., Class A(a)	33,467	1,435,734
Axis Capital Holdings Ltd.	22,094	1,183,134
Brighthouse Financial Inc.(a)	31,238	1,166,427
Fidelity National Financial Inc.	72,621	2,625,975
First American Financial Corp.	28,992	1,451,919
Hanover Insurance Group Inc. (The)	11,162	1,272,914
Hartford Financial Services Group Inc. (The)	94,643	4,440,650
Lincoln National Corp.	56,368	3,296,964
Loews Corp.	72,944	3,494,018
Old Republic International Corp.	75,137	1,514,011
Principal Financial Group Inc.	69,460	3,477,862

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America Inc.	16,280	$2,351,646
RenaissanceRe Holdings Ltd.	10,616	1,465,326
Unum Group	57,618	2,002,802

		39,776,969

Internet & Direct Marketing Retail — 0.5%
Qurate Retail Inc.(a)	110,873	2,411,488

IT Services — 1.0%
Leidos Holdings Inc.	39,526	2,292,508
Western Union Co. (The)	116,882	2,133,096

		4,425,604

Leisure Products — 0.2%
Mattel Inc.(a)	91,274	1,080,684

Machinery — 2.5%
PACCAR Inc.	92,190	6,040,289
Stanley Black & Decker Inc.	39,853	5,039,013

		11,079,302

Media — 2.4%
Altice USA Inc., Class A	31,774	624,041
DISH Network Corp., Class A(a)	60,532	1,856,517
GCI Liberty Inc., Class A(a)	26,004	1,323,604
Interpublic Group of Companies Inc. (The)	101,431	2,307,555
Omnicom Group Inc.	59,124	4,604,577

		10,716,294

Metals & Mining — 4.6%
Alcoa Corp.(a)	49,171	1,459,395
Freeport-McMoRan Inc.	382,289	4,449,844
Newmont Mining Corp.	140,529	4,793,444
Nucor Corp.	82,823	5,072,081
Reliance Steel & Aluminum Co.	18,608	1,523,623
Steel Dynamics Inc.	60,638	2,218,744
U.S. Steel Corp.	46,691	1,052,415

		20,569,546

Mortgage Real Estate Investment — 2.1%
AGNC Investment Corp.	139,297	2,494,809
Annaly Capital Management Inc.	366,219	3,823,326
New Residential Investment Corp.	96,507	1,638,689
Starwood Property Trust Inc.	72,737	1,606,033

		9,562,857

Multi-Utilities — 6.6%
Ameren Corp.	64,451	4,469,032
CenterPoint Energy Inc.	132,226	4,088,428
CMS Energy Corp.	74,750	3,897,465
DTE Energy Co.	47,997	5,651,647
MDU Resources Group Inc.	51,808	1,331,984
NiSource Inc.	95,851	2,614,815
Vectren Corp.	21,901	1,585,195
WEC Energy Group Inc.	83,243	6,079,236

		29,717,802

Multiline Retail — 1.4%
Kohl’s Corp.	43,565	2,992,480
Macy’s Inc.	81,151	2,134,271
Nordstrom Inc.	29,997	1,392,161

		6,518,912

Oil, Gas & Consumable Fuels — 3.6%
Apache Corp.	100,161	3,287,284
Devon Energy Corp.	123,523	3,291,888
Hess Corp.	65,653	3,545,262

61

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	42,070	$2,370,224
Murphy Oil Corp.	43,004	1,176,159
Targa Resources Corp.	60,493	2,601,804

		16,272,621

Personal Products — 0.6%
Coty Inc., Class A	118,698	921,096
Herbalife Nutrition Ltd.(a)	27,574	1,646,168

		2,567,264

Pharmaceuticals — 1.2%
Mylan NV(a)	136,036	4,074,278
Perrigo Co. PLC	32,956	1,530,806

		5,605,084

Professional Services — 1.1%
Dun & Bradstreet Corp. (The)	9,780	1,415,557
ManpowerGroup Inc.	16,306	1,288,663
Nielsen Holdings PLC	93,728	2,406,935

		5,111,155

Semiconductors & Semiconductor Equipment — 0.2%
First Solar Inc.(a)(b)	19,878	1,005,628

Specialty Retail — 2.3%
AutoZone Inc.(a)	6,653	5,637,353
Foot Locker Inc.	30,288	1,692,796
Gap Inc. (The)	56,434	1,435,681
L Brands Inc.	60,199	1,675,940

		10,441,770

Technology Hardware, Storage & Peripherals — 1.8%
Seagate Technology PLC	68,711	3,042,523
Western Digital Corp.	76,357	3,435,302
Xerox Corp.	54,673	1,542,325

		8,020,150

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	39,606	1,682,463
Carter’s Inc.	12,077	1,001,183

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Hanesbrands Inc.	95,125	$1,425,924
Ralph Lauren Corp.	14,411	1,673,693

		5,783,263

Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp. Inc.	129,578	1,505,696

Trading Companies & Distributors — 0.4%
HD Supply Holdings Inc.(a)	48,519	2,034,887

Total Common Stocks — 99.8% (Cost: $426,499,085)		450,743,059

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	4,040,699	4,041,911
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	483,586	483,586

		4,525,497

Total Short-Term Investments — 1.0% (Cost: $4,524,490)		4,525,497

Total Investments in Securities — 100.8% (Cost: $431,023,575)		455,268,556

Other Assets, Less Liabilities — (0.8)%		(3,735,704)

Net Assets — 100.0%		$451,532,852

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,552,612	488,087	4,040,699	$4,041,911	$22,481	(a)	$(486)	$651
BlackRock Cash Funds: Treasury, SL Agency Shares	454,765	28,821	483,586	483,586	7,807		—	—

				$4,525,497	$30,288		$(486)	$651

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

62

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Mid-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$450,743,059	$—	$—	$450,743,059
Money Market Funds	4,525,497	—	—	4,525,497

	$455,268,556	$—	$—	$455,268,556

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

63

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings Inc.(a)(b)	23,935	$944,714

Air Freight & Logistics — 0.2%
Hub Group Inc., Class A(a)	11,164	496,910

Airlines — 0.2%
Allegiant Travel Co.	4,240	551,200

Auto Components — 1.4%
Dorman Products Inc.(a)(b)	9,662	830,449
LCI Industries	8,367	689,775
Veoneer Inc.(a)(b)	28,943	862,791
Visteon Corp.(a)(b)	9,622	739,836

		3,122,851

Automobiles — 0.5%
Thor Industries Inc.	16,664	1,085,160

Banks — 9.9%
Ameris Bancorp	13,252	502,913
BancFirst Corp.	5,779	310,217
Bank OZK	40,151	1,218,181
BankUnited Inc.	34,233	1,157,418
CenterState Bank Corp.	23,812	590,538
Community Bank System Inc.	17,000	1,019,150
CVB Financial Corp.	34,058	746,211
Eagle Bancorp. Inc.(a)	10,495	575,966
First BanCorp./Puerto Rico	72,004	766,842
First Interstate BancSystem Inc., Class A	10,888	423,761
First Merchants Corp.	16,473	603,406
Glacier Bancorp. Inc.	28,073	1,184,119
Heartland Financial USA Inc.	9,504	431,101
Home BancShares Inc./AR	52,852	967,720
Independent Bank Corp./Rockland MA	9,326	744,028
Independent Bank Group Inc.	11,766	620,774
Investors Bancorp. Inc.	79,585	966,162
LegacyTexas Financial Group Inc.	14,983	596,923
MB Financial Inc.	27,978	1,241,664
Pacific Premier Bancorp. Inc.(a)	14,948	444,703
South State Corp.	12,143	805,688
Sterling Bancorp./DE	74,542	1,434,188
Texas Capital Bancshares Inc.(a)	16,673	971,536
UMB Financial Corp.	14,912	959,736
Union Bankshares Corp.	23,589	744,469
United Community Banks Inc./GA	26,164	672,938
Wintrust Financial Corp.	18,730	1,332,452

		22,032,804

Biotechnology — 2.0%
Aimmune Therapeutics Inc.(a)(b)	12,505	294,118
AnaptysBio Inc.(a)	7,638	506,552
Array BioPharma Inc.(a)(b)	70,770	1,321,276
Atara Biotherapeutics Inc.(a)	15,147	575,586
Immunomedics Inc.(a)(b)	56,802	840,102
OPKO Health Inc.(a)	120,908	444,941
REGENXBIO Inc.(a)	9,999	439,556

		4,422,131

Building Products — 0.7%
Advanced Drainage Systems Inc.	13,680	348,840
Builders FirstSource Inc.(a)	38,104	503,735

Security	Shares	Value

Building Products (continued)
Universal Forest Products Inc.	20,458	$630,515

		1,483,090

Capital Markets — 1.7%
Cohen & Steers Inc.	7,174	269,957
Evercore Inc., Class A	13,442	1,202,387
Moelis & Co., Class A	15,177	663,994
Stifel Financial Corp.	23,918	1,144,955
Virtu Financial Inc., Class A	21,128	539,820

		3,821,113

Chemicals — 5.2%
Ferro Corp.(a)	27,649	460,909
GCP Applied Technologies Inc.(a)	24,019	605,279
HB Fuller Co.	16,852	832,320
Innospec Inc.	8,106	569,609
NewMarket Corp.	2,954	1,184,820
Olin Corp.	55,413	1,308,301
Platform Specialty Products Co.(a)	77,590	872,112
PolyOne Corp.	26,525	858,614
Scotts Miracle-Gro Co. (The)	13,052	970,416
Sensient Technologies Corp.	14,049	881,996
Valvoline Inc.	62,496	1,381,787
WR Grace & Co.	22,250	1,579,972

		11,506,135

Commercial Services & Supplies — 2.4%
ABM Industries Inc.	21,892	748,488
Brady Corp., Class A, NVS	16,270	727,432
BrightView Holdings Inc.(a)	7,252	107,402
Brink’s Co. (The)	16,812	1,244,929
Covanta Holding Corp.	38,704	623,134
Herman Miller Inc.	19,745	675,871
U.S. Ecology Inc.	7,317	465,873
UniFirst Corp./MA	5,131	710,284

		5,303,413

Communications Equipment — 2.8%
Ciena Corp.(a)	47,155	1,796,134
Finisar Corp.(a)	39,013	888,716
NETGEAR Inc.(a)	10,465	414,519
NetScout Systems Inc.(a)	23,200	601,576
Plantronics Inc.	10,980	425,914
ViaSat Inc.(a)(b)	18,623	1,167,476
Viavi Solutions Inc.(a)(b)	75,915	844,175

		6,138,510

Construction & Engineering — 2.2%
Comfort Systems USA Inc.	12,327	591,326
Dycom Industries Inc.(a)(b)	10,384	602,791
EMCOR Group Inc.	19,125	1,247,524
Granite Construction Inc.	15,600	674,232
MasTec Inc.(a)(b)	21,170	939,525
Valmont Industries Inc.	7,340	946,860

		5,002,258

Construction Materials — 0.8%
Eagle Materials Inc.	15,574	1,105,754
Summit Materials Inc., Class A(a)	37,069	565,673

		1,671,427

Consumer Finance — 0.4%
Nelnet Inc., Class A	7,198	378,615
PRA Group Inc.(a)	15,056	444,302

		822,917

64

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.9%
Graphic Packaging Holding Co.	103,078	$1,244,151
Silgan Holdings Inc.	25,764	711,602

		1,955,753

Diversified Consumer Services — 0.7%
Adtalem Global Education Inc.(a)	19,517	954,381
frontdoor Inc.(a)	22,513	669,087

		1,623,468

Diversified Telecommunication Services — 0.6%
Iridium Communications Inc.(a)	32,232	624,656
Vonage Holdings Corp.(a)(b)	73,322	667,964

		1,292,620
Electric Utilities — 0.3%
Otter Tail Corp.	13,196	639,346

Electrical Equipment — 1.0%
EnerSys	13,999	1,193,555
Generac Holdings Inc.(a)	20,613	1,091,046

		2,284,601

Electronic Equipment, Instruments & Components — 1.9%
Belden Inc.	13,372	716,873
Coherent Inc.(a)	8,099	957,302
Fabrinet(a)	12,254	696,517
Insight Enterprises Inc.(a)	11,778	540,846
SYNNEX Corp.	13,764	1,331,804

		4,243,342

Energy Equipment & Services — 0.7%
Dril-Quip Inc.(a)(b)	11,884	444,937
FTS International Inc.(a)	10,836	88,313
Oil States International Inc.(a)	19,945	343,453
ProPetro Holding Corp.(a)(b)	24,453	399,562
RPC Inc.	19,362	208,916

		1,485,181

Entertainment — 1.1%
Cinemark Holdings Inc.	35,309	1,444,844
Lions Gate Entertainment Corp., Class A	18,294	336,061
Lions Gate Entertainment Corp., Class B, NVS	35,129	615,811

		2,396,716

Equity Real Estate Investment Trusts (REITs) — 12.8%
Acadia Realty Trust	27,122	779,215
Agree Realty Corp.	11,468	757,232
Alexander’s Inc.	1,256	418,323
Americold Realty Trust	19,629	575,522
Brandywine Realty Trust	59,352	893,248
Cousins Properties Inc.	139,626	1,235,690
EastGroup Properties Inc.	11,970	1,238,416
Empire State Realty Trust Inc., Class A	46,604	720,498
Four Corners Property Trust Inc.	22,504	635,513
Healthcare Realty Trust Inc.	41,596	1,343,135
Highwoods Properties Inc.	34,373	1,523,411
JBG SMITH Properties	36,145	1,397,004
Life Storage Inc.(b)	15,478	1,521,023
National Health Investors Inc.	14,027	1,167,888
Paramount Group Inc.	67,790	981,599
Pebblebrook Hotel Trust	42,519	1,362,734
PotlatchDeltic Corp.	22,463	828,435
PS Business Parks Inc.	6,633	963,045
Rayonier Inc.	43,002	1,308,981
Retail Opportunity Investments Corp.	37,928	666,395

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust	58,191	$1,079,443
Ryman Hospitality Properties Inc.	17,050	1,369,968
Spirit Realty Capital Inc.	28,468	1,130,749
STAG Industrial Inc.	36,175	997,345
Taubman Centers Inc.	20,283	1,010,093
Uniti Group Inc.(a)(b)	59,447	1,183,590
Urban Edge Properties	38,016	776,287
Washington REIT	26,567	673,474

		28,538,256

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings Inc.(a)	22,472	591,238
Casey’s General Stores Inc.	12,158	1,564,491
Performance Food Group Co.(a)	34,928	1,193,141

		3,348,870

Food Products — 1.4%
Cal-Maine Foods Inc.	10,044	423,656
Fresh Del Monte Produce Inc.	9,984	319,288
Hain Celestial Group Inc. (The)(a)	29,710	544,584
J&J Snack Foods Corp.	4,993	770,670
Lancaster Colony Corp.	6,482	1,031,092

		3,089,290

Gas Utilities — 1.7%
New Jersey Resources Corp.	29,396	1,425,706
ONE Gas Inc.	17,446	1,433,189
South Jersey Industries Inc.	30,641	912,489

		3,771,384

Health Care Equipment & Supplies — 0.4%
Integer Holdings Corp.(a)	9,902	801,963

Health Care Providers & Services — 1.3%
Acadia Healthcare Co. Inc.(a)(b)	29,327	802,387
Premier Inc., Class A(a)(b)	17,806	708,501
Select Medical Holdings Corp.(a)	35,914	560,977
Tenet Healthcare Corp.(a)	27,558	606,000
Tivity Health Inc.(a)	13,624	303,270

		2,981,135

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	58,148	685,565

Hotels, Restaurants & Leisure — 3.1%
Bloomin’ Brands Inc.	30,490	561,931
Boyd Gaming Corp.	26,833	733,078
Cheesecake Factory Inc. (The)	13,880	622,934
Cracker Barrel Old Country Store Inc.	7,983	1,335,396
Dine Brands Global Inc.	5,885	448,849
Hyatt Hotels Corp., Class A	14,207	993,211
Jack in the Box Inc.	8,562	693,094
Papa John’s International Inc.	7,453	315,187
Red Rock Resorts Inc., Class A	23,127	586,963
SeaWorld Entertainment Inc.(a)	22,431	584,328

		6,874,971

Household Durables — 1.4%
Helen of Troy Ltd.(a)	8,770	1,017,671
KB Home	28,594	612,198
Tempur Sealy International Inc.(a)(b)	15,225	807,229
TopBuild Corp.(a)	11,741	620,042

		3,057,140

Independent Power and Renewable Electricity Producers — 0.1%
TerraForm Power Inc., Class A	27,145	322,483

65

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 4.5%
Enstar Group Ltd.(a)	5,011	$891,958
FBL Financial Group Inc., Class A	3,308	232,288
Horace Mann Educators Corp.	13,524	563,275
Kemper Corp.	20,104	1,511,419
Mercury General Corp.	9,002	465,403
National General Holdings Corp.	21,210	512,221
Navigators Group Inc. (The)	7,714	538,437
Primerica Inc.	14,183	1,593,744
ProAssurance Corp.	17,814	759,945
RLI Corp.	12,975	856,480
Selective Insurance Group Inc.	19,229	1,171,431
White Mountains Insurance Group Ltd.	1,057	944,514

		10,041,115
Interactive Media & Services — 0.2%
Cargurus Inc.(a)(b)	10,991	470,085

Internet & Direct Marketing Retail — 0.3%
Liberty Expedia Holdings Inc., Class A(a)	18,116	742,575

IT Services — 2.2%
CACI International Inc., Class A(a)	8,253	1,379,737
CoreLogic Inc.(a)	26,764	971,533
EVERTEC Inc.	20,027	554,147
ManTech International Corp./VA, Class A	8,813	496,789
MAXIMUS Inc.	21,301	1,493,839

		4,896,045

Machinery — 6.1%
Actuant Corp., Class A	20,280	464,209
Altra Industrial Motion Corp.	21,381	654,472
Barnes Group Inc.	15,683	926,552
Franklin Electric Co. Inc.	12,872	615,024
Gates Industrial Corp. PLC(a)	15,472	230,687
Harsco Corp.(a)	26,647	567,581
Hillenbrand Inc.	20,719	878,486
ITT Inc.	29,095	1,529,233
Mueller Industries Inc.	19,147	496,099
Mueller Water Products Inc., Class A	52,266	516,388
Oshkosh Corp.	23,879	1,792,119
Rexnord Corp.(a)	34,777	909,418
SPX FLOW Inc.(a)(b)	14,131	463,073
Terex Corp.	21,583	662,814
Watts Water Technologies Inc., Class A	9,240	691,799
Welbilt Inc.(a)(b)	43,282	606,814
Woodward Inc.	18,468	1,677,818

		13,682,586

Marine — 0.6%
Kirby Corp.(a)	17,896	1,340,589

Media — 2.2%
John Wiley & Sons Inc., Class A	15,038	778,668
Liberty Latin America Ltd., Class A(a)	14,391	250,907
Liberty Latin America Ltd., Class C, NVS(a)(b)	39,944	698,221
Meredith Corp.	13,260	719,620
Nexstar Media Group Inc., Class A	15,151	1,264,654
Tribune Media Co., Class A	26,783	1,229,607

		4,941,677

Metals & Mining — 1.3%
Allegheny Technologies Inc.(a)	41,746	1,143,423
Commercial Metals Co.	39,140	682,993
Kaiser Aluminum Corp.	5,478	549,827

Security	Shares	Value

Metals & Mining (continued)
Worthington Industries Inc.	13,356	$503,922

		2,880,165

Mortgage Real Estate Investment — 0.2%
Colony Credit Real Estate Inc.	27,718	463,168

Oil, Gas & Consumable Fuels — 1.8%
Carrizo Oil & Gas Inc.(a)	28,335	347,954
CNX Resources Corp.(a)	67,654	821,319
Denbury Resources Inc.(a)	153,162	310,919
Newfield Exploration Co.(a)	66,547	1,216,479
Oasis Petroleum Inc.(a)	88,778	534,444
SM Energy Co.(b)	34,232	671,632
Talos Energy Inc.(a)	7,160	136,756

		4,039,503

Personal Products — 0.5%
Nu Skin Enterprises Inc., Class A	18,450	1,211,242

Pharmaceuticals — 1.4%
Corcept Therapeutics Inc.(a)	34,886	390,025
Horizon Pharma PLC(a)	55,675	1,196,456
Innoviva Inc.(a)	22,493	384,630
Prestige Consumer Healthcare Inc.(a)	17,167	479,303
Zogenix Inc.(a)	13,928	609,350

		3,059,764

Professional Services — 0.8%
FTI Consulting Inc.(a)(b)	12,755	871,422
Korn Ferry	18,835	858,876

		1,730,298

Real Estate Management & Development — 0.6%
HFF Inc., Class A	12,990	538,046
Realogy Holdings Corp.	39,307	697,699

		1,235,745

Road & Rail — 1.2%
Avis Budget Group Inc.(a)	21,561	574,385
Genesee & Wyoming Inc., Class A(a)	19,394	1,522,817
Schneider National Inc., Class B	9,423	200,145
Werner Enterprises Inc.	14,657	482,508

		2,779,855

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Energy Industries Inc.(a)	12,769	654,922
Cirrus Logic Inc.(a)	19,903	739,396
Diodes Inc.(a)	13,176	443,109
Kulicke & Soffa Industries Inc.	22,302	502,464
MKS Instruments Inc.	17,931	1,463,708
Semtech Corp.(a)	21,858	1,061,424
Versum Materials Inc.	36,215	1,331,626

		6,196,649

Software — 1.2%
j2 Global Inc.	15,552	1,168,888
Progress Software Corp.	14,899	539,791
Verint Systems Inc.(a)	21,562	1,042,954

		2,751,633

Specialty Retail — 1.9%
Aaron’s Inc.	22,783	1,140,517
Children’s Place Inc. (The)	5,375	520,085
Guess? Inc.	18,847	367,705
Lithia Motors Inc., Class A	7,474	664,812
RH(a)	6,205	843,074

66

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Urban Outfitters Inc.(a)(b)	25,041	$808,824

		4,345,017

Textiles, Apparel & Luxury Goods — 2.4%
Deckers Outdoor Corp.(a)	9,673	1,242,497
G-III Apparel Group Ltd.(a)	13,939	486,053
Oxford Industries Inc.	5,631	431,222
Skechers U.S.A. Inc., Class A(a)	44,467	1,208,168
Steven Madden Ltd.	26,447	863,494
Wolverine World Wide Inc.	31,502	1,080,834

		5,312,268

Thrifts & Mortgage Finance — 1.9%
Axos Financial Inc.(a)(b)	18,364	557,531
Columbia Financial Inc.(a)	16,614	246,053
Essent Group Ltd.(a)	32,592	1,295,532
Radian Group Inc.	70,856	1,363,270
TFS Financial Corp.	17,724	289,078
WSFS Financial Corp.	10,422	439,496

		4,190,960
Tobacco — 0.2%
Vector Group Ltd.	36,064	396,704

Trading Companies & Distributors — 3.0%
Air Lease Corp.	33,171	1,258,508
Applied Industrial Technologies Inc.	12,886	760,403
GATX Corp.	12,493	945,470
Kaman Corp.	9,278	548,515
MRC Global Inc.(a)(b)	30,018	468,881
MSC Industrial Direct Co. Inc., Class A	15,081	1,259,113
Triton International Ltd.	16,963	609,820
Univar Inc.(a)	38,142	794,498

		6,645,208

Security	Shares	Value

Water Utilities — 0.7%
American States Water Co.	12,212	$826,997
California Water Service Group	15,979	791,280

		1,618,277

Total Common Stocks — 100.0% (Cost: $203,995,840)		222,767,845

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	13,129,851	13,133,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	148,122	148,122

		13,281,912

Total Short-Term Investments — 5.9% (Cost: $13,277,973)		13,281,912

Total Investments in Securities — 105.9% (Cost: $217,273,813)		236,049,757

Other Assets, Less Liabilities — (5.9)%		(13,244,002)

Net Assets — 100.0%		$222,805,755

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	18,537,935	(5,408,084)	13,129,851	$13,133,790	$86,321	(a)	$1,175	$2,414
BlackRock Cash Funds: Treasury, SL Agency Shares	172,408	(24,286)	148,122	148,122	3,913		—	—

				$13,281,912	$90,234		$1,175	$2,414

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

67

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$222,767,845	$—	$—	$222,767,845
Money Market Funds	13,281,912	—	—	13,281,912

	$236,049,757	$—	$—	$236,049,757

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

68

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
AAR Corp.	9,455	$356,264
Aerovironment Inc.(a)	6,223	483,278
Axon Enterprise Inc.(a)(b)	17,080	871,251
Cubic Corp.	8,347	536,462
Mercury Systems Inc.(a)(b)	14,143	829,204

		3,076,459
Air Freight & Logistics — 0.3%
Forward Air Corp.	8,533	499,436

Auto Components — 0.6%
Fox Factory Holding Corp.(a)	11,101	658,622
Gentherm Inc.(a)	10,121	430,750

		1,089,372

Banks — 1.7%
First Financial Bankshares Inc.	19,789	1,209,108
Pinnacle Financial Partners Inc.	21,395	1,150,409
ServisFirst Bancshares Inc.	13,392	451,980

		2,811,497

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,514	626,388
National Beverage Corp.	3,517	294,866

		921,254

Biotechnology — 11.5%
ACADIA Pharmaceuticals Inc.(a)	32,736	745,726
Acceleron Pharma Inc.(a)	12,651	536,402
Agios Pharmaceuticals Inc.(a)(b)	14,791	792,798
Amicus Therapeutics Inc.(a)	55,313	665,968
Arena Pharmaceuticals Inc.(a)(b)	14,437	663,669
Blueprint Medicines Corp.(a)(b)	12,843	925,852
CRISPR Therapeutics AG(a)(b)	8,364	271,244
Emergent BioSolutions Inc.(a)	13,100	817,309
Enanta Pharmaceuticals Inc.(a)	4,567	362,757
Exelixis Inc.(a)(b)	87,367	2,059,240
FibroGen Inc.(a)	22,100	1,254,175
Genomic Health Inc.(a)	6,122	464,109
Global Blood Therapeutics Inc.(a)	16,226	777,388
Halozyme Therapeutics Inc.(a)	36,750	594,615
Heron Therapeutics Inc.(a)(b)	20,062	539,668
Intercept Pharmaceuticals Inc.(a)	6,412	773,800
Intrexon Corp.(a)(b)	20,700	158,562
Ironwood Pharmaceuticals Inc.(a)(b)	40,934	559,158
Ligand Pharmaceuticals Inc.(a)(b)	6,211	733,519
Loxo Oncology Inc.(a)	8,230	1,930,758
Madrigal Pharmaceuticals Inc.(a)	2,404	278,287
Myriad Genetics Inc.(a)(b)	21,846	615,839
PTC Therapeutics Inc.(a)	13,612	423,742
Puma Biotechnology Inc.(a)	8,850	246,738
Repligen Corp.(a)	11,406	650,256
Spark Therapeutics Inc.(a)(b)	9,461	452,425
Ultragenyx Pharmaceutical Inc.(a)(b)	13,893	685,203
Xencor Inc.(a)	13,967	504,209

		19,483,416

Building Products — 2.0%
AAON Inc.	11,787	435,412
Armstrong World Industries Inc.	14,484	985,491
Simpson Manufacturing Co. Inc.	12,089	742,023

Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)(b)	17,169	$1,197,709

		3,360,635

Capital Markets — 0.1%
Focus Financial Partners Inc., Class A(a)	5,685	159,862

Chemicals — 1.8%
Balchem Corp.	9,423	782,297
Ingevity Corp.(a)(b)	12,264	1,153,675
Livent Corp.(a)	5,876	74,390
PQ Group Holdings Inc.(a)	10,636	160,072
Quaker Chemical Corp.	3,896	796,576

		2,967,010

Commercial Services & Supplies — 3.2%
Advanced Disposal Services Inc.(a)	20,985	528,822
Cimpress NV(a)(b)	8,394	698,129
Clean Harbors Inc.(a)(b)	14,892	881,755
Healthcare Services Group Inc.	21,565	940,665
Mobile Mini Inc.	13,060	493,537
MSA Safety Inc.	10,228	1,024,641
Tetra Tech Inc.	16,176	892,754

		5,460,303

Communications Equipment — 1.0%
InterDigital Inc.	9,889	720,018
Lumentum Holdings Inc.(a)	21,520	1,052,543

		1,772,561

Consumer Finance — 1.2%
FirstCash Inc.	12,808	1,055,764
Green Dot Corp., Class A(a)(b)	13,860	1,025,917

		2,081,681
Distributors — 0.2%
Core-Mark Holding Co. Inc.	13,258	369,633

Diversified Consumer Services — 1.5%
Chegg Inc.(a)(b)	30,217	1,064,243
Sotheby’s(a)	9,546	385,563
Strategic Education Inc.	6,344	694,033
Weight Watchers International Inc.(a)	11,245	359,840

		2,503,679

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings Inc.	12,222	592,156

Electronic Equipment, Instruments & Components — 3.0%
Dolby Laboratories Inc., Class A	18,702	1,208,710
II-VI Inc.(a)(b)	17,465	662,971
Itron Inc.(a)	9,790	534,828
Littelfuse Inc.	7,351	1,291,718
Novanta Inc.(a)	9,588	668,092
Rogers Corp.(a)(b)	5,374	682,014

		5,048,333

Energy Equipment & Services — 1.5%
Apergy Corp.(a)	22,600	759,812
Core Laboratories NV	12,920	871,583
Keane Group Inc.(a)	12,510	126,101
Patterson-UTI Energy Inc.	63,531	770,631

		2,528,127

Entertainment — 1.3%
World Wrestling Entertainment Inc., Class A	12,686	1,044,565
Zynga Inc., Class A(a)	243,524	1,090,988

		2,135,553

69

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 4.0%
Alexander & Baldwin Inc.	19,784	$455,823
CoreSite Realty Corp.	10,724	1,059,424
Corporate Office Properties Trust	31,808	785,340
First Industrial Realty Trust Inc.	36,909	1,207,663
Physicians Realty Trust	53,277	964,846
QTS Realty Trust Inc., Class A	14,905	627,650
Rexford Industrial Realty Inc.	27,115	911,064
Terreno Realty Corp.	17,280	697,075

		6,708,885

Food & Staples Retailing — 0.8%
PriceSmart Inc.	6,627	405,904
Sprouts Farmers Market Inc.(a)(b)	37,288	894,166

		1,300,070
Food Products — 0.2%
Calavo Growers Inc.	4,536	369,049

Health Care Equipment & Supplies — 8.5%
Avanos Medical Inc.(a)	13,859	631,277
Cantel Medical Corp.(b)	10,607	863,622
CONMED Corp.	7,562	531,987
Glaukos Corp.(a)	9,791	624,568
Globus Medical Inc., Class A(a)	22,214	1,000,741
Inogen Inc.(a)	5,157	779,790
Integra LifeSciences Holdings Corp.(a)	20,659	978,410
iRhythm Technologies Inc.(a)(b)	6,430	546,550
Merit Medical Systems Inc.(a)	16,023	905,780
Neogen Corp.(a)	15,194	925,466
Nevro Corp.(a)	8,748	424,803
Novocure Ltd.(a)	19,818	971,082
NuVasive Inc.(a)(b)	15,026	753,404
NxStage Medical Inc.(a)	19,431	564,859
Penumbra Inc.(a)(b)	9,074	1,320,358
Quidel Corp.(a)(b)	10,230	593,647
STAAR Surgical Co.(a)	8,193	292,736
Tandem Diabetes Care Inc.(a)	16,764	728,899
Wright Medical Group NV(a)(b)	33,992	1,014,321

		14,452,300

Health Care Providers & Services — 2.7%
Amedisys Inc.(a)	8,480	1,112,237
AMN Healthcare Services Inc.(a)(b)	13,695	887,299
BioTelemetry Inc.(a)	9,732	698,952
Diplomat Pharmacy Inc.(a)(b)	16,419	238,076
Ensign Group Inc. (The)(b)	14,371	626,144
Guardant Health Inc.(a)	3,739	150,831
LHC Group Inc.(a)(b)	8,526	901,454

		4,614,993

Health Care Technology — 2.6%
Evolent Health Inc., Class A(a)(b)	20,680	365,622
HMS Holdings Corp.(a)	24,519	735,325
Medidata Solutions Inc.(a)	17,881	1,268,836
Omnicell Inc.(a)(b)	11,579	754,140
Teladoc Health Inc.(a)(b)	20,486	1,315,201

		4,439,124

Hotels, Restaurants & Leisure — 5.6%
Belmond Ltd., Class A(a)	26,183	652,480
Choice Hotels International Inc.	9,979	789,938
Churchill Downs Inc.(b)	10,470	963,031
Dave & Buster’s Entertainment Inc.	11,347	583,803
Eldorado Resorts Inc.(a)(b)	18,996	885,594

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	11,958	$1,058,761
Planet Fitness Inc., Class A(a)	25,764	1,492,251
Shake Shack Inc., Class A(a)	7,498	358,104
Texas Roadhouse Inc.	19,444	1,182,973
Wendy’s Co. (The)	54,657	946,659
Wingstop Inc.(b)	8,561	562,030

		9,475,624

Household Durables — 1.1%
Cavco Industries Inc.(a)	2,482	412,732
iRobot Corp.(a)(b)	8,090	726,401
Roku Inc.(a)(b)	14,668	659,326

		1,798,459
Household Products — 0.4%
WD-40 Co.	4,045	735,179

Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies Inc.	14,807	854,512

Industrial Conglomerates — 0.2%
Raven Industries Inc.	10,430	385,806

Interactive Media & Services — 1.0%
Eventbrite Inc., Class A(a)(b)	3,311	99,363
Match Group Inc.	15,338	820,430
Yelp Inc.(a)	22,336	813,477

		1,733,270

Internet & Direct Marketing Retail — 1.2%
Groupon Inc.(a)	120,088	452,732
Shutterfly Inc.(a)	9,820	451,327
Shutterstock Inc.(b)	5,387	215,534
Stamps.com Inc.(a)(b)	4,972	925,190

		2,044,783

IT Services — 1.7%
ExlService Holdings Inc.(a)	10,010	575,575
GTT Communications Inc.(a)(b)	9,679	247,782
LiveRamp Holdings Inc.(a)	19,875	863,370
MongoDB Inc.(a)(b)	8,071	745,438
Virtusa Corp.(a)	7,983	387,335

		2,819,500
Leisure Products — 0.3%
Callaway Golf Co.	25,769	419,777

Life Sciences Tools & Services — 1.3%
Cambrex Corp.(a)(b)	9,807	428,076
Medpace Holdings Inc.(a)(b)	7,595	489,118
NeoGenomics Inc.(a)	27,181	451,748
Syneos Health Inc.(a)	17,797	908,359

		2,277,301

Machinery — 2.8%
Albany International Corp., Class A	8,474	581,825
Chart Industries Inc.(a)	9,118	681,115
ESCO Technologies Inc.	7,572	493,013
John Bean Technologies Corp.	9,236	733,708
Proto Labs Inc.(a)	7,910	982,026
RBC Bearings Inc.(a)(b)	7,238	1,009,122
Sun Hydraulics Corp.	8,407	297,776

		4,778,585
Media — 0.6%
New York Times Co. (The), Class A	41,251	1,060,563

70

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.4%
Carpenter Technology Corp.	13,842	$654,173

Oil, Gas & Consumable Fuels — 2.1%
Callon Petroleum Co.(a)	66,502	541,326
Extraction Oil & Gas Inc.(a)(b)	33,762	133,022
Jagged Peak Energy Inc.(a)(b)	17,933	188,835
Kosmos Energy Ltd.(a)	68,223	349,984
Matador Resources Co.(a)	30,255	589,973
PDC Energy Inc.(a)(b)	19,309	628,894
Range Resources Corp.	60,514	667,469
Tellurian Inc.(a)(b)	27,211	272,110
WildHorse Resource Development Corp.(a)	7,344	124,628

		3,496,241

Personal Products — 0.7%
Inter Parfums Inc.	5,007	332,765
Medifast Inc.	3,496	444,831
USANA Health Sciences Inc.(a)	3,994	467,698

		1,245,294

Pharmaceuticals — 1.5%
Aerie Pharmaceuticals Inc.(a)(b)	11,423	537,109
Medicines Co. (The)(a)(b)	19,069	440,685
MyoKardia Inc.(a)(b)	9,696	401,220
Pacira Pharmaceuticals Inc./DE(a)	12,014	488,730
Supernus Pharmaceuticals Inc.(a)	15,270	582,245

		2,449,989

Professional Services — 2.5%
ASGN Inc.(a)	15,334	965,889
Exponent Inc.	15,199	759,342
Insperity Inc.	11,118	1,186,068
TriNet Group Inc.(a)	12,762	582,713
Upwork Inc.(a)	17,588	339,624
WageWorks Inc.(a)	11,508	363,078

		4,196,714

Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings Inc.	36,661	732,853
Redfin Corp.(a)(b)	19,750	353,328

		1,086,181

Road & Rail — 1.2%
Heartland Express Inc.	13,784	275,818
Landstar System Inc.	12,014	1,220,382
Saia Inc.(a)	7,508	450,255

		1,946,455

Semiconductors & Semiconductor Equipment — 4.6%
Brooks Automation Inc.	20,974	652,921
Cabot Microelectronics Corp.	8,373	853,125
Cree Inc.(a)(b)	29,969	1,511,337
Entegris Inc.	41,299	1,364,932
Mellanox Technologies Ltd.(a)(b)	13,301	1,242,446
Power Integrations Inc.	8,570	565,620
Silicon Laboratories Inc.(a)	12,608	964,512
SolarEdge Technologies Inc.(a)	12,567	550,309

		7,705,202

Software — 14.3%
2U Inc.(a)(b)	16,926	962,243
8x8 Inc.(a)	27,869	490,773
ACI Worldwide Inc.(a)(b)	33,891	1,001,818
Alarm.com Holdings Inc.(a)(b)	10,240	644,403
Alteryx Inc., Class A(a)(b)	8,797	625,906

Security	Shares	Value

Software (continued)
Anaplan Inc.(a)	4,602	$144,457
Avalara Inc.(a)	2,103	83,847
Blackbaud Inc.	14,192	1,016,147
Blackline Inc.(a)	10,699	509,058
Bottomline Technologies de Inc.(a)	10,695	552,397
Box Inc., Class A(a)(b)	41,900	876,548
Cision Ltd.(a)	19,634	243,462
Cloudera Inc.(a)	63,895	862,582
CommVault Systems Inc.(a)	11,362	750,687
Cornerstone OnDemand Inc.(a)	15,586	893,701
Coupa Software Inc.(a)(b)	15,100	1,313,096
Dropbox Inc., Class A(a)	26,996	667,071
Ebix Inc.(b)	6,538	373,451
Ellie Mae Inc.(a)	10,181	771,720
Envestnet Inc.(a)(b)	13,361	724,834
FireEye Inc.(a)	57,570	1,017,838
Five9 Inc.(a)	17,174	878,107
Manhattan Associates Inc.(a)	19,104	931,702
Mimecast Ltd.(a)(b)	9,364	351,805
MINDBODY Inc., Class A(a)	9,351	340,937
Paylocity Holding Corp.(a)	9,257	657,525
Pegasystems Inc.(b)	10,809	608,439
Pivotal Software Inc., Class A(a)	12,354	228,425
Pluralsight Inc., Class A(a)	6,148	184,317
Q2 Holdings Inc.(a)	10,774	640,299
Qualys Inc.(a)(b)	9,896	856,301
Rapid7 Inc.(a)	12,031	483,406
SailPoint Technologies Holding Inc.(a)	18,983	541,965
SPS Commerce Inc.(a)	5,162	457,663
Tenable Holdings Inc.(a)(b)	3,217	89,047
Trade Desk Inc. (The), Class A(a)(b)	10,593	1,511,409
Varonis Systems Inc.(a)(b)	8,610	508,679
Yext Inc.(a)	17,848	278,250
Zscaler Inc.(a)	4,169	201,654

		24,275,969

Specialty Retail — 1.2%
At Home Group Inc.(a)(b)	7,923	174,623
Floor & Decor Holdings Inc., Class A(a)	16,780	575,386
Monro Inc.	9,639	690,731
National Vision Holdings Inc.(a)(b)	18,490	587,242

		2,027,982

Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage Inc., Class A(a)(b)	50,613	906,479

Thrifts & Mortgage Finance — 0.4%
LendingTree Inc.(a)(b)	2,174	644,243

Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply Inc.(a)(b)	11,933	636,029

Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.	13,468	641,481
U.S. Cellular Corp.(a)	4,139	238,323

		879,804

Total Common Stocks — 100.0% (Cost: $151,990,038)		169,279,502

71

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 21.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	35,882,226	$35,892,991
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	67,324	67,324

		35,960,315

Total Short-Term Investments — 21.2% (Cost: $35,951,114)		35,960,315

Total Investments in Securities — 121.2% (Cost: $187,941,152)		205,239,817

Other Assets, Less Liabilities — (21.2)%		(35,895,754)

Net Assets — 100.0%		$169,344,063

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	34,493,817	1,388,409	35,882,226	$35,892,991	$120,179	(a)	$(96)	$6,287
BlackRock Cash Funds: Treasury, SL Agency Shares	178,468	(111,144)	67,324	67,324	1,888		—	—

				$35,960,315	$122,067		$(96)	$6,287

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$169,279,502	$—	$—	$169,279,502
Money Market Funds	35,960,315	—	—	35,960,315

	$205,239,817	$—	$—	$205,239,817

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

72

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Esterline Technologies Corp.(a)	19,445	$2,366,457

Airlines — 1.5%
Hawaiian Holdings Inc.	36,145	1,157,363
SkyWest Inc.	37,823	1,927,082
Spirit Airlines Inc.(a)	49,936	2,937,235

		6,021,680

Auto Components — 2.2%
Adient PLC	63,548	1,254,438
American Axle & Manufacturing Holdings Inc.(a)	81,725	1,207,896
Cooper Tire & Rubber Co.	36,494	1,284,589
Cooper-Standard Holdings Inc.(a)	12,048	921,190
Dana Inc.	105,436	1,857,782
Delphi Technologies PLC	64,744	1,159,565
Tenneco Inc., Class A	36,752	1,274,559

		8,960,019

Banks — 15.4%
Associated Banc-Corp.	120,829	2,615,948
BancorpSouth Bank	66,109	1,929,061
Bank of Hawaii Corp.	30,431	2,353,229
Banner Corp.	21,745	1,185,972
Berkshire Hills Bancorp. Inc.	29,658	808,181
Cadence BanCorp	90,110	1,689,562
Cathay General Bancorp	56,137	2,083,805
Chemical Financial Corp.	52,072	2,315,121
Columbia Banking System Inc.	53,529	1,967,191
First Busey Corp.	31,695	784,768
First Commonwealth Financial Corp.	37,526	510,354
First Financial Bancorp	71,540	1,883,648
First Hawaiian Inc.	65,862	1,694,629
First Midwest Bancorp. Inc.	77,733	1,711,681
FNB Corp.	236,360	2,753,594
Fulton Financial Corp.	128,346	2,059,953
Great Western Bancorp. Inc.	42,136	1,486,979
Hancock Whitney Corp.	62,073	2,549,959
Hilltop Holdings Inc.	53,088	977,350
Hope Bancorp Inc.	88,998	1,273,561
IBERIABANK Corp.	40,483	2,991,289
International Bancshares Corp.	40,020	1,419,509
NBT Bancorp. Inc.	31,767	1,131,541
Old National Bancorp./IN	109,563	1,768,347
Park National Corp.	9,954	935,875
Renasant Corp.	34,979	1,242,454
S&T Bancorp. Inc.	25,467	978,442
Simmons First National Corp., Class A	67,314	1,665,348
TCF Financial Corp.	121,574	2,694,080
TowneBank/Portsmouth VA	47,653	1,237,072
Trustmark Corp.	48,805	1,538,822
Umpqua Holdings Corp.	160,520	2,837,994
United Bankshares Inc./WV	75,261	2,661,982
Valley National Bancorp	241,605	2,442,627
WesBanco Inc.	39,793	1,615,994
Westamerica Bancorp	19,443	1,218,298

		63,014,220

Building Products — 0.5%
JELD-WEN Holding Inc.(a)(b)	49,816	888,718
Masonite International Corp.(a)	19,532	1,117,230

		2,005,948

Security	Shares	Value

Capital Markets — 1.7%
Artisan Partners Asset Management Inc., Class A	37,151	$866,361
BGC Partners Inc., Class A	199,695	1,236,112
Federated Investors Inc., Class B	69,966	1,828,212
Legg Mason Inc.	62,336	1,857,613
Waddell & Reed Financial Inc., Class A	57,301	980,993

		6,769,291

Chemicals — 2.5%
Ashland Global Holdings Inc.	45,543	3,456,714
Cabot Corp.	43,752	2,051,531
Kronos Worldwide Inc.	16,112	212,195
Minerals Technologies Inc.	25,700	1,505,249
Stepan Co.	14,770	1,298,726
Trinseo SA	30,845	1,512,947

		10,037,362

Commercial Services & Supplies — 1.6%
Deluxe Corp.	33,750	1,585,238
HNI Corp.	32,060	1,246,172
Matthews International Corp., Class A	23,617	1,050,720
Stericycle Inc.(a)(b)	62,068	2,735,957

		6,618,087

Communications Equipment — 0.4%
EchoStar Corp., Class A(a)(b)	35,627	1,459,994

Construction & Engineering — 0.4%
KBR Inc.	102,678	1,766,062

Consumer Finance — 0.9%
Navient Corp.	167,335	1,907,619
OneMain Holdings Inc.(a)	54,432	1,626,972

		3,534,591

Containers & Packaging — 1.5%
Bemis Co. Inc.	66,559	3,250,741
Greif Inc., Class A, NVS	19,155	747,045
Owens-Illinois Inc.	115,666	2,321,417

		6,319,203

Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	3,162	2,102,730

Electric Utilities — 3.6%
ALLETE Inc.	37,618	2,894,329
El Paso Electric Co.	29,864	1,568,457
Hawaiian Electric Industries Inc.	79,637	2,961,700
MGE Energy Inc.	25,267	1,624,921
PNM Resources Inc.	58,307	2,483,295
Portland General Electric Co.	65,258	3,153,267

		14,685,969

Electrical Equipment — 1.3%
nVent Electric PLC	119,004	2,977,480
Regal Beloit Corp.	31,586	2,424,541

		5,402,021

Electronic Equipment, Instruments & Components — 3.9%
Anixter International Inc.(a)	21,151	1,284,077
AVX Corp.	35,059	622,297
Flex Ltd.(a)	388,299	3,735,436
Jabil Inc.	105,209	2,803,820
Plexus Corp.(a)	23,022	1,291,995
Sanmina Corp.(a)	50,124	1,564,871
Tech Data Corp.(a)	27,199	2,601,040

73

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	96,293	$1,877,714

		15,781,250

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling Inc.(a)(b)	47,259	516,541
Ensco PLC, Class A	319,797	1,407,107
Frank’s International NV(a)	54,127	307,983
McDermott International Inc.(a)(b)	132,121	1,165,307
Nabors Industries Ltd.	238,215	705,116
Oceaneering International Inc.(a)	72,090	1,131,092
Rowan Companies PLC, Class A(a)	92,968	1,133,280
Weatherford International PLC(a)	732,307	474,828

		6,841,254

Equity Real Estate Investment Trusts (REITs) — 11.0%
American Assets Trust Inc.	27,756	1,191,843
Apple Hospitality REIT Inc.	156,736	2,572,038
Chesapeake Lodging Trust	44,018	1,253,633
Colony Capital Inc.	357,359	2,169,169
Columbia Property Trust Inc.	85,984	1,897,667
CoreCivic Inc.	86,500	1,718,755
DiamondRock Hospitality Co.	151,541	1,539,657
Equity Commonwealth	88,871	2,875,866
GEO Group Inc. (The)	88,770	2,001,763
Hospitality Properties Trust	119,852	3,195,254
Lexington Realty Trust(b)	153,264	1,472,867
LTC Properties Inc.	28,904	1,371,206
Mack-Cali Realty Corp.	65,829	1,356,077
Outfront Media Inc.	101,639	2,109,009
Piedmont Office Realty Trust Inc., Class A	93,562	1,811,360
Retail Properties of America Inc., Class A	157,034	1,984,910
Sabra Health Care REIT Inc.	129,942	2,669,009
Senior Housing Properties Trust	173,268	2,385,900
SITE Centers Corp.	106,741	1,395,105
Sunstone Hotel Investors Inc.	166,356	2,378,891
Tanger Factory Outlet Centers Inc.	68,314	1,554,143
Weingarten Realty Investors	87,378	2,506,875
Xenia Hotels & Resorts Inc.	82,038	1,539,853

		44,950,850

Food Products — 2.6%
B&G Foods Inc.	48,055	1,281,146
Darling Ingredients Inc.(a)	120,010	2,552,613
Flowers Foods Inc.	133,727	2,629,073
Sanderson Farms Inc.	14,648	1,803,169
TreeHouse Foods Inc.(a)	40,813	2,381,846

		10,647,847

Gas Utilities — 1.8%
Northwest Natural Holding Co.(b)	21,023	1,316,040
Southwest Gas Holdings Inc.	38,628	3,025,345
Spire Inc.	36,935	2,931,531

		7,272,916

Health Care Providers & Services — 1.4%
Brookdale Senior Living Inc.(a)	137,359	1,119,476
Magellan Health Inc.(a)	16,736	1,090,517
MEDNAX Inc.(a)(b)	65,173	2,353,397
Patterson Companies Inc.	60,482	1,348,144

		5,911,534

Hotels, Restaurants & Leisure — 2.8%
Brinker International Inc.	28,133	1,139,949
Extended Stay America Inc.	137,232	2,346,667

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Inc.(a)	70,630	$2,142,914
Penn National Gaming Inc.(a)	78,831	1,910,864
Scientific Games Corp./DE, Class A(a)(b)	40,103	1,004,981
Wyndham Destinations Inc.	71,028	2,993,120

		11,538,495

Household Durables — 1.5%
MDC Holdings Inc.	33,137	1,091,201
Meritage Homes Corp.(a)	27,634	1,245,741
Taylor Morrison Home Corp., Class A(a)	86,498	1,634,812
TRI Pointe Group Inc.(a)	103,643	1,393,998
Tupperware Brands Corp.	35,543	969,258

		6,335,010

Household Products — 1.3%
Central Garden & Pet Co.(a)(b)	7,553	296,153
Central Garden & Pet Co., Class A, NVS(a)	30,123	1,072,982
Energizer Holdings Inc.	46,418	2,200,213
Spectrum Brands Holdings Inc.	33,098	1,849,516

		5,418,864

Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy Inc., Class A	25,304	371,969
Clearway Energy Inc., Class C	53,831	812,310
Pattern Energy Group Inc., Class A	66,747	1,420,376

		2,604,655

Insurance — 3.5%
American Equity Investment Life Holding Co.	65,722	2,058,413
American National Insurance Co.	6,345	883,161
Argo Group International Holdings Ltd.	24,700	1,648,478
Aspen Insurance Holdings Ltd.	43,511	1,815,714
Assured Guaranty Ltd.	77,015	3,123,728
CNO Financial Group Inc.	120,003	2,145,654
Employers Holdings Inc.	22,632	958,918
Genworth Financial Inc., Class A(a)	364,973	1,766,469

		14,400,535

Interactive Media & Services — 0.3%
Cars.com Inc.(a)	46,393	1,266,993

IT Services — 1.9%
Conduent Inc.(a)	133,978	1,708,220
Perspecta Inc.	103,089	2,066,934
Science Applications International Corp.	37,058	2,488,074
Travelport Worldwide Ltd.	95,635	1,497,644

		7,760,872

Leisure Products — 0.1%
Acushnet Holdings Corp.	24,959	573,808

Machinery — 3.0%
Colfax Corp.(a)(b)	69,190	1,712,452
Greenbrier Companies Inc. (The)	23,817	1,010,079
Kennametal Inc.	59,840	2,248,787
Meritor Inc.(a)(b)	62,429	1,291,032
Navistar International Corp.(a)	47,560	1,561,870
Timken Co. (The)	50,418	2,147,303
Trinity Industries Inc.	106,629	2,492,986

		12,464,509

Media — 1.8%
AMC Networks Inc., Class A(a)(b)	32,831	2,066,383
Gray Television Inc.(a)	56,218	939,403
MSG Networks Inc., Class A(a)(b)	44,631	999,734
Sinclair Broadcast Group Inc., Class A	52,326	1,612,164

74

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
TEGNA Inc.	156,921	$1,842,253

		7,459,937

Metals & Mining — 0.9%
Cleveland-Cliffs Inc.(b)	217,208	2,326,297
Compass Minerals International Inc.	24,767	1,294,076

		3,620,373

Mortgage Real Estate Investment — 3.6%
Apollo Commercial Real Estate Finance Inc.	81,949	1,491,472
Blackstone Mortgage Trust Inc., Class A(b)	88,472	3,051,399
Chimera Investment Corp.	136,870	2,604,636
Invesco Mortgage Capital Inc.	81,377	1,310,170
Ladder Capital Corp.	63,517	1,099,479
MFA Financial Inc.	327,648	2,401,660
Two Harbors Investment Corp.	180,806	2,637,960

		14,596,776

Multi-Utilities — 1.7%
Avista Corp.	48,113	2,013,529
Black Hills Corp.	39,504	2,681,927
NorthWestern Corp.	36,676	2,343,963

		7,039,419

Multiline Retail — 0.5%
Big Lots Inc.	29,743	938,094
Dillard’s Inc., Class A	13,467	899,461

		1,837,555

Oil, Gas & Consumable Fuels — 4.3%
Arch Coal Inc., Class A	13,811	1,217,163
California Resources Corp.(a)(b)	35,532	715,970
Chesapeake Energy Corp.(a)(b)	760,228	2,166,650
CVR Energy Inc.	21,330	856,400
Delek U.S. Holdings Inc.	55,261	1,796,535
Gulfport Energy Corp.(a)	115,382	968,055
Peabody Energy Corp.	56,748	2,025,904
QEP Resources Inc.(a)	173,229	1,432,604
SemGroup Corp., Class A	48,022	769,312
Southwestern Energy Co.(a)	423,660	1,851,394
SRC Energy Inc.(a)	177,495	873,275
Whiting Petroleum Corp.(a)	66,321	1,898,770
World Fuel Services Corp.	49,431	1,230,338

		17,802,370

Paper & Forest Products — 1.1%
Domtar Corp.	45,846	2,150,177
Louisiana-Pacific Corp.	102,896	2,508,605

		4,658,782

Personal Products — 0.4%
Edgewell Personal Care Co.(a)	39,387	1,553,817

Pharmaceuticals — 0.7%
Endo International PLC(a)	146,083	1,424,309
Mallinckrodt PLC(a)(b)	60,955	1,332,477

		2,756,786

Professional Services — 0.1%
Kelly Services Inc., Class A, NVS	22,814	511,034

Real Estate Management & Development — 0.4%
Cushman & Wakefield PLC(a)	34,775	599,521
Newmark Group Inc., Class A	108,974	1,138,778

		1,738,299

Security	Shares	Value

Road & Rail — 0.5%
Ryder System Inc.	38,693	$2,240,712

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology Inc.(a)	95,742	765,936

Software — 1.5%
Avaya Holdings Corp.(a)	75,331	1,273,847
Teradata Corp.(a)	86,374	3,833,278
TiVo Corp.	90,323	1,005,295

		6,112,420

Specialty Retail — 4.7%
American Eagle Outfitters Inc.	123,322	2,604,561
AutoNation Inc.(a)	41,946	1,625,407
Bed Bath & Beyond Inc.	100,617	1,518,310
Dick’s Sporting Goods Inc.	53,761	1,898,301
DSW Inc., Class A	50,076	1,364,571
GameStop Corp., Class A	74,588	845,828
Michaels Companies Inc. (The)(a)(b)	65,513	908,010
Murphy USA Inc.(a)	21,854	1,607,362
Penske Automotive Group Inc.	26,699	1,251,649
Sally Beauty Holdings Inc.(a)	87,567	1,507,904
Signet Jewelers Ltd.	37,836	921,685
Williams-Sonoma Inc.	58,420	3,179,801

		19,233,389

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.(a)(b)	86,149	2,304,486

Thrifts & Mortgage Finance — 2.3%
Capitol Federal Financial Inc.	102,940	1,324,838
Flagstar Bancorp. Inc.(a)	21,776	671,789
MGIC Investment Corp.(a)	263,542	3,289,004
Northwest Bancshares Inc.	75,481	1,331,485
Provident Financial Services Inc.	44,982	1,111,505
Washington Federal Inc.	59,287	1,724,659

		9,453,280

Tobacco — 0.3%
Universal Corp./VA	18,268	1,054,064

Trading Companies & Distributors — 1.1%
Aircastle Ltd.	39,976	833,100
Beacon Roofing Supply Inc.(a)	49,676	1,804,729
WESCO International Inc.(a)	34,030	1,783,172

		4,421,001

Transportation Infrastructure — 0.6%
Macquarie Infrastructure Corp.	56,176	2,425,118

Wireless Telecommunication Services — 0.6%
Telephone & Data Systems Inc.	67,750	2,453,905

Total Common Stocks — 99.9% (Cost: $410,918,652)		408,872,485

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	17,459,460	17,464,698

75

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	512,503	$512,503

		17,977,201

Total Short-Term Investments — 4.4% (Cost: $17,971,963)		17,977,201

Total Investments in Securities — 104.3% (Cost: $428,890,615)		426,849,686

Other Assets, Less Liabilities — (4.3)%		(17,461,476)

Net Assets — 100.0%		$409,388,210

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,562,106	(17,102,646)	17,459,460	$17,464,698	$136,223	(a)	$2,936	$2,111
BlackRock Cash Funds: Treasury, SL Agency Shares	415,787	96,716	512,503	512,503	6,548		—	—

				$17,977,201	$142,771		$2,936	$2,111

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$408,872,485	$—	$—	$408,872,485
Money Market Funds	17,977,201	—	—	17,977,201

	$426,849,686	$—	$—	$426,849,686

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

76

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Spirit AeroSystems Holdings Inc., Class A	11,798	$983,953
Wesco Aircraft Holdings Inc.(a)(b)	5,357	46,820

		1,030,773

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	15,348	1,331,746
Echo Global Logistics Inc.(a)	3,011	71,541
Expeditors International of Washington Inc.	19,315	1,338,530
United Parcel Service Inc., Class B	76,720	8,086,288

		10,828,105

Airlines — 0.1%
Delta Air Lines Inc.	19,148	946,486
Southwest Airlines Co.	15,871	900,838

		1,847,324

Auto Components — 0.3%
Aptiv PLC	29,219	2,312,099
Autoliv Inc.	9,676	772,629
BorgWarner Inc.	23,142	946,508

		4,031,236

Automobiles — 0.4%
Harley-Davidson Inc.	18,244	672,474
Tesla Inc.(a)(b)	14,140	4,341,263

		5,013,737

Banks — 2.1%
Bank of Hawaii Corp.	4,587	354,713
BB&T Corp.	85,577	4,176,158
Cathay General Bancorp	8,570	318,118
CIT Group Inc.	12,536	579,038
Citizens Financial Group Inc.	52,713	1,788,025
Comerica Inc.	18,985	1,494,879
First Republic Bank/CA	18,025	1,741,756
Heartland Financial USA Inc.	3,440	156,038
International Bancshares Corp.	6,280	222,752
KeyCorp	116,489	1,918,574
M&T Bank Corp.	15,125	2,488,667
Old National Bancorp./IN	15,324	247,329
People’s United Financial Inc.	42,454	695,396
PNC Financial Services Group Inc. (The)	51,282	6,290,763
Regions Financial Corp.	122,093	1,852,151
Signature Bank/New York NY	6,143	782,065
SVB Financial Group(a)	5,892	1,375,075
Umpqua Holdings Corp.	24,595	434,840

		26,916,337

Beverages — 1.7%
Coca-Cola Co. (The)	447,039	21,515,987

Biotechnology — 4.6%
AbbVie Inc.	167,548	13,452,429
Amgen Inc.	71,618	13,400,444
Biogen Inc.(a)	22,289	7,439,622
BioMarin Pharmaceutical Inc.(a)	19,666	1,930,611
Celgene Corp.(a)	77,854	6,886,965
Gilead Sciences Inc.	143,434	10,041,814
Vertex Pharmaceuticals Inc.(a)	28,304	5,403,517

		58,555,402

Building Products — 0.7%
Allegion PLC	10,471	899,040
AO Smith Corp.	16,090	770,067

Security	Shares	Value

Building Products (continued)
Builders FirstSource Inc.(a)	12,990	$171,728
Fortune Brands Home & Security Inc.	15,781	714,879
Johnson Controls International PLC	102,466	3,460,277
Lennox International Inc.	4,015	920,559
Masco Corp.	34,062	1,103,950
Owens Corning	12,342	646,597

		8,687,097

Capital Markets — 4.1%
Ameriprise Financial Inc.	15,714	1,989,392
Bank of New York Mellon Corp. (The)	110,696	5,791,615
BlackRock Inc.(c)	13,242	5,496,489
Charles Schwab Corp. (The)	134,563	6,293,511
CME Group Inc.	39,550	7,209,174
FactSet Research Systems Inc.	4,251	929,396
Franklin Resources Inc.	35,032	1,037,298
Intercontinental Exchange Inc.	63,363	4,863,744
Invesco Ltd.	45,335	826,004
Legg Mason Inc.	9,418	280,656
Moody’s Corp.	19,082	3,024,688
Northern Trust Corp.	23,492	2,078,102
S&P Global Inc.	27,856	5,338,602
State Street Corp.	42,024	2,979,502
T Rowe Price Group Inc.	26,867	2,510,990
TD Ameritrade Holding Corp.	31,362	1,754,704

		52,403,867

Chemicals — 2.4%
Air Products & Chemicals Inc.	24,226	3,982,512
Albemarle Corp.	12,017	970,132
Axalta Coating Systems Ltd.(a)	23,885	611,934
Ecolab Inc.	28,734	4,544,857
HB Fuller Co.	5,625	277,819
International Flavors & Fragrances Inc.	9,383	1,330,322
Linde PLC	60,935	9,933,014
Minerals Technologies Inc.	3,951	231,410
Mosaic Co. (The)	40,410	1,304,435
PPG Industries Inc.	26,805	2,826,319
Sherwin-Williams Co. (The)	9,287	3,914,656

		29,927,410

Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	12,055	106,446
Copart Inc.(a)	23,150	1,172,084
Deluxe Corp.	5,380	252,699
HNI Corp.	4,895	190,269
Interface Inc.	6,266	102,825
Knoll Inc.	5,274	106,324
RR Donnelley & Sons Co.	7,449	37,990
Steelcase Inc., Class A	9,792	161,568
Team Inc.(a)	3,353	48,082
Tetra Tech Inc.	6,070	335,003

		2,513,290

Communications Equipment — 2.2%
Cisco Systems Inc.	520,354	24,607,541
CommScope Holding Co. Inc.(a)	21,523	450,046
F5 Networks Inc.(a)	6,713	1,080,457
Motorola Solutions Inc.	17,930	2,096,196
Plantronics Inc.	3,761	145,889

		28,380,129

Construction & Engineering — 0.1%
EMCOR Group Inc.	6,434	419,690

77

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Granite Construction Inc.	5,085	$219,774
Quanta Services Inc.	16,405	579,752

		1,219,216

Consumer Finance — 0.8%
Ally Financial Inc.	46,763	1,218,644
American Express Co.	80,981	8,316,748

		9,535,392

Containers & Packaging — 0.4%
Avery Dennison Corp.	9,681	1,011,180
Ball Corp.	36,184	1,891,700
Sealed Air Corp.	17,596	695,042
Sonoco Products Co.	11,096	638,908
Westrock Co.	28,210	1,148,429

		5,385,259

Distributors — 0.1%
LKQ Corp.(a)	35,246	924,150
Pool Corp.	4,503	675,045

		1,599,195

Diversified Financial Services — 0.1%
Voya Financial Inc.	17,790	825,990

Diversified Telecommunication Services — 2.1%
CenturyLink Inc.	107,904	1,653,089
Cincinnati Bell Inc.(a)	3,879	32,351
Verizon Communications Inc.	457,181	25,172,386

		26,857,826

Electric Utilities — 0.5%
Alliant Energy Corp.	25,709	1,143,279
Eversource Energy	35,020	2,430,738
PPL Corp.	77,304	2,421,162

		5,995,179

Electrical Equipment — 0.6%
Acuity Brands Inc.	4,455	538,654
Eaton Corp. PLC	47,876	3,650,545
Rockwell Automation Inc.	13,638	2,311,914
Sensata Technologies Holding PLC(a)	18,803	893,142

		7,394,255

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	19,020	865,410
Corning Inc.	89,717	2,983,988
Flex Ltd.(a)	58,599	563,722
Itron Inc.(a)	3,837	209,615
TE Connectivity Ltd.	38,595	3,124,265
Trimble Inc.(a)	27,686	1,042,655

		8,789,655

Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	55,795	1,315,088
Core Laboratories NV	4,929	332,510
National Oilwell Varco Inc.	42,392	1,249,716
Schlumberger Ltd.	153,153	6,770,894
TechnipFMC PLC	47,836	1,098,315

		10,766,523

Entertainment — 2.7%
Netflix Inc.(a)	48,181	16,357,449
Walt Disney Co. (The)	164,557	18,351,397

		34,708,846

Equity Real Estate Investment Trusts (REITs) — 3.9%
American Tower Corp.	48,776	8,430,444

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities Inc.	15,275	$2,946,853
Boston Properties Inc.	17,045	2,247,724
Corporate Office Properties Trust	11,171	275,812
Digital Realty Trust Inc.	22,777	2,467,660
Duke Realty Corp.	39,640	1,159,074
Equinix Inc.	8,810	3,471,140
Equity Residential	40,700	2,953,192
Federal Realty Investment Trust	8,171	1,083,229
HCP Inc.	51,901	1,636,958
Host Hotels & Resorts Inc.	81,869	1,478,554
Iron Mountain Inc.	29,960	1,114,512
Liberty Property Trust	16,417	773,897
Macerich Co. (The)	11,782	543,857
PotlatchDeltic Corp.	7,112	262,291
Prologis Inc.	69,570	4,811,461
SBA Communications Corp.(a)	12,713	2,320,504
Simon Property Group Inc.	34,217	6,231,600
UDR Inc.	29,588	1,294,475
Vornado Realty Trust	19,010	1,328,989
Weyerhaeuser Co.	83,571	2,192,903

		49,025,129

Food & Staples Retailing — 0.3%
Sysco Corp.	54,566	3,484,039
United Natural Foods Inc.(a)(b)	5,606	73,439

		3,557,478

Food Products — 2.0%
Archer-Daniels-Midland Co.	61,857	2,777,379
Bunge Ltd.	15,634	860,965
Campbell Soup Co.	20,118	712,781
Darling Ingredients Inc.(a)	18,399	391,347
General Mills Inc.	65,848	2,926,285
Hain Celestial Group Inc. (The)(a)	10,361	189,917
Hormel Foods Corp.	32,185	1,362,069
Ingredion Inc.	7,866	778,734
JM Smucker Co. (The)	12,537	1,314,881
Kellogg Co.	28,731	1,695,416
Kraft Heinz Co. (The)	67,368	3,237,706
McCormick & Co. Inc./MD, NVS	13,447	1,662,587
Mondelez International Inc., Class A	162,269	7,506,564

		25,416,631

Gas Utilities — 0.1%
New Jersey Resources Corp.	9,715	471,178
Northwest Natural Holding Co.	3,249	203,387
UGI Corp.	19,132	1,091,098

		1,765,663

Health Care Equipment & Supplies — 1.9%
ABIOMED Inc.(a)	4,726	1,659,157
Align Technology Inc.(a)	8,415	2,094,914
Becton Dickinson and Co.	29,605	7,385,263
Cooper Companies Inc. (The)	5,420	1,510,879
DENTSPLY SIRONA Inc.	24,634	1,033,396
Edwards Lifesciences Corp.(a)	23,140	3,943,519
Hologic Inc.(a)	30,138	1,338,127
IDEXX Laboratories Inc.(a)	9,568	2,035,879
ResMed Inc.	15,840	1,507,493
Varian Medical Systems Inc.(a)	10,126	1,336,936

		23,845,563

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	17,979	1,498,909

78

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health Inc.	34,214	$1,709,673
Centene Corp.(a)	22,633	2,955,191
Cigna Corp.	42,069	8,405,807
HCA Healthcare Inc.	30,590	4,265,164
Henry Schein Inc.(a)	16,962	1,317,947
Humana Inc.	15,222	4,703,446
Laboratory Corp. of America Holdings(a)	11,282	1,572,147
MEDNAX Inc.(a)	10,407	375,797
Patterson Companies Inc.	9,620	214,430
Quest Diagnostics Inc.	15,124	1,321,081
Select Medical Holdings Corp.(a)	11,929	186,331

		28,525,923

Health Care Technology — 0.1%
Cerner Corp.(a)	32,806	1,801,377

Hotels, Restaurants & Leisure — 3.1%
Aramark	27,376	902,039
Choice Hotels International Inc.	4,095	324,160
Darden Restaurants Inc.	13,713	1,438,905
Domino’s Pizza Inc.	4,402	1,248,980
Hilton Worldwide Holdings Inc.	31,386	2,337,629
Jack in the Box Inc.	2,993	242,283
Marriott International Inc./MD, Class A	32,590	3,732,533
McDonald’s Corp.	85,839	15,346,297
Royal Caribbean Cruises Ltd.	18,511	2,222,246
Starbucks Corp.	149,272	10,171,394
Vail Resorts Inc.	4,432	834,368

		38,800,834

Household Durables — 0.3%
Ethan Allen Interiors Inc.	3,035	57,604
Garmin Ltd.	12,597	871,461
La-Z-Boy Inc.	5,327	157,786
Meritage Homes Corp.(a)	4,377	197,315
Mohawk Industries Inc.(a)	7,018	903,848
Newell Brands Inc.	52,808	1,120,058
Tupperware Brands Corp.	5,638	153,748
Whirlpool Corp.	7,170	953,682

		4,415,502

Household Products — 3.1%
Clorox Co. (The)	14,198	2,106,699
Colgate-Palmolive Co.	91,251	5,902,115
Kimberly-Clark Corp.	38,417	4,278,885
Procter & Gamble Co. (The)	275,415	26,569,285

		38,856,984

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	72,913	1,195,044
Ormat Technologies Inc.	4,178	241,112

		1,436,156

Industrial Conglomerates — 1.3%
3M Co.	64,906	13,000,672
Roper Technologies Inc.	11,420	3,234,829

		16,235,501

Insurance — 2.9%
Allstate Corp. (The)	38,348	3,369,639
Arthur J Gallagher & Co.	20,178	1,507,498
Chubb Ltd.	51,260	6,820,143
Hartford Financial Services Group Inc. (The)	39,556	1,855,967
Loews Corp.	29,752	1,425,121
Marsh & McLennan Companies Inc.	55,802	4,921,178

Security	Shares	Value

Insurance (continued)
Principal Financial Group Inc.	31,538	$1,579,108
Progressive Corp. (The)	64,433	4,335,697
Prudential Financial Inc.	46,075	4,245,350
Travelers Companies Inc. (The)	29,579	3,713,348
Willis Towers Watson PLC	14,483	2,357,688

		36,130,737

Interactive Media & Services — 9.5%
Alphabet Inc., Class A(a)	33,074	37,237,686
Alphabet Inc., Class C, NVS(a)	34,842	38,896,563
Facebook Inc., Class A(a)	266,842	44,479,893

		120,614,142

Internet & Direct Marketing Retail — 0.8%
Booking Holdings Inc.(a)	5,253	9,627,751
Nutrisystem Inc.	3,324	144,295
Shutterfly Inc.(a)	3,448	158,470

		9,930,516

IT Services — 3.0%
Accenture PLC, Class A	70,896	10,886,081
Automatic Data Processing Inc.	48,478	6,779,164
Cognizant Technology Solutions Corp., Class A	64,119	4,467,812
FleetCor Technologies Inc.(a)	9,791	1,975,922
International Business Machines Corp.	100,994	13,575,613
Western Union Co. (The)	49,550	904,287

		38,588,879

Leisure Products — 0.1%
Callaway Golf Co.	10,630	173,163
Hasbro Inc.	13,362	1,210,063
Mattel Inc.(a)	38,347	454,028

		1,837,254

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	35,309	2,685,250
Bio-Techne Corp.	4,179	729,068
IQVIA Holdings Inc.(a)	17,883	2,307,086
Mettler-Toledo International Inc.(a)	2,792	1,781,743
Waters Corp.(a)	8,528	1,971,844

		9,474,991

Machinery — 3.4%
AGCO Corp.	7,457	478,739
Caterpillar Inc.	65,760	8,756,602
Cummins Inc.	17,180	2,527,350
Deere & Co.	33,839	5,549,596
Dover Corp.	16,362	1,437,074
Flowserve Corp.	14,608	643,336
Fortive Corp.	33,295	2,496,792
Graco Inc.	18,425	798,355
Illinois Tool Works Inc.	33,351	4,579,426
Ingersoll-Rand PLC	27,178	2,718,887
Lincoln Electric Holdings Inc.	6,807	588,397
Meritor Inc.(a)	9,385	194,082
Middleby Corp. (The)(a)(b)	6,151	723,481
PACCAR Inc.	38,811	2,542,897
Parker-Hannifin Corp.	14,660	2,416,115
Snap-on Inc.	6,245	1,036,608
Stanley Black & Decker Inc.	16,949	2,143,032
Tennant Co.	1,995	117,166
Timken Co. (The)	7,792	331,861
WABCO Holdings Inc.(a)	5,858	669,159
Wabtec Corp.(b)	9,665	668,431

79

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	19,873	$1,416,150

		42,833,536

Media — 0.5%
Discovery Inc., Class A(a)	17,211	488,448
Discovery Inc., Class C, NVS(a)	33,928	904,181
John Wiley & Sons Inc., Class A	5,078	262,939
Liberty Global PLC, Class A(a)	20,597	502,567
Liberty Global PLC, Class C, NVS(a)(b)	58,124	1,369,401
New York Times Co. (The), Class A(b)	14,449	371,484
Omnicom Group Inc.	24,862	1,936,253
Scholastic Corp., NVS	3,303	137,702

		5,972,975

Metals & Mining — 0.4%
Compass Minerals International Inc.	3,780	197,505
Newmont Mining Corp.	59,021	2,013,206
Nucor Corp.	35,035	2,145,544
Schnitzer Steel Industries Inc., Class A	3,120	75,504

		4,431,759

Multi-Utilities — 1.1%
Avista Corp.	7,172	300,148
CenterPoint Energy Inc.	54,227	1,676,699
CMS Energy Corp.	31,253	1,629,531
Consolidated Edison Inc.	34,383	2,669,840
MDU Resources Group Inc.	20,718	532,660
NiSource Inc.	40,035	1,092,155
Sempra Energy	30,205	3,533,381
WEC Energy Group Inc.	34,872	2,546,702

		13,981,116

Multiline Retail — 0.1%
Kohl’s Corp.	18,508	1,271,315
Nordstrom Inc.	13,006	603,608

		1,874,923

Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	42,233	1,386,087
ConocoPhillips	128,581	8,703,648
Denbury Resources Inc.(a)	49,217	99,911
Devon Energy Corp.	57,502	1,532,428
EQT Corp.	29,079	566,168
Hess Corp.	29,868	1,612,872
Marathon Oil Corp.	94,173	1,486,992
Marathon Petroleum Corp.	76,332	5,057,758
Newfield Exploration Co.(a)	22,250	406,730
Noble Energy Inc.	53,520	1,195,637
Occidental Petroleum Corp.	84,663	5,653,795
ONEOK Inc.	45,449	2,918,280
Phillips 66	48,735	4,649,806
Pioneer Natural Resources Co.	18,881	2,687,144
QEP Resources Inc.(a)	26,449	218,733
Southwestern Energy Co.(a)	65,421	285,890
Valero Energy Corp.	47,219	4,146,773

		42,608,652

Paper & Forest Products — 0.0%
Domtar Corp.	7,013	328,910

Personal Products — 0.3%
Avon Products Inc.(a)	45,841	107,268
Estee Lauder Companies Inc. (The), Class A	24,767	3,378,714

		3,485,982

Security	Shares	Value

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	180,560	$8,914,247
Jazz Pharmaceuticals PLC(a)	6,644	836,413
Merck & Co. Inc.	294,265	21,902,144
Zoetis Inc.	53,240	4,587,159

		36,239,963

Professional Services — 0.5%
ASGN Inc.(a)	5,819	366,539
Dun & Bradstreet Corp. (The)	4,133	598,210
Exponent Inc.	5,730	286,271
Heidrick & Struggles International Inc.	2,105	69,570
ICF International Inc.	2,013	132,697
IHS Markit Ltd.(a)	43,425	2,254,626
Kelly Services Inc., Class A, NVS	3,310	74,144
ManpowerGroup Inc.	7,130	563,484
Navigant Consulting Inc.	5,090	131,933
Resources Connection Inc.	3,357	56,095
Robert Half International Inc.	13,567	874,122
TransUnion	20,363	1,238,478
TrueBlue Inc.(a)	4,262	103,950

		6,750,119

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	35,672	1,631,994
Jones Lang LaSalle Inc.	5,051	724,364
Realogy Holdings Corp.	13,522	240,015

		2,596,373

Road & Rail — 2.1%
AMERCO	988	358,308
ArcBest Corp.	2,849	107,179
Avis Budget Group Inc.(a)	7,643	203,610
CSX Corp.	90,299	5,932,644
Genesee & Wyoming Inc., Class A(a)	6,568	515,719
Hertz Global Holdings Inc.(a)	5,345	88,674
Kansas City Southern	11,319	1,196,984
Norfolk Southern Corp.	31,014	5,202,288
Ryder System Inc.	5,890	341,090
Union Pacific Corp.	81,822	13,015,426

		26,961,922

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices Inc.(a)	102,338	2,498,071
Analog Devices Inc.	41,064	4,059,587
Applied Materials Inc.	108,618	4,244,791
Intel Corp.	510,187	24,040,011
Lam Research Corp.	17,439	2,957,306
Microchip Technology Inc.	26,021	2,091,308
NVIDIA Corp.	63,909	9,186,919
Skyworks Solutions Inc.	19,824	1,447,945
Texas Instruments Inc.	107,569	10,830,047

		61,355,985

Software — 11.7%
Adobe Inc.(a)	54,179	13,426,640
ANSYS Inc.(a)	9,324	1,532,399
Autodesk Inc.(a)	24,218	3,564,890
Cadence Design Systems Inc.(a)	31,288	1,502,763
Citrix Systems Inc.	15,065	1,544,765
Fortinet Inc.(a)	15,955	1,221,674
Intuit Inc.	26,986	5,824,118
Microsoft Corp.	806,032	84,173,922
Oracle Corp.	330,373	16,594,636
salesforce.com Inc.(a)(b)	79,539	12,087,542

80

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Symantec Corp.	68,682	$1,443,696
Teradata Corp.(a)	13,158	583,952
VMware Inc., Class A	8,371	1,264,607
Workday Inc., Class A(a)	16,153	2,932,254

		147,697,858

Specialty Retail — 1.4%
AutoNation Inc.(a)(b)	5,975	231,531
Best Buy Co. Inc.	27,856	1,650,189
Buckle Inc. (The)(b)	3,104	53,916
Caleres Inc.	4,801	143,262
CarMax Inc.(a)	19,545	1,148,855
Foot Locker Inc.	12,948	723,664
GameStop Corp., Class A	11,335	128,539
Gap Inc. (The)	25,754	655,182
Lowe’s Companies Inc.	89,734	8,628,821
Office Depot Inc.	55,866	164,805
Signet Jewelers Ltd.	6,756	164,576
Tiffany & Co.	12,201	1,082,595
Tractor Supply Co.	13,500	1,152,900
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,290	1,836,177

		17,765,012

Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies Inc., Class C(a)	16,633	808,197
Hewlett Packard Enterprise Co.	164,123	2,558,678
HP Inc.	174,858	3,852,122
Xerox Corp.	25,558	720,991

		7,939,988

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	16,387	696,120
Columbia Sportswear Co.	3,518	313,770
Deckers Outdoor Corp.(a)	2,963	380,597
Hanesbrands Inc.	39,847	597,307
NIKE Inc., Class B	141,681	11,600,840
PVH Corp.	8,537	931,472
Under Armour Inc., Class A(a)(b)	20,651	428,302
Under Armour Inc., Class C, NVS(a)(b)	21,141	400,411
VF Corp.	37,240	3,134,491
Wolverine World Wide Inc.	10,436	358,059

		18,841,369

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	54,451	632,721

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Air Lease Corp.	10,904	$413,698
Applied Industrial Technologies Inc.	4,346	256,457
Fastenal Co.	31,770	1,920,814
H&E Equipment Services Inc.	3,725	99,718
HD Supply Holdings Inc.(a)	19,338	811,036
United Rentals Inc.(a)	9,164	1,147,883
WW Grainger Inc.	5,277	1,558,773

		6,208,379

Water Utilities — 0.2%
American Water Works Co. Inc.	19,903	1,904,120

Wireless Telecommunication Services — 0.0%
Sprint Corp.(a)	89,135	556,202

Total Common Stocks — 99.9% (Cost: $1,085,159,092)		1,265,955,154

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	4,281,485	4,282,770
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	2,368,859	2,368,859

		6,651,629

Total Short-Term Investments — 0.5% (Cost: $6,650,344)		6,651,629

Total Investments in Securities — 100.4% (Cost: $1,091,809,436)		1,272,606,783

Other Assets, Less Liabilities — (0.4)%		(5,242,417)

Net Assets — 100.0%		$1,267,364,366

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

81

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI KLD 400 Social ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,779,164	—		(8,497,679	)(a)	4,281,485	$4,282,770	$67,803	(b)	$2,856	$234
BlackRock Cash Funds: Treasury, SL Agency Shares	1,025,471	1,343,388	(a)	—		2,368,859	2,368,859	22,487		—	—
BlackRock Inc.	11,196	3,273		(1,227)		13,242	5,496,489	111,692		105,558	(1,397,040)
PNC Financial Services Group Inc. (The) (c)	44,303	12,639		(5,660)		51,282	N/A	140,895		148,225	(1,258,527)

							$12,148,118	$342,877		$256,639	$(2,655,333)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,265,955,154	$—	$—	$1,265,955,154
Money Market Funds	6,651,629	—	—	6,651,629

	$1,272,606,783	$—	$—	$1,272,606,783

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

82

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.3%
Expeditors International of Washington Inc.	142,430	$9,870,399
United Parcel Service Inc., Class B	12,188	1,284,615

		11,155,014

Automobiles — 0.4%
Tesla Inc.(a)	11,907	3,655,687

Banks — 2.2%
Comerica Inc.	77,193	6,078,177
KeyCorp	103,035	1,696,986
People’s United Financial Inc.	385,955	6,321,943
PNC Financial Services Group Inc. (The)	18,750	2,300,063
SVB Financial Group(a)	9,036	2,108,822

		18,505,991

Beverages — 2.6%
Coca-Cola Co. (The)	185,827	8,943,853
PepsiCo Inc.	121,277	13,664,280

		22,608,133

Biotechnology — 3.1%
AbbVie Inc.	50,001	4,014,580
Amgen Inc.	20,631	3,860,267
Biogen Inc.(a)	11,985	4,000,353
Gilead Sciences Inc.	118,540	8,298,985
Vertex Pharmaceuticals Inc.(a)	35,359	6,750,387

		26,924,572

Building Products — 1.3%
Johnson Controls International PLC	290,387	9,806,369
Owens Corning	19,401	1,016,418

		10,822,787

Capital Markets — 5.4%
Bank of New York Mellon Corp. (The)	72,106	3,772,586
BlackRock Inc.(b)	43,299	17,972,549
Franklin Resources Inc.	79,086	2,341,736
Northern Trust Corp.	176,075	15,575,595
State Street Corp.	91,116	6,460,124

		46,122,590

Chemicals — 5.6%
Axalta Coating Systems Ltd.(a)	43,155	1,105,631
Ecolab Inc.	246,637	39,010,574
International Flavors & Fragrances Inc.	39,279	5,568,977
Mosaic Co. (The)	70,103	2,262,925

		47,948,107

Communications Equipment — 1.5%
Cisco Systems Inc.	201,644	9,535,745
Motorola Solutions Inc.	24,915	2,912,812

		12,448,557

Consumer Finance — 1.4%
American Express Co.	114,033	11,711,189

Diversified Telecommunication Services — 0.8%
CenturyLink Inc.	77,748	1,191,099
Verizon Communications Inc.	102,977	5,669,914

		6,861,013

Electric Utilities — 2.0%
Edison International	22,324	1,271,798
Eversource Energy	120,417	8,358,144

Security	Shares	Value

Electric Utilities (continued)
Xcel Energy Inc.	144,318	$7,556,491

		17,186,433

Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies Inc.(a)	16,580	1,227,251
TE Connectivity Ltd.	40,205	3,254,595

		4,481,846

Energy Equipment & Services — 1.2%
Baker Hughes a GE Co.	195,987	4,619,413
National Oilwell Varco Inc.	27,085	798,466
TechnipFMC PLC	228,751	5,252,123

		10,670,002

Entertainment — 1.2%
Netflix Inc.(a)	14,430	4,898,985
Walt Disney Co. (The)	46,250	5,157,800

		10,056,785

Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp.	32,688	5,649,794
Equinix Inc.	11,493	4,528,242
Iron Mountain Inc.	90,304	3,359,309
Liberty Property Trust	200,201	9,437,475
Prologis Inc.	177,223	12,256,743

		35,231,563

Food Products — 3.2%
Bunge Ltd.	111,122	6,119,488
Campbell Soup Co.	103,544	3,668,564
General Mills Inc.	145,424	6,462,643
Kellogg Co.	194,456	11,474,849

		27,725,544

Health Care Equipment & Supplies — 0.7%
Align Technology Inc.(a)(c)	5,391	1,342,089
Edwards Lifesciences Corp.(a)	12,882	2,195,350
IDEXX Laboratories Inc.(a)	11,243	2,392,286

		5,929,725

Health Care Providers & Services — 3.4%
Cardinal Health Inc.	180,754	9,032,277
HCA Healthcare Inc.	25,728	3,587,255
Henry Schein Inc.(a)	162,348	12,614,440
Quest Diagnostics Inc.	42,470	3,709,755

		28,943,727

Hotels, Restaurants & Leisure — 1.3%
Hilton Worldwide Holdings Inc.	43,259	3,221,930
Marriott International Inc./MD, Class A	60,104	6,883,711
Vail Resorts Inc.	6,646	1,251,176

		11,356,817

Household Durables — 0.3%
Mohawk Industries Inc.(a)	6,915	890,583
Newell Brands Inc.	95,480	2,025,131

		2,915,714

Household Products — 2.9%
Clorox Co. (The)	58,790	8,723,260
Kimberly-Clark Corp.	36,773	4,095,777
Procter & Gamble Co. (The)	128,068	12,354,720

		25,173,757

Industrial Conglomerates — 3.5%
3M Co.	148,887	29,822,066

83

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 2.0%
Marsh & McLennan Companies Inc.	164,317	$14,491,116
Travelers Companies Inc. (The)	17,892	2,246,162

		16,737,278

Interactive Media & Services — 4.6%
Alphabet Inc., Class A(a)	20,160	22,697,942
Alphabet Inc., Class C, NVS(a)	10,132	11,311,061
Facebook Inc., Class A(a)	34,040	5,674,128

		39,683,131

Internet & Direct Marketing Retail — 0.1%
Booking Holdings Inc.(a)	491	899,910

IT Services — 4.2%
Accenture PLC, Class A	183,267	28,140,648
International Business Machines Corp.	60,890	8,184,834

		36,325,482

Leisure Products — 0.3%
Hasbro Inc.	23,156	2,097,008
Mattel Inc.(a)	73,168	866,309

		2,963,317

Life Sciences Tools & Services — 4.1%
Agilent Technologies Inc.	246,189	18,722,674
Mettler-Toledo International Inc.(a)(c)	10,084	6,435,205
Waters Corp.(a)	43,959	10,164,200

		35,322,079

Machinery — 3.6%
Caterpillar Inc.	84,750	11,285,310
Cummins Inc.	73,747	10,848,921
Ingersoll-Rand PLC	43,327	4,334,433
Xylem Inc./NY	57,392	4,089,754

		30,558,418

Media — 0.7%
Discovery Inc., Class C, NVS(a)	32,124	856,105
Liberty Global PLC, Class A(a)(c)	38,083	929,225
Liberty Global PLC, Class C, NVS(a)(c)	154,236	3,633,800
Omnicom Group Inc.	12,893	1,004,107

		6,423,237

Multi-Utilities — 1.5%
Consolidated Edison Inc.	26,238	2,037,381
Sempra Energy	88,800	10,387,824

		12,425,205

Multiline Retail — 0.1%
Nordstrom Inc.	20,647	958,227

Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	162,758	11,017,089
Hess Corp.	99,132	5,353,128
Marathon Oil Corp.	58,863	929,447
Noble Energy Inc.	36,335	811,724
ONEOK Inc.	35,548	2,282,537

		20,393,925

Pharmaceuticals — 2.5%
Merck & Co. Inc.	153,766	11,444,803
Zoetis Inc.	112,338	9,679,042

		21,123,845

Real Estate Management & Development — 1.0%
CBRE Group Inc., Class A(a)	195,230	8,931,773

Security	Shares	Value

Road & Rail — 0.3%
CSX Corp.	12,447	$817,768
Norfolk Southern Corp.	11,114	1,864,262

		2,682,030

Semiconductors & Semiconductor Equipment — 3.5%
Applied Materials Inc.	117,265	4,582,716
Intel Corp.	267,055	12,583,632
NVIDIA Corp.	36,441	5,238,394
Texas Instruments Inc.	73,352	7,385,079

		29,789,821

Software — 9.5%
Adobe Inc.(a)	10,117	2,507,195
Autodesk Inc.(a)	44,019	6,479,597
Cadence Design Systems Inc.(a)	47,457	2,279,360
Intuit Inc.	12,510	2,699,908
Microsoft Corp.	422,661	44,138,488
Oracle Corp.	144,561	7,261,299
salesforce.com Inc.(a)(c)	105,723	16,066,724

		81,432,571

Specialty Retail — 2.6%
Best Buy Co. Inc.	151,662	8,984,457
Gap Inc. (The)	92,615	2,356,125
Tiffany & Co.	118,608	10,524,088

		21,864,670

Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	179,937	29,948,714
Hewlett Packard Enterprise Co.	309,291	4,821,847
HP Inc.	259,687	5,720,905

		40,491,466

Textiles, Apparel & Luxury Goods — 2.0%
Hanesbrands Inc.	58,404	875,476
NIKE Inc., Class B	134,570	11,018,591
PVH Corp.	22,988	2,508,221
VF Corp.	28,348	2,386,051

		16,788,339

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	5,106	1,508,261

Total Common Stocks — 99.8% (Cost: $746,681,990)		855,560,604

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(d)(e)	13,483,451	13,487,496
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(d)	855,792	855,792

		14,343,288

Total Short-Term Investments — 1.7% (Cost: $14,342,738)		14,343,288

Total Investments in Securities — 101.5% (Cost: $761,024,728)		869,903,892

Other Assets, Less Liabilities — (1.5)%		(12,907,294)

Net Assets — 100.0%		$856,996,598

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

84

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI USA ESG Select ETF

(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	28,508,206	—		(15,024,755	)(a)	13,483,451	$13,487,496	$63,515	(b)	$3,630	$(1,717)
BlackRock Cash Funds: Treasury, SL Agency Shares	557,555	298,237	(a)	—		855,792	855,792	16,366		—	—
BlackRock Inc.	33,598	14,231		(4,530)		43,299	17,972,549	341,606		(24,664)	(3,782,370)
PNC Financial Services Group Inc. (The) (c)	6,723	13,123		(1,096)		18,750	N/A	35,822		18,973	(359,902)

							$32,315,837	$457,309		$(2,061)	$(4,143,989)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$855,560,604	$—	$—	$855,560,604
Money Market Funds	14,343,288	—	—	14,343,288

	$869,903,892	$—	$—	$869,903,892

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

85

Schedule of Investments (unaudited) January 31, 2019	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Lockheed Martin Corp.	389,182	$112,742,134

Automobiles — 1.6%
Ford Motor Co.	31,212,721	274,671,945

Banks — 4.1%
Bank of Hawaii Corp.	897,598	69,411,254
BB&T Corp.	2,589,899	126,387,071
FNB Corp.	6,845,794	79,753,500
PacWest Bancorp	2,753,570	106,260,266
People’s United Financial Inc.	7,402,718	121,256,521
Trustmark Corp.	1,417,813	44,703,644
United Bankshares Inc./WV	2,196,919	77,705,025
Valley National Bancorp	5,581,638	56,430,360

		681,907,641

Beverages — 1.4%
Coca-Cola Co. (The)	4,832,774	232,601,413

Capital Markets — 1.7%
Federated Investors Inc., Class B	2,015,422	52,662,977
Invesco Ltd.	6,273,412	114,301,567
Lazard Ltd., Class A	2,865,632	114,023,497

		280,988,041

Chemicals — 3.1%
CF Industries Holdings Inc.	4,073,559	177,810,850
Huntsman Corp.	3,695,427	81,188,531
LyondellBasell Industries NV, Class A	1,982,639	172,430,114
Olin Corp.	3,678,498	86,849,338

		518,278,833

Commercial Services & Supplies — 1.0%
Pitney Bowes Inc.	3,975,629	28,664,285
Waste Management Inc.	1,482,114	141,793,846

		170,458,131

Containers & Packaging — 2.9%
International Paper Co.	3,401,313	161,324,275
Packaging Corp. of America	1,051,255	99,154,372
Sonoco Products Co.	2,170,469	124,975,605
Westrock Co.	2,318,127	94,370,950

		479,825,202

Distributors — 1.2%
Genuine Parts Co.	2,007,289	200,367,588

Diversified Consumer Services — 0.6%
H&R Block Inc.	4,101,177	96,746,765

Diversified Telecommunication Services — 3.5%
AT&T Inc.	8,758,068	263,267,524
CenturyLink Inc.	21,391,226	327,713,582

		590,981,106

Electric Utilities — 19.4%
Alliant Energy Corp.	5,227,666	232,474,307
American Electric Power Co. Inc.	3,417,675	270,406,446
Edison International	3,964,446	225,854,489
Entergy Corp.	3,588,891	320,093,188
Eversource Energy	3,693,808	256,387,213
Exelon Corp.	5,936,813	283,542,189
FirstEnergy Corp.	8,272,489	324,281,569
IDACORP Inc.	1,116,970	108,904,575
NextEra Energy Inc.	1,118,682	200,221,704

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	4,509,774	$184,675,245
Pinnacle West Capital Corp.	2,538,102	223,657,548
PPL Corp.	12,159,748	380,843,308
Xcel Energy Inc.	4,823,410	252,553,748

		3,263,895,529

Electrical Equipment — 2.0%
Eaton Corp. PLC	2,368,719	180,614,824
Emerson Electric Co.	2,301,753	150,695,769

		331,310,593

Energy Equipment & Services — 0.8%
Helmerich & Payne Inc.	2,401,178	134,441,956

Entertainment — 0.6%
Cinemark Holdings Inc.	2,412,115	98,703,746

Food & Staples Retailing — 0.9%
Sysco Corp.	2,355,537	150,401,037

Food Products — 1.2%
General Mills Inc.	4,455,363	197,996,332

Gas Utilities — 0.5%
New Jersey Resources Corp.	1,896,787	91,994,169

Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants Inc.	1,717,297	180,195,974
McDonald’s Corp.	986,144	176,302,825

		356,498,799

Household Durables — 2.8%
Garmin Ltd.	2,430,725	168,157,556
Leggett & Platt Inc.	2,837,340	116,217,446
Newell Brands Inc.	7,724,740	163,841,735
Tupperware Brands Corp.	1,109,774	30,263,537

		478,480,274

Household Products — 1.2%
Kimberly-Clark Corp.	1,893,183	210,862,723

Insurance — 2.6%
Arthur J Gallagher & Co.	2,001,864	149,559,260
Cincinnati Financial Corp.	2,202,285	178,649,359
Old Republic International Corp.	5,328,675	107,372,801

		435,581,420

IT Services — 2.2%
International Business Machines Corp.	1,426,899	191,803,764
Western Union Co. (The)	10,147,950	185,200,087

		377,003,851

Machinery — 0.6%
Caterpillar Inc.	781,356	104,045,365

Media — 1.4%
Interpublic Group of Companies Inc. (The)	8,532,900	194,123,475
Meredith Corp.	877,686	47,632,019

		241,755,494

Multi-Utilities — 12.9%
Avista Corp.	1,443,381	60,405,495
Black Hills Corp.	1,174,538	79,739,385
CenterPoint Energy Inc.	9,013,861	278,708,582
CMS Energy Corp.	4,651,581	242,533,433
Dominion Energy Inc.	3,629,654	254,946,897
DTE Energy Co.	2,056,728	242,179,722
NiSource Inc.	7,566,561	206,415,784

86

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NorthWestern Corp.	1,104,313	$70,576,644
Public Service Enterprise Group Inc.	4,701,715	256,478,553
Sempra Energy	1,775,396	207,685,824
WEC Energy Group Inc.	3,627,156	264,891,203

		2,164,561,522

Multiline Retail — 3.6%
Kohl’s Corp.	3,323,294	228,277,065
Macy’s Inc.	6,661,334	175,193,084
Target Corp.	2,701,290	197,194,170

		600,664,319

Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	2,063,025	236,525,816
ConocoPhillips	2,277,707	154,177,987
Exxon Mobil Corp.	3,212,917	235,442,558
HollyFrontier Corp.	3,760,346	211,857,894
Occidental Petroleum Corp.	4,225,664	282,189,842
ONEOK Inc.	5,656,924	363,231,090
Valero Energy Corp.	2,255,993	198,121,305

		1,681,546,492

Paper & Forest Products — 0.4%
Domtar Corp.	1,359,165	63,744,838

Personal Products — 0.4%
Nu Skin Enterprises Inc., Class A	1,081,061	70,971,655

Pharmaceuticals — 4.8%
Eli Lilly & Co.	2,213,313	265,287,696
Merck & Co. Inc.	3,814,287	283,897,381
Pfizer Inc.	6,116,239	259,634,346

		808,819,423

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	2,783,331	131,150,557
QUALCOMM Inc.	3,293,366	163,087,484

		294,238,041

Security	Shares	Value

Specialty Retail — 1.0%
L Brands Inc.	6,130,237	$170,665,798

Technology Hardware, Storage & Peripherals — 1.3%
Seagate Technology PLC	4,917,902	217,764,701

Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp. Inc.	10,266,298	119,294,383

Tobacco — 2.2%
Altria Group Inc.	3,840,453	189,526,356
Philip Morris International Inc.	2,268,745	174,058,116

		363,584,472

Trading Companies & Distributors — 0.6%
Watsco Inc.	650,069	95,872,176

Total Common Stocks — 99.7% (Cost: $15,015,456,341)		16,764,267,907

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	25,854,973	25,854,973

Total Short-Term Investments — 0.2% (Cost: $25,854,973)		25,854,973

Total Investments in Securities — 99.9% (Cost: $15,041,311,314)		16,790,122,880

Other Assets, Less Liabilities — 0.1%		19,095,954

Net Assets — 100.0%		$16,809,218,834

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	18,000,301	7,854,672	25,854,973	$25,854,973	$491,771	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	225	03/15/19	$30,426	$1,751,565

87

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Select Dividend ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,764,267,907	$—	$—	$16,764,267,907
Money Market Funds	25,854,973	—	—	25,854,973

	$16,790,122,880	$—	$—	$16,790,122,880

Derivative financial instruments(a)
Assets
Futures Contracts	$1,751,565	$—	$—	$1,751,565

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

88

Schedule of Investments (unaudited) January 31, 2019	iShares® Transportation Average ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 26.6%
CH Robinson Worldwide Inc.	381,727	$33,122,452
Expeditors International of Washington Inc.	486,033	33,682,087
FedEx Corp.	426,296	75,697,381
United Parcel Service Inc., Class B	426,693	44,973,442

		187,475,362

Airlines — 19.8%
Alaska Air Group Inc.	454,737	29,080,431
American Airlines Group Inc.	477,531	17,081,284
Delta Air Lines Inc.	486,637	24,054,467
JetBlue Airways Corp.(a)(b)	539,813	9,711,236
Southwest Airlines Co.	455,872	25,875,295
United Continental Holdings Inc.(a)	385,123	33,609,684

		139,412,397

Marine — 6.9%
Kirby Corp.(a)(b)	451,346	33,810,329
Matson Inc.	453,699	15,203,453

		49,013,782

Road & Rail — 46.6%
Avis Budget Group Inc.(a)(b)	505,045	13,454,399
CSX Corp.	477,231	31,354,077
JB Hunt Transport Services Inc.	425,968	45,595,615
Kansas City Southern	309,568	32,736,816
Landstar System Inc.	397,062	40,333,558
Norfolk Southern Corp.	425,176	71,319,022
Ryder System Inc.	461,113	26,703,054
Union Pacific Corp.	424,166	67,472,085

		328,968,626

Total Common Stocks — 99.9% (Cost: $819,876,144)		704,870,167

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	4,531,870	$4,533,229
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	285,926	285,926

		4,819,155

Total Short-Term Investments — 0.7% (Cost: $4,818,501)		4,819,155

Total Investments in Securities — 100.6% (Cost: $824,694,645)		709,689,322

Other Assets, Less Liabilities — (0.6)%		(4,280,002)

Net Assets — 100.0%		$705,409,320

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,552,013	(20,143)	4,531,870	$4,533,229	$23,019	(a)	$(1,325)	$214
BlackRock Cash Funds: Treasury, SL Agency Shares	1,104,321	(818,395)	285,926	285,926	11,869		—	—

				$4,819,155	$34,888		$(1,325)	$214

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

89

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Transportation Average ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$704,870,167	$—	$—	$704,870,167
Money Market Funds	4,819,155	—	—	4,819,155

	$709,689,322	$—	$—	$709,689,322

90

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Basic Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 82.8%
Air Products & Chemicals Inc.	151,117	$24,842,124
Albemarle Corp.	77,346	6,244,143
Ashland Global Holdings Inc.	46,095	3,498,610
Axalta Coating Systems Ltd.(a)	156,134	4,000,153
Cabot Corp.	45,150	2,117,083
Celanese Corp.	96,858	9,275,122
CF Industries Holdings Inc.	167,683	7,319,363
Chemours Co. (The)	125,364	4,481,763
DowDuPont Inc.	1,621,229	87,238,332
Eastman Chemical Co.	101,566	8,188,251
Ecolab Inc.	175,693	27,789,362
FMC Corp.	97,728	7,798,694
GCP Applied Technologies Inc.(a)	55,732	1,404,446
HB Fuller Co.	38,368	1,894,996
Huntsman Corp.	158,137	3,474,270
Ingevity Corp.(a)	31,156	2,930,845
International Flavors & Fragrances Inc.	73,294	10,391,623
Linde PLC	388,097	63,263,692
LyondellBasell Industries NV, Class A	226,547	19,702,793
Minerals Technologies Inc.	27,025	1,582,854
Mosaic Co. (The)	257,253	8,304,127
NewMarket Corp.	6,628	2,658,425
Olin Corp.	123,729	2,921,242
Platform Specialty Products Co.(a)	176,367	1,982,365
PolyOne Corp.	60,309	1,952,202
PPG Industries Inc.	172,832	18,223,406
RPM International Inc.	96,872	5,537,204
Scotts Miracle-Gro Co. (The)	29,562	2,197,935
Sensient Technologies Corp.	31,902	2,002,808
Trinseo SA	32,365	1,587,503
Valvoline Inc.	139,283	3,079,547
Westlake Chemical Corp.	27,220	2,011,558
WR Grace & Co.	49,404	3,508,178

		353,405,019

Metals & Mining — 16.2%
Alcoa Corp.(a)	137,033	4,067,139
Allegheny Technologies Inc.(a)(b)	93,730	2,567,265
Carpenter Technology Corp.	36,162	1,709,016
Commercial Metals Co.	90,052	1,571,407

Security	Shares	Value

Metals & Mining (continued)
Compass Minerals International Inc.	26,176	$1,367,696
Freeport-McMoRan Inc.	1,047,107	12,188,326
Newmont Mining Corp.	384,605	13,118,877
Nucor Corp.	226,604	13,877,229
Reliance Steel & Aluminum Co.	51,699	4,233,114
Royal Gold Inc.	48,120	4,204,244
Steel Dynamics Inc.	167,221	6,118,616
U.S. Steel Corp.	131,562	2,965,408
Worthington Industries Inc.	31,521	1,189,287

		69,177,624

Oil, Gas & Consumable Fuels — 0.5%
Peabody Energy Corp.	58,579	2,091,270

Paper & Forest Products — 0.5%
Domtar Corp.	47,233	2,215,228

Total Common Stocks — 100.0% (Cost: $520,639,369)		426,889,141

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	655,127	655,324
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	205,431	205,431

		860,755

Total Short-Term Investments — 0.2% (Cost: $860,633)		860,755

Total Investments in Securities — 100.2% (Cost: $521,500,002)		427,749,896

Other Assets, Less Liabilities — (0.2)%		(641,119)

Net Assets — 100.0%		$427,108,777

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	313,636	341,491	655,127	$655,324	$3,374	(a)	$(491)	$99
BlackRock Cash Funds: Treasury, SL Agency Shares	740,030	(534,599)	205,431	205,431	9,718		—	—

				$860,755	$13,092		$(491)	$99

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

91

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Basic Materials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$426,889,141	$—	$—	$426,889,141
Money Market Funds	860,755	—	—	860,755

	$427,749,896	$—	$—	$427,749,896

92

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 3.5%
Adient PLC	19,613	$387,161
Aptiv PLC	59,239	4,687,582
Autoliv Inc.	19,555	1,561,467
BorgWarner Inc.	46,828	1,915,265
Dana Inc.	32,543	573,408
Delphi Technologies PLC	19,916	356,696
Garrett Motion Inc.(a)	16,592	264,974
Gentex Corp.	58,952	1,248,603
Goodyear Tire & Rubber Co. (The)	52,443	1,111,267
Lear Corp.	14,418	2,219,363
Tenneco Inc., Class A	11,238	389,734
Veoneer Inc.(a)(b)	19,534	582,308
Visteon Corp.(a)	6,541	502,937

		15,800,765

Automobiles — 6.7%
Ford Motor Co.	878,462	7,730,466
General Motors Co.	295,127	11,515,855
Harley-Davidson Inc.	36,629	1,350,145
Tesla Inc.(a)	30,504	9,365,338
Thor Industries Inc.	11,307	736,312

		30,698,116

Beverages — 20.7%
Brown-Forman Corp., Class B, NVS	37,368	1,765,638
Coca-Cola Co. (The)	861,332	41,455,909
Constellation Brands Inc., Class A	37,354	6,486,896
Keurig Dr Pepper Inc.	40,671	1,107,065
Molson Coors Brewing Co., Class B	42,126	2,806,013
Monster Beverage Corp.(a)	89,516	5,123,896
National Beverage Corp.	2,724	228,380
PepsiCo Inc.	317,377	35,758,866

		94,732,663

Commercial Services & Supplies — 0.2%
Herman Miller Inc.	13,373	457,758
HNI Corp.	9,854	383,025

		840,783

Distributors — 1.0%
Genuine Parts Co.	32,997	3,293,760
Pool Corp.	9,060	1,358,185

		4,651,945

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	63,219	1,315,587

Entertainment — 3.7%
Activision Blizzard Inc.	171,565	8,104,731
Electronic Arts Inc.(a)	67,931	6,265,955
Take-Two Interactive Software Inc.(a)	25,612	2,703,347

		17,074,033

Food & Staples Retailing — 0.5%
Performance Food Group Co.(a)	23,570	805,151
U.S. Foods Holding Corp.(a)	48,841	1,646,919

		2,452,070

Food Products — 14.9%
Archer-Daniels-Midland Co.	126,055	5,659,869
B&G Foods Inc.(b)	14,865	396,301
Bunge Ltd.	31,709	1,746,215
Campbell Soup Co.	43,315	1,534,650
Conagra Brands Inc.	109,254	2,364,257

Security	Shares	Value

Food Products (continued)
Darling Ingredients Inc.(a)	36,921	$785,310
Flowers Foods Inc.	41,172	809,441
General Mills Inc.	134,056	5,957,449
Hain Celestial Group Inc. (The)(a)(b)	20,150	369,349
Hershey Co. (The)	31,531	3,345,439
Hormel Foods Corp.	61,324	2,595,232
Ingredion Inc.	15,884	1,572,516
JM Smucker Co. (The)	25,588	2,683,669
Kellogg Co.	56,958	3,361,092
Kraft Heinz Co. (The)	139,831	6,720,278
Lamb Weston Holdings Inc.	32,955	2,382,646
Lancaster Colony Corp.	4,376	696,090
McCormick & Co. Inc./MD, NVS	27,378	3,385,016
Mondelez International Inc., Class A	326,881	15,121,515
Pilgrim’s Pride Corp.(a)(b)	11,748	238,014
Post Holdings Inc.(a)(b)	14,995	1,391,836
Seaboard Corp.	62	239,579
TreeHouse Foods Inc.(a)	12,549	732,360
Tyson Foods Inc., Class A	66,351	4,108,454

		68,196,577

Household Durables — 4.3%
DR Horton Inc.	77,002	2,960,727
Helen of Troy Ltd.(a)	5,919	686,841
Leggett & Platt Inc.	29,347	1,202,053
Lennar Corp., Class A	65,780	3,119,288
Lennar Corp., Class B	3,587	136,736
Mohawk Industries Inc.(a)	14,172	1,825,212
Newell Brands Inc.	96,489	2,046,532
NVR Inc.(a)	765	2,034,900
PulteGroup Inc.	58,074	1,615,038
Tempur Sealy International Inc.(a)	10,281	545,099
Toll Brothers Inc.	30,526	1,127,630
Tupperware Brands Corp.	10,890	296,970
Whirlpool Corp.	14,340	1,907,363

		19,504,389

Household Products — 18.5%
Church & Dwight Co. Inc.	55,363	3,577,003
Clorox Co. (The)	28,701	4,258,654
Colgate-Palmolive Co.	195,008	12,613,118
Energizer Holdings Inc.	14,324	678,958
Kimberly-Clark Corp.	77,862	8,672,270
Procter & Gamble Co. (The)	560,169	54,039,503
Spectrum Brands Holdings Inc.	10,213	570,702

		84,410,208

Leisure Products — 1.2%
Brunswick Corp./DE	19,521	982,297
Hasbro Inc.	26,169	2,369,865
Mattel Inc.(a)	77,514	917,766
Polaris Industries Inc.	13,070	1,096,311

		5,366,239

Machinery — 1.2%
Stanley Black & Decker Inc.	33,964	4,294,408
WABCO Holdings Inc.(a)	11,734	1,340,375

		5,634,783

Personal Products — 2.3%
Coty Inc., Class A	101,541	787,958
Edgewell Personal Care Co.(a)	12,108	477,660
Estee Lauder Companies Inc. (The), Class A	49,442	6,744,878
Herbalife Nutrition Ltd.(a)(b)	23,521	1,404,204

93

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Nu Skin Enterprises Inc., Class A	12,460	$817,999

		10,232,699

Textiles, Apparel & Luxury Goods — 10.4%
Capri Holdings Ltd.(a)(b)	33,779	1,434,932
Carter’s Inc.	10,280	852,212
Columbia Sportswear Co.	6,652	593,292
Deckers Outdoor Corp.(a)	6,561	842,761
Hanesbrands Inc.	80,995	1,214,115
Lululemon Athletica Inc.(a)	23,705	3,503,836
NIKE Inc., Class B	286,237	23,437,086
PVH Corp.	17,022	1,857,270
Ralph Lauren Corp.	12,270	1,425,038
Skechers U.S.A. Inc., Class A(a)(b)	30,126	818,523
Steven Madden Ltd.	17,940	585,741
Tapestry Inc.	65,202	2,523,969
Under Armour Inc., Class A(a)(b)	42,266	876,597
Under Armour Inc., Class C, NVS(a)	43,117	816,636
VF Corp.	73,159	6,157,793
Wolverine World Wide Inc.	21,351	732,553

		47,672,354

Tobacco — 10.4%
Altria Group Inc.	422,485	20,849,635
Philip Morris International Inc.	349,519	26,815,097

		47,664,732

Total Common Stocks — 99.8% (Cost: $515,850,942)		456,247,943

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	5,442,137	$5,443,770
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	825,953	825,953

		6,269,723

Total Short-Term Investments — 1.4% (Cost: $6,268,259)		6,269,723

Total Investments in Securities — 101.2% (Cost: $522,119,201)		462,517,666

Other Assets, Less Liabilities — (1.2)%		(5,493,785)

Net Assets — 100.0%		$457,023,881

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,355,401	(7,913,264)	5,442,137	$5,443,770	$88,672	(a)	$1,837	$365
BlackRock Cash Funds: Treasury, SL Agency Shares	328,781	497,172	825,953	825,953	9,627		—	—

				$6,269,723	$98,299		$1,837	$365

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$456,247,943	$—	$—	$456,247,943
Money Market Funds	6,269,723	—	—	6,269,723

	$462,517,666	$—	$—	$462,517,666

94

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Consumer Goods ETF

Portfolio Abbreviations - Equity

NVS	Non Voting Shares

95

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.3%
Alaska Air Group Inc.	29,386	$1,879,235
Allegiant Travel Co.	3,045	395,850
American Airlines Group Inc.	97,856	3,500,309
Delta Air Lines Inc.	157,279	7,774,301
JetBlue Airways Corp.(a)	64,239	1,155,660
Southwest Airlines Co.	130,882	7,428,862
Spirit Airlines Inc.(a)	16,681	981,176
United Continental Holdings Inc.(a)	54,659	4,770,091

		27,885,484

Commercial Services & Supplies — 0.7%
Copart Inc.(a)(b)	48,564	2,458,795
KAR Auction Services Inc.	34,852	1,812,653
Rollins Inc.	38,341	1,427,819

		5,699,267

Distributors — 0.3%
LKQ Corp.(a)	78,632	2,061,731

Diversified Consumer Services — 1.2%
Adtalem Global Education Inc.(a)	10,603	518,487
Bright Horizons Family Solutions Inc.(a)(b)	15,353	1,777,724
frontdoor Inc.(a)	17,385	516,682
Graham Holdings Co., Class B	1,052	699,580
Grand Canyon Education Inc.(a)(b)	10,456	971,781
H&R Block Inc.	55,955	1,319,978
Service Corp. International/U.S	47,735	2,048,786
ServiceMaster Global Holdings Inc.(a)(b)	34,779	1,356,033
Sotheby’s(a)	6,954	280,872
Weight Watchers International Inc.(a)	9,222	295,104

		9,785,027

Entertainment — 12.2%
Cinemark Holdings Inc.	28,117	1,150,548
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	9,526	291,496
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	48,407	1,518,527
Lions Gate Entertainment Corp., Class A	14,498	266,328
Lions Gate Entertainment Corp., Class B, NVS	13,745	240,950
Live Nation Entertainment Inc.(a)	35,057	1,875,900
Madison Square Garden Co. (The), Class A(a)	4,112	1,142,725
Netflix Inc.(a)	104,422	35,451,269
Twenty-First Century Fox Inc., Class A, NVS	255,995	12,623,113
Twenty-First Century Fox Inc., Class B	126,418	6,202,067
Viacom Inc., Class A	5,885	201,797
Viacom Inc., Class B, NVS	79,385	2,335,507
Walt Disney Co. (The)	348,915	38,911,001

		102,211,228

Food & Staples Retailing — 10.2%
Casey’s General Stores Inc.	9,644	1,240,990
Costco Wholesale Corp.	106,084	22,768,809
Kroger Co. (The)	192,923	5,465,508
Rite Aid Corp.(a)(b)	254,554	204,483
Sprouts Farmers Market Inc.(a)	29,566	708,993
Sysco Corp.	117,382	7,494,841
Walgreens Boots Alliance Inc.	197,778	14,291,438
Walmart Inc.	343,583	32,925,559

		85,100,621

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	40,102	3,343,304

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health Inc.	75,304	$3,762,941

		7,106,245

Hotels, Restaurants & Leisure — 15.6%
Aramark	61,116	2,013,772
Bloomin’ Brands Inc.	18,058	332,809
Boyd Gaming Corp.	19,392	529,789
Brinker International Inc.	9,405	381,091
Caesars Entertainment Corp.(a)	134,646	1,230,665
Carnival Corp.	99,700	5,740,726
Cheesecake Factory Inc. (The)	6,941	311,512
Chipotle Mexican Grill Inc.(a)	5,838	3,091,863
Choice Hotels International Inc.	10,459	827,934
Churchill Downs Inc.	6,729	618,933
Cracker Barrel Old Country Store Inc.	5,090	851,455
Darden Restaurants Inc.	29,711	3,117,575
Domino’s Pizza Inc.	10,593	3,005,552
Dunkin’ Brands Group Inc.	21,865	1,495,347
Extended Stay America Inc.	46,666	797,989
Hilton Grand Vacations Inc.(a)(b)	24,428	741,146
Hilton Worldwide Holdings Inc.	69,813	5,199,672
Hyatt Hotels Corp., Class A	8,119	567,599
Jack in the Box Inc.	7,273	588,749
Las Vegas Sands Corp.	92,260	5,384,294
Marriott International Inc./MD, Class A	72,459	8,298,729
Marriott Vacations Worldwide Corp.	9,778	865,744
McDonald’s Corp.	188,467	33,694,130
MGM Resorts International	125,197	3,685,800
Norwegian Cruise Line Holdings Ltd.(a)	52,711	2,710,927
Planet Fitness Inc., Class A(a)	21,149	1,224,950
Royal Caribbean Cruises Ltd.	41,854	5,024,573
Scientific Games Corp./DE, Class A(a)	13,090	328,035
Six Flags Entertainment Corp.	20,558	1,266,167
Starbucks Corp.	302,539	20,615,008
Texas Roadhouse Inc.	14,079	856,566
Vail Resorts Inc.	10,137	1,908,392
Wendy’s Co. (The)	43,845	759,395
Wyndham Destinations Inc.	26,944	1,135,420
Wyndham Hotels & Resorts Inc.	24,130	1,184,542
Wynn Resorts Ltd.	22,255	2,737,588
Yum! Brands Inc.	79,364	7,458,629

		130,583,067

Interactive Media & Services — 0.2%
TripAdvisor Inc.(a)	22,652	1,299,772
Yelp Inc.(a)	17,898	651,845

		1,951,617

Internet & Direct Marketing Retail — 23.5%
Amazon.com Inc.(a)	97,965	168,375,384
Booking Holdings Inc.(a)	11,191	20,510,977
Expedia Group Inc.	28,792	3,433,446
Groupon Inc.(a)	70,370	265,295
Liberty Expedia Holdings Inc., Class A(a)	10,682	437,855
Qurate Retail Inc.(a)(b)	100,597	2,187,985
Shutterfly Inc.(a)(b)	9,136	419,890
Wayfair Inc., Class A(a)(b)	13,265	1,451,987

		197,082,819

IT Services — 0.1%
LiveRamp Holdings Inc.(a)	18,486	803,032

96

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 11.3%
Altice USA Inc., Class A	28,327	$556,342
AMC Networks Inc., Class A(a)	10,760	677,234
Cable One Inc.	1,372	1,213,315
CBS Corp., Class B, NVS	88,668	4,385,519
Charter Communications Inc., Class A(a)	44,394	14,696,634
Comcast Corp., Class A	1,093,418	39,986,296
Discovery Inc., Class A(a)(b)	42,321	1,201,070
Discovery Inc., Class C, NVS(a)	80,417	2,143,113
DISH Network Corp., Class A(a)	55,467	1,701,173
GCI Liberty Inc., Class A(a)	25,328	1,289,195
Interpublic Group of Companies Inc. (The)	99,505	2,263,739
John Wiley & Sons Inc., Class A	9,835	509,256
Liberty Broadband Corp., Class A(a)	8,064	683,585
Liberty Broadband Corp., Class C, NVS(a)(b)	36,567	3,108,926
Liberty Global PLC, Class A(a)(b)	51,637	1,259,943
Liberty Global PLC, Class C, NVS(a)	152,579	3,594,761
Liberty Latin America Ltd., Class A(a)(b)	10,294	179,476
Liberty Latin America Ltd., Class C, NVS(a)(b)	29,126	509,122
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	23,083	918,242
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	42,061	1,680,758
Meredith Corp.	9,377	508,890
New York Times Co. (The), Class A(b)	28,404	730,267
News Corp., Class A, NVS	91,672	1,176,152
News Corp., Class B	31,939	412,971
Nexstar Media Group Inc., Class A	11,160	931,525
Omnicom Group Inc.	54,012	4,206,455
Sinclair Broadcast Group Inc., Class A	13,886	427,828
Sirius XM Holdings Inc.(b)	371,403	2,165,280
TEGNA Inc.	49,835	585,063
Tribune Media Co., Class A	20,932	960,988

		94,663,118

Multiline Retail — 3.7%
Big Lots Inc.(b)	13,306	419,671
Dillard’s Inc., Class A	5,372	358,796
Dollar General Corp.	67,060	7,740,736
Dollar Tree Inc.(a)	58,646	5,678,692
Kohl’s Corp.	42,081	2,890,544
Macy’s Inc.	77,287	2,032,648
Nordstrom Inc.	30,840	1,431,284
Ollie’s Bargain Outlet Holdings Inc.(a)	13,917	1,087,892
Target Corp.	130,296	9,511,608

		31,151,871

Professional Services — 0.7%
Dun & Bradstreet Corp. (The)	9,758	1,412,373
IHS Markit Ltd.(a)	88,096	4,573,944

		5,986,317

Road & Rail — 0.1%
AMERCO	1,833	664,756
Avis Budget Group Inc.(a)	14,222	378,874

		1,043,630

Specialty Retail — 15.9%
Aaron’s Inc.	17,839	893,020
Advance Auto Parts Inc.	18,659	2,970,513
American Eagle Outfitters Inc.	45,847	968,289
AutoNation Inc.(a)(b)	16,894	654,642
AutoZone Inc.(a)	6,456	5,470,427

Security	Shares	Value

Specialty Retail (continued)
Bed Bath & Beyond Inc.	40,421	$609,953
Best Buy Co. Inc.	60,611	3,590,596
Burlington Stores Inc.(a)	18,916	3,248,066
CarMax Inc.(a)	47,404	2,786,407
Dick’s Sporting Goods Inc.	22,468	793,345
Five Below Inc.(a)(b)	14,721	1,821,429
Floor & Decor Holdings Inc., Class A(a)(b)	7,947	272,503
Foot Locker Inc.	29,881	1,670,049
Gap Inc. (The)	56,326	1,432,933
Home Depot Inc. (The)	216,521	39,738,099
L Brands Inc.	60,902	1,695,512
Lithia Motors Inc., Class A	7,126	633,858
Lowe’s Companies Inc.	193,660	18,622,346
Michaels Companies Inc. (The)(a)	28,587	396,216
Murphy USA Inc.(a)(b)	9,196	676,366
National Vision Holdings Inc.(a)	14,814	470,493
O’Reilly Automotive Inc.(a)	20,655	7,118,952
Penske Automotive Group Inc.	13,174	617,597
Ross Stores Inc.	94,089	8,667,479
Sally Beauty Holdings Inc.(a)	37,948	653,464
Signet Jewelers Ltd.	13,228	322,234
Tiffany & Co.	26,906	2,387,369
TJX Companies Inc. (The)	308,923	15,362,741
Tractor Supply Co.	32,555	2,780,197
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	14,363	4,192,847
Urban Outfitters Inc.(a)(b)	22,249	718,643
Williams-Sonoma Inc.	20,545	1,118,264

		133,354,849

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply Inc.(a)(b)	12,930	469,747

Total Common Stocks — 100.0% (Cost: $773,403,608)		836,939,670

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	15,216,313	15,220,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,590,696	1,590,696

		16,811,574

Total Short-Term Investments — 2.0% (Cost: $16,808,767)		16,811,574

Total Investments in Securities — 102.0% (Cost: $790,212,375)		853,751,244

Other Assets, Less Liabilities — (2.0)%		(16,545,520)

Net Assets — 100.0%		$837,205,724

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

97

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Consumer Services ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,166,393	49,920	15,216,313	$15,220,878	$80,093	(a)	$3,229	$1,764
BlackRock Cash Funds: Treasury, SL Agency Shares	593,674	997,022	1,590,696	1,590,696	16,740		—	—

				$16,811,574	$96,833		$3,229	$1,764

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$836,939,670	$—	$—	$836,939,670
Money Market Funds	16,811,574	—	—	16,811,574

	$853,751,244	$—	$—	$853,751,244

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

98

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Boeing Co. (The)	289	$111,444
General Dynamics Corp.	102	17,459
Harris Corp.	51	7,812
Huntington Ingalls Industries Inc.	21	4,336
L3 Technologies Inc.	26	5,119
Lockheed Martin Corp.	102	29,549
Northrop Grumman Corp.	42	11,573
Raytheon Co.	95	15,652
Spirit AeroSystems Holdings Inc., Class A	72	6,005
Textron Inc.	147	7,825
United Technologies Corp.	276	32,587

		249,361

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	44	3,818
Expeditors International of Washington Inc.	55	3,811
FedEx Corp.	44	7,813
United Parcel Service Inc., Class B	285	30,039

		45,481

Airlines — 0.7%
American Airlines Group Inc.	304	10,874
Delta Air Lines Inc.	305	15,076
Southwest Airlines Co.	276	15,666
United Continental Holdings Inc.(a)	110	9,600

		51,216

Auto Components — 0.2%
Aptiv PLC	68	5,381
Goodyear Tire & Rubber Co. (The)	199	4,217
Lear Corp.	42	6,465

		16,063

Automobiles — 0.8%
Ford Motor Co.	2,237	19,686
General Motors Co.	1,024	39,956
Harley-Davidson Inc.	119	4,386

		64,028

Banks — 10.8%
Bank of America Corp.	5,412	154,080
BB&T Corp.	358	17,470
CIT Group Inc.	417	19,261
Citigroup Inc.	2,350	151,481
Citizens Financial Group Inc.	295	10,006
Comerica Inc.	87	6,850
Fifth Third Bancorp	534	14,322
Huntington Bancshares Inc./OH	550	7,282
JPMorgan Chase & Co.	1,836	190,026
KeyCorp	604	9,948
M&T Bank Corp.	94	15,467
PacWest Bancorp	100	3,859
PNC Financial Services Group Inc. (The)	242	29,686
Regions Financial Corp.	1,019	15,458
SunTrust Banks Inc.	278	16,519
U.S. Bancorp	643	32,896
Wells Fargo & Co.	2,657	129,954
Zions Bancorp. N.A	96	4,569

		829,134

Beverages — 1.8%
Coca-Cola Co. (The)	1,317	63,387
Constellation Brands Inc., Class A	72	12,504

Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	82	$2,232
Monster Beverage Corp.(a)	63	3,606
PepsiCo Inc.	485	54,645

		136,374

Biotechnology — 3.8%
AbbVie Inc.	1,052	84,465
Amgen Inc.	528	98,794
Biogen Inc.(a)	63	21,028
Celgene Corp.(a)	571	50,511
Gilead Sciences Inc.	526	36,825

		291,623

Building Products — 0.3%
Fortune Brands Home & Security Inc.	103	4,666
Johnson Controls International PLC	346	11,685
Masco Corp.	157	5,088

		21,439

Capital Markets — 3.1%
Ameriprise Financial Inc.	129	16,331
Bank of New York Mellon Corp. (The)	574	30,032
BlackRock Inc.(b)	38	15,773
Charles Schwab Corp. (The)	104	4,864
CME Group Inc.	44	8,020
Franklin Resources Inc.	120	3,553
Goldman Sachs Group Inc. (The)	255	50,493
Intercontinental Exchange Inc.	169	12,972
Invesco Ltd.	243	4,427
Legg Mason Inc.	82	2,444
Moody’s Corp.	25	3,963
Morgan Stanley	951	40,227
MSCI Inc.	28	4,768
Northern Trust Corp.	88	7,785
S&P Global Inc.	72	13,799
State Street Corp.	128	9,075
T Rowe Price Group Inc.	102	9,533

		238,059

Chemicals — 1.5%
Air Products & Chemicals Inc.	49	8,055
Albemarle Corp.	33	2,664
Celanese Corp.	62	5,937
DowDuPont Inc.	770	41,434
Eastman Chemical Co.	73	5,885
Ecolab Inc.	44	6,959
Linde PLC	92	14,997
LyondellBasell Industries NV, Class A	184	16,003
PPG Industries Inc.	136	14,340

		116,274

Commercial Services & Supplies — 0.2%
Republic Services Inc.	80	6,137
Waste Management Inc.	139	13,298

		19,435

Communications Equipment — 2.1%
Cisco Systems Inc.	3,152	149,058
F5 Networks Inc.(a)	29	4,668
Juniper Networks Inc.	262	6,796
Motorola Solutions Inc.	35	4,092

		164,614

Consumer Finance — 1.2%
Ally Financial Inc.	301	7,844

99

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
American Express Co.	256	$26,291
Capital One Financial Corp.	179	14,426
Discover Financial Services	294	19,842
Navient Corp.	321	3,659
Synchrony Financial	674	20,247

		92,309

Containers & Packaging — 0.3%
International Paper Co.	194	9,201
Sealed Air Corp.	244	9,638
Westrock Co.	101	4,112

		22,951

Distributors — 0.1%
Genuine Parts Co.	43	4,292

Diversified Consumer Services — 0.0%
H&R Block Inc.	97	2,288

Diversified Financial Services — 0.1%
Voya Financial Inc.	169	7,847

Diversified Telecommunication Services — 2.8%
AT&T Inc.	4,107	123,456
CenturyLink Inc.	921	14,110
Verizon Communications Inc.	1,391	76,589

		214,155

Electric Utilities — 1.2%
American Electric Power Co. Inc.	138	10,919
Duke Energy Corp.	254	22,296
Edison International	122	6,950
Entergy Corp.	59	5,262
Eversource Energy	79	5,483
Exelon Corp.	247	11,797
FirstEnergy Corp.	158	6,194
NextEra Energy Inc.	81	14,497
PPL Corp.	162	5,074
Xcel Energy Inc.	129	6,755

		95,227

Electrical Equipment — 0.6%
Eaton Corp. PLC	215	16,393
Emerson Electric Co.	240	15,713
Rockwell Automation Inc.	65	11,019

		43,125

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	91	8,001
CDW Corp./DE	46	3,830
Corning Inc.	754	25,078
Jabil Inc.	118	3,145
TE Connectivity Ltd.	144	11,657

		51,711

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	138	3,253
Halliburton Co.	168	5,268
Schlumberger Ltd.	620	27,410

		35,931

Entertainment — 1.1%
Electronic Arts Inc.(a)	63	5,811
Twenty-First Century Fox Inc., Class A, NVS	66	3,254
Walt Disney Co. (The)	667	74,384

		83,449

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	77	$13,309
AvalonBay Communities Inc.	34	6,559
Boston Properties Inc.	34	4,484
Colony Capital Inc.	681	4,134
Equity Residential	94	6,821
Essex Property Trust Inc.	15	4,068
HCP Inc.	202	6,371
Host Hotels & Resorts Inc.	264	4,768
Macerich Co. (The)	69	3,185
Mid-America Apartment Communities Inc.	36	3,646
Omega Healthcare Investors Inc.	113	4,541
Prologis Inc.	148	10,236
Public Storage	47	9,988
SBA Communications Corp.(a)	42	7,666
Simon Property Group Inc.	136	24,768
SL Green Realty Corp.	77	7,117
Ventas Inc.	144	9,287
Vornado Realty Trust	52	3,635
Welltower Inc.	103	7,981
Weyerhaeuser Co.	312	8,187

		150,751

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	46	9,873
Kroger Co. (The)	714	20,228
Sysco Corp.	232	14,813
Walgreens Boots Alliance Inc.	622	44,946
Walmart Inc.	562	53,856

		143,716

Food Products — 1.3%
Archer-Daniels-Midland Co.	223	10,013
Campbell Soup Co.	88	3,118
Conagra Brands Inc.	296	6,406
General Mills Inc.	201	8,933
Hershey Co. (The)	54	5,729
JM Smucker Co. (The)	48	5,034
Kellogg Co.	92	5,429
Kraft Heinz Co. (The)	256	12,303
Mondelez International Inc., Class A	693	32,058
Tyson Foods Inc., Class A	147	9,102

		98,125

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	236	17,223
Baxter International Inc.	148	10,729
DENTSPLY SIRONA Inc.	101	4,237
Edwards Lifesciences Corp.(a)	34	5,794
Intuitive Surgical Inc.(a)	13	6,807
Medtronic PLC	376	33,235
Stryker Corp.	38	6,748

		84,773

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	54	4,502
Anthem Inc.	69	20,907
Cardinal Health Inc.	187	9,344
Cigna Corp.	56	11,189
CVS Health Corp.	582	38,150
DaVita Inc.(a)	119	6,679
HCA Healthcare Inc.	103	14,361
Henry Schein Inc.(a)	35	2,720
Humana Inc.	53	16,377

100

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	166	$21,290
Quest Diagnostics Inc.	60	5,241
UnitedHealth Group Inc.	157	42,421

		193,181

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	217	12,495
Darden Restaurants Inc.	35	3,672
Domino’s Pizza Inc.	26	7,377
Hilton Worldwide Holdings Inc.	122	9,087
Hyatt Hotels Corp., Class A	87	6,082
Las Vegas Sands Corp.	189	11,030
Marriott International Inc./MD, Class A	206	23,593
McDonald’s Corp.	384	68,651
Royal Caribbean Cruises Ltd.	58	6,963
Six Flags Entertainment Corp.	64	3,942
Starbucks Corp.	727	49,538
Yum! Brands Inc.	261	24,529

		226,959

Household Durables — 0.3%
Newell Brands Inc.	139	2,948
NVR Inc.(a)	2	5,320
PulteGroup Inc.	223	6,202
Whirlpool Corp.	81	10,774

		25,244

Household Products — 2.3%
Church & Dwight Co. Inc.	81	5,234
Clorox Co. (The)	35	5,193
Colgate-Palmolive Co.	382	24,708
Kimberly-Clark Corp.	171	19,046
Procter & Gamble Co. (The)	1,245	120,105

		174,286

Industrial Conglomerates — 2.3%
3M Co.	237	47,471
General Electric Co.	8,709	88,484
Honeywell International Inc.	264	37,918

		173,873

Insurance — 3.7%
Aflac Inc.	385	18,364
Allstate Corp. (The)	184	16,168
American International Group Inc.	1,230	53,173
Aon PLC	127	19,841
Assurant Inc.	35	3,374
Assured Guaranty Ltd.	118	4,786
Axis Capital Holdings Ltd.	51	2,731
Chubb Ltd.	133	17,696
Everest Re Group Ltd.	11	2,410
Fidelity National Financial Inc.	84	3,037
Hartford Financial Services Group Inc. (The)	203	9,525
Lincoln National Corp.	116	6,785
Marsh & McLennan Companies Inc.	152	13,405
MetLife Inc.	875	39,961
Principal Financial Group Inc.	138	6,910
Prudential Financial Inc.	271	24,970
Torchmark Corp.	37	3,099
Travelers Companies Inc. (The)	159	19,961
Unum Group	130	4,519
White Mountains Insurance Group Ltd.	6	5,361

Security	Shares	Value

Insurance (continued)
Willis Towers Watson PLC	43	$7,000

		283,076

Interactive Media & Services — 1.2%
Alphabet Inc., Class A(a)	19	21,392
Alphabet Inc., Class C, NVS(a)	19	21,211
Facebook Inc., Class A(a)	314	52,341

		94,944

Internet & Direct Marketing Retail — 0.8%
Booking Holdings Inc.(a)	14	25,660
eBay Inc.(a)	843	28,367
Expedia Group Inc.	40	4,770
Qurate Retail Inc.(a)	271	5,894

		64,691

IT Services — 4.2%
Accenture PLC, Class A	188	28,867
Alliance Data Systems Corp.	19	3,374
Automatic Data Processing Inc.	125	17,480
Cognizant Technology Solutions Corp., Class A	229	15,957
Fidelity National Information Services Inc.	78	8,153
Fiserv Inc.(a)	136	11,279
International Business Machines Corp.	653	87,776
Mastercard Inc., Class A	203	42,859
Paychex Inc.	91	6,443
PayPal Holdings Inc.(a)	183	16,243
VeriSign Inc.(a)	29	4,909
Visa Inc., Class A	496	66,965
Western Union Co. (The)	363	6,625
Worldpay Inc., Class A(a)	66	5,510

		322,440

Leisure Products — 0.0%
Hasbro Inc.	42	3,803

Life Sciences Tools & Services — 0.2%
IQVIA Holdings Inc.(a)	108	13,933
Mettler-Toledo International Inc.(a)	6	3,829

		17,762

Machinery — 1.2%
Allison Transmission Holdings Inc.	133	6,473
Caterpillar Inc.	159	21,173
Cummins Inc.	71	10,445
Deere & Co.	52	8,528
Illinois Tool Works Inc.	143	19,635
Ingersoll-Rand PLC	100	10,004
PACCAR Inc.	50	3,276
Parker-Hannifin Corp.	35	5,768
Terex Corp.	148	4,545

		89,847

Media — 1.5%
CBS Corp., Class B, NVS	276	13,651
Charter Communications Inc., Class A(a)	156	51,644
Comcast Corp., Class A	711	26,001
Discovery Inc., Class C, NVS(a)	73	1,945
Interpublic Group of Companies Inc. (The)	198	4,505
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	149	5,954
Omnicom Group Inc.	125	9,735
Sirius XM Holdings Inc.(c)	563	3,282

		116,717

101

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.1%
Nucor Corp.	96	$5,879

Multi-Utilities — 0.3%
Ameren Corp.	56	3,883
CenterPoint Energy Inc.	172	5,318
Public Service Enterprise Group Inc.	138	7,528
WEC Energy Group Inc.	90	6,573

		23,302

Multiline Retail — 0.6%
Dollar General Corp.	75	8,658
Kohl’s Corp.	90	6,182
Macy’s Inc.	114	2,998
Target Corp.	367	26,791

		44,629

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	339	16,045
Apache Corp.	89	2,921
Chevron Corp.	547	62,713
ConocoPhillips	499	33,777
EOG Resources Inc.	41	4,067
Exxon Mobil Corp.	1,545	113,218
Kinder Morgan Inc./DE	688	12,453
Marathon Petroleum Corp.	426	28,227
Occidental Petroleum Corp.	336	22,438
ONEOK Inc.	70	4,495
Phillips 66	304	29,005
Valero Energy Corp.	282	24,765

		354,124

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	63	8,594

Pharmaceuticals — 5.3%
Allergan PLC	419	60,328
Bristol-Myers Squibb Co.	611	30,165
Eli Lilly & Co.	212	25,410
Johnson & Johnson	778	103,536
Merck & Co. Inc.	955	71,081
Pfizer Inc.	2,554	108,417
Zoetis Inc.	72	6,204

		405,141

Professional Services — 0.2%
IHS Markit Ltd.(a)	142	7,372
ManpowerGroup Inc.	22	1,739
Nielsen Holdings PLC	187	4,802

		13,913

Road & Rail — 1.5%
CSX Corp.	351	23,061
Kansas City Southern	38	4,018
Norfolk Southern Corp.	119	19,961
Union Pacific Corp.	446	70,945

		117,985

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices Inc.	67	6,624
Applied Materials Inc.	835	32,632
Broadcom Inc.	196	52,577
Intel Corp.	2,042	96,219
KLA-Tencor Corp.	53	5,648
Lam Research Corp.	160	27,133
Marvell Technology Group Ltd.	188	3,484

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Inc.	125	$6,784
NVIDIA Corp.	71	10,206
QUALCOMM Inc.	2,105	104,239
Skyworks Solutions Inc.	103	7,523
Texas Instruments Inc.	433	43,594
Xilinx Inc.	72	8,060

		404,723

Software — 3.8%
Adobe Inc.(a)	45	11,152
ANSYS Inc.(a)	16	2,630
Autodesk Inc.(a)	28	4,122
Cadence Design Systems Inc.(a)	37	1,777
CDK Global Inc.	73	3,570
Citrix Systems Inc.	81	8,306
Microsoft Corp.	1,748	182,544
Oracle Corp.	1,579	79,313
VMware Inc., Class A	5	755

		294,169

Specialty Retail — 3.1%
AutoZone Inc.(a)	13	11,015
Bed Bath & Beyond Inc.	213	3,214
Best Buy Co. Inc.	209	12,381
CarMax Inc.(a)	61	3,585
Foot Locker Inc.	51	2,850
Home Depot Inc. (The)	577	105,897
L Brands Inc.	171	4,761
Lowe’s Companies Inc.	417	40,099
O’Reilly Automotive Inc.(a)	47	16,199
Ross Stores Inc.	122	11,239
Signet Jewelers Ltd.	84	2,046
TJX Companies Inc. (The)	441	21,931
Tractor Supply Co.	44	3,758

		238,975

Technology Hardware, Storage & Peripherals — 5.6%
Apple Inc.	2,184	363,505
Hewlett Packard Enterprise Co.	1,841	28,701
HP Inc.	1,041	22,933
NetApp Inc.	155	9,884
Seagate Technology PLC	184	8,148

		433,171

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	79	3,356
Hanesbrands Inc.	187	2,803
NIKE Inc., Class B	552	45,198
VF Corp.	110	9,258

		60,615

Tobacco — 1.4%
Altria Group Inc.	1,200	59,220
Philip Morris International Inc.	672	51,556

		110,776

Trading Companies & Distributors — 0.1%
Fastenal Co.	73	4,414
WW Grainger Inc.	19	5,612

		10,026

102

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	70	$3,022

Total Common Stocks — 99.8% (Cost: $7,915,171)		7,689,618

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(d)(e)	3,513	3,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(d)	23,240	23,240

		26,754

Total Short-Term Investments — 0.4% (Cost: $26,753)		26,754

Total Investments in Securities — 100.2% (Cost: $7,941,924)		7,716,372

Other Assets, Less Liabilities — (0.2)%		(13,881)

Net Assets — 100.0%		$ 7,702,491

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,825	—		(9,312	)(a)	3,513	$3,514	$103	(b)	$4	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,269	8,971	(a)	—		23,240	23,240	224		—	—
BlackRock Inc.	42	22		(26)		38	15,773	418		(2,087)	(3,392)
PNC Financial Services Group Inc. (The) (c)	203	118		(79)		242	N/A	673		(397)	(5,797)

							$42,527	$1,418		$(2,480)	$(9,189)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,689,618	$—	$—	$7,689,618
Money Market Funds	26,754	—	—	26,754

	$7,716,372	$—	$—	$7,716,372

103

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Dividend and Buyback ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

104

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 0.6%
OGE Energy Corp.	123,297	$5,049,012

Energy Equipment & Services — 10.9%
Apergy Corp.(a)	47,676	1,602,867
Baker Hughes a GE Co.	313,851	7,397,468
Core Laboratories NV	27,293	1,841,186
Dril-Quip Inc.(a)(b)	23,299	872,315
Ensco PLC, Class A	270,870	1,191,828
Halliburton Co.	543,173	17,033,905
Helmerich & Payne Inc.	67,253	3,765,495
KLX Energy Services Holdings Inc.(a)	12,653	329,737
Nabors Industries Ltd.	202,051	598,071
National Oilwell Varco Inc.	236,196	6,963,058
Oceaneering International Inc.(a)	60,660	951,755
Patterson-UTI Energy Inc.	135,825	1,647,557
Rowan Companies PLC, Class A(a)	78,816	960,767
Schlumberger Ltd.	854,446	37,775,058
TechnipFMC PLC	263,735	6,055,356
Transocean Ltd.(a)	312,326	2,676,634
U.S. Silica Holdings Inc.	48,046	647,660
Weatherford International PLC(a)	614,616	398,517

		92,709,234

Oil, Gas & Consumable Fuels — 88.0%
Anadarko Petroleum Corp.	311,738	14,754,560
Antero Resources Corp.(a)	137,005	1,378,270
Apache Corp.	236,114	7,749,262
Cabot Oil & Gas Corp.	269,001	6,711,575
Centennial Resource Development Inc./DE, Class A(a)	117,246	1,544,130
Cheniere Energy Inc.(a)	136,424	8,956,236
Chesapeake Energy Corp.(a)(b)	645,342	1,839,225
Chevron Corp.	1,181,456	135,453,930
Cimarex Energy Co.	58,865	4,434,889
CNX Resources Corp.(a)	131,376	1,594,905
Concho Resources Inc.(a)(b)	123,626	14,815,340
ConocoPhillips	711,755	48,178,696
Continental Resources Inc./OK(a)	53,390	2,465,016
Delek U.S. Holdings Inc.	47,675	1,549,914
Devon Energy Corp.	289,027	7,702,570
Diamondback Energy Inc.	95,372	9,834,761
EOG Resources Inc.	357,549	35,468,861
EQT Corp.	162,971	3,173,045
Equitrans Midstream Corp.(a)	125,729	2,617,678
Exxon Mobil Corp.	2,617,943	191,842,863
Gulfport Energy Corp.(a)	97,114	814,786
Hess Corp.	155,402	8,391,708
HollyFrontier Corp.	100,055	5,637,099
Kinder Morgan Inc./DE	1,171,584	21,205,670
Marathon Oil Corp.	513,775	8,112,507
Marathon Petroleum Corp.	427,398	28,319,392
Matador Resources Co.(a)	63,752	1,243,164

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	100,415	$2,746,350
Newfield Exploration Co.(a)	123,375	2,255,295
Noble Energy Inc.	298,237	6,662,615
Oasis Petroleum Inc.(a)(b)	164,644	991,157
Occidental Petroleum Corp.	466,763	31,170,433
ONEOK Inc.	253,870	16,300,993
Parsley Energy Inc., Class A(a)(b)	162,303	3,015,590
PBF Energy Inc., Class A	73,983	2,709,258
PDC Energy Inc.(a)(b)	40,713	1,326,022
Phillips 66	263,668	25,156,564
Pioneer Natural Resources Co.	105,191	14,970,783
QEP Resources Inc.(a)	146,145	1,208,619
Range Resources Corp.	127,814	1,409,788
SemGroup Corp., Class A	40,673	651,581
SM Energy Co.	63,639	1,248,597
Southwestern Energy Co.(a)(b)	361,933	1,581,647
Targa Resources Corp.	139,241	5,988,755
Valero Energy Corp.	263,839	23,170,341
Whiting Petroleum Corp.(a)	56,091	1,605,885
Williams Companies Inc. (The)	746,562	20,104,915
World Fuel Services Corp.	42,142	1,048,914
WPX Energy Inc.(a)(b)	243,724	2,988,056

		744,102,210

Semiconductors & Semiconductor Equipment — 0.3%
First Solar Inc.(a)(b)	46,581	2,356,533

Total Common Stocks — 99.8% (Cost: $1,189,905,548)		844,216,989

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	23,037,431	23,044,342
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,404,198	1,404,198

		24,448,540

Total Short-Term Investments — 2.9% (Cost: $24,443,618)		24,448,540

Total Investments in Securities — 102.7% (Cost: $1,214,349,166)		868,665,529

Other Assets, Less Liabilities — (2.7)%		(22,910,546)

Net Assets — 100.0%		$845,754,983

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

105

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,611,186	6,426,245	23,037,431	$23,044,342	$43,480	(a)	$1,440	$3,260
BlackRock Cash Funds: Treasury, SL Agency Shares	1,597,838	(193,640)	1,404,198	1,404,198	16,015		—	—

				$24,448,540	$59,495		$1,440	$3,260

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$844,216,989	$—	$—	$844,216,989
Money Market Funds	24,448,540	—	—	24,448,540

	$868,665,529	$—	$—	$868,665,529

106

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 52.3%
Associated Banc-Corp.	87,268	$1,889,352
BancorpSouth Bank	47,936	1,398,772
Bank of America Corp.	4,826,452	137,409,088
Bank of Hawaii Corp.	22,122	1,710,694
Bank OZK	63,868	1,937,755
BankUnited Inc.	54,356	1,837,776
BB&T Corp.	406,943	19,858,818
BOK Financial Corp.	16,893	1,403,977
Cathay General Bancorp	40,922	1,519,025
Chemical Financial Corp.	37,743	1,678,054
CIT Group Inc.	55,760	2,575,554
Citigroup Inc.	1,291,387	83,242,806
Citizens Financial Group Inc.	246,840	8,372,813
Comerica Inc.	85,418	6,725,813
Commerce Bancshares Inc.	52,494	3,139,141
Cullen/Frost Bankers Inc.	33,774	3,285,535
East West Bancorp. Inc.	76,579	3,853,455
Fifth Third Bancorp	345,887	9,276,689
First Citizens BancShares Inc./NC, Class A	4,762	1,940,658
First Financial Bankshares Inc.	38,379	2,344,957
First Hawaiian Inc.	48,104	1,237,716
First Horizon National Corp.	171,087	2,511,557
First Republic Bank/CA	86,604	8,368,545
FNB Corp.	171,325	1,995,936
Fulton Financial Corp.	93,135	1,494,817
Glacier Bancorp. Inc.	44,628	1,882,409
Hancock Whitney Corp.	44,977	1,847,655
Home BancShares Inc./AR	84,244	1,542,508
Huntington Bancshares Inc./OH	561,327	7,431,970
IBERIABANK Corp.	29,396	2,172,070
International Bancshares Corp.	29,222	1,036,504
Investors Bancorp. Inc.	126,289	1,533,148
JPMorgan Chase & Co.	1,758,480	182,002,680
KeyCorp	545,764	8,988,733
M&T Bank Corp.	74,220	12,212,159
MB Financial Inc.	44,503	1,975,043
PacWest Bancorp	64,305	2,481,530
People’s United Financial Inc.	199,604	3,269,514
Pinnacle Financial Partners Inc.	38,691	2,080,415
PNC Financial Services Group Inc. (The)	244,003	29,931,848
Popular Inc.	52,906	2,889,197
Prosperity Bancshares Inc.	35,048	2,493,315
Regions Financial Corp.	546,172	8,285,429
Signature Bank/New York NY	28,123	3,580,339
Sterling Bancorp./DE	118,595	2,281,768
SunTrust Banks Inc.	237,581	14,117,063
SVB Financial Group(a)	28,128	6,564,513
Synovus Financial Corp.	87,480	3,098,542
TCF Financial Corp.	88,269	1,956,041
Texas Capital Bancshares Inc.(a)	26,594	1,549,632
Trustmark Corp.	35,464	1,118,180
U.S. Bancorp	803,318	41,097,749
UMB Financial Corp.	23,635	1,521,149
Umpqua Holdings Corp.	116,349	2,057,050
United Bankshares Inc./WV	54,451	1,925,932
Valley National Bancorp	175,080	1,770,059
Webster Financial Corp.	48,733	2,625,734
Wells Fargo & Co.	2,240,258	109,571,019

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp.(a)	51,456	$2,278,472
Wintrust Financial Corp.	29,783	2,118,763
Zions Bancorp. N.A	101,449	4,827,958

		789,125,393

Capital Markets — 24.7%
Affiliated Managers Group Inc.	27,889	2,926,951
Ameriprise Financial Inc.	73,518	9,307,379
Bank of New York Mellon Corp. (The)	481,037	25,167,856
BGC Partners Inc., Class A	143,629	889,064
BlackRock Inc.(b)	64,217	26,655,192
Cboe Global Markets Inc.	59,293	5,530,258
Charles Schwab Corp. (The)	635,572	29,725,702
CME Group Inc.	189,168	34,481,543
E*TRADE Financial Corp.	134,083	6,256,313
Eaton Vance Corp., NVS	61,607	2,373,102
Evercore Inc., Class A	21,475	1,920,939
FactSet Research Systems Inc.	20,092	4,392,714
Federated Investors Inc., Class B	50,605	1,322,309
Franklin Resources Inc.	156,859	4,644,595
Goldman Sachs Group Inc. (The)	182,931	36,222,167
Interactive Brokers Group Inc., Class A	39,658	1,998,763
Intercontinental Exchange Inc.	301,198	23,119,958
Invesco Ltd.	217,315	3,959,479
Janus Henderson Group PLC	88,435	1,930,536
Lazard Ltd., Class A	68,543	2,727,326
Legg Mason Inc.	44,685	1,331,613
LPL Financial Holdings Inc.	45,967	3,234,698
MarketAxess Holdings Inc.	19,867	4,266,836
Moody’s Corp.	88,050	13,956,805
Morgan Stanley	691,309	29,242,371
Morningstar Inc.	9,749	1,210,338
MSCI Inc.	46,470	7,912,447
Nasdaq Inc.	60,619	5,336,897
Northern Trust Corp.	116,867	10,338,055
Raymond James Financial Inc.	68,020	5,475,610
S&P Global Inc.	132,516	25,396,691
SEI Investments Co.	69,060	3,283,112
State Street Corp.	200,511	14,216,230
Stifel Financial Corp.	38,063	1,822,076
T Rowe Price Group Inc.	127,083	11,877,177
TD Ameritrade Holding Corp.	142,499	7,972,819

		372,425,921

Consumer Finance — 6.6%
Ally Financial Inc.	217,828	5,676,597
American Express Co.	370,424	38,042,545
Capital One Financial Corp.	250,471	20,185,458
Credit Acceptance Corp.(a)	6,538	2,602,255
Discover Financial Services	177,190	11,958,553
FirstCash Inc.	23,204	1,912,706
Green Dot Corp., Class A(a)	27,102	2,006,090
Navient Corp.	120,965	1,379,001
OneMain Holdings Inc.(a)	39,238	1,172,824
PRA Group Inc.(a)(c)	23,886	704,876
Santander Consumer USA Holdings Inc.	60,800	1,158,848
SLM Corp.(a)	230,164	2,465,056
Synchrony Financial	349,656	10,503,666

		99,768,475

Diversified Financial Services — 0.1%
AXA Equitable Holdings Inc.	70,515	1,307,348

107

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 0.3%
Fidelity National Financial Inc.	145,408	$5,257,953

IT Services — 15.0%
Mastercard Inc., Class A	480,487	101,445,220
Visa Inc., Class A	929,231	125,455,478

		226,900,698

Thrifts & Mortgage Finance — 0.8%
Capitol Federal Financial Inc.	74,775	962,354
Essent Group Ltd.(a)	51,835	2,060,441
MGIC Investment Corp.(a)	191,027	2,384,017
New York Community Bancorp. Inc.	259,030	3,009,929
Radian Group Inc.	112,704	2,168,425
TFS Financial Corp.	28,643	467,167
Washington Federal Inc.	46,186	1,343,551

		12,395,884

Total Common Stocks — 99.8% (Cost: $1,479,443,298)		1,507,181,672

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(d)(e)	684,681	684,887

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(d)	851,677	$851,677

		1,536,564

Total Short-Term Investments — 0.1% (Cost: $1,536,374)		1,536,564

Total Investments in Securities — 99.9% (Cost: $1,480,979,672)		1,508,718,236

Other Assets, Less Liabilities — 0.1%		904,050

Net Assets — 100.0%		$1,509,622,286

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,169,217	—		(3,484,536	)(a)	684,681	$684,887	$25,258	(b)	$5,840	$(56)
BlackRock Cash Funds: Treasury, SL Agency Shares	790,407	61,270	(a)	—		851,677	851,677	26,180		—	—
BlackRock Inc.	66,052	21,456		(23,291)		64,217	26,655,192	635,002		1,758,641	(9,066,103)
PNC Financial Services Group Inc. (The) (c)	251,710	82,505		(90,212)		244,003	N/A	701,913		2,564,653	(8,868,424)

							$28,191,756	$1,388,353		$4,329,134	$(17,934,583)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,507,181,672	$—	$—	$1,507,181,672
Money Market Funds	1,536,564	—	—	1,536,564

	$1,508,718,236	$—	$—	$1,508,718,236

108

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Financial Services ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

109

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 29.7%
Associated Banc-Corp.	59,817	$1,295,038
BancorpSouth Bank	33,132	966,792
Bank of America Corp.	3,258,480	92,768,926
Bank of Hawaii Corp.	15,147	1,171,318
Bank OZK	43,570	1,321,914
BankUnited Inc.	37,239	1,259,051
BB&T Corp.	275,439	13,441,423
BOK Financial Corp.	11,562	960,918
Cathay General Bancorp	27,869	1,034,497
Chemical Financial Corp.	25,756	1,145,112
CIT Group Inc.	38,192	1,764,088
Citigroup Inc.	872,134	56,217,758
Citizens Financial Group Inc.	167,693	5,688,147
Comerica Inc.	57,853	4,555,345
Commerce Bancshares Inc.	35,648	2,131,750
Cullen/Frost Bankers Inc.	22,997	2,237,148
East West Bancorp. Inc.	52,025	2,617,898
Fifth Third Bancorp	234,862	6,298,999
First Citizens BancShares Inc./NC, Class A	3,237	1,319,175
First Financial Bankshares Inc.	24,179	1,477,337
First Hawaiian Inc.	32,755	842,786
First Horizon National Corp.	117,418	1,723,696
First Republic Bank/CA	58,578	5,660,392
FNB Corp.	117,934	1,373,931
Fulton Financial Corp.	63,465	1,018,613
Glacier Bancorp. Inc.	30,370	1,281,007
Hancock Whitney Corp.	30,754	1,263,374
Home BancShares Inc./AR	57,989	1,061,779
Huntington Bancshares Inc./OH	380,457	5,037,251
IBERIABANK Corp.	20,123	1,486,888
International Bancshares Corp.	19,955	707,804
Investors Bancorp. Inc.	86,636	1,051,761
JPMorgan Chase & Co.	1,187,418	122,897,763
KeyCorp	370,586	6,103,551
M&T Bank Corp.	50,203	8,260,402
MB Financial Inc.	30,672	1,361,223
PacWest Bancorp	43,815	1,690,821
People’s United Financial Inc.	135,672	2,222,307
Pinnacle Financial Partners Inc.	26,138	1,405,440
PNC Financial Services Group Inc. (The)	164,748	20,209,637
Popular Inc.	36,055	1,968,964
Prosperity Bancshares Inc.	24,047	1,710,704
Regions Financial Corp.	370,752	5,624,308
Signature Bank/New York NY	19,155	2,438,623
Sterling Bancorp./DE	80,964	1,557,747
SunTrust Banks Inc.	160,598	9,542,733
SVB Financial Group(a)	19,056	4,447,289
Synovus Financial Corp.	58,901	2,086,273
TCF Financial Corp.	60,336	1,337,046
Texas Capital Bancshares Inc.(a)	18,116	1,055,619
Trustmark Corp.	23,687	746,851
U.S. Bancorp	542,628	27,760,848
UMB Financial Corp.	16,268	1,047,008
Umpqua Holdings Corp.	80,106	1,416,274
United Bankshares Inc./WV	36,829	1,302,642
Valley National Bancorp	119,348	1,206,608
Webster Financial Corp.	33,312	1,794,851
Wells Fargo & Co.	1,512,843	73,993,151

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp.(a)(b)	35,359	$1,565,697
Wintrust Financial Corp.	20,475	1,456,592
Zions Bancorp. N.A	69,120	3,289,421

		533,682,309

Capital Markets — 14.0%
Affiliated Managers Group Inc.	18,933	1,987,018
Ameriprise Financial Inc.	49,939	6,322,277
Bank of New York Mellon Corp. (The)	325,064	17,007,349
BGC Partners Inc., Class A	100,800	623,952
BlackRock Inc.(c)	43,316	17,979,605
Cboe Global Markets Inc.	40,342	3,762,698
Charles Schwab Corp. (The)	429,385	20,082,336
CME Group Inc.	127,803	23,295,931
E*TRADE Financial Corp.	91,263	4,258,332
Eaton Vance Corp., NVS	42,228	1,626,623
Evercore Inc., Class A	14,742	1,318,672
FactSet Research Systems Inc.	13,649	2,984,081
Federated Investors Inc., Class B	34,595	903,967
Franklin Resources Inc.	107,066	3,170,224
Goldman Sachs Group Inc. (The)	123,576	24,469,284
Interactive Brokers Group Inc., Class A	27,213	1,371,535
Intercontinental Exchange Inc.	203,486	15,619,585
Invesco Ltd.	147,564	2,688,616
Janus Henderson Group PLC	60,362	1,317,703
Lazard Ltd., Class A	46,979	1,869,294
Legg Mason Inc.	31,082	926,244
LPL Financial Holdings Inc.	31,150	2,192,026
MarketAxess Holdings Inc.	13,473	2,893,596
Moody’s Corp.	59,634	9,452,585
Morgan Stanley	467,032	19,755,454
Morningstar Inc.	6,656	826,342
MSCI Inc.	31,546	5,371,337
Nasdaq Inc.	41,159	3,623,638
Northern Trust Corp.	79,210	7,006,917
Raymond James Financial Inc.	46,372	3,732,946
S&P Global Inc.	89,629	17,177,398
SEI Investments Co.	46,878	2,228,580
State Street Corp.	135,763	9,625,597
Stifel Financial Corp.	26,081	1,248,498
T Rowe Price Group Inc.	86,089	8,045,878
TD Ameritrade Holding Corp.	96,749	5,413,107

		252,179,225

Consumer Finance — 3.8%
Ally Financial Inc.	148,499	3,869,884
American Express Co.	250,221	25,697,697
Capital One Financial Corp.	169,234	13,638,568
Credit Acceptance Corp.(a)	4,460	1,775,169
Discover Financial Services	120,191	8,111,691
FirstCash Inc.	15,910	1,311,461
Green Dot Corp., Class A(a)	17,235	1,275,735
Navient Corp.	83,488	951,763
OneMain Holdings Inc.(a)	27,132	810,975
PRA Group Inc.(a)(b)	16,657	491,548
Santander Consumer USA Holdings Inc.	41,979	800,120
SLM Corp.(a)	158,003	1,692,212
Synchrony Financial	236,749	7,111,940

		67,538,763

Diversified Financial Services — 8.1%
AXA Equitable Holdings Inc.	48,748	903,788

110

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Berkshire Hathaway Inc., Class B(a)	694,642	$142,776,717
Voya Financial Inc.(b)	55,764	2,589,122

		146,269,627

Equity Real Estate Investment Trusts (REITs) — 19.8%
Acadia Realty Trust	29,639	851,528
Alexandria Real Estate Equities Inc.	38,488	5,069,254
American Campus Communities Inc.	49,291	2,268,372
American Homes 4 Rent, Class A	92,883	2,053,643
American Tower Corp.	157,341	27,194,818
Apartment Investment & Management Co., Class A	55,999	2,773,070
Apple Hospitality REIT Inc.	78,029	1,280,456
AvalonBay Communities Inc.	49,448	9,539,508
Boston Properties Inc.	55,330	7,296,367
Brandywine Realty Trust	64,697	973,690
Brixmor Property Group Inc.	108,247	1,854,271
Camden Property Trust	33,386	3,236,773
Colony Capital Inc.	177,205	1,075,634
Columbia Property Trust Inc.	42,723	942,897
CoreCivic Inc.	43,014	854,688
CoreSite Realty Corp.	13,227	1,306,695
Corporate Office Properties Trust	38,647	954,194
Cousins Properties Inc.	151,053	1,336,819
Crown Castle International Corp.	148,108	17,337,523
CubeSmart	66,982	2,073,093
CyrusOne Inc.	38,056	2,062,635
DiamondRock Hospitality Co.	76,425	776,478
Digital Realty Trust Inc.	73,829	7,998,634
Douglas Emmett Inc.	57,639	2,180,483
Duke Realty Corp.	128,354	3,753,071
EastGroup Properties Inc.	12,868	1,331,323
EPR Properties	26,889	1,964,510
Equinix Inc.	28,755	11,329,470
Equity Commonwealth	44,234	1,431,412
Equity LifeStyle Properties Inc.	32,170	3,406,160
Equity Residential	131,795	9,563,045
Essex Property Trust Inc.	23,673	6,420,118
Extra Space Storage Inc.	45,273	4,464,371
Federal Realty Investment Trust	26,469	3,508,995
First Industrial Realty Trust Inc.	45,852	1,500,277
Gaming and Leisure Properties Inc.	72,229	2,708,588
GEO Group Inc. (The)	44,093	994,297
HCP Inc.	170,856	5,388,798
Healthcare Realty Trust Inc.	45,230	1,460,477
Healthcare Trust of America Inc., Class A	74,729	2,123,798
Highwoods Properties Inc.	37,541	1,663,817
Hospitality Properties Trust	59,706	1,591,762
Host Hotels & Resorts Inc.	266,447	4,812,033
Hudson Pacific Properties Inc.	56,748	1,842,608
Invitation Homes Inc.	106,637	2,398,266
Iron Mountain Inc.	102,506	3,813,223
JBG SMITH Properties	39,366	1,521,496
Kilroy Realty Corp.	36,171	2,548,609
Kimco Realty Corp.(b)	151,298	2,573,579
Lamar Advertising Co., Class A	30,568	2,275,788
Lexington Realty Trust	77,806	747,716
Liberty Property Trust	53,101	2,503,181
Life Storage Inc.	16,795	1,650,445
Macerich Co. (The)	38,211	1,763,820
Mack-Cali Realty Corp.	32,928	678,317
Medical Properties Trust Inc.	131,186	2,387,585

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities Inc.	40,745	$4,126,654
National Health Investors Inc.	15,077	1,255,311
National Retail Properties Inc.	57,087	3,009,056
Omega Healthcare Investors Inc.	72,006	2,893,921
Outfront Media Inc.	50,327	1,044,285
Paramount Group Inc.	74,687	1,081,468
Park Hotels & Resorts Inc.	72,444	2,178,391
Pebblebrook Hotel Trust	46,139	1,478,755
Physicians Realty Trust	65,717	1,190,135
Piedmont Office Realty Trust Inc., Class A	46,537	900,956
PotlatchDeltic Corp.	24,457	901,974
Prologis Inc.	224,979	15,559,548
Public Storage	53,599	11,390,860
Rayonier Inc.	46,553	1,417,073
Realty Income Corp.	105,767	7,265,135
Regency Centers Corp.	60,666	3,943,290
Retail Properties of America Inc., Class A	77,968	985,516
RLJ Lodging Trust	63,202	1,172,397
Ryman Hospitality Properties Inc.	18,469	1,483,984
Sabra Health Care REIT Inc.	64,314	1,321,010
SBA Communications Corp.(a)	40,563	7,403,964
Senior Housing Properties Trust	85,711	1,180,240
Simon Property Group Inc.	110,496	20,123,532
SITE Centers Corp.	53,714	702,042
SL Green Realty Corp.	30,581	2,826,602
Spirit Realty Capital Inc.	30,903	1,227,467
STORE Capital Corp.	68,198	2,204,159
Sun Communities Inc.	30,944	3,401,055
Sunstone Hotel Investors Inc.	82,270	1,176,461
Tanger Factory Outlet Centers Inc.	33,397	759,782
Taubman Centers Inc.	22,018	1,096,496
UDR Inc.	98,707	4,318,431
Uniti Group Inc.(a)(b)	64,826	1,290,686
Urban Edge Properties	41,445	846,307
Ventas Inc.	127,601	8,228,989
VEREIT Inc.	347,114	2,804,681
VICI Properties Inc.	129,311	2,784,066
Vornado Realty Trust	61,987	4,333,511
Washington REIT	29,338	743,718
Weingarten Realty Investors	42,966	1,232,695
Welltower Inc.	134,385	10,413,494
Weyerhaeuser Co.	268,339	7,041,215
WP Carey Inc.	57,661	4,318,232
Xenia Hotels & Resorts Inc.	40,247	755,436

		355,225,458

Insurance — 13.7%
Aflac Inc.	272,073	12,977,882
Alleghany Corp.	5,297	3,345,373
Allstate Corp. (The)	123,132	10,819,609
American Financial Group Inc./OH	24,955	2,380,457
American International Group Inc.	316,161	13,667,640
Aon PLC	86,095	13,450,622
Arch Capital Group Ltd.(a)	144,851	4,251,377
Arthur J Gallagher & Co.	65,700	4,908,447
Aspen Insurance Holdings Ltd.	21,587	900,826
Assurant Inc.	18,859	1,817,819
Assured Guaranty Ltd.	38,053	1,543,430
Athene Holding Ltd., Class A(a)	45,851	1,967,008
Axis Capital Holdings Ltd.	30,291	1,622,083
Brighthouse Financial Inc.(a)	42,759	1,596,621

111

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brown & Brown Inc.	84,232	$2,287,741
Chubb Ltd.	164,611	21,901,494
Cincinnati Financial Corp.	54,158	4,393,297
CNA Financial Corp.	10,000	458,600
CNO Financial Group Inc.	59,441	1,062,805
Enstar Group Ltd.(a)	5,451	970,278
Erie Indemnity Co., Class A, NVS	7,175	1,050,276
Everest Re Group Ltd.	14,608	3,199,882
Fidelity National Financial Inc.	98,598	3,565,304
First American Financial Corp.	39,913	1,998,843
Genworth Financial Inc., Class A(a)	181,096	876,505
Hanover Insurance Group Inc. (The)	15,237	1,737,627
Hartford Financial Services Group Inc. (The)	128,608	6,034,287
Kemper Corp.	21,553	1,620,355
Lincoln National Corp.	76,704	4,486,417
Loews Corp.	99,128	4,748,231
Markel Corp.(a)	4,980	5,246,480
Marsh & McLennan Companies Inc.	179,979	15,872,348
Mercury General Corp.	9,929	513,329
MetLife Inc.	352,648	16,105,434
Old Republic International Corp.	102,227	2,059,874
Primerica Inc.	15,100	1,696,787
Principal Financial Group Inc.	94,440	4,728,611
ProAssurance Corp.	19,272	822,144
Progressive Corp. (The)	208,330	14,018,526
Prudential Financial Inc.	147,578	13,597,837
Reinsurance Group of America Inc.	22,556	3,258,214
RenaissanceRe Holdings Ltd.	14,472	1,997,570
RLI Corp.	13,759	908,232
Torchmark Corp.	36,868	3,088,064
Travelers Companies Inc. (The)	94,680	11,886,127
Unum Group	77,953	2,709,646
White Mountains Insurance Group Ltd.	1,150	1,027,617
Willis Towers Watson PLC	46,493	7,568,595
WR Berkley Corp.	34,446	2,648,553

		245,395,124

IT Services — 8.4%
Mastercard Inc., Class A	324,475	68,506,407
Visa Inc., Class A	607,853	82,066,233

		150,572,640

Mortgage Real Estate Investment — 1.1%
AGNC Investment Corp.	189,129	3,387,300
Annaly Capital Management Inc.	495,716	5,175,275
Blackstone Mortgage Trust Inc., Class A	43,658	1,505,764
Chimera Investment Corp.	67,288	1,280,491
Invesco Mortgage Capital Inc.	41,354	665,799
MFA Financial Inc.	164,049	1,202,479
New Residential Investment Corp.	131,568	2,234,025

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.	99,056	$2,187,157
Two Harbors Investment Corp.	89,339	1,303,456

		18,941,746

Professional Services — 0.3%
CoStar Group Inc.(a)	13,073	5,108,144

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	113,803	5,206,487
Howard Hughes Corp. (The)(a)(b)	14,078	1,563,221
Jones Lang LaSalle Inc.	16,373	2,348,052
Realogy Holdings Corp.	43,100	765,025

		9,882,785

Thrifts & Mortgage Finance — 0.5%
Capitol Federal Financial Inc.	51,637	664,568
Essent Group Ltd.(a)	35,294	1,402,937
MGIC Investment Corp.(a)	130,018	1,622,625
New York Community Bancorp. Inc.	177,068	2,057,530
Radian Group Inc.	77,630	1,493,601
TFS Financial Corp.	19,943	325,270
Washington Federal Inc.	29,283	851,843

		8,418,374

Total Common Stocks — 99.9% (Cost: $1,804,483,873)		1,793,214,195

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	5,424,672	5,426,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,922,601	1,922,601

		7,348,900

Total Short-Term Investments — 0.4% (Cost: $7,347,273)		7,348,900

Total Investments in Securities — 100.3% (Cost: $1,811,831,146)		1,800,563,095

Other Assets, Less Liabilities — (0.3)%		(5,419,931)

Net Assets — 100.0%		$1,795,143,164

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

112

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased	Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	15,648,781	—	(10,224,109	)(a)	5,424,672	$5,426,299	$49,417	(b)	$4,502	$63
BlackRock Cash Funds: Treasury, SL Agency Shares	3,177,697	—	(1,255,096	)(a)	1,922,601	1,922,601	31,427		—	—
BlackRock Inc.	54,820	10,928	(22,432)		43,316	17,979,605	420,644		1,944,186	(6,608,532)
PNC Financial Services Group Inc. (The) (c)	208,888	41,654	(85,794)		164,748	N/A	481,434		2,137,705	(5,988,827)

						$25,328,505	$982,922		$4,086,393	$(12,597,296)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,793,214,195	$—	$—	$1,793,214,195
Money Market Funds	7,348,900	—	—	7,348,900

	$1,800,563,095	$—	$—	$1,800,563,095

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

113

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 19.4%
AbbVie Inc.	996,748	$80,028,897
ACADIA Pharmaceuticals Inc.(a)(b)	74,713	1,701,962
Agios Pharmaceuticals Inc.(a)(b)	33,755	1,809,268
Alexion Pharmaceuticals Inc.(a)	147,895	18,185,169
Alkermes PLC(a)	102,857	3,380,910
Alnylam Pharmaceuticals Inc.(a)(b)	59,524	4,972,040
Amgen Inc.	422,244	79,006,075
Biogen Inc.(a)	133,511	44,563,302
BioMarin Pharmaceutical Inc.(a)(b)	118,123	11,596,135
Bluebird Bio Inc.(a)(b)	36,206	4,830,967
Celgene Corp.(a)(b)	463,349	40,987,852
Clovis Oncology Inc.(a)(b)	35,573	902,131
Exact Sciences Corp.(a)	81,358	7,328,729
Exelixis Inc.(a)	197,916	4,664,880
FibroGen Inc.(a)	50,386	2,859,405
Gilead Sciences Inc.	857,199	60,012,502
Immunomedics Inc.(a)(b)	112,888	1,669,613
Incyte Corp.(a)	116,924	9,422,905
Intercept Pharmaceuticals Inc.(a)	14,673	1,770,738
Intrexon Corp.(a)	48,311	370,062
Ionis Pharmaceuticals Inc.(a)(b)	91,066	5,281,828
Ligand Pharmaceuticals Inc.(a)(b)	14,013	1,654,935
Loxo Oncology Inc.(a)	18,721	4,391,947
Madrigal Pharmaceuticals Inc.(a)(b)	5,626	651,266
Myriad Genetics Inc.(a)(b)	49,388	1,392,248
Neurocrine Biosciences Inc.(a)	60,031	5,295,935
OPKO Health Inc.(a)	244,865	901,103
Portola Pharmaceuticals Inc.(a)(b)	44,174	1,197,115
Regeneron Pharmaceuticals Inc.(a)	51,438	22,080,790
Sage Therapeutics Inc.(a)(b)	31,015	4,422,429
Sarepta Therapeutics Inc.(a)(b)	43,876	6,129,916
Seattle Genetics Inc.(a)	71,025	5,428,441
Ultragenyx Pharmaceutical Inc.(a)	31,708	1,563,838
United Therapeutics Corp.(a)	28,851	3,327,386
Vertex Pharmaceuticals Inc.(a)	169,342	32,329,081

		476,111,800

Health Care Equipment & Supplies — 23.1%
Abbott Laboratories	1,163,810	84,934,854
ABIOMED Inc.(a)	29,889	10,493,131
Align Technology Inc.(a)	48,289	12,021,547
Avanos Medical Inc.(a)(b)	31,630	1,440,747
Baxter International Inc.	327,949	23,773,023
Becton Dickinson and Co.	177,757	44,343,261
Boston Scientific Corp.(a)	916,956	34,981,873
Cantel Medical Corp.	23,959	1,950,742
Cooper Companies Inc. (The)	32,532	9,068,620
Danaher Corp.	408,711	45,334,224
DENTSPLY SIRONA Inc.	147,318	6,179,990
DexCom Inc.(a)	58,813	8,294,397
Edwards Lifesciences Corp.(a)(b)	138,524	23,607,260
Globus Medical Inc., Class A(a)	50,168	2,260,068
Haemonetics Corp.(a)	34,212	3,383,909
Hill-Rom Holdings Inc.	44,537	4,454,591
Hologic Inc.(a)	178,335	7,918,074
ICU Medical Inc.(a)(b)	10,968	2,728,838
IDEXX Laboratories Inc.(a)	57,204	12,171,867
Inogen Inc.(a)	11,771	1,779,893
Insulet Corp.(a)(b)	39,103	3,174,773

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(a)(b)	47,157	$2,233,356
Intuitive Surgical Inc.(a)	75,674	39,625,933
LivaNova PLC(a)	32,213	2,973,904
Masimo Corp.(a)	32,277	4,014,936
Medtronic PLC	889,949	78,662,592
Neogen Corp.(a)(b)	34,676	2,112,115
NuVasive Inc.(a)(b)	33,891	1,699,295
Penumbra Inc.(a)	20,526	2,986,738
ResMed Inc.	94,537	8,997,086
STERIS PLC	55,938	6,380,288
Stryker Corp.	205,798	36,543,551
Teleflex Inc.	30,436	8,324,246
Varian Medical Systems Inc.(a)	60,317	7,963,654
West Pharmaceutical Services Inc.	49,040	5,309,561
Zimmer Biomet Holdings Inc.	135,254	14,818,428

		566,941,365

Health Care Providers & Services — 19.9%
Acadia Healthcare Co. Inc.(a)(b)	58,859	1,610,382
Anthem Inc.	171,385	51,929,655
Brookdale Senior Living Inc.(a)	125,207	1,020,437
Centene Corp.(a)	135,939	17,749,555
Chemed Corp.	10,598	3,157,568
Cigna Corp.	252,318	50,415,660
CVS Health Corp.	856,920	56,171,106
DaVita Inc.(a)	83,506	4,687,192
Encompass Health Corp.	65,488	4,377,218
HCA Healthcare Inc.	177,882	24,802,087
HealthEquity Inc.(a)	35,808	2,232,271
Henry Schein Inc.(a)	100,911	7,840,785
Humana Inc.	90,904	28,088,427
Laboratory Corp. of America Holdings(a)	66,793	9,307,604
Magellan Health Inc.(a)	14,323	933,287
McKesson Corp.	129,523	16,611,325
MEDNAX Inc.(a)	59,605	2,152,336
Molina Healthcare Inc.(a)	41,302	5,492,340
Patterson Companies Inc.	55,093	1,228,023
Quest Diagnostics Inc.	90,072	7,867,789
Tenet Healthcare Corp.(a)(b)	54,906	1,207,383
UnitedHealth Group Inc.	637,479	172,246,826
Universal Health Services Inc., Class B(b)	56,438	7,479,728
WellCare Health Plans Inc.(a)(b)	33,095	9,150,106

		487,759,090

Health Care Technology — 0.1%
Teladoc Health Inc.(a)(b)	46,675	2,996,535

Life Sciences Tools & Services — 6.7%
Agilent Technologies Inc.	211,353	16,073,396
Bio-Rad Laboratories Inc., Class A(a)(b)	13,331	3,331,017
Bio-Techne Corp.	24,998	4,361,151
Bruker Corp.	66,827	2,342,954
Charles River Laboratories International Inc.(a)	31,839	3,922,246
Illumina Inc.(a)	97,407	27,253,504
IQVIA Holdings Inc.(a)	105,070	13,555,081
Mettler-Toledo International Inc.(a)(b)	16,582	10,581,969
PRA Health Sciences Inc.(a)	38,712	4,102,311
Syneos Health Inc.(a)(b)	40,617	2,073,092
Thermo Fisher Scientific Inc.	266,761	65,535,175
Waters Corp.(a)(b)	50,258	11,620,655

		164,752,551

114

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 30.6%
Akorn Inc.(a)(b)	61,041	$229,514
Allergan PLC	210,089	30,248,614
Amneal Pharmaceuticals Inc.(a)(b)	52,909	649,722
Bristol-Myers Squibb Co.	1,081,554	53,396,321
Catalent Inc.(a)(b)	96,218	3,553,331
Eli Lilly & Co.	624,730	74,880,138
Endo International PLC(a)	133,159	1,298,300
Horizon Pharma PLC(a)	111,728	2,401,035
Jazz Pharmaceuticals PLC(a)	39,929	5,026,662
Johnson & Johnson	1,777,174	236,506,316
Mallinckrodt PLC(a)(b)	55,562	1,214,585
Medicines Co. (The)(a)(b)	43,463	1,004,430
Merck & Co. Inc.	1,723,102	128,250,482
Mylan NV(a)	342,152	10,247,452
Nektar Therapeutics(a)	114,577	4,851,190
Perrigo Co. PLC	82,738	3,843,180
Pfizer Inc.	3,830,348	162,598,273
Prestige Consumer Healthcare Inc.(a)(b)	34,504	963,352
Zoetis Inc.	318,363	27,430,156

		748,593,053

Total Common Stocks — 99.8% (Cost: $2,283,658,485)		2,447,154,394

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	47,117,273	$47,131,408
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	2,192,584	2,192,584

		49,323,992

Total Short-Term Investments — 2.0% (Cost: $49,312,593)		49,323,992

Total Investments in Securities — 101.8% (Cost: $2,332,971,078)		2,496,478,386

Other Assets, Less Liabilities — (1.8)%		(44,285,963)

Net Assets — 100.0%		$2,452,192,423

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	28,674,780	18,442,493	47,117,273	$47,131,408	$99,717	(a)	$4,109	$8,654
BlackRock Cash Funds: Treasury, SL Agency Shares	1,934,255	258,329	2,192,584	2,192,584	45,266		—	—

				$49,323,992	$144,983		$4,109	$8,654

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,447,154,394	$—	$—	$2,447,154,394
Money Market Funds	49,323,992	—	—	49,323,992

	$2,496,478,386	$—	$—	$2,496,478,386

115

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 19.6%
Arconic Inc.	115,773	$2,178,848
Axon Enterprise Inc.(a)(b)	15,608	796,164
Boeing Co. (The)	142,088	54,791,975
BWX Technologies Inc.	26,623	1,235,840
Curtiss-Wright Corp.	11,744	1,333,179
Esterline Technologies Corp.(a)	7,149	870,033
General Dynamics Corp.	74,903	12,821,146
Harris Corp.	31,659	4,849,526
HEICO Corp.(b)	11,056	934,232
HEICO Corp., Class A	19,177	1,342,965
Hexcel Corp.	23,161	1,568,231
Huntington Ingalls Industries Inc.	11,557	2,385,943
L3 Technologies Inc.	21,175	4,168,934
Lockheed Martin Corp.	66,579	19,287,270
Maxar Technologies Ltd.(a)	16,090	90,426
Moog Inc., Class A	8,729	780,984
Northrop Grumman Corp.	46,713	12,871,767
Raytheon Co.	76,570	12,615,673
Spirit AeroSystems Holdings Inc., Class A	28,577	2,383,322
Teledyne Technologies Inc.(a)	9,710	2,177,176
Textron Inc.	65,362	3,479,219
TransDigm Group Inc.(a)	13,058	5,105,678
United Technologies Corp.	218,371	25,783,064

		173,851,595

Air Freight & Logistics — 4.5%
CH Robinson Worldwide Inc.	37,072	3,216,737
Expeditors International of Washington Inc.	46,437	3,218,084
FedEx Corp.	65,229	11,582,714
United Parcel Service Inc., Class B	187,059	19,716,019
XPO Logistics Inc.(a)(b)	34,189	2,078,007

		39,811,561

Building Products — 2.8%
Allegion PLC	25,589	2,197,072
AO Smith Corp.	38,806	1,857,255
Armstrong World Industries Inc.	13,330	906,973
Fortune Brands Home & Security Inc.	38,248	1,732,634
Johnson Controls International PLC	248,630	8,396,235
Lennox International Inc.	9,758	2,237,314
Masco Corp.	82,215	2,664,588
Owens Corning	29,411	1,540,842
Resideo Technologies Inc.(a)	33,151	727,002
Trex Co. Inc.(a)	15,834	1,104,580
USG Corp.	22,939	989,818

		24,354,313

Chemicals — 1.1%
Sherwin-Williams Co. (The)	22,168	9,344,255

Commercial Services & Supplies — 2.9%
ADT Inc.(b)	32,079	231,610
Brink’s Co. (The)	13,702	1,014,633
Cintas Corp.	23,297	4,368,421
Clean Harbors Inc.(a)	13,702	811,296
Covanta Holding Corp.	31,119	501,016
Deluxe Corp.	12,459	585,199
Healthcare Services Group Inc.	19,749	861,451
MSA Safety Inc.	9,420	943,696
Republic Services Inc.	58,509	4,488,225
Stericycle Inc.(a)(b)	22,938	1,011,107

Security	Shares	Value

Commercial Services & Supplies (continued)
Tetra Tech Inc.	14,933	$824,152
Waste Management Inc.	105,618	10,104,474

		25,745,280

Construction & Engineering — 1.2%
AECOM(a)(b)	42,060	1,287,457
Arcosa Inc.	13,354	393,008
Dycom Industries Inc.(a)	8,341	484,195
EMCOR Group Inc.	15,529	1,012,957
Fluor Corp.	37,758	1,380,810
Jacobs Engineering Group Inc.	32,172	2,084,746
KBR Inc.	37,880	651,536
MasTec Inc.(a)	17,146	760,939
Quanta Services Inc.	39,286	1,388,367
Valmont Industries Inc.	5,969	770,001

		10,214,016

Construction Materials — 0.9%
Eagle Materials Inc.(b)	12,613	895,523
Martin Marietta Materials Inc.	16,859	2,978,648
Summit Materials Inc., Class A(a)	29,972	457,373
Vulcan Materials Co.	35,526	3,611,218

		7,942,762

Containers & Packaging — 3.4%
AptarGroup Inc.	16,903	1,675,425
Avery Dennison Corp.	23,330	2,436,818
Ball Corp.	91,254	4,770,759
Bemis Co. Inc.	24,448	1,194,040
Berry Global Group Inc.(a)	35,372	1,742,071
Crown Holdings Inc.(a)(b)	36,375	1,855,125
Graphic Packaging Holding Co.	83,639	1,009,523
International Paper Co.	108,969	5,168,400
Owens-Illinois Inc.	42,529	853,557
Packaging Corp. of America	25,426	2,398,180
Sealed Air Corp.	42,220	1,667,690
Silgan Holdings Inc.	20,669	570,878
Sonoco Products Co.	26,853	1,546,196
Westrock Co.	68,260	2,778,865

		29,667,527

Electrical Equipment — 4.4%
Acuity Brands Inc.	10,812	1,307,279
AMETEK Inc.	62,453	4,552,824
Eaton Corp. PLC	116,614	8,891,817
Emerson Electric Co.	168,471	11,029,796
EnerSys	11,269	960,795
Generac Holdings Inc.(a)	16,715	884,725
GrafTech International Ltd.	16,174	213,659
Hubbell Inc.	14,718	1,609,119
nVent Electric PLC	44,037	1,101,806
Regal Beloit Corp.	11,600	890,416
Rockwell Automation Inc.	32,466	5,503,636
Sensata Technologies Holding PLC(a)(b)	44,154	2,097,315

		39,043,187

Electronic Equipment, Instruments & Components — 5.2%
Amphenol Corp., Class A	81,077	7,128,290
Anixter International Inc.(a)	7,685	466,556
Arrow Electronics Inc.(a)	23,457	1,781,559
Avnet Inc.	29,920	1,232,704
Belden Inc.	10,956	587,351
Cognex Corp.	46,329	2,107,969
Coherent Inc.(a)	6,569	776,456

116

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	215,337	$7,162,109
Dolby Laboratories Inc., Class A	17,181	1,110,408
FLIR Systems Inc.	37,251	1,820,829
IPG Photonics Corp.(a)(b)	9,683	1,287,839
Itron Inc.(a)	8,922	487,409
Jabil Inc.	38,663	1,030,369
Keysight Technologies Inc.(a)	50,429	3,732,755
Littelfuse Inc.	6,767	1,189,097
National Instruments Corp.	30,184	1,334,736
TE Connectivity Ltd.	92,288	7,470,714
Trimble Inc.(a)	67,578	2,544,987
Vishay Intertechnology Inc.	35,505	692,348
Zebra Technologies Corp., Class A(a)	14,476	2,513,034

		46,457,519

Industrial Conglomerates — 10.5%
3M Co.	156,665	31,380,000
Carlisle Companies Inc.	16,043	1,728,313
General Electric Co.	2,340,364	23,778,098
Honeywell International Inc.	199,181	28,608,367
Roper Technologies Inc.	27,832	7,883,692

		93,378,470

IT Services — 16.5%
Accenture PLC, Class A	171,508	26,335,053
Alliance Data Systems Corp.	12,602	2,237,989
Automatic Data Processing Inc.	117,776	16,469,796
Black Knight Inc.(a)	38,084	1,873,352
Broadridge Financial Solutions Inc.	31,416	3,167,675
Conduent Inc.(a)	49,088	625,872
CoreLogic Inc.(a)	21,619	784,770
Euronet Worldwide Inc.(a)(b)	13,873	1,595,534
Fidelity National Information Services Inc.	88,131	9,212,333
First Data Corp., Class A(a)	152,572	3,760,900
Fiserv Inc.(a)	107,199	8,890,013
FleetCor Technologies Inc.(a)	23,862	4,815,590
Genpact Ltd.	37,346	1,114,031
Global Payments Inc.	42,571	4,779,872
Jack Henry & Associates Inc.	20,798	2,777,573
MAXIMUS Inc.	17,291	1,212,618
Paychex Inc.	85,990	6,088,092
PayPal Holdings Inc.(a)	317,064	28,142,601
Sabre Corp.	74,080	1,702,358
Square Inc., Class A(a)	82,995	5,921,693
Total System Services Inc.	45,163	4,047,056
Western Union Co. (The)	119,131	2,174,141
WEX Inc.(a)	11,563	1,865,459
Worldpay Inc., Class A(a)(b)	81,218	6,780,079

		146,374,450

Life Sciences Tools & Services — 0.3%
PerkinElmer Inc.	29,934	2,709,027

Machinery — 13.6%
Actuant Corp., Class A	16,357	374,412
AGCO Corp.	17,734	1,138,523
Allison Transmission Holdings Inc.	32,244	1,569,315
Barnes Group Inc.	12,732	752,207
Caterpillar Inc.	158,770	21,141,813
Colfax Corp.(a)	25,730	636,817
Crane Co.	13,614	1,126,695
Cummins Inc.	39,742	5,846,446

Security	Shares	Value

Machinery (continued)
Deere & Co.	86,551	$14,194,364
Donaldson Co. Inc.	34,410	1,626,905
Dover Corp.	39,370	3,457,867
Flowserve Corp.	35,129	1,547,081
Fortive Corp.	79,049	5,927,885
Gardner Denver Holdings Inc.(a)	34,031	839,545
Gates Industrial Corp. PLC(a)	12,288	183,214
Graco Inc.	44,851	1,943,394
Hillenbrand Inc.	16,823	713,295
IDEX Corp.	20,643	2,845,844
Illinois Tool Works Inc.	82,129	11,277,133
Ingersoll-Rand PLC	66,098	6,612,444
ITT Inc.	23,571	1,238,892
Kennametal Inc.	21,982	826,084
Lincoln Electric Holdings Inc.	17,337	1,498,610
Middleby Corp. (The)(a)(b)	15,033	1,768,181
Mueller Industries Inc.	15,324	397,045
Navistar International Corp.(a)	17,556	576,539
Nordson Corp.	14,050	1,821,442
Oshkosh Corp.	19,342	1,451,617
PACCAR Inc.	94,019	6,160,125
Parker-Hannifin Corp.	35,611	5,869,049
Pentair PLC	42,967	1,769,811
Snap-on Inc.	14,979	2,486,364
Terex Corp.	17,331	532,235
Timken Co. (The)	18,693	796,135
Toro Co. (The)	28,232	1,679,804
Trinity Industries Inc.	39,556	924,819
Wabtec Corp.(b)	23,134	1,599,947
Welbilt Inc.(a)	34,814	488,092
Woodward Inc.	14,959	1,359,025
Xylem Inc./NY	48,355	3,445,777

		120,444,792

Marine — 0.1%
Kirby Corp.(a)(b)	14,429	1,080,877

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	38,119	929,341

Professional Services — 2.4%
ASGN Inc.(a)	14,154	891,561
Equifax Inc.	32,441	3,471,836
FTI Consulting Inc.(a)	10,276	702,056
Insperity Inc.	10,203	1,088,456
Korn Ferry	15,275	696,540
ManpowerGroup Inc.	16,630	1,314,269
Nielsen Holdings PLC	95,584	2,454,597
Robert Half International Inc.	32,680	2,105,572
TransUnion	49,859	3,032,424
TriNet Group Inc.(a)	11,790	538,331
Verisk Analytics Inc.(a)(b)	44,294	5,200,559

		21,496,201

Road & Rail — 7.9%
CSX Corp.	215,817	14,179,177
Genesee & Wyoming Inc., Class A(a)(b)	15,708	1,233,392
JB Hunt Transport Services Inc.	23,472	2,512,443
Kansas City Southern	27,325	2,889,619
Knight-Swift Transportation Holdings Inc.(b)	33,806	1,073,340
Landstar System Inc.	11,064	1,123,881
Norfolk Southern Corp.	73,262	12,288,968

117

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Old Dominion Freight Line Inc.	17,600	$2,392,368
Ryder System Inc.	14,274	826,607
Union Pacific Corp.	198,237	31,533,560

		70,053,355

Trading Companies & Distributors — 2.3%
Air Lease Corp.	26,876	1,019,675
Applied Industrial Technologies Inc.	10,466	617,599
Fastenal Co.	77,236	4,669,689
GATX Corp.	10,106	764,822
HD Supply Holdings Inc.(a)	49,511	2,076,491
MRC Global Inc.(a)	24,097	376,395
MSC Industrial Direct Co. Inc., Class A	12,322	1,028,764
SiteOne Landscape Supply Inc.(a)	10,890	580,437
United Rentals Inc.(a)	21,819	2,733,048
Univar Inc.(a)	30,846	642,522
Watsco Inc.	8,641	1,274,375
WESCO International Inc.(a)	12,537	656,939
WW Grainger Inc.	12,275	3,625,912

		20,066,668

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	20,740	895,346

Total Common Stocks — 99.8% (Cost: $907,802,667)		883,860,542

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	9,137,101	$9,139,842
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,222,686	1,222,686

		10,362,528

Total Short-Term Investments — 1.2% (Cost: $10,360,896)		10,362,528

Total Investments in Securities — 101.0% (Cost: $918,163,563)		894,223,070

Other Assets, Less Liabilities — (1.0)%		(9,054,676)

Net Assets — 100.0%		$885,168,394

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	14,591,338	(5,454,237)	9,137,101	$9,139,842	$73,092	(a)	$337	$437
BlackRock Cash Funds: Treasury, SL Agency Shares	926,903	295,783	1,222,686	1,222,686	18,507		—	—

				$10,362,528	$91,599		$337	$437

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$883,860,542	$—	$—	$883,860,542
Money Market Funds	10,362,528	—	—	10,362,528

	$894,223,070	$—	$—	$894,223,070

118

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 5.7%
Arista Networks Inc.(a)(b)	37,453	$8,044,155
ARRIS International PLC(a)	120,145	3,771,352
Ciena Corp.(a)	104,267	3,971,530
Cisco Systems Inc.	3,176,168	150,200,985
CommScope Holding Co. Inc.(a)	142,866	2,987,328
EchoStar Corp., Class A(a)	38,079	1,560,477
F5 Networks Inc.(a)	43,776	7,045,747
Finisar Corp.(a)	89,729	2,044,027
InterDigital Inc.	25,968	1,890,730
Juniper Networks Inc.	249,567	6,473,768
Lumentum Holdings Inc.(a)	55,117	2,695,772
Motorola Solutions Inc.	116,741	13,648,190
NetScout Systems Inc.(a)	55,434	1,437,404
Plantronics Inc.	27,396	1,062,691
Ubiquiti Networks Inc.(b)	14,908	1,613,195
ViaSat Inc.(a)(b)	42,066	2,637,117
Viavi Solutions Inc.(a)	175,422	1,950,693

		213,035,161

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	681,051	10,433,701
Zayo Group Holdings Inc.(a)	149,218	4,096,034

		14,529,735

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp./DE	107,710	8,969,012
SYNNEX Corp.	30,892	2,989,110
Tech Data Corp.(a)	27,989	2,676,588

		14,634,710

Health Care Technology — 0.8%
Allscripts Healthcare Solutions Inc.(a)	135,927	1,602,579
athenahealth Inc.(a)	29,767	4,010,806
Cerner Corp.(a)(b)	235,433	12,927,626
Medidata Solutions Inc.(a)	45,449	3,225,061
Veeva Systems Inc., Class A(a)	87,381	9,529,772

		31,295,844

Household Durables — 0.1%
Garmin Ltd.	87,473	6,051,382

Interactive Media & Services — 21.1%
Alphabet Inc., Class A(a)	206,961	233,015,320
Alphabet Inc., Class C, NVS(a)	213,060	237,853,792
Cargurus Inc.(a)(b)	27,031	1,156,116
Cars.com Inc.(a)(b)	50,095	1,368,095
Facebook Inc., Class A(a)	1,666,058	277,715,208
IAC/InterActiveCorp.(a)	55,569	11,740,618
Snap Inc., Class A, NVS(a)(b)	514,527	3,437,040
Twitter Inc.(a)	515,123	17,287,528
Zillow Group Inc., Class A(a)	39,405	1,371,688
Zillow Group Inc., Class C, NVS(a)(b)	85,857	3,012,722

		787,958,127

Internet & Direct Marketing Retail — 0.9%
eBay Inc.(a)	643,342	21,648,458
Etsy Inc.(a)	87,791	4,797,778
GrubHub Inc.(a)(b)	65,970	5,303,988
Stamps.com Inc.(a)	12,818	2,385,174

		34,135,398

IT Services — 5.6%
Akamai Technologies Inc.(a)(b)	117,335	7,638,508

Security	Shares	Value

IT Services (continued)
Amdocs Ltd.	102,654	$5,736,306
Booz Allen Hamilton Holding Corp.	103,564	5,088,099
CACI International Inc., Class A(a)	18,520	3,096,174
Cognizant Technology Solutions Corp., Class A	410,837	28,627,122
DXC Technology Co.	200,045	12,826,885
EPAM Systems Inc.(a)	37,270	5,272,960
Gartner Inc.(a)	65,273	8,869,948
GoDaddy Inc., Class A(a)	120,300	8,256,189
International Business Machines Corp.	642,491	86,363,640
Leidos Holdings Inc.	108,311	6,282,038
Okta Inc.(a)	56,725	4,675,842
Perspecta Inc.(b)	107,593	2,157,240
Science Applications International Corp.	38,102	2,558,168
Twilio Inc., Class A(a)	67,824	7,550,168
VeriSign Inc.(a)	75,993	12,863,335

		207,862,622

Semiconductors & Semiconductor Equipment — 17.3%
Advanced Micro Devices Inc.(a)(b)	627,197	15,309,879
Analog Devices Inc.	262,785	25,978,925
Applied Materials Inc.	697,599	27,262,169
Broadcom Inc.	292,348	78,422,351
Cirrus Logic Inc.(a)	46,151	1,714,510
Cree Inc.(a)(b)	75,529	3,808,927
Cypress Semiconductor Corp.	266,007	3,689,517
Entegris Inc.	104,377	3,449,660
Integrated Device Technology Inc.(a)	94,168	4,600,107
Intel Corp.	3,224,111	151,920,110
KLA-Tencor Corp.	109,459	11,665,046
Lam Research Corp.	110,417	18,724,515
Marvell Technology Group Ltd.	426,819	7,908,956
Maxim Integrated Products Inc.	198,304	10,761,958
Microchip Technology Inc.	168,740	13,561,634
Micron Technology Inc.(a)	794,484	30,365,178
MKS Instruments Inc.	39,976	3,263,241
Monolithic Power Systems Inc.	28,789	3,643,536
NVIDIA Corp.	431,559	62,036,606
ON Semiconductor Corp.(a)	304,458	6,101,338
Qorvo Inc.(a)	90,411	5,909,263
QUALCOMM Inc.	858,449	42,510,395
Semtech Corp.(a)	49,678	2,412,364
Silicon Laboratories Inc.(a)	32,464	2,483,496
Skyworks Solutions Inc.	127,337	9,300,694
Synaptics Inc.(a)(b)	28,313	1,126,857
Teradyne Inc.	130,565	4,699,034
Texas Instruments Inc.	679,411	68,403,100
Universal Display Corp.	31,385	3,258,705
Versum Materials Inc.	80,972	2,977,340
Xilinx Inc.	179,937	20,142,148

		647,411,559

Software — 31.3%
2U Inc.(a)(b)	43,481	2,471,895
ACI Worldwide Inc.(a)(b)	86,962	2,570,597
Adobe Inc.(a)	345,124	85,528,630
ANSYS Inc.(a)	59,888	9,842,593
Aspen Technology Inc.(a)(b)	51,478	4,974,319
Autodesk Inc.(a)	155,622	22,907,558
Blackbaud Inc.	36,396	2,605,954
Cadence Design Systems Inc.(a)	202,346	9,718,678
CDK Global Inc.	93,940	4,594,605

119

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)	29,245	$1,205,186
Citrix Systems Inc.	91,821	9,415,325
CommVault Systems Inc.(a)	29,765	1,966,574
DocuSign Inc.(a)	19,531	965,808
Ellie Mae Inc.(a)(b)	26,641	2,019,388
Fair Isaac Corp.(a)	21,138	4,760,278
FireEye Inc.(a)	147,375	2,605,590
Fortinet Inc.(a)	104,270	7,983,954
Guidewire Software Inc.(a)(b)	59,017	5,115,594
HubSpot Inc.(a)	26,744	4,233,843
Intuit Inc.	183,862	39,681,097
j2 Global Inc.	35,045	2,633,982
LogMeIn Inc.	37,786	3,514,854
Manhattan Associates Inc.(a)	49,233	2,401,093
Microsoft Corp.	5,412,879	565,266,954
New Relic Inc.(a)	33,747	3,430,383
Nuance Communications Inc.(a)(b)	213,058	3,381,230
Nutanix Inc., Class A(a)	55,819	2,859,607
Oracle Corp.	1,801,304	90,479,500
Palo Alto Networks Inc.(a)	67,254	14,447,504
Paycom Software Inc.(a)(b)	35,245	5,224,719
Pegasystems Inc.	28,808	1,621,602
Proofpoint Inc.(a)	40,100	4,084,987
PTC Inc.(a)	77,112	6,538,326
RealPage Inc.(a)(b)	54,489	3,038,852
Red Hat Inc.(a)	125,623	22,340,794
RingCentral Inc., Class A(a)	50,087	4,630,042
salesforce.com Inc.(a)	540,913	82,202,549
ServiceNow Inc.(a)(b)	127,328	28,014,707
Splunk Inc.(a)	104,706	13,071,497
SS&C Technologies Holdings Inc.	155,050	7,983,525
Symantec Corp.	457,996	9,627,076
Synopsys Inc.(a)	107,050	9,993,117
Tableau Software Inc., Class A(a)(b)	51,663	6,604,598
Teradata Corp.(a)	86,821	3,853,116
Tyler Technologies Inc.(a)	28,218	5,338,563
Ultimate Software Group Inc. (The)(a)	22,637	6,181,486
Verint Systems Inc.(a)	48,905	2,365,535
VMware Inc., Class A	54,514	8,235,430
Workday Inc., Class A(a)	104,029	18,884,384
Zendesk Inc.(a)	77,776	5,252,213

Security	Shares	Value

Software (continued)
Zscaler Inc.(a)(b)	13,473	$651,689

		1,169,321,380

Technology Hardware, Storage & Peripherals — 16.3%
Apple Inc.	3,154,713	525,070,432
Dell Technologies Inc., Class C(a)	108,491	5,271,578
Hewlett Packard Enterprise Co.	1,014,360	15,813,872
HP Inc.	1,123,699	24,755,089
NCR Corp.(a)(b)	89,160	2,385,030
NetApp Inc.	180,116	11,485,997
Pure Storage Inc., Class A(a)	130,913	2,344,652
Seagate Technology PLC	187,400	8,298,072
Western Digital Corp.	207,603	9,340,059
Xerox Corp.	151,716	4,279,908

		609,044,689

Total Common Stocks — 99.9% (Cost: $3,159,532,310)		3,735,280,607

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	56,188,366	56,205,223
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	2,488,062	2,488,062

		58,693,285

Total Short-Term Investments — 1.6% (Cost: $58,681,269)		58,693,285

Total Investments in Securities — 101.5% (Cost: $3,218,213,579)		3,793,973,892

Other Assets, Less Liabilities — (1.5)%		(57,296,649)

Net Assets — 100.0%		$3,736,677,243

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	65,394,472	(9,206,106)	56,188,366	$56,205,223	$204,033	(a)	$(2,098)	$5,476
BlackRock Cash Funds: Treasury, SL Agency Shares	7,668,848	(5,180,786)	2,488,062	2,488,062	56,037		—	—

				$58,693,285	$260,070		$(2,098)	$5,476

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

120

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Technology ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,735,280,607	$—	$—	$3,735,280,607
Money Market Funds	58,693,285	—	—	58,693,285

	$3,793,973,892	$—	$—	$3,793,973,892

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

121

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 56.5%
ALLETE Inc.	45,103	$3,470,225
Alliant Energy Corp.	207,002	9,205,379
American Electric Power Co. Inc.	432,636	34,230,160
Avangrid Inc.	48,886	2,437,945
Duke Energy Corp.	625,454	54,902,352
Edison International	285,855	16,285,159
El Paso Electric Co.	35,643	1,871,970
Entergy Corp.	158,928	14,174,788
Evergy Inc.	231,146	13,249,289
Eversource Energy	278,025	19,297,715
Exelon Corp.	848,420	40,520,539
FirstEnergy Corp.	426,288	16,710,490
Hawaiian Electric Industries Inc.	95,502	3,551,720
IDACORP Inc.	44,216	4,311,060
NextEra Energy Inc.	419,332	75,052,041
Pinnacle West Capital Corp.	98,335	8,665,280
PNM Resources Inc.	69,840	2,974,486
Portland General Electric Co.	78,281	3,782,538
PPL Corp.	631,878	19,790,419
Southern Co. (The)	902,711	43,871,755
Xcel Energy Inc.	450,986	23,613,627

		411,968,937

Gas Utilities — 5.5%
Atmos Energy Corp.	102,527	10,009,711
National Fuel Gas Co.	75,427	4,321,967
New Jersey Resources Corp.	77,637	3,765,394
ONE Gas Inc.	46,078	3,785,308
South Jersey Industries Inc.	81,091	2,414,890
Southwest Gas Holdings Inc.	46,489	3,641,018
Spire Inc.	44,448	3,527,838
UGI Corp.	152,527	8,698,615

		40,164,741

Independent Power and Renewable Electricity Producers — 3.9%
AES Corp./VA	581,076	9,523,836
NRG Energy Inc.	254,374	10,406,440
Vistra Energy Corp.(a)	345,215	8,668,349

		28,598,625

Multi-Utilities — 31.2%
Ameren Corp.	214,337	14,862,127

Security	Shares	Value

Multi-Utilities (continued)
Avista Corp.	57,735	$2,416,210
Black Hills Corp.	47,331	3,213,302
CenterPoint Energy Inc.	439,727	13,596,359
CMS Energy Corp.	248,585	12,961,222
Consolidated Edison Inc.	273,278	21,220,037
Dominion Energy Inc.	670,473	47,094,023
DTE Energy Co.	159,615	18,794,666
MDU Resources Group Inc.	172,001	4,422,146
NiSource Inc.	318,736	8,695,118
NorthWestern Corp.	44,114	2,819,326
Public Service Enterprise Group Inc.	443,464	24,190,961
Sempra Energy	240,100	28,086,898
Vectren Corp.	72,922	5,278,094
WEC Energy Group Inc.	276,831	20,216,968

		227,867,457

Water Utilities — 2.8%
American Water Works Co. Inc.	158,451	15,159,007
Aqua America Inc.	156,187	5,474,354

		20,633,361

Total Common Stocks — 99.9% (Cost: $731,032,000)		729,233,121

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	538,618	538,618

Total Short-Term Investments — 0.1% (Cost: $538,618)		538,618

Total Investments in Securities — 100.0% (Cost: $731,570,618)		729,771,739

Other Assets, Less Liabilities — 0.0%		86,653

Net Assets — 100.0%		$729,858,392

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$505	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,006,390	(467,772)	538,618	538,618	14,443		—	—

				$538,618	$14,948		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

122

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Utilities ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$729,233,121	$—	$—	$729,233,121
Money Market Funds	538,618	—	—	538,618

	$729,771,739	$—	$—	$729,771,739

123

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 01, 2019